Exhibit 99.1 Schedule 2

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Infinity Loan ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
74024041	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$494.69	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,348.71	5.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	43.685%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx, the subject mortgage was originated on xx. No active liens and judgments have been found. Annual county taxes for 2023 have been due in the amount of xx No prior year delinquent taxes have been found.	According to the payment history as ofxxe borrower is current with the loan and the next due date is xx. The last payment was received on xx3 in the amount of xx which was applied to the due date ofxx. The monthly P&I isxx	Collections Comments:The current status of the loan is performing. According to the payment history as of xxt he borrower is current with the loan and the next due date is xx The next due date is xx . The current UPB is xx The loan has not been modified since origination. As per the collection comment dated xx . No xx has been found. No details related to the xx have been found. No damages have been found. As per the loan application, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Property Address xx Loan Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Homeowner's Counseling disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx The tape shows the PITI ratio incorrectly calculated, which may push DTI xx . Further details were not provided. xx

Downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate datedxx reflects Loan Origination fee at xx However, xxreflects Loan Origination fee xx. This is an increase in feexx  for charges that cannot increase. Valid xx for the increase in fee is missing from the loan documents. xx
																																																																																								* Qualified Mortgage DTI xx "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx, as the borrower’s income is xx and total expenses are in the amount ofxx and the xx		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			714	798
5866527	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,147.90	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,813.14	5.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	755	40.905%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx the subject mortgage was originated xx The chain of assignments is completed. The loan is currently assigned with xx There are multiple civil judgments open against the borrower in the total amount of xx First installment ofxx Second installment ofxx As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of xx the borrower is current with the loan, and the next due date of payment is xx The last payment was received on xx , which applied forxx . The currentxx with an interest rate ofxx . The UPB as of the xx	Collections Comments:The loan is performing. As per the review of the updated payment history as ofxx , the borrower is current with the loan, and the next due date of payment is xx The UPB as xx No foreclosure activity has been found. No bankruptcy-related details have been found. As per the final loan application, the borrower has been working at xx . The subject property occupancy is not available. Information regarding the damage and repair isxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the appraisal did not meet guidelines. The review of the appraisal report shows that the comps selected are dissimilar in terms of quality of xx , and other amenities. Also, the xx of the comps selected does not bracket the subject property.xx	* Closing_Disclosure violations (Lvl 3) "xx " * Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents." * xx (Lvl 3) "xx" * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "xx Settlement services provider list is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "xx
Subject loan is purchase case, originated on xx"
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase xxtolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx "		Moderate	Pass	Fail	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			748	Not Applicable
10795189	xx	xx	561-2311	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$320.33	$11,647.95	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,079.36	6.435%	xx	xx	xx	Commercial	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	1. xx
According to the updated title report dated 10/xx/2023, the subject mortgage was originated on xx
There is no chain of assignment. Currently, the loan is with the original lender,xx .
There is one prior UCC statement against the borrower in favor of xx
The first and second installments of combined taxes for 2023 are due in the total amount of xx.
No prior year’s delinquent taxes have been found.

2.xx
According to the updated title report dated 10/xx/2023, the subject mortgage was originated on xx
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is one prior UCC statement against the borrower in favor of xx
The first and second installments of county taxes for 2023 have been paid in the total amount of xx.
The third and fourth installments of county taxes for 2023 are due in the total amount of xx.
No prior year’s delinquent taxes have been found.

3.xx
According to the updated title report dated 10/xx/2023, the subject mortgage was originated xx .
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is one prior UCC statement against the borrower in favor of xx
The first installment of combined taxes for 2023 has been paid in the amount of xx.
The second installment of combined taxes for 2023 is due in the amount of xx.
No prior year’s delinquent taxes have been found.

4. xx
According to the updated title report dated 10/xx/2023, the subject mortgage was originated xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx
There are four code violations against the subject property for “xx.
The first installment of city taxes for 2023/2024 has been paid in the amount of xx.
The second, third and fourth installments of city taxes for 2023/2024 are due in the total amount of xx.
The annual installments of city taxes for 2022 have been delinquent in the total amount of xx, which are good through xx.

5. xx
According to the updated title report dated 10/xx/2023, the subject mortgage was originated on xx
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is one prior UCC statement against the borrower in favor of xx
There are four code violations against the subject property for xx
The first installment of city taxes for 2023/2024 has been paid in the amount ofxx.
The second, third and fourth installments of city taxes for 2023/2024 are due in the total amount ofxx.
No prior year’s delinquent taxes have been found.

6. xx
According to the updated title report dated 10/xx/2023, the subject mortgage was originated on xx
There is no chain of assignment. Currently, the loan is with the original lender, xx
There are four code violations against the subject property for xx
The first installment of city taxes for 2023/2024 has been paid in the amount of xx
The second, third and fourth installments of city taxes for 2023/2024 are due in the total amount ofxx.
No prior year’s delinquent taxes have been found.

7. xx
According to the updated title report dated 10/xx/2023, the subject mortgage was originated xx
There is no chain of assignment. Currently, the loan is with the original lender, xx
The first and second installments of county taxes for 2023 have been paid in the total amount of xx.
The third and fourth installments of county taxes for 2023 are due in the total amount ofxx.
No prior year’s delinquent taxes have been found.

8. xx
According to the updated title report dated 10/xx/2023, the subject mortgage was originated onxx
There is no chain of assignment. Currently, the loan is with the original lender,xx  lien is not mentioned on the supporting document.
The first and second installments of combined taxes for 2023 are due in the total amount of xx
No prior year’s delinquent taxes have been found.	According to payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of xx which was applied for the due date of 10/xx/2023. The current P&I isxx with an interest rate ofxx. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB reflected as per the payment history is xx
The borrower is not an individual. Hence, it is unable to confirm the current employment details.
As per the comment dated 05/xx/2023, the reason for default is xx ".
1.xx .
The appraisal report dated 10/xx/2021 is xx  The appraisal addendum xx  shows there are a few small areas of missing siding. The photos also show the same issue. The estimated cost of repair is not available in the appraisal report. xx
2. xx.
The appraisal report dated 10/xx/2021 is "as is". However, the photos attached to the appraisal report show that the subject exterior rear siding needs painting. The estimated cost of repair is not available in the appraisal report. xx
7. xx.
The appraisal report dated 10/xx/2021 is "as is". As per the photos attached to the appraisal report, the exterior side and rear need painting, and the gas meter needs repair. The estimated cost of repair is not available in the appraisal report. xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Appraisal (Incomplete) Balloon Rider Credit Application Initial Escrow Acct Disclosure Prepayment Penalty Rider	Field: Age of Loan Loan Value: 12 Tape Value: xx |---| -xx |----| -xx Comment: Age of loan isxx . Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: Not Applicable   Tape Value: xx    Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xx t   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx    Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value:xx   Tape Value:xx    Variance: xx    Variance %: xx    Comment: No. of units is xx .   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx    Tape Value: xx   Variance: xx  Variance %: xx    Comment: Calculated LTV is xx    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx xx Tape Value: xx Variance: Variance %: Comment: Property address is xx Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx '. However, it shows the repairs as missing siding. All property appraisals xx " * Title holder is not an individual (Lvl 3) "The subject mortgage was executed by the xx.	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Balloon Rider Missing (Lvl 2) "Balloon rider is missing from the loan documents." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from the loan documents." * Missing required 1-4 family rider (Lvl 2) "Subject is NOO. However, 1-4 family rider is missing from the loan documents." * Prepayment Rider Missing (Lvl 2) "Prepayment penalty rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			743	Not Applicable
36388266	xx	xx	561-2311	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$4,163.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,188.83	9.000%	xx	xx	xx	Commercial	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originated on xx There is no chain of assignment. Currently, the loan is with the original lender xx The first, second, third and fourth installments of town taxes for 2023 have been paid in the total amount of xx. The first installment of town taxes for 2024 has been paid in the amount ofxx. The second installment of town taxes for 2024 has been partially paid in the amount of xx. The second installment of town taxes for 2024 is due in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount ofxx which was applied for the due date of 11/xx/2023. The current P&I isxx with an interest rate of xx. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history xx.
There is a permit against the subject property for xx, which was issued on xxand xx with permit numbers xx and xx. The appraisal report dated 11/xx/2022 is xx
Unable to confirm the current employment details as the borrower is not an individual.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Borrower #2 Last Name Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xxX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Application Missing (Lvl 3) "Final application is missing from the loan documents." * Title holder is not an individual (Lvl 3) "The subject mortgage was originated by the borrower, xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			739	Not Applicable
67949564	xx	xx			561-2311	xx	xx	Not Applicable	xx	xx	xx	xx	Ohio	xx	xx	xx	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First		$0.00	$2,953.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$545.64	5.750%	xx		xx	xx		Commercial	Fixed		Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originated onxx The chain of assignments has not been provided as the subject mortgage is with the original lender, xx. No active judgments or liens have been found. The combined taxes for 2022 were paid on 7/xx/2023 in the amount ofxx No prior year’s delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount ofxx which was applied to the due date of 10/xx/2023. The currentxx, and the rate of interest is xx. The current UPB is xx	Collections Comments:The loan is current. According to the payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The current UPB isxx. As per the collection comment dated 1/xx/2023, the xx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. Unable to confirm the employment details as borrower is not an individual. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Credit Application Initial Escrow Acct Disclosure Prepayment Penalty Rider	Field: Age of Loan Loan Value:xx Tape Value: xx |---| xx |----| xx Comment: Age of loan is xx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* xx (Lvl 3) "Net operating income is xx and annual payments (Debt Service) arexx and the debt service cover ratio (xx) isxx which is less thanxx." * Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased due to xx. Further details not provided." * Title holder is not an individual (Lvl 3) "As per the final title policy, the title holder is xx	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from the loan documents." * Missing required 1-4 family rider (Lvl 2) "1-4 family rider is missing from the loan documents." * Prepayment Rider Missing (Lvl 2) "Prepayment penalty rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			749	Not Applicable
38309183	xx	xx	561-2311	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	$1,400.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,051.07	9.500%	xx	xx	xx	Commercial	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originated onxx There is no chain of assignments as the subject mortgage is with the original lenderxx No active judgments or liens have been found. Annual combined taxes for 2023 are due in the amount ofxx	As per the review of payment history as of 9/xx/2023, the borrower is current with the loan and next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of xx which was applied for the due date of 9/xx/2023. The current P&I is xx and PITI isxx. The UPB isxx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 9/xx/2023, the borrower is current with the loan and next due date is 10/xx/2023. The UPB is xx
As per comment dated 8/xx/2023,xx.
Unable to confirm the current employment details as the borrower is not an individual.
The post-closing details regarding the bankruptcy have not been found.
As per the comment dated 01/xx/2023, the loss draft check was received in the amount of xx. The type of damage and date of loss were unable to be determined. The details regarding the completion of repairs have not been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -1 |----| -xx Comment: As per note doc age of loan is xx; however, seller tape shows age of loan is xx Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: Not Applicable   Tape Value: xxVariance:    Variance %:    Comment: As per note doc borrower #2 first name is not applicable; however, seller tape shows first name is xx.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per note doc borrower #2 last name is not applicable; however, seller tape shows last name is xx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per appraisal current value is not applicable; however, seller tape shows current value is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Application Missing (Lvl 3) "Final application signed by the borrower is missing from the loan documents." * xx is less than xx (Lvl 3) "Net operating income is xx and annual payments are xx. The debt service cover ratio xx, which is equal to xx" * Title holder is not an individual (Lvl 3) "The loan was originated on xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,377.60	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			725	Not Applicable
78016151	xx	xx			561-2311	xx	xx	Not Applicable	xx	xx	xx	xx	Maryland	xx	xx	xx	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,986.89	7.500%	xx		xx	xx		Commercial	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originated on xx There is no chain of assignment. Currently, the loan is with the original lender, xx No active judgments or liens have been found. Tax status is to follow. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount ofxx which was applied for the due date of 10/xx/2023. The current P&I isxx and PITI isxx. The UPB isxx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The UPB isxx No damages have been reported. Unable to confirm the current employment details as the borrower is not an individual. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Credit Application Initial Escrow Acct Disclosure Prepayment Penalty Rider	Field: Age of Loan Loan Value: xx Tape Value: xx|---| -xx |----| -xx Comment: Age of loan is xx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Payment History String Loan Value:xx Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* Application Missing (Lvl 3) "Final application is missing from the loan documents." * DSCR is less than xx (Lvl 3) "DSCR is less than xx Net operative income is xx and annual payments (debt service) are xxDSCR ratio is xx." * Loan does not conform to program guidelines (Lvl 3) "Tape shows xx of xx in the HI policy does not cover the loan amount ofxx. However, the insurance agency confirms the policy has xx" * Title holder is not an individual (Lvl 3) "The loan was originated onxx	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from the loan documents." * Missing required 1-4 family rider (Lvl 2) "1-4 family rider is missing from the loan documents." * Prepayment Rider Missing (Lvl 2) "Prepayment penalty rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2247
99360787	xx	xx			561-2311	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First		$0.00	$11,295.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,653.41	7.000%	xx		xx	xx		Commercial	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originated on xx There is no chain of assignment. Currently, the loan is with the original lender, xx. No active judgments or liens have been found. Tax status is to follow. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of xx which was applied for the due date of 10/xx/2023. The current P&I isxx and PITI isxx. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The UPB is xx Unable to confirm the current employment details as the borrower is not an individual. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Borrower #2 Last Name Loan Value: Not Applicable Tape Value: xxVariance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xxTape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Application Missing (Lvl 3) "Final application is missing from the loan documents." * DSCR is less than 1.00 (Lvl 3) "xx * Title holder is not an individual (Lvl 3) "The loan was originated xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2292	Not Applicable
60893334	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First		$0.00	$10,820.62	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,718.88	6.990%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	734	723	54.894%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 10/xx/2023, the subject mortgage was originated on xx. The chain of assignment is not found. No active liens or judgments were found against the borrower or subject property. The combined taxes for 2023 have been paid in the total amount of xx on 12/xx/2022 and the combined taxes of 2022 were due in the amount of xxwhich were good through xx No prior-year delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of xx, which was applied for the due date of 9/xx/2023. The current P&I isxx, and the current PITI is xx, with an interest rate ofxx. The current UPB reflected as per the payment history isxx	Collections Comments:According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB reflected as per the payment history isxx The loan is performing. No modification and forbearance details are available in recent collection comments. No foreclosure activity has been found. No details were found regarding Covid-19 and damage. As per xx, the borrower has not filed bankruptcy. As per the xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Age of Loan Loan Value: 1 Tape Value: xx |---| -xx |----| -xxComment: NA Tape Source: Initial Tape Type: Field: Borrower #2 Last Name Loan Value: xx Tape Value:xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "xx. Tape show there was an income miscalculation and xx tax returns were on extension and not filed by closing. Further details not provided. xxt. The subject loan was originated onxx				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			724	734
89542911	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,293.32	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,480.34	6.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	49.729%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated onxx The chain of assignments has not been provided. However, the current assignment is with original lender, xx No active liens and judgments have been found against borrower and property. The first and second installments of county taxes for 2023/204 are due total in the amount ofxx No prior year delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan. The last payment was received on 8/xx/2023, which was applied for the due date of 9/xx/2023 and the next due date for payment is 10/xx/2023. The P&I i sxx and PITI is xx The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan. The last payment was received on 8/xx/2023, which was applied for the due date of 9/xx/2023 and the next due date for payment is 10/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per the final application, the borrower is xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Age of Loan Loan Value:xx Tape Value: xx |---| -xx |----| -xx Comment: Age of loan xx in audit xx Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx  Tape Value: xx   Variance: -xx   Variance %:    Comment: Interest paid through datexx as per note xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Value: xx Variance: -xx  Variance %:    Comment: Original note doc datexxIn auditxx  Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx Variance %: Comment: Stated maturity date 1xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved atxxThe tape shows the loan was repurchased due to a SE income miscalculation. The lender used only 1-year tax returns to qualify; however, the recalculated income using two-year tax returns pushes the DTI to xx. Lender defect. The subject loan was originated onxx	* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan document."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			751	Not Applicable
36574677	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,400.12	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,786.84	5.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	789	Not Applicable	50.380%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originated on xx The chain of assignments has not been provided as the subject mortgage is with the original lender,xx. There is a UCC lien and amount is not mentioned in updated title report which was filed by xx No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount ofxx (PITI) and was applied to the due date of 9/xx/2023. The monthly P&I is xx, and the interest rate isxx. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of xx2 (PITI) and was applied to the due date of 9/xx/2023. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the loan application, the borrower has been xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved atxx. The tape shows the loan was repurchased due to an income miscalculation, and the recalculated income pushes the revised DTI toxx. Further details not provided. Lender defect. The subject loan was originated on xx	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx and the loan closed on xx. No lock extension found."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD date ofxx reflects cash to in the amount ofxx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated onxx

Downgraded the exception as SOL has been expired. -xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate datedxxdoes not reflect lock extension fee. However, final CD datexxreflects lock extension fee atxx.
Initial loan estimate dated xx reflects appraisal fee atxx. However, final CD datexx reflects appraisal fee at $xx.
This is a cumulative increase in fee of +$720.80 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated onxx
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI ofxx, the borrower’s income was xx.		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			662	Not Applicable
2707261	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,709.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,284.80	6.625%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	796	43.436%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 10/xx/2023, the subject mortgage was originated oxx The chain of assignments has not been provided. The current assignment is withxx There is a prior judgment against the borrower in favor of xx. The county taxes for 2023 have been paid in the amount ofxx	As per the latest payment history as of 9/xx/2023, the borrower is current with the loan. The last payment was received on 9/xx/2023 in the amount ofxx for the due date of 9/xx/2023. The next due date is 10/xx/2023. The current unpaid principal balance isxx.	Collections Comments:The loan is performing. As per the latest payment history as of 9/xx/2023, the borrower is current with the loan. The next due date is 10/xx/2023. The current unpaid principal balance is xx. The loan has not been modified. As per the initial xx, the borrower has been working atxx. No comment was found stating that the borrower’s income is impacted due to COVID-19. No damages have been found to the subject property. The subject property is owner-occupied. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Age of Loan Loan Value:xx Tape Value: xx |---| -xx |----| -xx Comment: NA. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Application Missing (Lvl 3) "Final application is missing from the loan documents." * Property Marketability Issues (Lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of proximity to the subject property, lot size, surrounding view, property condition, room count, GLA, basement and finished rooms below grade, and additional amenities.xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			686	743
71659199	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$811.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,060.36	6.990%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	635	673	43.928%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 10/xx/2023 shows that the subject mortgage was originated on xx. The chain of assignments has not been provided. However, the current assignment is with an original lender, xx." No active judgments/liens have been found in the updated title report against the borrower/subject property. There is one junior mortgage open against the property in the amount ofxx which was recorded on xx No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated 9/xx/2023, the loan is performing. The last payment was received in the amount of xxon 8/xx/2023 which was applied for the due date 8/xx/2023. The next due date is 9/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is xx	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated 9/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx. The next due date is 9/xx/2023. Current UPB as of date reflected in the provided payment history is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is xx.
As per 1003, the borrower has been working atxx.
The details on foreclosure and bankruptcy are not provided.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement		3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at xx. Tape shows Schedule C income used for qualifying was not filed by BWR. File shows tax returns."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			623	622
49875798	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,074.63	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,433.18	6.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	762	760	49.334%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/xx/2023, the subject mortgage was originated on xx The chain of the assignments has not been provided. However, the current assignment is with an original lender xx. No active liens or judgments were found against the borrower or subject property. The county taxes were due in the amount of xxwhich were good through 12/xx/2023. The annual combined taxes for 2022 were paid in the amount ofxxon 04/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount ofxx which was applied for the due date of 09/xx/2023. The current monthly P&I isxx with an interest rate of xx. The current UPB reflected as per the payment history isxx.	Collections Comments:According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The current UPB reflected as per the payment history is xx. The loan is performing.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is xx.
   As per the final application, the borrower has been working at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx|---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx. Tape shows SE income miscalculation. Recent-year tax returns reflect a loss in income, and the lender used earnings from prior-year tax returns. Revised DTI is xx. Further details not provided. Lender defect. The subject loan originated on xx"	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			713	782
20145335	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,822.78	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,498.75	4.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	38.487%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 10/xx/2023, the subject mortgage was originated on xx. The chain of the assignments has not been provided as the mortgage is currently with the original lender xx. There are two prior criminal judgments active against the subject borrower in the total amount of xx in favor of same plaintiff xx. There is a prior judgment active against the subject borrower in the amount ofxx in favor of xx. The annual combined taxes for 2023 are due in the amount ofxx for 1/xx/2024. No delinquent taxes have been found for the prior year.	According to the payment history as of 10/xx/2023, the borrower is current with the loan. The next due date is 12/xx/2023. The last payment was received on 06/xx/2023 in the amount ofxx with an interest rate xx which was applied for the due date of xx The due dates were adjusted from 05/xx/2023 to 11/xx/2023 through HAF program. Hence, the next due date is 12/xx/2023. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan. The next due date is 12/xx/2023. The last payment was received on 9/xx/2023 in the amount of xx with an interest rate of 4.500% which was applied for the due date of 11/xx/2023. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
As per the tape data, the borrower's income was impacted by Covid-19. The collection comment and tape data show the servicer provided FB plan xx Further details not provided.
As per the final application, previously, the borrower was working atxx. Currently, the borrower has beenxx.
As per the collection comment dated xx, the subject property isxx. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: As per Tape data, age of loan is xx. However it reflects xx. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): $0.00. Loan Amount: xx. CLTV = xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Value:xx  Variance: -xx   Variance %: -xx  Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): $0.00. Loan Amount: xx. LTV = xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: As per tape data, Stated maturity date is xx However note documents reflects it xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by xx

The below fees were included in the test:

Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx.

Downgraded the exception as SOL has been expired. - xx."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the state regulation bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account is not signed by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx. The tape shows the borrower was not employed prior to closing and was unable to calculate DTI. Further details were not provided. Borrower defect. The subject loan originated onxx, and the xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase exception failed the reimbursement amount validation test due to one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xxreflects appraisal fee at $720.00. However, final CD dated xxreflects appraisal fee xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE xx.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower:xx.

																																																																																								Downgraded the exception as SOL has been expired. -xx."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			571	Not Applicable
38251633	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,674.98	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$599.92	3.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	38.107%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originated on 0xx
There is no chain of assignments as the subject mortgage is with the original lenderxx.
No active judgments or liens have been found.
All prior years’ taxes have been paid.
As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of xx which was applied for the due date of 10/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The UPB is xx.
The loan originated xx.
As per final application, the borrower has been working at xx.
The post-closing details regarding the bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: Calculated DTI is xx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Sales price is xx0.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Stated maturity date is xx. Tape Source: Initial Tape Type:	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "Final DU report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final 1008 is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.11%. Tape shows the BWR was not employed at the time of closing. BWR has xx."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85425978	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,554.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,464.04	6.825%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	640	Not Applicable	31.898%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originated on xx. The chain of assignments has not been provided as the subject mortgage is with the original lender,xx. No active judgments or liens have been found. The combined taxes for 2022 were paid on 12/xx/2022 in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount ofxx(PITI) which was applied to the due date of 9/xx/2023. The current P&I is xx, and the rate of interest isxx. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is xx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final loan application, the borrower has been working at xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx|---| -xx |----| -xx Comment: As per final 1003 and final 1008 calculated DTI ratio is xx; however, seller tape shows DTI ratio is xx. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: xx%   Comment: As per final 1003 and final 1008 calculated housing ratio is xx; however, seller tape shows housing ratio is 2xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: As per note doc stated maturity date isxxhowever, seller tape shows stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for closing disclosure dated 08/xx/2022. Document tracker is missing and 3 business days were added to get receipt date 08/xx/2022 which is after the Consummation date 08/xx/2022."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest & fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Valid hazard insurance is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was manually underwritten with a DTI of xx; however, tape shows the loan was manually underwritten with an increased DTI of xx. BWR has xx. Further details not provided. Lender defect. The subject loan originated xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			646	Not Applicable
57571381	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,382.44	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$520.62	3.000%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	19.355%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originated on xx There is no chain of assignment. Currently, the loan is with the original lender, xx No active judgments or liens have been found. The first and second installments of combined taxes for 2022 have been paid in the total amount of $3,382.44. No prior year’s delinquent taxes have been found.	According to payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $520.62 (PITI) which was applied for the due date of 9/xx/2023. The current P&I is $520.62 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $XX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The current UPB reflected as per the payment history is xx.
As per the initial 1003 and WVOE borrower has been working at xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Application Initial 1003_Application Missing Initial LE Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx|---| xx|----| xx Comment: DTI 19.355% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx  Variance: xx   Variance %: xx   Comment: HTI 12.844%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx  Variance: -xx   Variance %: -xx  Comment: LTV xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: No Cash out   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Maturity Date xx Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan document."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3)     "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx. Current UPB xx."
* Compliance Testing (Lvl 3)     "Tape shows initial disclosures were not sent within 3 business days from the application date. Review of the file shows the initial application date isxx however, the initial LE and disclosures were delivered onxx which is more than 3 business days."
* ComplianceEase RESPA Test Failed (Lvl 3)     "The loan failed the RESPA timing test because the settlement services provider list and the homeownership counseling organization disclosure were issued more than 3 days after initial application date. Loan application date isxx and the documents are dated 10/xx/2022."
* Missing Initial 1003_Application (Lvl 3)     "xx"
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test due to finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$195.50. Reason for Finance charge under disclosure is unknown as the fee itemization is missing.

Loan failed TILA foreclosure rescission finance charge of $xx exceeds disclosed finance charge of $xx under by -$195.50.

The subject loan is a refinance, originated on xx

Downgraded to LVL2, 3 year SOL expires in 2024"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE is missing from loan documents.

																																																																																								Downgraded to LVL2, 3 year SOL expires in 2024"		Moderate	Pass	Fail	Fail	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			752	Not Applicable
72424238	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,021.71	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$869.77	7.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	780	Not Applicable	49.909%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx
There is no chain of assignment. Currently, the loan is with the original lender,xx
No active judgments or liens have been found.
The first, second, third and fourth installments of combined taxes for 2023 have been paid in the total amount of $3,251.11.
The first and second installments of school taxes for 2023 have been paid in the total amount of $885.30.
The third and fourth installments of school taxes for 2023 are due in the total amount of $885.30.
No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,393.79 (PITI) which was applied for the due date of 10/xx/2023. The current P&I is $869.77 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $XX	Collections Comments:The current status of the loan is performing.
According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working atxx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value:xx|---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00. Net operative income is xx, and annual payments (debt service) are $xx. DSCR ratio is 0.99."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 49.90% and DSCR .99. Tape shows insufficient income per investor. BWR has xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			786	Not Applicable
13180367	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	No	Not Applicable	First	$0.00	$3,781.94	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,096.05	5.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	631	756	34.621%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 11/xx/2023, the subject mortgage was originated onxx The chain of assignments has not been provided as the mortgage is currently with the original lender xx. There are two permits recorded against the subject property under same permit type accessory structure withxx No prior year’s delinquent taxes have been found.	According to the payment history tape data as of 8/xx/2023, the borrower is current with the loan. The next due date is 10/xx/2023. Unable to determine the last payment received date, current P&I and interest rate. The current UPB as per the tape data is $XX.	Collections Comments:The current status of the loan is performing.
According to the payment history tape data as of 8/xx/2023, the borrower is current with the loan. The next due date is 10/xx/2023. Unable to determine the last payment received date, current P&I and interest rate. The current UPB as per the tape data is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at xx
Unable to confirm the current condition and occupancy status of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 9/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender xx Require xx?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 7/xx/2052   Tape Value: 9/xx/2052   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows appraisal dispute per investor. The appraisal report and Zillow search show the property was listed for sale prior to closing on xx, and the subject loan closed onxx with a sales price ofxx Appraisal is “as is”, with an appraised value ofxx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			510	761
86940463	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,910.15	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$896.74	7.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	629	782	29.833%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2023 shows that the subject mortgage was originated xx The chain of assignments has not been provided as the subject mortgage is with the original lender,xx. No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1403.53 (PITI) which was applied to the due date of 10/xx/2023. The monthly P&I is $896.74 and the interest rate is 7.5%. The current UPB is $XX.	Collections Comments:Collection comments are missing from the loan file. According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The current UPB is xx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final loan application, the borrower has been working at xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 9/xx/2023 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: 1/xx/2023 Tape Value: 1/xx/2023 Variance: 1 (Days) Variance %: Comment: Original note date is 1/xx/2023. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan fails HPML test. Infinity compliance results also show that the loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.571% exceeds APR threshold of 7.750% over by +0.821%. The subject loan is escrowed."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the Qualified Mortgage APR Threshold Test due to APR calculated 8.516% exceeds APR threshold of 8.500% over by 0.016%.

Loan failed Qualified Mortgage Safe Harbor Threshold test due to APR calculated 8.516% exceeds APR threshold of 7.750% over by -0.766%.
HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed GSE (Fannie Mae public guidelines) QM APR Test due to APR calculated 8.516% exceeds APR threshold of 8.500% over by 0.016%.

Downgraded the exception as SOL has been expired. - 04/xx/2024."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.571% exceeds APR threshold of 7.750% over by +0.821%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			668	Not Applicable
49716805	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,880.47	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,920.93	6.625%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	48.604%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 10/xx/2023, the subject mortgage was originated xx The chain of assignments has not been provided. The current assignment is withxx. No active liens and judgments have been found. The county taxes for 2023 have been due in the amount of xx	As per the latest payment history as of 9/xx/2023, the borrower is current with the loan. The last payment was received on 9/xx/2023 in the amount of $1,920.93 for the due date of 9/xx/2023. The next due date is 10/xx/2023. The current unpaid principal balance is $XX.	Collections Comments:The loan is performing. As per the latest payment history as of 9/xx/2023, the borrower is current with the loan. The next due date is 10/xx/2023. The current unpaid principal balance is xx The loan has not been modified. As per the final 1003, the borrower has been working at xx. No comment was found stating that the borrower’s income is impacted due to COVID-19. No damages have been found to the subject property. The subject property is owner-occupied. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value:xx Tape Value: xx |---| -xx |----| -xx Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: 9/xx/2023   Variance: -184 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Not Applicable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: Original note doc date is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Not Applicable Tape Value: 4/xx/2053 Variance: Variance %: Comment: NA, Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.60%. The tape shows the loan was repurchased due to an income miscalculation, and the recalculated income pushes the revised DTI to 66%. Further details not provided. Lender defect. The subject loan was originated on XX, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xxwhich is more than 3 business days from initial application date xx. Subject loan is refinance case, originated onxx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			736	Not Applicable
42952610	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$946.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$931.67	5.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	40.041%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 10/xx/2023 shows that the subject mortgage was originated on xx The chain of assignments is not provided. The current assignment is with the original lender xx The first and second installments of county taxes for 2023 are due on 10/xx/2023 and 4/xx/2024 respectively in the amount of $946.28. No prior years delinquent have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of PITI $1,131.10 which includes the P&I of $931.67, which was applied to the due date of 9/xx/2023. The current rate of interest is 5.875% and the current UPB is $XX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed in the loan file.
As per the application, the borrower has been working at xx.
The COVID-19 attestation document is available atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx|---| -xx |----| xx Comment: Borrower DTI ratio percent as xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 7/xx/2022   Tape Value: 6/xx/2022   Variance: 47 (Days)   Variance %:    Comment: Original note doc date per note is 7/xx/2022.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 8/xx/2052 Tape Value: 9/xx/2052 Variance: -31 (Days) Variance %: Comment: Stated maturity date per note is 8/xx/2052. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40%. Tape shows the BWR was xx. Further details were not provided. Borrower defect. The subject loan was originated onxx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			652	Not Applicable
63323097	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,472.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,499.14	5.625%	xx	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	652	752	41.716%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originated onxx The chain of assignments has not been provided as the mortgage is currently with the original lenderxx No active judgments or liens have been found. The annual county taxes for 2023 are due in the total amount of xxfor 11/xx/2023 and 05/xx/2024 respectively. No delinquent taxes have been found for the prior year.	According to the payment history as of 10/xx/2023, the borrower is current with the loan. The next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,499.14 with an interest rate of 5.625% which was applied for the due date of 10/xx/2023. The current UPB is $XX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan. The next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,499.14 with an interest rate of 5.625% which was applied for the due date of 10/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated 6/xx/2023, the RFD is payment dispute.
As per the final application, the borrower has been xx
CCs do not show damage. As per the collection comment dated 6/xx/2023, the subject property isxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower #2 Middle Name Loan Value:xx Tape Value:xx |---| |----| Comment: Note reflects borower #2 middle name as xx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Valuexx  Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral value used for underwriting: xx. Loan amount: xx. LTV=xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 4/xx/2023   Tape Value: 3/xx/2023   Variance: 22 (Days)   Variance %:    Comment: Note reflects date as 4/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Value: xx  Variance:xx   Variance %:xx   Comment: Collateral value used for underwriting: xx. Loan amount: xx. LTV=xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 5/xx/2053 Tape Value: 6/xx/2053 Variance: xx (Days) Variance %: Comment: Note reflects maturity date as 5/xx/2053. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is axx. The tape shows the subject loan was not guaranteed by VA due to the unavailability of the eligibility certificate. Further details were not provided." * MI, FHA or MIC missing and required (Lvl 3) "VA guaranty certificate is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			675	675
41559373	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$236.90	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,595.11	6.990%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	26.768%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originated onxx The chain of assignments has been completed. Currently, the mxx No active judgments or liens have been found. The annual county taxes for 2023-2024 are due in the amount of xxon 11/xx/2023.	As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1758.74 which was applied for the due date of 10/xx/2023. The current P&I is $1595.11 and PITI is $1758.74. The UPB is $XX.	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The UPB is xx. As per final application, the borrower has been working at xx. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Valuexx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 4/xx/2023   Variance:xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: 7/xx/2053 Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Subject NOO loan CD showed proceeds in the amount of $xx were used for non-mortgage debt. Loan tested for compliance through CE."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 4/xx/2023 does not reflect Final 442/CIR. However, CD dated 5/xx/23 reflects Final 442/CIR at $175.00. This is an increase in fee of $175.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated onxx

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at xx. However, CD datedxxreflects the sum of Section C and Recording fee atxx. This is a cumulative increase ofxx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan does not meet the seasoning period requirement of xx between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans."
* Missing Initial 1003_Application (Lvl 3)     "Initial application singed by loan originator is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement service provider list is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			787	Not Applicable
69804956	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,575.55	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$858.31	3.990%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	676	695	39.704%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originated on xx The chain of assignments has been completed. Currently, the assignment is with the original lenderxx. There is a UCC judgment against the borrower in favor of xx There is a state tax lien against the borrower in favor ofxx The first and second installments of county taxes for xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,038.03 which was applied to the due date of 10/xx/2023. The unpaid principal balance is $XX. The current P&I is $858.31 and the interest rate is 3.990%.	Collections Comments:The loan is currently performing, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,038.03 which was applied to the due date of 10/xx/2023. The unpaid principal balance isxx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx
The Covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value:xx Variance: xxDays) Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 11/xx/2051 Tape Value: 12/xx/2051 Variance: -xx (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* LE/CD Issue date test Fail (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for Revised LE dated 08/xx/2021 and delivered on 10/xx/2021. The revised loan estimate delivery date is after the initial closing disclosure delivery date 09/xx/2021."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Service providers list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Required affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.70%. The tape shows that the income was miscalculated. Lender defect. Further details not provided. The subject loan originatedxx.

Downgraded to LVL2 because loan is current and SOL will be expire in xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test. The revised LE dated xx is hand signed on xx which is after the initial CD delivery date xx.

Downgrade to LVL2, 3 year SOL expires in 2024"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees at $740.00. However, CD dated xx reflects the sum of Section C fee at $840.00. This is a cumulative increase of $103.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx

																																																																																								Downgrade to LVL2, 3 year SOL expires in cc"		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			583	724
69960514	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First		$0.00	$10,609.41	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,306.77	6.000%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	771	48.846%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originated on xx The chain of assignments has not been completed. Currently, the subject mortgage is with the original lender,xx There are two prior judgments against the borrower xx There are two UCC financing statement in favor of xx. All prior years’ taxes have been paid.	As per the review of payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $3305.81 which was applied for the due date of 09/xx/2023. The current P&I is $2306.77 and PITI is $3305.81. The UPB is $XX.	Collections Comments:The loan is currently performing. As per the review of payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The UPB is xx. As per final application, the borrower has been working atxx. The post-closing details regarding the bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value:xx |---| -xx |----| -xx Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xxh Tape Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.85%. The tape shows the lender miscalculated income variable income, and income from the second job is not supported by two-year prior earnings. Revised DTI xx. Lender defect. The subject loan originated on xx and thexx. Downgraded toxx." * Qualified Mortgage DTI exceedsxx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI ofxx as the borrower’s income is xx and total expenses are in the amount ofxx and the loan was underwritten by xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			631	Not Applicable
98664805	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,593.99	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,161.64	3.750%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	708	698	43.090%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 10/xx/2023, the subject mortgage was originated on xx The chain of assignments has not been provided as the mortgage is currently with the original lenderxx No delinquent taxes have been found for the prior year.	According to the payment history as of 10/xx/2023, the borrower is current with the loan. The next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,161.64 with an interest rate of 3.750% which was applied for the due date of 10/xx/2023. The current UPB is $XX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan. The next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,161.64 with an interest rate of 3.750% which was applied for the due date of 10/xx/2023. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
As per the final application, previously, the borrower worked atxx
Unable to confirm the current condition and occupancy status of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 10 Tape Value: xx |---| -xx |----| -xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: FHA   Tape Value: Other   Variance:    Variance %:    Comment: MI company is an FHA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx Tape Value: xx   Variance: xx  Variance %: xx   Comment: Note shows that original balance isxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xxVariance: xx Variance %: xx   Comment: Collateral Value used for Underwriting: xx. Loan Amount: xx. CLTV = xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Value: xx   Variance:xx   Variance %:xx   Comment: Collateral Value used for Underwritingxx. Loan Amount: xx. LTV = xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 11/xx/2052 Tape Value: 12/xx/2052 Variance: -30 (Days) Variance %: Comment: Note reflects, stated maturity date is 11/xx/2052. Tape Source: Initial Tape Type:	4: Unacceptable	* Missing borrower sign and date (Lvl 4) "The note date is xx, and the mortgage notarized does not have a signed date."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the appraisal was more thanxx. The appraisal update is missing from the loan documents. xx searches show an estimated value of xxCurrent UPB ixx. Further details not provided. Elevated for client review." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. -xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.  Initial loan estimate dated xx does not reflect points - loan discount fee. However, final CD dated xx reflects points - loan discount fee axx. Initial loan estimate dated xx does not reflect appraisal re-inspection fee. However, final CD dated xx reflects appraisal re-inspection fee at xx. Initial loan estimate dated xxreflects transfer taxes at xx. However, final CD dated xx reflects transfer taxes at $xxThis is a cumulative increase of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx, and thexx."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.856% exceeds APR threshold of 4.670% over by +0.186%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Qualified Mortgage DTI exceedsxx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income isxx and total expenses are in the amount ofxx and the loan was underwritten by DU xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			497	Unavailable
4825126	xx	xx	xx		561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,462.44	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,616.04	6.875%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	49.966%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originated on xx There is no chain of assignments as the subject mortgage is with the original lendexxp. No active judgments or liens have been found. All prior years’ taxes have been paid.	As per the review of payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1963.43 which was applied for the due date of 09/xx/2023. The current P&I is $1616.04 and PITI is $1963.43. The UPB is $XX.	Collections Comments:The loan is currently performing. As per the review of payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The UPB is xx. As per final application, the borrower has been the owner ofxx CCs are missing from the loan file. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 8 Tape Value:xx|---| -xx|----| -xx Comment: Age of loan as 8. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 1/xx/2053 Tape Value: 2/xx/2053 Variance: -xx(Days) Variance %: Comment: Stated maturity date as 1/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* Missing borrower sign and date (Lvl 4) "The note is dated xx. However, the mortgage notarized does not reflect the signed date."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx. Tape shows tax transcripts for 2021 is missing to confirm missing pages of return and status of amended return. Review of the loan document shows tax transcript for amended 1040 for 2021 is missing. Individual and business tax return for the tax year 2020 and 2021 is available in the loan file. BWR isxx,xxsince inception, andxx and has xxt. Further details not provided. Lender defect. The subject loan originated on xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			674	Not Applicable
35875683	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,917.93	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,372.98	6.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	699	745	40.164%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originated onxx There is no chain of assignment. Currently, the loan is with the original lender, Hxx No active judgments or liens have been found. The annual installments of combined axes for 2023 have been paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,769.70 (PITI) which was applied for the due date of 10/xx/2023. The current P&I is $1,372.98 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $XX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working atxx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 10 Tape Value: xx |---| -xx |----| xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx  Tape Value:xx:    Variance %:    Comment: Borrower middle name isxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxVariance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 11/xx/2022   Tape Value: 9/xx/2023   Variance: -xx(Days)   Variance %:    Comment: Interest paid through date is 11/xx/2022.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 11/xx/2052 Tape Value: 12/xx/2052 Variance: -30 (Days) Variance %: Comment: Stated maturity date is 11/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.16%. Tape shows the BWR was not employed at the time of closing, and excluding the income resulted in a revised total monthly income ofxx , which pushes the DTI txx. BWR isxx. Further details not provided. BWR defect. The subject loan originated on xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. - xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.435% exceeds APR threshold of 7.230% over by +0.205%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial LE datedxx delivered onxx which is more than 3 business days from initial application date xx. Subject loan is a purchase, originated on xx
Downgraded to LVL2, xx"
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.444% exceeds APR threshold of 7.230% over by +0.214%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			701	761
9462991	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,237.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,354.26	6.625%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	650	Not Applicable	41.455%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 10/xx/2023, the subject mortgage was originated xx. No active liens or judgments were found against the borrower or subject property. The county and city taxes were due in the total amount of xxwhich were good throughxx No prior-year delinquent taxes have been found.	As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1889.15 which was applied for the due date of 09/xx/2023. The current P&I is $1354.26 and PITI is $1889.15. The UPB is $XX.	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The UPB is xx. As per final 1003, the borrower was previously working at xx The COVID-19 attestation is available in the loan file located at xx No comment was found stating that the borrower’s income is impacted due to COVID-19. No damages have been found to the subject property. The subject property is xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 13 Tape Value: xx |---|xx |----| xx Comment: Age of loan as 13. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Borrower DTI ratio percent asxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value:xx   Variance: -xx  Variance %: xx   Comment: Housing ratio per U/W as xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 8/xx/2052 Tape Value: 9/xx/2052 Variance: -31 (Days) Variance %: Comment: Stated maturity date 9/xx/2052 as per note 8/xx/2052. Tape Source: Initial Tape Type:	4: Unacceptable	* Missing borrower sign and date (Lvl 4) "The note date isxx. However, the mortgage notarized does not reflect the signed date."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xxsearch shows an estimated value ofxx. Current UPB: xx."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on final CD as xx. Calculated finance charge isxx for an under disclosed amount of $200.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx

Foreclosure rescission finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of $200.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved atxx. Tape shows BWRs SE income is not documented as the 2-year required tax return is missing, and the revised DTI is xx. Review of the loan file shows BWR is xx Further details not provided. Lender defect. The subject loan originated on xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.951% exceeds APR threshold of 6.810% over by +0.141%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (1xxexceeds APR threshold of 6.810% over by +0.167%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			543	Not Applicable
81977817	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Wyoming	xx	xx	xx	Wyoming	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,078.22	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,655.03	4.500%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	680	693	45.366%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originated on xx There is no chain of assignment. Currently, the loan is with the original lenderxx 1st and 2nd half combined taxes for 2022 are due in the amount oxx No prior year’s delinquent taxes have been found.	As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $3,573.79 which was applied for the due date of 10/xx/2023. The current P&I is $2,655.03 and PITI is $3,573.79. The UPB is $XX.	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The UPB is xx. As per the final application, the borrower is getting income fromxx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value:xx Tape Value:xx |---| xx |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value:xx   Tape Value: xx   Variance: xx   Variance %:xx   Comment: As per calculation DTI is xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxI   Tape Value: xx   Variance:    Variance %:    Comment: As per note borrower last name isxx".   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value:xx Tape Value: xx   Variance: -xx   Variance %: xx   Comment: As per calculation housing ration is xx5.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 4/xx/2022   Tape Value: 9/xx/2023   Variance: -xxDays)   Variance %:    Comment: Seller tape shows Interest paid through Date 9/xx/2023, as per the document is 4/xx/2022.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 4/xx/2052 Tape Value: 5/xx/2052 Variance: xx (Days) Variance %: Comment: Seller tape shows State maturity date is 5/xx/2052 as per the Note document is 4/xx/2052. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI ofxx, as the borrower’s income is xx and total expenses are in the amount of $4,717.66. AUS report is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA foreclosure rescission finance charge test due to finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$50.00. Subject loan is a refinance, originated onxx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.36%. Tape shows the lender miscalculated income by considering pension income twice and excluded debt with a monthly payment of $10 without supporting documents. The revised DTI is xx%. Lender defect. Further details not provided. xx. The subject loan originated on xx"
																																																																																								* Property Marketability Issues (Lvl 2) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of distance to the subject property, lot size, quality of construction, room count, GLA, and additional amenities and property upgrades. xx, is closest to the subject property valued atxx. A Zillow search shows an estimated value ofxx. Current UPB $xx. Also, the appraiser noted an adverse condition with the house: the level is sloping down towards the rear of the property, and there is an industrial area to the southwest of the subdivision. Elevated for client review."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			642	664
30916152	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$894.21	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$805.77	5.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	45.188%	First	Final policy	Not Applicable	Not Applicable	04/xx/2022	x	Not Applicable	2.875%	x	04/xx/2022	Financial Hardship	According to the updated title report dated 10/xx/2023, the subject mortgage was originated on xx There is no chain of assignments as the subject mortgage is with the original lender,xx There is one UCC lien in favor of xx All prior years’ taxes have been paid.	As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $898.23 which was applied for the due date of 10/xx/2023. The current P&I is $579.96 and PITI is $898.23. The UPB is $XX.	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The UPB is xx. As per final application, the borrower has been working at xx CCs are missing from the loan file. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrowexx xx and lendexx. The modified UPB is $XX. The borrower promises to pay the P&I in the amount of $579.96 with an interest rate of 2.875% beginning onxx	Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 54 Tape Value: xx |---| xx |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 3/xx/2019   Tape Value: 9/xx/2023   Variance:xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 4/xx/2062   Tape Value: 4/xx/2049   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 463 Tape Value: 306 Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "The tape shows the issue as closed on a property that has two properties in one. The review of the appraisal report shows the subject lot consists of only property, and it is an SFR. Further details are not provided.xxsearch shows an estimated value of xx. Current UPB xx"	* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income isxx, and total expenses are in the amount ofxxhe loan was underwritten by DU xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			669	Not Applicable
62129297	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First		$0.00	$931.10	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$776.62	6.990%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No			43.723%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originated onxx The chain of assignments has not been provided as the subject mortgage is with the original lenderxx No active judgments or liens have been found. All prior years’ taxes have been paid.	The loan was originated on xx with a first payment date of xx. The PH as of 10/xx/2023 shows that the borrower is due for 10/xx/2023 and the current UPB is $XX. The current P&I is $776.62, and the interest rate is 6.990%.	Collections Comments:The loan was originated on xx with a first payment date of 10/xx/2023. The PH as of 10/xx/2023 shows that the borrower is due for 10/xx/2023 and the current UPB is xx. As per the final application, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Age of Loan Loan Value: 0 Tape Valuexx|---|xx|----| xx Comment: Age of Loan 0. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Variance: xx Variance %: -xx Comment: The borrower DTI ratio percent axx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows xxpulled the xx (xx) approval prior to note date due to litigation. The review of the appraisal does not show any active litigation against the subject xx association. A xx questionnaire analysis is missing from the loan documents. Further details not provided. xxestimated value isxx. Current UPBxx."	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for the first lien prohibited fees test. The following fees were included in the test: Lender Fee paid by Borrower: $1,219.00 Points - Loan Discount Fee paid by Borrower: $1,567.00."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			771	Not Applicable
46673495	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$262.33	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,392.50	7.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	43.215%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/xx/2023, the subject mortgage originated on xx The chain of the assignments has not been provided. However, the current assignment is with the lender,xx There is an active junior mortgage against the subject property in favor oxx No active judgments and liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of PITI of $3,052.00 which includes the P&I of $2,392.00, which was applied to the due date of 10/xx/2023. The current rate of interest is 7.25% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2xxe borrower is current with the loan and the next due date is 11/xx/2023. The current UPB is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the collection comment dated 2/xx/2xxe subject property has been occupied by the owner. No damage to the subject property has been observed in the loan file.
As per the final 1003 applicatxxeviously the borrower joined xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: xx|---| -xx |----| -xx Comment: Note reflects Age of loan as 2 months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %xx   Comment: DTI is xx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value:xx Tape Value: xx   Variance: xx   Variance %xx   Comment: DTI isxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Valuexx   Tape Value: xx   Variance:xx   Variance %:xx   Comment: Original CLTV Ratio Percentxx as per document 99.75%   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx  Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 9/xx/2053 Tape Value: 10/xx/2053 Variance: -30 (Days) Variance %: Comment: Note reflects Stated maturity date as 9/xx/2053. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan no longer qualifies as BWR's income exceeds the Housing Program maximum income limit. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			685	Not Applicable
38278982	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,564.53	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,662.83	6.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	685	832	44.535%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx No active judgments or liens have been found. Combined taxes for 2023 are paid. No prior year’s delinquent taxes have been found.	The PH is missing from the loan file. According to the seller's tape data as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The date of the last payment received is not available. The current interest rate per tape is 6.500%, and the monthly P&I is $3,662.83. The current UPB per tape is xx.	Collections Comments:Collection comments are missing from the loan file.
According to the seller's tape data as ofxx, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB per tape is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

As per the loan application, the borrower worked at xxHowever, the seller's tape data shows that the borrower did not take the job prior to closing.
Co-borrower is receiving social security and pension in the total amount of xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Age of Loan Loan Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type: Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: M Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx0 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: xxTape Value: Other Variance: Variance %: Comment: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.53% DTI. The tape shows the BWR qualified on the employment offer letter but never took that job and was not employed at closing. Further details not provided. BWR defect. The subject loan originated xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			633	Not Applicable
36505903	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,390.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,646.91	7.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	49.307%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx. The chain of assignments has not been provided. However, the current assignment is with the lender xx. No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $4,097.28 (PITI) which was applied for the due date of 10/xx/2023. The current P&I is $3,646.91 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to servicing comments, the current status of the loan is performing. According to payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB is xx. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the final application, the borrower has worked at xx.No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. The tape shows the defect as “unable to provide an acceptable final inspection evidencing the mold remediation has been completed”. However, the appraisal report in the loan file is 'xx" and does not reflect the cost of completing the repair. CCs do not show any damage. The COVID-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: DTI is 49.307%. Tape Source: Initial Tape Type: Field: MI Company Loan Value: Not Applicable Tape Value: Other Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Variance %: Comment: As per tape data, Stated maturity date is xx .However Note documents reflects it xx Tape Source: Initial Tape Type:	3: Curable		* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			740	Not Applicable
9257192	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,399.61	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,260.39	5.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	45.420%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated onxx There is no chain of assignments as the subject mortgage is with the original lender, xx No active judgments or liens have been found. The annual combined taxes for 2023 are due in the amount of xx	As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $3004.08 which was applied for the due date of 10/xx/2023. The current P&I is $2260.39 and PITI is $3004.08. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The UPB is xx. As per final application, the borrower has been working at xx The Covid-19 attestation is available in loan file located at xx. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Mortgage Insurance	Field: MI Company Loan Value: Not Applicable Tape Value: Arch |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: MI Coverage Amount Loan Value: Unavailable Tape Value:xx Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value:xx Variance: -61 (Days) Variance %: Comment: Maturity date isxx Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents." * Missing Initial LE (Lvl 3) "Initial loan estimate dated xxis missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved atxx%. Tape shows BWR were qualified using rental income on departurexx. Further details not provided. Lender defect. The subject loan originated onxx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE is missing from loan documents.

Downgraded the exception as SOL has been expired. - xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.42%, as the borrower’s income is $8,588.75 and total expenses are in the amount of $3,901.05 and the loan was underwritten by LPxx and its recommendation is "Accept" with a DTI of 45.00%."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			535	638
18791022	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,504.59	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,404.64	3.625%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.923%	First	Final policy	Not Applicable	Not Applicable	03/xx/2023	x	Not Applicable	3.625%	x	04/xx/2023	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx The chain of assignments has been completed. The mortgage is currently assigned to xx", which was recorded on xx There are 6 civil judgments, 4 child support liens and one IRS lien which were recorded on different dates. However, the borrower name provided on the supporting document does not match the subject borrower’s name. Combined taxes for 2023 are due in the amount of $2,504.59 on 12/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan. The last payment was received on 10/xx/2023, which was applied for the due date of 10/xx/2023and the next due date for payment is 11/xx/2023. The P&I is $1,269.10 and PITI is $1,696.56. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 10/xx/2023and the next due date for payment is 11/xx/2023. The P&I is $1,269.10 and PITI is $1,696.56. The UPB reflected as per the payment history is xx.
As per comment dated xx the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per final application, the borrower xx
As per comment datedxx
The loan was originated on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified onxx The borrower promises to pay the new modified P&I of $1,269.10 with the new fixed interest rate of 3.625% beginning from xx	Missing or error on the Rate Lock	Field: MI Coverage Amount Loan Value: Not Applicable Tape Value: 0.000% |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xxTape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "As per doc tracker, the revised CD dated xxmissing from the loan documents. Doc tracker is available at xx
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation disclosure is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved atxx. Tape shows the undisclosed debts at closing, which may push the DTI to 50.36%. BWR defect. The subject loan originated onxx * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.923% as the borrower’s income is $9,732.28 and total expenses are in the amount of $4,372.02 and the loan was underwritten by DU (xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			689	Not Applicable
36440895	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,252.70	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,915.70	2.750%	xx	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originatedxx. The chain of assignments has been completed. Currently, the assignment is with the original lender xx. No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2023 are due in the amount of $3,252.70. The annual county taxes for 2022 are due in the amount of $3,086.90. The water/sewer taxes are paid on 9/xx/2023. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $3,343.93 which was applied to the due date of 10/xx/2023. The unpaid principal balance is xx. The current P&I is $2,915.70 and the interest rate is 2.750%.	Collections Comments:The loan is currently performing, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $3,343.93 which was applied to the due date of 10/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been owner of xx
The Covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: MI Coverage Amount Loan Value: xx Comment: MI Coverage amount is xx Tape Source: Initial Tape Type: Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: As per application purpose is change in rate/term. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx	3: Curable		* Closing_Disclosure violations (Lvl 3) xx is missing from the loan documents." * Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents." * Loan does not conform to program guidelines (Lvl 3) "Tape shows that the prior loan was modified and did not meet the seasoning requirements of 210 days for a refinance." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			726	Not Applicable
25681475	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$323.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,517.99	4.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	44.848%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2023, the subject mortgage was originated on xx There is no chain of assignment. Currently, the loan is with the original lender, xx There are four prior hospital liens active against the borrower in favor ofxx 2nd half county taxes for 2023 are due on 4/xx/2024 in the amount of $323.92. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,700.55 which was applied for the due date of 10/xx/2023. The current P&I is $1,517.99 and PITI is $1,700.55. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The UPB is xx. As per the initial application, the borrower worked at xx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Mortgage Insurance	Field: xx Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field:xxoan Value: Unavailable Tape Value: xx: Comment: Unavailable. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx	3: Curable	* Application Missing (Lvl 3) "The final application date was signed by the borrower onxx, which is prior to the initial application date of xx. The final application dated xx
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows the comps used are dissimilar, and inadequate comp adjustments were used on the appraisal. The review of the appraisal report shows that the comps selected are dissimilar in terms of location, bedroom and bathroom count, GLA, and upgrades. Comp xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Condo Review Fee. However, CD dated xx. This is an increase in fee of +$162.95 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated onxx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.84%, as the borrower’s income is $4,374.93, and total expenses are in the amount of $1,962.08. The loan was underwritten by DUxx and its recommendation is “Approve/Eligible” with a DTI of 44.85%."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			746	Not Applicable
69455130	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$797.24	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,243.91	5.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.197%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 10/xx/2023, the subject mortgage was originated xx The chain of assignments has not been provided as the mortgage is currently with the original lender "xx There are two permits issued against the subject property. The first was xx No prior year’s delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan. The next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,243.91 with an interest rate of 5.000% which was applied for the due date of 10/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 10/xx/2023, the borrower is current with the loan. The next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,243.91 with an interest rate of 5.000% which was applied for the due date of 10/xx/2023. The current UPB is xx. No foreclosure and bankruptcy evidence has been found. As per the final application, the borrower has been working atxx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Mortgage Insurance	Field: xx Loan Value: Unavailable Tape Value: xx |---| |----| Comment: MI company is unavailable. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value:xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "A valid hazard insurance policy is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows inappropriate comps were used on the appraisal. The review of the appraisal report shows that the subject is in a suburban area, and Compxx miles away from the subject. The comps selected are dissimilar in terms of date of sale/time, lot size, property condition, bedroom and bathroom counts, GLA, garage, and additional features. Comp xx			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			745	797
3566996	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$463.16	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$547.82	3.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	816	Not Applicable	30.347%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens found. The annual combined taxes for 2023 are due in the amount of $463.16 on 12/xx/2023. As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date for payment is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $793.77, which applied for 11/xx/2023. The current P&I is $547.82 with an interest rate of 3.250%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $739.77 which was applied for the due date of 11/xx/2023. The current monthly P&I is $547.82 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
The borrower's employment details are not available in the loan file. xx
The loan was originated xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues  (Lvl 3)     "Tape shows four defects related to the comparables used in the report. The review of the appraisal report shows that the subject is in a suburban area, and compxx  miles away from the subject. The comps used are dissimilar in terms of property condition, GLA, and additional amenities. Comp #2, with a sales price ofxx, is closest to the subject property, valued at xx. Zillow search shows the estimated value at xx. Current UPB is $xx."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			806	Not Applicable
93957737	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,998.47	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,431.70	3.125%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	47.794%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2023 shows that the subject mortgage was originated on xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of town taxes for 2023 is paid in the amount of $2,330.79 on xx
The second installment of town taxes for 2023 is paid in the amount of $2,330.78 on xx
The first installment of town taxes for 2024 is due in the amount of $2,499.24 on xx
The second installment of town taxes for 2024 is due in the amount of $2,499.23 onxx
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated 10/xx/2023, the loan is performing. The last payment was received in the amount of $1,431.70 on 10/xx/2023 which was applied for the due date 9/xx/2023. The next due date is 10/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.125%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated 10/xx/2023, the loan is performing. The last payment was received in the amount of $1,431.70 on 10/xx/2023. The next due date is 10/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found related to damage or repairs.
The loan was originated on xx and the Covid-19 attestation document is available in the loan file located at xx.
As per the seller's tape data, the subject property is owner-occupied.
As per the comment dated xx the xx and missing work. Also, the same comment shows the Covid forbearance plan is available.
As per xxthe borrower has been working at xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initiaxxn Missing or error on the Rate Lock		3: Curable		* Missing Initial 1003_Application (Lvl 3) "Initial application is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved atxx Tape shows undisclosed debt opened prior to closing may push DTI to 58.84%. Further details not provided. BWR defect. The subject loan originated on xx * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.49% as the borrower’s income is $4,627.04 and total expenses are in the amount of $2,211.46 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 47.79%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			685	702
80378342	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,555.90	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,343.37	3.625%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	667	38.731%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx There is junior mortgage active against the subject property in favor of xx All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,977.13 which was applied for the due date of 10/xx/2023. The current P&I is $1,343.37 and PITI is $1,977.13. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The UPB is xx. As per the final application, the borrower has been working at xx Covid-19 attestation is located atxx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing xx Missing or error on the Rate Lock xx	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: As per calculation. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 2xx xxComment: Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: xx Comment: As per note. Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx Comment: As per calculation. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: 1xx Field: Original Standard LTV (OLTV) Loan Value:xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased due to a xx is unresponsive. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified xx. disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test xx HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			578	603
39211307	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,186.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$767.15	2.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	806	Not Applicable	41.000%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated xx No active judgments or liens have been found. The first installment of city taxes was paid on 7xx No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount $1264.26 (PITI) which was applied to the due date of 11/xx/2023. The monthly P&I is $767.15 and the interest rate 2.625%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower is receiving social security and pension in the amount of xx per month. No other income or employment information was found in the loan application.
Covid-19 attestation is available at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx |---| xxComment: Housing ratio per U/Wxx Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Valuexx Comment: Original CLTV Ratio Percent xx Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value:xx Field: Original Standard LTV (OLTV) Loan Value: xx	4: Unacceptable	* Appraisal incomplete xx "The appraisal report in the loan file is "xx". The improvement section of the subject property shows railing is missing from all xx. The final CD does not reflect anyxx	* Property Marketability Issues (Lvl 3) "The tape shows the subject loan was repurchased, as the UCDP submission reflects a xx, which indicates a heightened risk of appraisal quality issues and overvaluation. Further details not provided. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, room count, GLA, property upgrades, and additional amenities. Comp #3, with a sales price ofxx, is closest to the subject property valued at xx. A Zillow search shows an estimated value of xx	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan document. Downgraded the exception as SOL has been expired. -xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			805	Not Applicable
58753640	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,797.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$891.08	3.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	764	Not Applicable	33.090%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2023 shows that the subject mortgage was originated xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. Combined taxes for 2023 are due in the amount of $1,435.89 on 01/xx/2024.	According to the payment history as of 10/xx/2023, the borrower is current with the loan. The last payment was received on 10/xx/2023, which was applied for the due date of 10/xx/2023 and the next due date for payment is 11/xx/2023. The P&I is $891.08 and PITI is $1,140.21. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan. The last payment was received on 10/xx/2023, which was applied for the due date of 10/xx/2023 and the next due date for payment is 11/xx/2023. The P&I is $891.08 and PITI is $1,140.21. The UPB reflected as per the payment history is xx.
As per comment dated xx the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working atxx
The loan was originated onxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Housing Ratio per U/W (Initial Rate) Loan Value: 0.000% Tape Value: xx |---|xx Comment: NA. Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: xx Variance: -761 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Occupancy at Origination (Property Usage Type) Loan Value:xx Variance: Variance %: Comment: Seller tape shows Occupancy at origination is Investor, as per the 1003 document is secondary. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value:xx1. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.09%. The tape shows the BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan originated onxx		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			793	Not Applicable
80382368	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,223.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,591.66	7.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	48.469%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of county taxes for 2024 have been paid in the amount of $1,611.79. The annual installments of county taxes for 2024 are due in the amount of $1,611.79. No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,930.34 (PITI) which was applied for the due date of 11/xx/2023. The current P&I is $1,591.66 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower is self-employed. The borrower has been the notary ofxx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: Borrower DTI Ratio Percent is 48.469% Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents." * Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents." * Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.46%. Tape shows assets were not properly documented as the source of the $xx deposit was not found and may be derived from his xx business. As per DU, total available assets of xx
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Initial LE estimate delivery and timing test. Initial LE xx
																																																																																								* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to the initial CD missing from the loan documents. The subject loan is a purchase, originated onxx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			812	Not Applicable
86830306	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,831.35	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,491.19	3.375%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	631	631	32.684%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023 were paid off in the amount of xx. The third and fourth installments of county taxes for 2023 are due in the amount of $1,414.00. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,890.22, which was applied to the due date of 10/xx/2023. The unpaid principal balance is xx. The current P&I is $1,491.19, and the interest rate is 3.375%.	Collections Comments:The loan is currently performing, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,890.22, which was applied to the due date of 10/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx the subject property is owner-occupied.
 No comment pertaining to the damage to the subject property has been observed.
  As per Final 1003, the borrower previously worked at xx Currently, the borrower has been with xx
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Mortgage Insurance	Field: Borrower #1 Middle Name Loan Value: xx. Tape Value: xx|---| |----| Comment: Note reflects borrower #1 middle name asxx Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx.   Tape Value: xx  Variance:    Variance %:    Comment: Note reflects borrower #2 middle name as xx.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 32.684%   Tape Value: 32.687% xx  Comment: DTI is 32.648%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) xx  Variance: xx  Comment: Hsg ratio is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx
Field: Original Standard LTV (OLTV)   xxTape Source: Initial   Tape Type:
Field: Subject Property Type Loan Valuexx Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal dated xx The tape shows that the loan closed after the updated appraisal expired; the appraisal validity period could not be extended another 120 days. Zillow search shows an estimated value of xx The current UPB is xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. -xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated atxx. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx. However, the final CD datedxx reflects the appraisal review fee atxx. This is an increase in the fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan testxx exceeds xx . The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed. As per the appraisal report, the subject property is axx. The manufactured home rider is attached to a recorded mortgage located atxx is not mentioned on the legal side of the recorded mortgage. The tax certificate shows the subject property is a manufactured home. The xx endorsement is not attached to the final title policy. The UT shows a title defect as "xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			613	624
45211658	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,253.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,519.74	3.250%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	Other	xx	35.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	715	745	45.241%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. The combined and school taxes for 2023 are paid off in the total amount of $5,253. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current on the loan. The next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,519.74 with an interest rate of 3.250%, which was applied for the due date of 11/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 11/xx/2023, the borrower is current with the loan. The next due date is 12/xx/2023. The current UPB is xx. No bankruptcy or foreclosure evidence has been found. The Covid-19 attestation is available at xx As per the final application, previously, the borrower worked at 'xx. Currently, the borrower has been working at xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx---|xx Comment: As per final documents borrower DTI is 45.241%. Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: xx Comment: As per documents interest paid through date is xx Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the xx licensed, effective xx. The xx are not available for loans with a closing date before xx. Additionally,xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx%. Tape shows BRW1 does not have sufficient documentation to consider the commission income as a xx * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.241%, as the borrower’s income is xx and total expenses are in the amount of $4,702.37 and the loan was underwritten by LP xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			731	738
73658133	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$591.67	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$375.78	3.375%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Primary	Yes	Yes	Yes	773	Not Applicable	46.758%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2023 shows that the subject mortgage was originated on xx No active liens and judgments have been found. The annual combined taxes for 2023 are due in the amount of $591.67 for 1/xx/2024. No prior year delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan. The next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $375.78 with an interest rate of 3.375% which was applied for the due date of 10/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan. The next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $375.78 with an interest rate of 3.375% which was applied for the due date of 10/xx/2023. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx
As per the final application, the borrower has been working at xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value:xx Comment: As per Tape data, Post Close DTI is 47.000%. However Final Application documents reflect as 46.758%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx Comment: As per Tape data, Post Close Housing Ratio is xxHowever Final Application documents reflect as 23.375%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx  Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): 0.00. Loan Amount: xxCLTVxxTape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx
Field: Original Standard LTV (OLTV)   xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Appraisal reflect property has xx stories. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape shows subject is a condotel. Subject is a unit at the xx. Resort has restaurants, water park. Xx		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file." * Intent to Proceed Missing (Lvl 2) "Borrower's intent to proceed is missing from the loan documents." * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.758% as the borrower’s income is $4,439.00 and total expenses are in the amount of $2,075.60 and the loan was underwritten by DU xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			811	Not Applicable
95809186	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,337.07	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,201.19	3.500%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	673	761	48.508%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan. The next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,201.19 with an interest rate of 3.500% which was applied for the due date of 11/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan. The next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,201.19 with an interest rate of 3.500% which was applied for the due date of 11/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx
The Covid-19 attestation is located at xx
As per the final application, the borrower has been working at xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock Right of Rescission	Field: Original CLTV Ratio Percent Loan Value:xxComment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Valuexx Comment: NA Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) xx Comment: NA Tape Source: Initial Tape Type: Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents." Zillow search shows an estimated value atxx
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails the complianceEase delivery and timing test for the initial closing disclosure dated xxand electronically signed on xx which is less than 3 business days before the consummation date ofxx. The subject loan is a refinance, originated on xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Notice of right to cancel is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx. The tape shows the loan was repurchased as the BWR was not employed at closing and lender missed the term date on VOE. Further details not provided. Lender defect. The subject loan originated on xx * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.508%, as the borrower’s income is $4,410.00 and total expenses are in the amount of $2,139.21 and the loan was underwritten by DUxx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			696	740
6334228	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,427.86	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,064.75	2.250%	xx	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	33.984%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated onxx There is a prior mortgage against the subject property in favor of xx which was originated on xx The first, second and third installments of county taxes for 2023 are due total in the amount of xx The water charges for 2023 has been delinquent in the total amount of $357.09 which are payable through 11/xx/2023.	According to the payment history as of 10/xx/2023, the borrower is current with the loan. The last payment was received on 9/xx/2023, which was applied for the due date of 10/xx/2023 and the next due date for payment is 11/xx/2023. The P&I is $1,064.75 and PITI is $1,332.79. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan. The last payment was received on 9/xx/2023, which was applied for the due date of 10/xx/2023 and the next due date for payment is 11/xx/2023. The P&I is $1,064.75 and PITI is $1,332.79. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx
The Covid-19 attestation is located atxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value:xx Comment: NA. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Comment: NA. Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Comment: NA. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) xx Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "In VA refinance loans, there should be a waiting period or gap between the xx-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			747	Not Applicable
53930890	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	$1,520.70	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,247.41	3.990%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	19.895%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated onxx
There is one junior mortgage active against the subject property in favor of xx
The second installment of county taxes for 2023 is due in the amount of $760.35 for 3/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan. The next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,247.41 with an interest rate of 3.990% which was applied for the due date of 11/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan. The next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,247.41 with an interest rate of 3.990% which was applied for the due date of 11/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx
As per the final application, the borrower is xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Initial Escrow Acct Disclosure	Field: Interest Paid Through Date Loan Value: xx Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date xx Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow account disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 19.89%. The tape shows the lender miscalculated income and omitted debts without supporting documents. Further details not provided. Lender defect. The subject loan originated on xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4358643	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,838.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,493.93	4.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	785	45.379%	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	x	x	2.875%	x	04/xx/2022	Financial Hardship	As per the review of the updated title report dated 11/xx/2023, the subject mortgage originated onxx No active judgments or liens were found. The county annual taxes for 2023 were paid in the amount of $9,838.20 on 9/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,831.37, which was applied for the due date of 11/xx/2023. The current monthly P&I is $1,089.14 with an interest rate of 2.880%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
As per the final application, the borrower has been working atxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrowers xx with an effective date of xx shows the new modified unpaid principal balance is $XX, out of whichxx. The borrower agreed to pay the modified monthly P&I of $1,089.14 with a modified interest rate of 2.875% starting on xx	Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx
Field: First Payment Date   Loan Value: xx:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)  xx   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value:xx   Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx  Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx
Field: Original Note Doc Date   Loan Value: xxTape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx
Field: Original Stated Rate   Loan Value: 4.12500%   Tape Value: 2.87500% xxComment: As per note.As per calculation.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value:xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45%. Tape shows an income miscalculation. BWR has 11.6 years on the job asxx. Further details not provided. Lender defect. The subject loan originated on xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. LE datedxx reflects Transfer Taxes at $737.00. However, CD dated xx reflects Transfer Taxes at $753.50. This is an increase in fee of $16.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.379%, as the borrowers’ income is $5,961.32, and total expenses are in the amount of $2,705.16. AUS at closing is missing from the loan documents. Subject loan originated onxx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			518	656
64522984	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,315.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$994.72	3.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	44.397%	First	Final policy	Not Applicable	Not Applicable	Unavailable	x	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	According to the updated title report dated 11/xx/2023, the subject mortgage was originated onxx There is junior mortgage active against the subject property in favor ofxx All prior year’s taxes have been paid. Water/sewer charges of 2023 have been delinquent in the total amount of $878.26 which were good through 11/xx/2023.	As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,642.09 which was applied for the due date of 11/xx/2023. The current P&I is $994.72 and PITI is $1,642.09. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The UPB is xx. As per the final application, the borrower has been working at xx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of $994.72 with the rate of interest 3.3750% and a maturity date of xx. The P&I as per payment history is the $994.72 and rate of interest is 3.375%. Seller’s tape shows modification was made on xx. As per comment datedxx, the mod was completed with the new UPB of $xx. However, the modification document is missing from the loan file.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Valuexx Comment: Borrower DTI ratio percent 44.000% 44.397%. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value:xx  Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value:xx Comment: Housing ratio per U/Wxx   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 1xx
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Note Doc Date  xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.39%. Tape shows BWR income is insufficient and revised DTI is 54.81%. BWR has 11 years on the job as a senior customer service teller with a total monthly income of $3,210.27, 0X30 since inception, FICO 641, and $xx equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate datedxx does not reflect Points - Loan Discount Fee. However, FCD dated xx reflects Points - Loan Discount Fee at $4,781.00. This is an increase in fee of $4,781.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan document."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.397%, as the borrower’s income is $3,210.27, and total expenses are in the amount of $1,425.26, and the loan was underwritten by LP (xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			681	Not Applicable
77745889	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,284.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,094.28	2.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	46.841%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. Annual combined taxes for 2023 have been due in the amount of $5,284.64. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $3207.65 (PITI) which was applied to the due date of 11/xx/2023. The monthly P&I is $2094.28 and the interest rate is 2.75%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Covid-19 attestation is located at xx
As per the loan application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value:xx Comment: As per final documents borrower DTI is 46.841% Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.84%. Tape shows both BWRs income miscalculation and revised DTI is 55%. xx Further details not provided. Lender defect. The subject loan originated onxx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents.

Downgraded the exception as SOL has been expired. -xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.841%, as the borrower's income is xx and total expenses are in the amount of $6,292.20 and the loan was underwritten by LP xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			759	771
90711625	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,067.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,493.35	2.125%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	797	800	45.927%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. The county taxes for 2022 were paid on 7/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,589.70 (PITI) which was applied to the due date of 11/xx/2023. The monthly P&I is $1493.35 and the interest rate is 2.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Covid-19 attestation is located at xx
As per the loan application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Housing Ratio per U/W (Initial Rate) Loan Value:xx Comment: NA Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Comment: NA Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Comment: NA Tape Source: Initial Tape Type: Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. xx." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.92%. Tape shows undisclosed mortgage debt opened prior to closing, which may push DTI to 58.38%. Further details not provided. BWR defect. The subject loan originated on xx * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.92% as the borrower’s income is $6,347.00 and total expenses are in the amount of $2,915.00 and the loan was underwritten by DU xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			804	812
63274331	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,690.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$671.99	2.875%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	752	30.221%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. The first and second installments of combined taxes for 2023 have been paid in the total amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,097.88 (PITI) which was applied for the due date of 11/xx/2023. The current P&I is $671.99 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx
The loan was originated on xx
Covid-19 attestation is available in the loan file, which is located at xx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Right of Rescission	Field: Original CLTV Ratio Percent Loan Value:xx Comment: Collateral Value used for xx Field: Original Standard LTV (OLTV) Loan Value: xx Comment: Collateral Value used for Underwriting: xx Tape Source: Initial Tape Type:	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan file." * Intent to Proceed Missing (Lvl 3) "Borrower's intent to proceed is missing from the loan documents." * Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission signed by the borrower is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 30.22%. Tape shows the loan was repurchased from FNMA. BWR was not employed at the time of closing. Post-close confirmed BWR was SE and does not meet the 2-year history requirement. Further details not provided. BWR defect. The subject loan originated on xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			573	596
28816885	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	No	Not Applicable	Second	$0.00	$2,995.52	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,366.71	4.125%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	672	717	45.264%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. There is municipal lien active against the subject property in favor of xx There is junior mortgage active against the subject property in favor ofxx All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,896.12 which was applied for the due date of 11/xx/2023. The current P&I is $1,366.71 and PITI is $1,896.12. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The UPB is xx. As per the final application, the borrower has been the owner of xx Covid-19 attestation is located at xx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Comment: Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed the revised loan estimate delivery date test (prior to consummation) due to the revised loan estimate of dated onxx Hence, revised loan estimate's delivery date is after the initial closing discloser's receipt date which isxx * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.26%. Tape shows the loan was repurchased from xx Further details not provided. Lender defect. The subject loan originated on xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test due to this loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date.
Downgraded to LVL2, xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.26% as the borrower’s income is xx and total expenses are in the amount of $4,699.35 and the loan was underwritten by DU xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			692	721
53064654	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,962.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$828.95	5.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	813	49.017%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active liens and judgments have been found. There is an active junior mortgage against the subject property in favor of xx The 2nd installment of town taxes for 2023 are due in the total amount of $981.02 on 04/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,066.04 (PITI) which includes the P&I of $828.95 which was applied for the due date of 11/xx/2023. The current rate of interest is 5.625% and the current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The appraisal report dated xx. However, the photo addendum shows exterior house paint was required.
As per the collection comment dated xx the subject property condition is unacceptable. There is no evidence that the repairs as complete. The home is xx.
As per the application, the borrower has been receiving income from Social Security.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is 'as is'; however, the review of the photo addendum shows that the exterior of the house needs to be repainted. The estimated cost to cure is not available in the appraisal report. 1004D/completion report is missing from the loan documents, and the final CD does not reflect any escrow holdback amount. A Zillow search shows an estimated value ofxx
																																																																																						* Property Marketability Issues (Lvl 4) "The tape shows property conditions are unacceptable due to C4 property conditions, and some repairs were required. The review of the photo addendum shows that the exterior of the house needs to be repainted. The estimated cost to cure is not available in the appraisal report. xxcompletion report is missing from the loan documents, and the final CD does not reflect any escrow holdback amount. A Zillow search shows an estimated value of xx	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			754	804
68502835	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,260.96	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,448.49	6.250%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	635	Not Applicable	48.379%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx There is a junior mortgage against the subject property in the amount of xx No active judgments or liens have been found. The county taxes for 2023 were paid on 10/xx/2023. The sewer charges are due on 11/xx/2023 in the amount of $162.01. No prior year’s delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2032 in the amount of $2864.83 (PITI) which was applied to the due date of 10/xx/2023. The monthly P&I is $1493.35 and the interest rate 6.25%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023 The current UPB is xx. The loan has not been modified since origination. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final 1003, the borrower was previously working at xxLater, the borrower worked atxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value:xx Comment: As per 1008, calculated DTI ratio percentage is 48.379%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value:xx  Comment: As per 1008, calculated housing ratio percentage isxx.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value:xx  Variance: -426 (Days)   Variance %:    Comment: Interest paid through date is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Comment: Collateral value used for underwriting: xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value:xx Comment: Collateral value used for underwriting: xx Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.37%, as the borrower’s income is $7,561.00 and total expenses are in the amount of $3,657.92 and the loan was underwritten by LP xx and its recommendation is 'Accept/Ineligible' with a DTI of 48.00%."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "Tape shows the FHA total scorecard is Refer and does not qualify for manual underwriting. The loan was underwritten using LP, and its recommendation is 'Accept/Ineligible' with a DTI of 48.00%. Further details not provided." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* Cash out purchase (Lvl 2) "Subject loan is a purchase. However, final CD reflects 'cash to' in the amount of xx
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed FHA QM safe harbor test threshold test due to APR calculated 7.448% exceeds APR threshold of 7.165% over by +0.283%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.222% exceeds APR threshold ofxx. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated atxxexceeds APR threshold ofxxHPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			663	Not Applicable
70260137	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,231.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,421.01	2.875%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	48.512%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of combined taxes for 2023 have been paid in the amount of $6,231.48 on 10/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,202.93 (PITI) which was applied for the due date of 11/xx/2023. The current P&I is $1,421.01 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history is xx.
The loan was originated onxx
As per the final application, the borrower has been working at thexx
Covid-19 attestation is available in the loan file, which is located at xx”.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xxomment: Housing ratio perxx Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value:xx. Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value:xx Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.512%. Tape shows the BWR was not employed at the time of closing. A post-close VOE dated xx in the loan file shows employment status as retired. Further details not provided. BWR defect. The subject loan was originated onxx
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. The revised closing disclosure is dated xx, and the receipt date isxx, which is after the consummation date of xx. The subject loan is a refinance, originated on xx.

Downgraded the exception as SOL has been expired. -xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.512%, as the borrower’s income is $7,815.00, and total expenses are in the amount of $3,791.25, and the loan was underwritten by DU xx	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date asxx. Notary's signature date on the deed of trust isxx	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			728	Not Applicable
61388778	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,184.47	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,556.05	2.990%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	656	Not Applicable	43.316%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated onxx. No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,457.31 which was applied for the due date of 10/xx/2023. The current P&I is $1,556.05 and PITI is $2,457.31. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The UPB is xx. As per the final application, the borrower has been working atxx Covid-19 attestation is located at “xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Comment: Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Valuexx Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed disclosure is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows three appraisal-related defects that were not curable. The review loan documents show the lender failed to obtain a copy of the existing survey, which was required to be performed per sales contract, and the original appraisal contains a discrepancy on the number of bathrooms in the subject property. The review of the appraisal report shows that the comparables selected are not similar in terms of date of sale, lot size, quality of construction, room count, GLA, property upgrades, and additional amenities. A Realtor.com search shows an estimated value ofxx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is purchase transaction, originated onxx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated xx does not reflect Points - Loan Discount Fee. However, final CD datedxx reflects  Points - Loan Discount Fee at xx
Initial loan estimate dated xx. However, in final CD dated xx
This is a cumulative increase in fees of xx1 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is purchase transaction, originated onxx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.31% as the borrower’s income is $9,280.00 and total expenses are in the amount of $4,019.72 and the loan was underwritten by DU xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			674	Not Applicable
21318097	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	$1,852.72	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,157.53	4.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	39.937%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. The first installment of county taxes for 2023 has been paid in the amount of $926.36. The second installment of county taxes for 2023 is due in the amount of $926.36. No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,572.16 (PITI) which was applied for the due date of 11/xx/2023. The current P&I is $2,157.53 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at “xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Valuexx Comment: Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value:xx Comment: Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 39.93%. The tape shows the rental income used by the lender is not supported by the receipt of two months of rental. Lender defect. The subject loan originated on xx
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx. Exceeds Fees threshold of xx Over by +xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower:xx
Processing Fee paid by Borrower: xx
Tax Certificate Fee paid by Borrower:xx
Underwriting Fee paid by Borrower: xx
Wire Transfer Fee paid by Borrower: xx

Downgraded the exception as SOL has been expired. - 04/xx/2024."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +$2,257.88.

The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $695.00
Tax Certificate Fee paid by Borrower: $64.00
Underwriting Fee paid by Borrower: $995.00
Wire Transfer Fee paid by Borrower: $25.00

Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +$2,257.88.

The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $695.00
Tax Certificate Fee paid by Borrower: $64.00
Underwriting Fee paid by Borrower: $995.00
Wire Transfer Fee paid by Borrower: $25.00

																																																																																								Downgraded the exception as SOL has been expired. - 04/xx/2024."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			582	Not Applicable
97749865	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,299.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,158.37	3.625%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	657	659	44.854%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2022 were paid in the amount of $1,299.42. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,423.91 which was applied to the due date of 10/xx/2023. The unpaid principal balance is xx. The current P&I is $1,158.37 and the interest rate is 3.625%.	Collections Comments:The loan is currently performing, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,423.91 which was applied to the due date of 10/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
xx
As per the comment dated xx  the subject property is owner occupied.
As per the sellers tape, the subject property was damaged due to mold and plumbing. The property needs repair. CCs do not show damage.
As per the final application, the borrower has been working at xx
The Covid-19 attestation is located atxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: Borrower DTI Ratio Percent is 44.854% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Comment: Housing Ratio per U/W is 18.690%   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: xx    Comment: Occupancy at Origination is Primary   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report in the loan file is "as is ". The property report in the loan file located at xx shows there are damages, such as scratches being noticed on the xx, tiles being broken in the kitchen, mold-like substances being noticed in the bathroom, a broken mirror in the bathroom, and holes being noticed on the bathroom wall. The appraisal report is not completed forxx. Also, the tape shows there are issues with health and safety; mold and plumbing inspections are required. The updated 1004D/Completion report is missing from the loan documents. The final CD does not reflect any holdbacks."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.85% as the borrower’s income is $7,657.00 and total expenses are in the amount of $3,434.46 and the loan was underwritten by DU xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			706	611
70771317	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,265.59	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,556.78	5.000%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	752	Not Applicable	13.005%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 11/xx/2023, the subject mortgage was originated onxx No active judgments or liens found. The first and second installments of county taxes for 2023 were paid off in the total amount of xx The third and fourth installments of county taxes for 2023 are due in the total amount of $631.28 on 1/xx/2024 and 3/xx/2024. As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date for payment is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,798.16, which applied for 10/xx/2023. The current P&I is $1,556.78 with an interest rate of 5.000%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date for payment is 11/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the application, the borrower has been working at xx
Information regarding the property ownership and condition is not available in the latest servicing comments.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 13%. The tape shows xx does not allow income from a xx Further details not provided. Lender defect. The subject loan originated onxx. BWR has been xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			745	Not Applicable
31052536	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,394.38	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$745.75	3.750%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	50.537%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. The annual combined taxes for 2023 were paid on 4/xx/2023. The water charges are due on 11/xx/2023 in the amount of $67.94. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $854.95 (PITI) which was applied to the due date of 10/xx/2023. The monthly P&I is $745.75 and the interest rate 3.75%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The current UPB is xx.
As per the collection comment dated 11/xx/2023, the borrower was recently laid off and the xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final application, the borrower was previously working atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value:xx Comment: Borrower DTI Ratio Percent is 50.509% Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Comment: Housing Ratio per U/W is xx Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents." * MI, FHA or MIC missing and required (Lvl 3) "FHA MI certificate is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50.63%. The tape shows that the subject loan is uninsurable by the xx risk recommendation change from Approve/Eligible to Refer as a result of including the subordinate finance grant loan. The subject loan cannot be manually UW due to an excessive DTI of 50.63% and has no assets in reserves. Lender defect. The subject loan originated onxx
* ComplianceEase Exceptions Test Failed (Lvl 2)     xx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective xx The xx are not available for loans with a closing date before xx. Additionally,xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.63% as the borrower’s income is $1,595.09 and total expenses are in the amount of $3,158.00 and the loan was underwritten by DU xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			547	Not Applicable
76367904	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$387.52	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$574.52	2.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	804	Not Applicable	34.293%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage was originated onxx No active judgments or liens were found. The annual county taxes for 2023 were paid in the amount of $387.52 on 03/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $933.32 which was applied for the due date of 11/xx/2023. The current monthly P&I is $574.52 with an interest rate of 2.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $933.32 which was applied for the due date of 11/xx/2023. The current monthly P&I is $574.52 with an interest rate of 2.50%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the appraisal report located at xx
As per the seller’s tape data, the subject property is owner occupied.
As per the final 1003 application, previously, the borrower joined xxCurrently, the borrower has been working at xx
The loan was originated on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value:xx Comment: Borrower DTI ratio percent xx. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Comment: Housing ratio per U/Wxx Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value:xx Comment: Interest paid through date xx. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Comment: Original Note Doc Date xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report shows ‘as is’ conditions. However, photo addendum shows settlement was observed only on the exterior bricks. The estimated cost to cure is not available in the loan documents. Updated 1004D/completion report is missing from the loan documents and final CD does not reflect escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.29%.Tape shows lender miscalculated xx student loan debts. Further details not provided. Lender defect. The subject loan originated onxx

Downgraded the exception as SOL has been expired.xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed thexx
licensed, effectivexx. Thexx  are not available for loans with a closing date beforexx. Additionally, the xx.

Downgraded the exception as SOL has been expired. - xx
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD asxx. Calculated Finance charge is xx. for an under disclosed amount of $182.77. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated onxx		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			764	Not Applicable
81631744	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,732.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,990.71	3.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	786	756	26.602%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated onxx. There is one prior civil judgment in favor of xx. The amount of the lien is not mentioned. The middle name of the defendant mentioned on the supporting document does not match with the subject borrower. The annual installments of county taxes for 2022 have been paid in the amount of $2,736.55. The annual installments of county taxes for 2023 are due in the amount of $2,732.00. No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $3,535.03 (PITI) which was applied for the due date of 10/xx/2023. The current P&I is $2,990.71 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx
As per the comment dated 07/xx/2023, the subject property is a xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: As per DU, calculated DTI is 26.602%. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value:xx Comment: As per DU, calculated housing ratio isxx Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows the appraised value of the subject is not supported due to the failure to use comparable sales that are the most locationally and physically similar to the subject property. The review of the appraisal report shows that the subject is in a rural area, and comp xx miles away from the subject. The comps used are dissimilar in terms of lot size, view, quality of construction, bedroom and bathroom count, GLA, basement & finished rooms below grade, and other upgrades. Also, the sales price of the comps selected does not bracket the subject property. Comp #3, with a sales price of xx, is closest to the subject property, valued at xx. Zillow search shows the estimated value at xx. Current UPB is $xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 26%. Tape shows income was not properly documented, and funds to close were not properly verified. As per DU, total available assets ofxx satisfy the cash to close requirement ofxx. Further details not provided. Lender defect. The subject loan originated xx
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed the prohibited fees first lien test.
The below fees were included in the test:
Administration Fee paid by borrower: xx
Funding, Wire, or Disbursement Fee paid by borrower:xx
Processing Fee paid by borrower: xx
Tax Certificate Fee paid by borrower: $xx

																																																																																								Downgraded the exception as SOL has been expired. - 04/xx/2024."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			736	704
68493495	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$2,793.32	$5,545.13	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,280.13	2.625%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	738	Not Applicable	48.459%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was xx There is a junior mortgage that was orxx”. There is a prior civil judgment against the borrower in favor ofxx recorded on 9/xx/2017. The first installment of county taxes for 2023 was paid in the amountxx The second installment of county taxes for 2023 is delinquent in the amount of $2,793.32 which is good though dated 11/xx/2023.	According to the latest payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2013 in the amount of $1,886.95 which was applied to the due date of 10/xx/2023. The unpaid principal balance is xx. The current P&I is $1,280.13 and the interest rate is 2.625%.	Collections Comments:The loan is currently performing, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2013 in the amount of $1,886.95 which was applied to the due date of 10/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a registered nurse for 265 months.
The Covid-19 attestation is located atxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value: 48.459% Tape Value: 48.460% |---| -0.001% |----| -0.00100% Comment: As per final 1003 and DU DTI ratio is 48.459%; however, seller tape shows DTI ratio is 48.460%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 33.917%   Tape Value: 33.920%   Variance: -0.003%   Variance %: -0.00300%   Comment: As per final 1003 and DU housing ratio is 33.917%; however, seller tape shows housing ratio is 33.920%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 4/xx/2021   Tape Value: 8/xx/2023   Variance: -852 (Days)   Variance %:    Comment: As per note doc interest paid through date is 4/xx/2021; however, seller tape shows interest paid through date is 8/xx/2023.   Tape Source: Initial   Tape Type:
Field:xx
Field: xx; however, seller tape shows note date is 3/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standardxx Tape Value: 83.000% Variance: -0.216% Variance %: -0.21600% Comment: As per appraisal calculated xx however, seller tape showsxx Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows the subject property is ineligible as it contains more than one accessory dwelling unit and does not meet FNMA guidelines. The review of the appraisal report shows the subject property’s original home, built in xx. In xx, an additional 2-story outbuilding was built. The main level was built for garage storage, and the upper level is noted as an ADU in public records. In xx, the garage was converted into an office, which contains a kitchen, dining room, bath, bedroom, and living area. Zillow search shows an estimated value of $xx. Current UPB $xx."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure signed by borrower is missing from loan documents.

Downgraded the exception as SOL has been expired. - 04/xx/2024."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents.

Downgraded the exception as SOL has been expired. - 04/xx/2024."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.459% as the borrower’s income is xxand total expenses are in the amount of $2,809.14 and the loan was underwritten by DU (xxx
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission is missing from the loan documents.

																																																																																								Downgraded the exception as SOL has been expired. - 04/xx/2024."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			786	Not Applicable
97030532	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,225.45	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,522.49	3.625%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	695	Not Applicable	43.611%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage was xx There is an active junior mortgage against the subject property in favor of “xx” in the amount of xx No active liens and judgments have been found. The 3rd and 4th installments of county taxes for 2023 are due in the total amount of $612.58 on 01/xx/2024 and 03/xx/2024. The annual water charges for 2023 are due in the amount of $38.00 on 12/xx/2023. The annual sewer charges for 2023 are due in the amount of $115.28 on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,765.53 (PITI) which includes the P&I of $1,522.49 which was applied for the due date of 10/xx/2023. The current rate of interest is 3.625% and the current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. CCs do not show any damage.
As per the final 1003 application, the borrower was previously working at xxfor the period 05/xx/2019 to 02/xx/2020. Later, the borrower started working at xx on 02/xx/2020 as axx
The Covid-19 attestation document is available at "xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 43.611% Tape Value: 43.609% |---| 0.002% |----| 0.00200% Comment: Borrower DTI Ratio Percent is 43.611% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 39.703%   Tape Value: 39.702%   Variance: 0.001%   Variance %: 0.00100%   Comment: Housing Ratio per U/W is 39.703%   Tape Source: Initial   Tape Type:
Field: Original xxRatio Percent   Loan Value: xx   Tape Value:x x  Variance: 1xx   Variance %:xx Comment: Original xxatio Percent isxape Source: Initial   Tape Type:
Field: xx
Field: Original Standard xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows that the subject loan is uninsurable by the FHA, as the loan began as conventional, then switched to FHA, but never got the initial 92900-A addendum to the application documented and signed by the borrower. Further details not provided." * MI, FHA or MIC missing and required (Lvl 3) "FHA mortgage insurance certificate is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated xx does reflects Loan origination Fee, Tax Certificate Fee in total amount $1,679.00.However, final CD dated xx reflects Loan origination Fee, Tax Certificate Fee in total amount of $1,721.00.
Initial loan estimate dated xx does not reflect Pest Inspection Fee. However, final CD dated xx reflects Pest Inspection Fee at $175.00.
This is a cumulative increase in fee of +$217.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated xx
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.736% exceeds APR threshold of 4.420% over by +0.316%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.611% as the borrower’s income is xx and total expenses are in the amount of $2,221.09 and the loan was underwritten by DU (Locator# 737-1003201_Silva Pg#265) and its recommendation is Approve/Eligible with a DTI of 43.61%."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as XX. Notary's signature date on the Mortgage/Deed of Trust is XX.xx	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			690	Not Applicable
37145117	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,812.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$830.04	4.500%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	43.201%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2023 shows that the subject mortgage was originated xx and recorded on xx
There are 2 junior mortgages against the subject property. The first junior mortgage against the subject property in favor of “ xxn the amount of xx originated on xx and the second junior mortgage against the subject property in favor of “xx,  which was recorded on xx
No active judgments or liens were found.
The 1st installment of county taxes for 2023-2024 was paid in the amount of $906.25 on 10/xx/2023.
The 2nd installment of county taxes for 2023-2024 is due in the amount of $906.25 on 03/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is performing with the loan and the next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,044.28 (PITI), which was applied for the due date of 11/xx/2023. The monthly P&I is in the amount of $830.04 with an interest rate of 4.500%. The current UPB is reflected on tape in the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 10/xx/2023, the borrower is performing with the loan and the next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,044.28 (PITI), which was applied for the due date of 11/xx/2023. The monthly P&I is in the amount of $830.04 with an interest rate of 4.500%. The current UPB is reflected on tape in the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 01/xx/2022, the reason for default is “death in the family”.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated 01/xx/2022, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final application, previously, the borrower worked at xx as a pastor from 8/xx/2015 to present. Later, the borrower worked at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 43.201% Tape Value: 43.191% |---| 0.010% |----| 0.01000% Comment: As per 1008 and DU borrower DTI is 43.20% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 30.252%   Tape Value: 30.242%   Variance: 0.010%   Variance %: 0.01000%   Comment: As per 1008 and DU housing ratio is 30.252%   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 8/xx/2018   Tape Value: 8/xx/2023   Variance: -1826 (Days)   Variance %:    Comment: As per note interest paid through date is 06/xx/2018.   Tape Source: Initial   Tape Type:
Field: Original xx Ratio Percent  xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 5/xx/2018   Tape Value: 5/xx/2018   Variance: -15 (Days)   Variance %:    Comment: As per note the document date is 05/xx/2018   Tape Source: Initial   Tape Type:
Field: Original Standardxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.20%. Tape shows the loan was uninsurable due to other income not being sourced. BWR has 1.5 years on the job as a xx, 0X30 since inception, FICO 731, and $xx equity in the subject. Further details not provided. Lender defect. The subject loan originated xx
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.201%, as the borrower’s income is $3,892.00 and total expenses are in the amount of $1,681.39 and the loan was underwritten by AUS/DU (xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			789	Not Applicable
72933503	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	$857.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$236.62	2.625%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	680	Not Applicable	17.359%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023 the subject mortgage was originated on 1xx No active judgments or liens found. The 2022 combined annual taxes were paid in the amount of $857.02 on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $390.21 which was applied for the due date of 11/xx/2023. The current monthly P & I is $236.62 with an interest rate of 2.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $390.21 which was applied for the due date of 11/xx/2023. The current monthly P & I is $236.62 with an interest rate of 2.630%. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at “xx
The loan was originated on 12/xx/2020 and the covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 17.359% Tape Value: 17.000% |---| 0.359% |----| 0.35900% Comment: As per Tape data, Post Close DTI is 17.00%. However xx. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 8.443% Tape Value: 8.000% Variance: 0.443% Variance %: 0.44300% Comment: As per Tape data, Post Close Housing Ratio i8.000%. However Final Application documents reflect as 8.443%. Tape Source: Initial Tape Type: xx Field: Original xxTape Source: Initial Tape Type: Field: xx Field: Original Standardxx Tape Source: Initial Tape Type:	4: Unacceptable	* Type of Ownership is Leasehold or Cooperative (Lvl 4) "Subject leasehold agreement is in file located on “xx” and the leasehold term expires XX and the mortgage matures on XX. xx	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show leasehold expiration date xx is 9 years after maturity date xx and was unable to be insured. Further details not found." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. The LE dated xx reflects the sum of section C fees at $1,040.00. However, the final CD dated xx reflects the sum of Section C at $1,341.00. This is a cumulative increase of $197.00 for charges that in total cannot increase more than 10% tolerance test. The COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated xx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents.

																																																																																								Downgraded the exception as SOL has been expired. - 04/xx/2024."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			777	Not Applicable
92099875	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$103.68	$5,446.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,345.15	2.250%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	677	39.671%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2023 shows that the subject mortgage was originated xx
There is civil judgment found against the subject property in the favor of “xx” in the amount of $848.93 which was recorded on 10/xx/2020 prior to the subject mortgage.
xx
The 1st installment of county tax for the year of 2023 is paid in the total amount of $2,473.00 on 05/xx/2023.
The 2nd installment of county tax for the year of 2023 is paid in the total amount of $2,473.00 on 10/xx/2023.
xx
The 1st installment of county tax for the year of 2023 is due in the total amount of $103.68 on 05/xx/2023.
The 2nd installment of county tax for the year of 2023 is due in the total amount of $103.68 on 10/xx/2023.
The 1st installment of county tax for the year of 2022 is paid in the total amount of $146.53 on 05/xx/2023.
The 2nd installment of county tax for the year of 2022 is paid in the total amount of $146.53 on 05/xx/2023.
The annual water/sewer taxes for the year of 2023 has been due in the amount of $306.61 on 11/xx/2023.
The 2022 Real Estate taxes payable in 2023 taxes are Delinquent as reported in the amount of $103.68.	According to the payment history as of 10/xx/2023 the borrower is performing with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,967.08 (PITI) which was applied for the due date of 10/xx/2023. The monthly P&I is in the amount of $1,345.15 with an interest rate of 2.250%. The current UPB is reflected in tape for the amount of xx and the deferred balance is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023 the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,967.08 (PITI) which was applied for the due date of 10/xx/2023. The monthly P&I is in the amount of $1,345.15 with an interest rate of 2.250%. The current UPB is reflected in tape for the amount of xx and the deferred balance is $0.00.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
No evidence has been found regarding litigation and contested matter.
The reason for default is unable to be determined.
As per the application, the borrower has been working at xxsince 04/xx/2018.
No information has been found regarding the forbearance plan.
As per tape data, the property occupancy is stated as owner occupied.
No information has been found related to damage or repairs.
The loan was originated on 0xx and the covid-19 attestation is missing from the loan documents.
No comments have been found stating the borrower was impacted by Covid-19.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 39.671% Tape Value: 35.000% |---| 4.671% |----| 4.67100% Comment: 39.671% Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 32.937% Tape Value: 29.000% Variance: 3.937% Variance %: 3.93700% Comment: 32.937% Tape Source: Initial Tape Type: Field: Originaxx Field: Original xx Field: Original Standard xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape shows that the subject loan is uninsurable as the xxwas more than 120 days old at closing and expired. However, the lender failed to document an appraisal update before closing the subject loan. A Zillow search shows an estimated value of $xx. Current UPB $xx." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents." * Property is vacant (Lvl 3) "According to the updated title report dated 11/xx/2023, For xx: This is a vacant tract of land."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			601	634
41976350	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,804.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$709.47	2.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	44.503%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. All prior years’ taxes have been paid.	As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1525.60 which was applied for the due date of 10/xx/2023. The current P&I is $709.47 and PITI is $1525.60. The UPB is xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The UPB is xx.
The Covid-19 attestation is available in loan file located at (xx
As per final 1003, the borrower has been self-employed at Purple Finch Properties since 01/xx/2019. Currently, the borrower has joined xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The appraisal report in the loan file is "as-is". The Improvements section of the appraisal report shows that the subject offers deferred maintenance in peeling paint and rotting wood; the roof appears to be nearing the end of its life cycle; the interior has holes in the wall; and peeling paint on some flooring was observed to be bare. The updated 1004D/Completion report is missing from the loan documents. Also, the tape shows that the condition of the subject property ranges between C5 and C6.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 44.503% Tape Value: 44.000% |---| 0.503% |----| 0.50300% Comment: NA Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 13.413% Tape Value: 13.000% Variance: 0.413% Variance %: 0.41300% Comment: NA Tape Source: Initial Tape Type: Field:xx Loan Value: xx Tape Value: Other Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report in the loan file is "as is". The Improvements section of the appraisal report shows that the subject offers deferred maintenance in peeling paint and rotting wood; the roof appears to be nearing the end of its life cycle; the interior has holes in the wall; and peeling paint on some flooring was observed to be bare. The updated 1004D/Completion report is missing from the loan documents. However, the final CD does not reflect any holdbacks. Also, the tape shows that the condition of the subject property rangesxx		* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.503%, the borrower’s income was xx and total expenses are in the amount of $3,906.33 and the loan was underwritten by LP (xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			770	Not Applicable
75335197	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$321.25	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$460.89	3.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	44.647%	First	Final policy	Not Applicable	Not Applicable	05/xx/2022	x	Not Applicable	3.000%	x	06/xx/2022	Financial Hardship	As per the updated title report dated 11/xx/2023, the subject mortgage was originated on 7/xx/2017 with the lenderxx There are two judgments against the borrower in favor of different plaintiffs recorded on different dates in the total amount of $1,432.34. The unty taxes for 2023 have been paid total in the amount of $321.25.	As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount of $215.91 which was applied for the due date of 11/xx/2023. The current P&I is $215.91 and interest rate is 3.00%. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx
As per comment dated 05/xx/2022, the reason for default is Covid-19. The same dated comment shows the loan was approved for Covid-19 modification.
As per comment dated 05/xx/2022, the trial payment plan is complete.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per comment dated 05/xx/2022, the subject property is owner-occupied.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification made between the borrower and lender with an effective date of XX shows the new modified unpaid principal balance is $XX. The borrower promised to pay the monthly P&I of $215.91 beginning on XX and the new maturity date is XX with a modified interest rate of 3.00%.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.647% Tape Value: 44.670% |---| -0.023% |----| -0.02300% Comment: Borrower DTI ratio percent 44.670% In audit 44.647% Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2022   Tape Value: 5/xx/2022   Variance: -9 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 16.650%   Tape Value: 16.670%   Variance: -0.020%   Variance %: -0.02000%   Comment: Housing ratio per U/W 16.670% in audit 16.650%   Tape Source: Initial   Tape Type:
Field: Oxx  7   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $460.89   Tape Value: $215.91   Variance: $244.98   Variance %: 113.46394%   Comment: Original Stated P&I $215.91 as per document $460.89   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.62500%   Tape Value: 3.00000%   Variance: 0.62500%   Variance %: 0.62500%   Comment: Original Stated P&I $3.0000% as per note $3.62500%   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type Single family as per document PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the subject loan was repurchased because the lender failed to document the divorce decree on file. Also, the borrower defaulted on the loan early. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The xx 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. The mortgage lender license and exemption letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the xx first mortgage banker license,xx Secondary Mortgage Loan License, Pennsylvania unlicensed (Subordinate Lien), and xx exemption letter are not available for loans with a closing date on or after January 1st, 2009."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan document."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.576%, as the borrower’s income isxx, and total expenses are in the amount of $1,663.85, and the loan was underwritten by DU (xx and its recommendation is “Approve/Eligible” with a DTI of 44.65%"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			656	Not Applicable
61230389	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,987.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$877.90	3.625%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	692	671	43.601%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. The town taxes for 2023 were paid on 6/xx/2023 in the amount of $2987.00. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount $1,259.30 (PITI) which was applied to the due date of 10/xx/2023. The monthly P&I is $877.90 and the interest rate 3.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Covid-19 attestation document is available at "xx".
As per the final 1003, the borrower has been working at "xx" as a realtor for 3.8 years. The co-borrower has been working at "xx" as a sales since 6/xx/2014.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 43.601% Tape Value: 43.600% |---| 0.001% |----| 0.00100% Comment: NA. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 9.562%   Tape Value: 9.560%   Variance: 0.002%   Variance %: 0.00200%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: xx
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "As per document tracker located at xx, revised CD dated 04/xx/2021 is missing from the loan documents." * ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.6%. Tape shows prior investor raised issues about other debts DTI exceeded guidelines for cash out. Further details not in file. Lender defect. Loan was originatedxx. BWR1 has been a realtor for 3 years and BWR2 in sales at same job for 6 years, BWR has 670 FICO, $xx equity in subject and 0X30 since inception."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. LE dated xx reflects Points - Loan discount fee at $231.00. However, CD dated xx reflects Points - Loan discount fee at $241.00. This is an increase in fee of +$10.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated xx and the 3 year SOL is active.

Downgrade to LVL2, 3 year SOL expires in 2024"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.601% as the borrower’s income is xx and total expenses are in the amount of $5,612.90 and the loan was underwritten by DU (xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			708	697
80841022	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,345.32	2.750%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	48.729%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 11/xx/2023, the subject mortgage was originated onxx There is one xx e in the amount of $8002.38 which was recordedxx The tax status is not available.	As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $3171.53 which was applied for the due date of 10/xx/2023. The current P&I is $2345.32 and PITI is $3171.53. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The UPB is xx.
As per final application, the borrower has been the owner ofxx
As per comment dated 02/xx/2023, the trial payment plan was provided to borrower from 02/xx/2023 to 04/xx/2023.
The Covid-19 attestation is available in loan file located at “xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per comment dated 01/xx/2023, the subject property is owner-occupied.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 48.729% Tape Value: 48.730% |---| -0.001% |----| -0.00100% Comment: As per final 1003 and DU calculated DTI ratio is 48.729%; however, seller tape shows DTI ratio is 48.730%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 38.448%   Tape Value: 38.450%   Variance: -0.002%   Variance %: -0.00200%   Comment: As per final 1003 and DU calculated housing ratio is 38.448%; however, seller tape shows housing ratio is 38.450%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 8/xx/2021   Tape Value: 8/xx/2023   Variance: -730 (Days)   Variance %:    Comment: As per note doc interest paid through date is 8/xx/2021; however, seller tape shows interest paid through date is 8/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original xx; however, seller tape shows note date is 1/xx/2023. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed thexx validation test due to thexx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. The xxa Mortgage Lenderxx Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the xxxSecondary Mortgage Loan License, xxUnlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* Property Marketability Issues  (Lvl 3)     "The tape shows the subject loan was repuchased due to major appraisal issues. Further details were not provided. The review of the appraisal report shows that the comparables selected are not similar in terms of room count, GLA, property upgrades, and additional amenities. Also, the sales price per sqft for the subject is 20% above the highest comparable sales price. Comp #1, with a sales price of xx, is closest to the subject property valued at xx. A Zillow search shows an estimated value of xx. Current UPB xx."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.729% as the borrower’s income is $7,995.03 and total expenses are in the amount of $3,895.92 and the loan was underwritten by DU(xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			666	Not Applicable
36347117	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wyoming	xx	xx	xx	Wyoming	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,115.16	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$737.60	4.125%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	617	Not Applicable	41.066%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023 the subject mortgage was originated on 1xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The first and second installments of county taxes for 2023 are due total in the amount of $1,115.16.	According to the payment history as of 10/xx/2023, the borrower is current with the loan. The last payment was received on 10/xx/2023, which was applied for the due date of 10/xx/2023 and the next due date for payment is 11/xx/2023. The P&I is $737.60 and PITI is $1,111.64. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan. The last payment was received on 10/xx/2023, which was applied for the due date of 10/xx/2023 and the next due date for payment is 11/xx/2023. The P&I is $737.60 and PITI is $1,111.64. The UPB reflected as per the payment history is xx.
As per comment dated 5/xx/2023, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at “xx” as a roustabout/constru for 42 months.
The loan was originated on 12/xx/2021. The Covid-19 attestation is located at “xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 41.066% Tape Value: 41.062% |---| 0.004% |----| 0.00400% Comment: NA. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 28.007% Tape Value: 28.003% Variance: 0.004% Variance %: 0.00400% Comment: NA. Tape Source: Initial Tape Type: Field: Original xx Field: Original xx Field: Original Standardxx Field: xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The tape shows the loan is uninsurable due to BWR having insufficient assets to qualify. Total assets available as per DU, i.e., $xx satisfy the cash to close required at closing of $xx. Further details were not provided. Lender defect. The subject loan originatedxx. BWR has 3 years on the jobxx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originatedxx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor Threshold test due to APR calculated 4.902% exceeds APR threshold of 4.660% exceed by +0.242%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx does not reflect Appraisal Re-Inspection Fee. However, CD dated xx reflects Appraisal Re-Inspection Fee at $200.00.
Loan estimate dated xx does not reflect HUD Label Verification Fee. However, CD dated xx reflects HUD Label Verification Fee at $225.00.
This is a cumulative increase in fee of $425.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.233% exceeds APR threshold of 4.660% over by +0.573%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at xx the subject property is a manufactured home. The VIN number is not available in the legal description of the recorded mortgage. Also, affidavit of affixation is missing from the loan file. However, the xx endorsement for manufactured homes is attached to the final title policy and the manufactured home rider is attached to the recorded mortgage located at xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			577	Not Applicable
73405066	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,542.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$962.50	3.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	695	683	39.989%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage originated on xx No active judgments or liens were found. The annual county taxes for the year 2022 have been paid in the amount of $1,542.76 on 12/xx/2022. No prior year’s delinquent taxes have been found.	As per the review of the updated payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date for payment is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,414.79, which applied for 11/xx/2023. The current P&I is $962.50 with an interest rate of 3.250%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date for payment is 12/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx.
The loan was originated on 06/xx/2021 and the covid-19 attestation is located atxx”.
As per the tape data, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock		4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows six appraisal defects that could not be overcome. The UCDP submission report shows a CU score of 5, indicating the highest potential collateral risk, a high risk of overvaluation, and appraisal quality issues. The review of the appraisal report shows that the subject has been updated and remodeled. The subject is in a suburban area, and comps #2 and #3 are XX and XX miles away from the subject, respectively. The comps used are dissimilar in terms of lot size, view, property condition, GLA, and other amenities. Comp #1, with a sales price of $XX, is closest to the subject property, valued at $XX. Zillow search shows the estimated value at $XX. Current UPB is $XX."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			654	646
8565171	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,784.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,993.15	4.625%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	608	48.105%	First	Final policy	Not Applicable	xx	09/xx/2021	x	Not Applicable	2.875%	x	11/xx/2021	Financial Hardship	The review of the updated title report dated 11/xx/2023, shows that the subject mortgage was originated on xx There is an active junior mortgage against the subject property in favor of xx No active judgments or liens were found. The 1st and 2nd instalments of county taxes for 2023 are due in the amount of $7,784.04 on 12/xx/2023 and 04/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,430.79 which was applied for the due date of 10/xx/2023. The current monthly P&I is $1,720.12 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,430.79 which was applied for the due date of 10/xx/2023. The current monthly P&I is $1,720.12 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated 02/xx/2023, the reason for default is illness of borrower.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
This modification agreement signed between the borrower and lender with an effective date of 09/xx/2021 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $1,720.12 with a modified interest rate of 2.875% starting on 11/xx/2021 and continuing until the new maturity date of 10/xx/2051. There is no deferred balance and principal forgiven amount.
No forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per servicing comment dated 02/xx/2023, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final 1003 application, the borrower was previously working at “xx. Later, the borrower started working at xx. Later on, the borrower joined at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower "xx and lender xx" with an effective date of XX shows the new modified unpaid principal balance is $XX. The borrower agreed to pay the modified monthly P&I of $1,720.12 with a modified interest rate of 2.875% starting on XX and continuing until the new maturity date of XX. There is no deferred balance and principal forgiven amount.	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 48.105% Tape Value: 46.657% |---| 1.448% |----| 1.44800% Comment: As per Tape data, Post Close DTI is 46.657%. However Final Application documents reflect as 46.658%. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2021   Tape Value: 9/xx/2021   Variance: -20 (Days)   Variance %:    Comment: Last modification date is 10/xx/2021   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 11/xx/2019   Tape Value: 11/xx/2021   Variance: -731 (Days)   Variance %:    Comment: As per tape data, first payment date is 11/xx/2021. However Note documents reflects it 11/xx/2019   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 45.363%   Tape Value: 43.997%   Variance: 1.366%   Variance %: 1.36600%   Comment: As per Tape data, Post Close Housing Ratio is 4.997%. However xx.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 10/xx/2019   Tape Value: 8/xx/2023   Variance: -1400 (Days)   Variance %:    Comment: AInterest paid through date is 10/xx/2019.   Tape Source: Initial   Tape Type:
Field: Oxx:
Field: Original xx  Variance %: 1.68700%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Fieldxx
Field: Original Standard LTV (OLTV)   Loan Value: 98.144%   Tape Value: 96.460%   Variance: 1.684%   Variance %: 1.68400%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1993.15   Tape Value: $1720.12   Variance: $273.03   Variance %: 15.87272%   Comment: As per tape data, P&I is $1,720.12 .However Note documents reflects it $1,993.15.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 4.62500% Tape Value: 2.87500% Variance: 1.75000% Variance %: 1.75000% Comment: As per tape data, Stated rate is 2.875% .However Note documents reflects it 4.62%. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "Loan is an FHA. The mortgage insurance certificate is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor Threshold Test due to APR calculated 5.915% Exceeds APR threshold of 5.300% Over By +0.615%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 5.915% Exceeds APR threshold of 5.793% Over By +0.122%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $3,159.00 However, CD dated xx reflects the sum of Section C and Recording fee at $3,593.50. This is a cumulative increase of $118.60 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase, originated xx
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.915% exceeds APR threshold of 5.300%over by +0.615%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at 5.915% exceeds APR threshold of 5.300% over by +0.615%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.658%, as the borrowers’ income is $6,580.00, and total expenses are in the amount of $3,070.08. The loan was underwritten by DU (xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			717	526
45914140	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,771.11	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,073.52	2.875%	xx	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	xx	08/xx/2021	x	Not Applicable	3.375%	x	09/xx/2021	Financial Hardship	As per the review of the updated title report dated 11/xx/2023, the subject mortgage originated onxx. There is a prior credit card judgment found against the subject borrower in favor of “xx The county taxes for 2023 (1st and 2nd installments) are due in the total amount of $6,771.12 on 12/xx/2023 and 4/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,855.77, which was applied for the due date of 10/xx/2023. The current monthly P&I is $2,206.04 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the seller’s tape data, the subject property is owner-occupied.
As per the servicing comment dated 09/xx/2021, the reason for default is curtailment of income. The comment dated 12/xx/2020 shows that the borrower’s income was impacted due to COVID-19. The forbearance plan was started on 10/xx/2020. The seller’s tape data and the borrower’s income have been impacted due to COVID-19. The borrower is on a forbearance plan. The borrower's employment details are not available in final 1003.
The Covid-19 attestation is located at “xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement signed between the borrowers xx" and lender "xx" with an effective date of XX shows the new modified unpaid principal balance is $XX. The borrower agreed to pay the modified monthly P&I of $2,206.04 with a modified interest rate of 3.375% starting on XX and continuing until the new maturity date of XX. There is no deferred balance or principal-forgiven amount.	Appraisal (Incomplete) Initial Escrow Acct Disclosure Mortgage Insurance Right of Rescission	Field: Doc Date of Last Modification Loan Value: 8/xx/2021 Tape Value: 9/xx/2021 |---| -35 (Days) |----| Comment: NA. Tape Source: Initial Tape Type:
Field:Fxx Tape Value: 9/xx/2021   Variance: -335 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment: As per 1008 and 1003 loan documentation type is streamline refinance   Tape Source: Initial   Tape Type:
Field: Original xx. Amount of Secondary Lien(s): $ 0.00. Loan Amount: xx CLTV = 97.995%.   Tape Source: Initial   Tape Type:
Field: Original xxVariance: -4 (Days)   Variance %:    Comment: As per note the document date is 08/xx/2020   Tape Source: Initial   Tape Type:
Field: Original Standard xx Amount of Secondary Lien(s): $ 0.00. Loan Amount: xx CLTV = 97.995%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $2073.52   Tape Value: $2206.04   Variance: $-132.52   Variance %: -6.00714%   Comment: As per note stated P&I is 2073.52   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 2.87500%   Tape Value: 3.37500%   Variance: -0.50000%   Variance %: -0.50000%   Comment: As per note stated original rate is 2.875%   Tape Source: Initial   Tape Type:
																																																																																				Field: Properxx	2: Acceptable with Warnings			* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without an appraisal report. However, PIW disclosure signed by the borrower is missing from the loan documents. xx * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents." * MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance certificate is missing from loan documents." * Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			670	719
12285164	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,366.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,952.07	2.875%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	798	813	42.423%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 11/xx/2023, the subject mortgage was originated onxx No active judgments or liens have been found. All prior years’ taxes have been paid.	As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2457.75 which was applied for the due date of 11/xx/2023. The current P&I is $1952.07 and PITI is $2457.75. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx
The loan was originated on 08/xx/2021. As per tape data, the borrower was not employed at closing.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per comment dated 01/xx/2023, the subject property is owner-occupied.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Right of Rescission	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: BEGG |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 42.423% Tape Value: 42.420% Variance: 0.003% Variance %: 0.00300% Comment: Borrower DTI ratio percent is 42.423%. Tape Source: Initial Tape Type: Field: Original xxTape Source: Initial Tape Type: Field: Original Standardxx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $xx. Current UPB xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42.42%. The tape shows the borrower was not employed prior to closing. Borrower defect. Further details were not provided. The subject loan was originated xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			798	Unavailable
62902088	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,019.74	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,073.64	5.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	Yes	809	Not Applicable	40.532%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. Annual combined city and county taxes for 2023 were paid on 4/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,005.31 (PITI) which was applied to the due date of 11/xx/2023. The monthly P&I is $1073.64 and the interest rate is 5.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The current UPB is xx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final loan application, the borrower has been working at xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 40.532% Tape Value: 40.690% |---| -0.158% |----| -0.15800% Comment: Seller tape shows DTI Ratio percent is 40.690% as per the latest document is 40.532%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 5.952%   Tape Value: 5.950%   Variance: 0.002%   Variance %: 0.00200%   Comment: Seller tape shows Housing Ratio percent is 5.950% as per the latest 1008 document is 5.952%%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 11/xx/2022   Tape Value: 8/xx/2023   Variance: -273 (Days)   Variance %:    Comment: Seller tape shows Interest paid through Date 1/xx/2023, as per the document is 11/xx/2022.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Axx	3: Curable		* Property Marketability Issues (Lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, property condition, room count, GLA, basement and finished rooms below grade, and additional amenities. Comp #2, with a sales price of xx, is closest to the subject property valued at xx. A Zillow search shows an estimated value of xx. Current UPB xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			802	Not Applicable
67153671	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First		$214.92	$4,114.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,235.24	3.375%	xx		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	44.205%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. The first installment of 2023 county taxes is due on 12/xx/2023 in the amount of $2057.14. The supplemental county taxes for 2020 are delinquent in the amount of $214.92 which were due on 9/xx/2022 and the good through date is 11/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount of $3,064.89 (PITI) which was applied to the due date of 11/xx/2023. The monthly P&I is $2235.24 and the interest rate is 3.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The current UPB is xx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final 1003, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.205% Tape Value: 44.204% |---| 0.001% |----| 0.00100% Comment: As per 1008 and DU borrower DTI is 44.205% Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 38.064% Tape Value: 38.062% Variance: 0.002% Variance %: 0.00200% Comment: Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: 12/xx/2021 Tape Value: 8/xx/2023 Variance: -608 (Days) Variance %: Comment: Tape Source: Initial Tape Type: Field: Original xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the comparables selected are inappropriate. The review of the appraisal report shows that the comparables selected are not similar in terms of GLA, sales price, conditions, actual age, bedroom counts and comps#1 & 3 are far away from the subject property. Comps#4&5 are closed to subject property. A Zillow search shows an estimated value of $XX. Current UPB $XX. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.205%, as the borrower’s income is $7,979.00 and total expenses are in the amount of $3,527.14 and the loan was underwritten by AUS/DU (xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			761	Not Applicable
27403988	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,413.25	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,826.49	3.625%	xx	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	692	44.938%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 11/xx/2023, the subject mortgage was originated on 1xx No active judgments or liens found. The first and second installments of county taxes for 2023 were paid off in the total amount of $1,207.25 on 8/xx/2023 and 10/xx/2023 respectively. The third and fourth installments of county taxes for 2023 are due in the total amount of $1,206.00 on 1/xx/2024 and 3/xx/2024. The water/sewer charges were delinquent in the amount of $95.87 which was good through 11/xx/2023.	As per the review of the updated payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date for payment is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,214.34, which applied for 11/xx/2023. The current P&I is $1,826.49 with an interest rate of 3.630%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date for payment is 12/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the application, the borrower has been working at xx
As per tape data, the subject property is owner occupied.
Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure		3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject is a VA cash-out refinance. The tape shows the new loan did not offer any "net tangible benefits," which will make this loan uninsurable. Initially, the disclosure reflected that the borrower's payment would be going down and the neither of which turned out to be true. Further details were not provided. BWR has been 0X30 since inception on 12/xx/21."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.938% as the borrower’s income is $8,729.00 and total expenses are in the amount of $3,922.61. The loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of 44.94%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			737	727
18180038	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,673.53	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$875.26	3.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	49.369%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. County taxes for 2023 are due in the amount of $1,673.53 on 12/xx/2023.	According to the payment history as of 11/xx/2023, the borrower is current with the loan. The last payment was received on 11/xx/2023, which was applied for the due date of 11/xx/2023 and the next due date for payment is 12/xx/2023. The P&I is $875.26 and PITI is $1,224.47. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan. The last payment was received on 11/xx/2023, which was applied for the due date of 11/xx/2023 and the next due date for payment is 12/xx/2023. The P&I is $875.26 and PITI is $1,224.47. The UPB reflected as per the payment history is xx.
As per comment dated 7/xx/2022, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final 1003, the borrower was previously working at xx
The loan was originated on 11/xx/2021. The Covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.369% Tape Value: 49.374% |---| -0.005% |----| -0.00500% Comment: As per 1008 calculated DTI is 49.369%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 21.971%   Tape Value: 21.973%   Variance: -0.002%   Variance %: -0.00200%   Comment: As per 1008 calculated housing ratio is 21.971%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 12/xx/2021   Tape Value: 9/xx/2023   Variance: -639 (Days)   Variance %:    Comment: Interest paid through date is 12/xx/2021.   Tape Source: Initial   Tape Type:
Field: MI Company Loan Value: xx Tape Value: Other Variance: Variance %: Comment: MI company name is 'xx'. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.37%. Tape shows the undisclosed liability, which raises DTI up to 55.93%. Further details not provided. The subject loan originatedxx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed the prohibited fees first lien test.
The below fees were included in the test:
Administration Fee paid by borrower: $995.00
Processing Fee paid by borrower: $130.00
Tax Cert paid by borrower: $64.00
Wire Transfer Fee paid by borrower: $25.00

Downgraded the exception as SOL has been expired. - 04/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx. Subject loan is a purchase, originatedxx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.36%, as the borrower’s income is $5,434.64, and total expenses are in the amount of $1,489.00. The loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 49.37%."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			687	Not Applicable
93023081	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,701.49	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,715.05	5.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	704	703	36.935%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on 0xx No active judgments or liens have been found. The annual installments of county taxes for 2022 have been paid in the amount of $3,701.49 on 01/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,246.75 (PITI) which was applied for the due date of 11/xx/2023. The current P&I is $1,715.05 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history is xx.
As per the comment dated 11/xx/2022, a credit dispute has been notified. Further details not provided.
As per the comment dated 08/xx/2022, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed.
As per the final 1003, the borrower previously worked at xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 36.935% Tape Value: 36.940% |---| -0.005% |----| -0.00500% Comment: As per final 1008 & DU calculated DTI ratio 36.935%; however, seller tape shows DTI ratio is 36.940%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 27.636%   Tape Value: 27.640%   Variance: -0.004%   Variance %: -0.00400%   Comment: As per final 1008 & DU calculated housing ratio 27.636%; however, seller tape shows housing ratio is 27.640%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 7/xx/2022   Tape Value: 8/xx/2023   Variance: -396 (Days)   Variance %:    Comment: As per note doc interest paid through date is 7/xx/2022; however, seller tape shows interest paid through date is 8/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original xx:
																																																																																				Field: Original Standard xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the subject loan was repurchased as the lender failed to resolve the issues related to LOE for late payments reflecting on the credit report, and tradeline(s) were identified by DU as disputed by the borrower. Further details not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			724	749
43658602	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,651.33	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,172.31	2.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	798	773	38.754%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens found. Annual combined taxes for 2023 are due on 11/xx/2023 in the amount of $1,651.33. As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date for payment is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,447.20, which applied for 11/xx/2023. The current P&I is $1,172.31 with an interest rate of 2.625%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date for payment is 12/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx
The loan was originated on 10/xx/2020 and the covid-19 attestation is located at “xx
As per tape data, the property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure		2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.75%. Tape shows BWR changed his job, had a 2+ month employment gap, and does not have a history of part-time employment. DTI increases to 70%. Lender defect. The subject loan originated xx * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			812	772
35002943	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,979.41	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,480.70	3.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	691	704	44.843%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. No active judgments or liens found. Annual combined taxes for 2023 are due on 11/xx/2023 in the amount of $1,979.41. As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date for payment is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,700.42, which applied for 10/xx/2023. The current P&I is $1,480.70 with an interest rate of 3.125%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date for payment is 11/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower workedxx
As per the final loan application, the co-borrower has been working xx
As per tap date, the subject property is owner occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.84%. Tape shows the lender miscalculated BWR1 base income. BWR2 SE income was not properly documented. BWR1 hasxx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on closing disclosure dated xx. The initial LE dated xx reflects lender credit at $725.00. However, the final CD dated xx does not reflect lender credit. This is a decrease of $725.00 for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents.

The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx reflects points - loan discount fee at 2,592.00. However, the final CD dated xx reflects the points - loan discount fee at $3,594.80. The loan estimate dated xx reflects a credit report fee of $45.00. However, the final CD dated xx reflects a credit report fee of $48.00. This is a cumulative increase in the fee of $1,005.80 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents.

Downgraded the exception as SOL has been expired. - 04/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.843% as the borrower’s income is $4,774.00 and total expenses are in the amount of $2,140.81. The loan was underwritten by DUxx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			713	711
68765575	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,473.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$788.65	5.000%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	46.886%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. The first installments of county taxes for 2023 have been paid in the amount of $736.54 on 10/xx/2023. The first installments of county taxes for 2023 are due in the amount of $736.54. No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,042.61 (PITI) which was applied for the due date of 10/xx/2023. The current P&I is $788.65 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at “xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 46.886% Tape Value: 46.891% |---| -0.005% |----| -0.00500% Comment: Borrower DTI ratio percent is 46.886%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 32.985%   Tape Value: 32.990%   Variance: -0.005%   Variance %: -0.00500%   Comment: Housing ratio per U/W is 32.985%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 9/xx/2023   Tape Value: 8/xx/2023   Variance: 31 (Days)   Variance %:    Comment: Interest paid through date is 9/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original xx Tape Source: Initial   Tape Type:
Field: Original xx Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.89%. The tape shows a repurchased loan due to other undisclosed mortgage liabilities not included in the DTI. The revised DTI is 96.42%. BWR defect. The subject loan was originated xx * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.88% as the borrower’s income is $3,007.00 and total expenses are in the amount of $1,409.86 and the loan was underwritten by DU (xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			709	Not Applicable
20336779	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,830.27	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$621.08	3.500%	xx	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	51.027%	First	Final policy	Not Applicable	Not Applicable	05/xx/2023	x	Not Applicable	3.500%	x	06/xx/2023	Financial Hardship	As per the review of the updated payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date for payment is 10/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,261.15, which applied for 9/xx/2023. The current P&I is $610.60 with an interest rate of 3.500%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date for payment is 10/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
The loan was modified on 5/xx/2023. The new modified rate is 3.500% and borrower promises to pay the P&I of $610.60 which began on 6/xx/2023. The new principal balance is xx. The maturity date is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the servicing comment dated 07/xx/2022, the reason for default is unemployment.
As per the servicing comment dated 02/xx/2022, the borrower’s income was impacted by Covid-19. The FB plans ran and were extended several times from 2/xx/2022. Last fb plan was provided on 2/xx/2023, which ended on 4/xx/2023.
As per the servicing comment dated 10/xx/2023, the subject property is owner-occupied.
According to the servicing comment dated 02/xx/2018, the relevant property was damaged by the hurricane. There is no additional data available about the damages or repairs. The most recent BPO and property inspection reports are not in the loan files. However, we are unable to establish whether or not the harm was fixed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on XX. The new modified rate is 3.500% and borrower promises to pay the P&I of $610.60 which began on XX. The xx	Affiliated Business Disclosure Appraisal (Incomplete) Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report dated 03/xx/2013 is subject to the completion of repairs totaling IAO $4K. 1004D confirming the completion of repairs is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan Origination Fee Test
The loan data is $xx and comparison data is $xx; hence, the variance is +$1,802.51.
The loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds 1% of the loan amount, or 1% of the unpaid principal balance if the loan is an Interest Rate Reduction Refinance Loan (IRRRL).
In addition to certain itemized fees and charges designated by VA guidelines, the lender may charge the veteran a flat charge not to exceed 1%. The lender's maximum allowable flat charge of 1% is intended to cover all of the lender's costs and services which are not reimbursable as "itemized fees and charges."
The seller, lender, or any other party may pay fees and charges, including discount points, on behalf of the borrower. VA regulations limit charges "made against or paid by" the borrower. They do not limit the payment of fees and charges by other parties."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance ease risk indicator is moderate due to
TILA Finance Charge Test: Fail
TILA APR Test: Fail
Loan Origination Fee Test: Fail
RESPA "xx (1101) Validation Test: Fail
The loan provides a value of $546.55 for "Title Services and Lender's Title Insurance." However, the sum of all component fees, $430.55, does not equal the value entered for "Title Services and Lender's Title Insurance." There is a difference of $116.00.
If any "Title Services and Lender's Title Insurance" component fees are provided to Compliance Analyzer, then all component fees that contribute to the total "Title Services and Lender's Title Insurance" should be provided and their sum must reflect the total "Title Services and Lender's Title Insurance." This is necessary in order to correctly calculate the loan's finance charge and APR.
RESPA "Lender's Title Insurance" (1104) Validation Test: Fail
The loan provides a value of $116.00 for "Lender's Title Insurance." However, the sum of all component fees, $430.55, does not equal the value entered for "Lender's Title Insurance." There is a difference of $-314.55.
If any "Lender's Title Insurance" component fees are provided to ComplianceAnalyzer, then all component fees that contribute to the total "Lender's Title Insurance" should be provided and their sum must reflect the total "Lender's Title Insurance." This is necessary in order to correctly calculate the loan's finance charge and APR."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The loan data is $xx and comparison data is $xx; hence, the variance is -$3,276.93.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
This loan failed the TILA APR test.
The loan data is 3.780% and comparison data is 3.984%; hence, the variance is -0.204%.
The annual percentage rate (APR) is 3.984%. The disclosed APR of 3.780% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "The initial good faith estimate is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas. The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. Choice of Insurance Notice
4. Collateral Protection Insurance Disclosure
5. Non-Deposit Investment Product Disclosure Are there any promotional materials?
6. Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "As per the final hud-1 document, the settlement date is XX which is different from the original xx	Moderate	Not Covered	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			519	Not Applicable
62441663	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,024.29	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$449.57	5.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	795	Not Applicable	40.952%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2023 shows that the subject mortgage was originated on xx No active judgments/liens have been found in the updated title report against the borrower/subject property. The annual combined taxes for 2023 have been paid in the amount of $1,024.29 on 7/xx/2023. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated 10/xx/2023, the loan is performing. The last payment was received in the amount of $449.57 on 10/xx/2023 which was applied for the due date 10/xx/2023. The next due date is 11/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.875%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated 10/xx/2023, the loan is performing. The last payment was received in the amount of $449.57 on 10/xx/2023. The next due date is 11/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
Appraisal report in the loan file is "as is". A photo addendum of the subject property located at xx hows that an area of dry wall is damaged on the xx. CC’s do not show damage.
As per the seller's tape data, the subject property is non-owner-occupied.
As per 1003, the borrower has been working at xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report dated 6/xx/2022, which reflects a lower appraised value of xx, shows signs of deferred maintenance at the front door as a result of wood rot at the trim and jamb, areas of dry wall damage on the second floor, and other cosmetic issues. An estimate amount for repairs is not available, and 1004D confirms the completion of repairs. Final CD does not reflect any escrow holdback."
* Assets Verification (Lvl 3)     "The tape shows that sufficient assets to close were not properly verified. Further details not provided. However, total assets available as per DU, i.e., $xx, satisfy the cash to close requirement of $xx."
																																																																																							* Property Marketability Issues (Lvl 3) "The appraisal report dated 6/xx/2022, which reflects a lower appraised value of xx. However, the lender used an appraised value of xx from the second appraisal report dated 7/xx/2022, which is incorrect and not supported. A Zillow search shows an estimated value of xx. Current UPB xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as a NOO at 40.94%. The tape shows that BWR's income was not properly documented. Further details not provided. Lender defect. The subject loan originated oxx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			769	Not Applicable
483570	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,300.09	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,646.05	3.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	783	Not Applicable	49.770%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or the property. Annual county taxes for 2023 were paid in the amount of $1,300.09. No prior-year delinquent taxes have been found.	As per review of the latest payment history as of 11/xx/2023, borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,844.24 with an interest rate of 3.250% and P&I of $2,646.05 for the due date of 11/xx/2023. The current UPB is $586278.48.	Collections Comments:The current status of the loan is performing. As per review of the latest payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected is $xx. As per the final 1003, the borrower has been working at 'xx No foreclosure activity has been found. No details related to the bankruptcy have been found. No damages have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: 2/xx/2022 Tape Value: 8/xx/2023 |---| -546 (Days) |----| Comment: As per note. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.77%. Tape shows income miscalculation, omitted debts. Further details were not provided. Tape also shows insufficient documentation to validate assets but file shows $xx assets and cash to close of $xx. Lender defect. The subject loan originated xx SOL is active. BWR has 9 years on the job xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase exception test failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx reflects appraisal fee at $475.00. However, final CD dated xx reflects Points appraisal fee $725.00. This is an increase in fee of +$250.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.77% as the borrower’s income is xx and total expenses are in the amount of $8,972.45 and the loan was underwritten by DUxx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			782	Not Applicable
3237006	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,800.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,414.95	3.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	695	45.286%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens were found. The 2023 combined annual taxes is due in the amount of $4,800.64 on 12/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is performing with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $3,946.91 which was applied for the due date of 10/xx/2023. The current monthly P&I is $2,414.95 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is performing with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $3,946.91 which was applied for the due date of 10/xx/2023. The current monthly P&I is $2,414.95 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per servicing comment dated 07/xx/2023, Covid-19 forbearance plan is available
No information has been found related to damage or repairs.
As per servicing comment dated 07/xx/2023, the property is owner-occupied.
As per final application, the borrower xx” has been working at xx
The loan was originated on 08/xx/2021, and the covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: 9/xx/2021 Tape Value: 8/xx/2023 |---| -699 (Days) |----| Comment: Seller tape shows Interest paid through Date 8/xx/2023, as per the document is 9/xx/2021. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows five defects related to the comparables used in the report. The review of the appraisal report shows that the subject is in a suburban area, and comps# 1 and 2 are far away from the subject property. The comps used are dissimilar in terms of property sales price, GLA, quality of constructions, bedroom counts and actual age. Comp #3, with a sales price of xx, is closest to the subject property. Realtor.com search shows the estimated value at xx. Current UPB is xx."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.286% as the borrower’s income is xx and total expenses are in the amount of $6,441.08 and the loan was underwritten by DU xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			660	533
84340481	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$579.52	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,125.04	4.000%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	616	Not Applicable	42.245%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 are due in the amount of $579.52. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2013 in the amount of $1,301.74 which was applied to the due date of 10/xx/2023. The unpaid principal balance is xx. The current P&I is $1,125.04 and the interest rate is 4.000%.	Collections Comments:The loan is currently performing, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2013 in the amount of $1,301.74 which was applied to the due date of 10/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at “xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Mortgage Insurance	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.245%   Tape Value: 42.231%   Variance: 0.014%   Variance %: 0.01400%   Comment: As per final documents borrower DTI is 42.24%   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 39.921%   Tape Value: 39.907%   Variance: 0.014%   Variance %: 0.01400%   Comment: As per final documents housing ratio is 39.921%   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 4/xx/2022   Tape Value: 8/xx/2023   Variance: -487 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original xx   Comment: Collateral value used for underwriting: $ xx. Amount of Secondary Lien(s): $ 0.00. Loan Amount: xx
Field: Original Standard xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report reflects ‘as is', but the photo addendum shows the detached storage building has damage due to rust. However, the appraisal report does not reflect the cost to complete the repair. 1004D is missing from the loan document."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the DU recommendation is refer due to ZFHA as chums id is not valid and does not qualify for manual UW. Further details not found. Subject approved at 42.23%"
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated xx * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test.xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			536	Not Applicable
55546158	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,058.44	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,262.00	2.625%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	646	Not Applicable	33.117%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage originated on xx. No active judgments or liens were found. The county annual taxes for 2023 are due in the amount of $2,058.44 on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is performing with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,498.06, which was applied for the due date of 11/xx/2023. The P&I is $1,262.00 with an interest rate of 2.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
As per the final 1003, the borrower has been working at "xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 33.117% Tape Value: 33.114% |---| 0.003% |----| 0.00300% Comment: DTI is 33.117%. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 28.913% Tape Value: 28.910% Variance: 0.003% Variance %: 0.00300% Comment: Hsg ratio is 28.913%. Tape Source: Initial Tape Type: Field: Original xxComment:xx. Tape Source: Initial Tape Type: Field: Original Standardxx:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan began as USDA, then switched to FHA, but the lender failed to get the initial 92900-A addendum to the application signed by the borrower. Further details are not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD dated xx reflects cash to in the amount of $xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. - 04/xx/2024."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx reflects a funding, wire, or disbursement fee at $100.00. However, the final CD dated xx reflects the funding, wire, or disbursement fee at $295.00. This is an increase in the fee of $195.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originatedxx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			670	Not Applicable
75135269	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,428.41	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,381.25	4.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	735	739	44.542%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx There is junior mortgage active against the subject property in favor xx All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,991.31 which was applied for the due date of 10/xx/2023. The current P&I is $1,381.25 and PITI is $1,991.31. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx
The loan was originated on 3/xx/2021. Seller’s tape data shows re-verified employment and borrower never returned to work. Further details not provided.
Covid-19 attestation is located axx
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.542% Tape Value: 42.611% |---| 1.931% |----| 1.93100% Comment: Borrower DTI ratio percent 42.611% 44.542% Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 41.007% Tape Value: 41.546% Variance: -0.539% Variance %: -0.53900% Comment: Housing ratio per U/W 41.546% in audit 41.007% Tape Source: Initial Tape Type: Field: Original xx Tape Source: Initial Tape Type:	3: Curable	* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.546%. The tape shows that the BWR was on undisclosed LOA and never returned to work. Further details not provided. BWR defect. The subject loan originated xx "Rate lock agreement signed by the borrower is missing from the loan document.

Downgraded the exception as SOL has been expired. 04/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.542%, as the borrowers' income is $4,696.00 and total expenses are in the amount of $2,091.69, and the loan was underwritten by DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 44.54%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			682	720
45246685	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,030.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,894.12	3.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	43.749%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023 the subject mortgage was originated xx No active judgments or liens found. The 1st installment of county taxes for 2023 was paid in the amount of $4,015.03 on 11/xx/2023. The 2nd installment of county taxes for 2023 was due in the amount of $4,015.03 on 02/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $3,800.46 which was applied for the due date of 10/xx/2023. The current monthly P & I is $2,894.12 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $3,800.46 which was applied for the due date of 10/xx/2023. The current monthly P & I is $2,894.12 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been the owner ofxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Originalxx Comment: Seller tape shows xx Tape Source: Initial Tape Type: Field: Original xx Variance: -1 (Days) Variance %: Comment: Seller tape shows Note date is 4/xx/2021 as per the Note document is 4/xx/2021. Tape Source: Initial Tape Type: Field: Original Standard xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.74%. Tape shows undisclosed debt opened prior to closing may push DTI to 57%. Further details not provided. BWR defect. The subject loan originatedxx * Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.749% as the borrower’s income is $8,794.00 and total expenses are in the amount of $3,847.30. The loan was underwritten by DU xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			762	Not Applicable
68480083	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,712.80	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,144.84	4.990%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	35.145%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage was originated onxx No active judgments or liens were found. The 1st installment of county taxes for 2023 was paid in the amount of $1,856.40 on 11/xx/2023. The 2nd installment of county taxes for 2023 was due in the amount of $1,856.40 on 02/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is performing with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 and the due date of 10/xx/2023. The current monthly P&I is $2,144.84 with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 and the due date of 10/xx/2023. The current monthly P&I is $2,144.84 with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller’s tape data, the property is owner-occupied.
As per final application, the borrower has income from other sources like trust and social security in the amount of xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Original xx Comment: NA Tape Source: Initial Tape Type: Field: Original xx: Comment: NA Tape Source: Initial Tape Type: Field: Original Standard xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 35.15%. Tape shows BWR provided outdated Vanguard statement to show trust income and trust did not establish 3 years of continuance. DTI is 549%. Further details were not provided. Lender defect. The subject loan was originated xx Downgraded to LVL2 based on PH."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			669	Not Applicable
26522249	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,174.90	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,089.74	4.125%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	625	Not Applicable	51.509%	First	Short Form Policy	Not Applicable	Not Applicable	09/xx/2021	x	Not Applicable	2.875%	x	11/xx/2021	Financial Hardship	As per the review of the updated title report dated 11/xx/2023, the subject mortgage originated on xx. There is a HOA lien on the subject property in favor xx The annual combined taxes for 2023 are due in the amount of $4,174.90 on 1/xx/2024. The annual combined taxes for 2022 were paid in the amount of $2,594.19 on 11/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,277.31, which was applied for the due date of 11/xx/2023. The current monthly P&I is $993.86 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB is xx.
As per the servicing comment dated 7/xx/2023, the reason for default is unemployment.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
CCs do not show damage.
As per the servicing comment dated 7/xx/2023, the subject property is owner-occupied.
As per the final application, the borrower, xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement signed between the borrower "xx" and lender "xx with an effective date of XX shows the new modified unpaid principal balance is $XX. The borrower agreed to pay the modified monthly P&I of $993.86 with a modified interest rate of 2.875% starting on XX and continuing until the new maturity date of XX. There is no deferred balance or principal-forgiven amount.	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 51.509% Tape Value: 51.510% |---| -0.001% |----| -0.00100% Comment: 51.509% Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2021   Tape Value: 10/xx/2021   Variance: -39 (Days)   Variance %:    Comment: 9/xx/2021   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 34.879%   Tape Value: 34.880%   Variance: -0.001%   Variance %: -0.00100%   Comment: Housing ratio per U?W is 34.879%   Tape Source: Initial   Tape Type:
Field: Oxx Tape Source: Initial   Tape Type:
Field: Originaxx
Field: Original Standarxx
Field: Original Stated P&I   Loan Value: $1089.74   Tape Value: $993.86   Variance: $95.88   Variance %: 9.64723%   Comment: $1089.74   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 4.12500% Tape Value: 2.87500% Variance: 1.25000% Variance %: 1.25000% Comment: 4.125% Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is uninsurable and has been repurchased by GNMA. The loan was escalated to PLR by Insuring because it was initially an NOR on xx. We obtained the needed documents and sent them to HUD on 10/xx/20. After HUD reviewed the file, another NOR was issued on 4/xx/20."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated xx
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided.

Downgraded the exception as SOL has been expired. 04/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 06/xx/2019 reflect Points-Loan discount Fee $1,107. However, CD dated 07/xx/2019 reflects Points-Loan discount  Fee $1,124.This is increase in fee of +$17.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 07/xx/2019 and the SOL is 1 year."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.50% as the borrower’s income is $4,498.00 and total expenses are in the amount of $2,316.87 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 51.51%."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			593	Not Applicable
98753252	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,529.61	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,194.46	3.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	48.775%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 are due in the amount of $2,529.61. The annual combined taxes for 2022 were paid in the amount of $1,551.83. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,526.51 which was applied to the due date of 11/xx/2023. The unpaid principal balance is xx. The current P&I is $1,194.46 and the interest rate is 3.500%.	Collections Comments:The loan is currently performing, and the next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,526.51 which was applied to the due date of 11/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 9/xx/2023, the subject property is owner occupied.
As per the sellers tape, the borrower was not employed at closing.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations for the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.77%. Tape shows BWR was not employed at the time of closing, and the revised DTI is 66.87%. Further details not provided. BWR defect. The subject loan originated on 8/xx/2021, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.775% as the borrower’s income is $4,400.00 and total expenses are in the amount of $2,146.09 and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of 48.77%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			704	Not Applicable
7543244	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,093.24	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,850.46	4.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	795	47.255%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 11/xx/2023, the subject mortgage was originated onxx There is one municipal lien against the subject property in the total amount of $3725.00, which was xx There is one junior mortgage against the subject property in the favor of 'xx' in the amount of xx, which was recorded xx There is one UCC judgment against the borrower in favor xx, which was recorded xx Supporting document does not reflect the lien amount. The county taxes for 2023 have been due in the total amount of $5,093.24. No prior-year delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,517.17 (PITI), which was applied for the due date of 10/xx/2023. The current P&I is $1,850.46 with an interest rate of 4.00%. The current UPB is xx.	Collections Comments:Current status of loan is performing. According to the payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB is xx.
No foreclosure or bankruptcy activity has been found. No details have been found regarding the damage.
As per the comment dated 10/xx/2022, the borrower's income was impacted by COVID-19. The forbearance plan was offered to the borrower.
As per final 1003, the borrower has been working at xx
The comment dated 10/xx/2022 shows the reason for default is reduced income. The subject property is occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.255% Tape Value: 47.253% |---| 0.002% |----| 0.00200% Comment: Borrower DTI ratio percent is 47.255%. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 31.604%   Tape Value: 32.000%   Variance: -0.396%   Variance %: -0.39600%   Comment: Housing ratio per U/W is 31.604%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 9/xx/2023   Tape Value: 8/xx/2023   Variance: 31 (Days)   Variance %:    Comment: Interest paid through date is 9/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Nxx
Field: xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.25%. Tape shows an income miscalculation. BWR has 3.87 years on the job as a driver, 0X30 since inception, FICO 706, and $xx equity in the subject. Further details not provided. Lender defect. The subject loan xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on initial CD dated 01/xx/2020. Initial LE dated 01/xx/2020 reflects lender credits at $8,000.00. However, final CD dated 01/xx/2020 reflects lender credits at $0.00. This is decrease of $8,000.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on 0xx

Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated 01/xx/2020 reflects xx. However, in final CD dated 01/xx/2020 reflects xx
Initial loan estimate dated 01/xx/2020 does not reflect credit report fee. However, final CD dated 01/xx/2020 reflects credit report fee at $45.00
This is a cumulative increase in fees of +$370.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originatedxx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.255% as the borrower’s income is $7,680.00 and total expenses are in the amount of $3,629.15 and the loan was underwritten by DU (xx and its recommendation is "approve/eligible" with a DTI of 47.26%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			523	777
37148015	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Wyoming	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,905.78	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,914.91	3.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	703	34.144%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens were found. The 1st installment of combined taxes for 2023 have been paid in the amount of $1452.89 on 11/xx/2023. The 2nd installment of combined taxes for 2023 have been due in the amount of $1452.89 on 05/xx/2024. No prior year delinquent taxes have been found.	As per review of latest payment history as of 10/xx/2023 the loan is performing and borrower has been making his monthly payment. The last payment was received on 9/xx/2023 in the amount of $2,693.77 with an interest rate of 3.25000% and P&I $1,914.91 for the due date of 10/xx/2023. The next due date is 11/xx/2023. The current UPB reflected is in the amount of xx.	Collections Comments:The current status of the loan is performing.
As per review of latest payment history as of 11/xx/2023 the loan is performing and borrower has been making his monthly payment. The last payment was received on 9/xx/2023 in the amount of $2,693.77 with an interest rate of 3.25000% and P&I $1,914.91 for the due date of 10/xx/2023. The next due date is 11/xx/2023. The current UPB reflected is in the amount of xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No modification or forbearance details are available in the recent collection comments.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by COVID-19.
As per final 1003, the borrower was previously working at xx
The loan was originated on 6/xx/2021. Covid-19 attestation is located atxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 34.144% Tape Value: 30.766% |---| 3.378% |----| 3.37800% Comment: Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 26.737% Tape Value: 25.322% Variance: 1.415% Variance %: 1.41500% Comment: Tape Source: Initial Tape Type:	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Property Marketability Issues (Lvl 3) "The subject loan is repurchased and the tape shows appraisal report is ineligible due to comps used dissimilar in terms of sales price, GLA, actual age and all comps are far away from the subject property.xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			696	696
21183547	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,553.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,046.12	5.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	748	750	49.215%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023 the subject mortgage was originated oxx There is an active junior mortgage against the subject property in favor of xx The first and second installments of county taxes for 2023 are due total in the amount of $6,553.26. No prior year delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan. The last payment was received on 10/xx/2023, which was applied for the due date of 10/xx/2023 and the next due date for payment is 11/xx/2023. The P&I is $4,046.12 and PITI is $4,941.72. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan. The last payment was received on 10/xx/2023, which was applied for the due date of 10/xx/2023 and the next due date for payment is 11/xx/2023. The P&I is $4,046.12 and PITI is $4,941.72. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at “xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: 49.215% Tape Value: 49.218% |---| -0.003% |----| -0.00300% Comment: NA Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 49.215% Tape Value: 49.218% Variance: -0.003% Variance %: -0.00300% Comment: NA Tape Source: Initial Tape Type: Field: Original xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased due to the immigration status of the BWR. BWR is a non-resident US citizen in the C10 category, which is not sufficient for loan approval and requires legal citizenship. BWR has a 730 FICO and has been working as a caregiver for more than 6 years. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			779	779
71333064	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,057.77	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,560.00	2.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	44.196%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2023 shows that the subject mortgage was originated on xx. No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The third and fourth installments of county taxes for 2023 are due total in the amount of $1,527.38.	According to the payment history as of 11/xx/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is $1,560.00 and PITI is $2,149.80. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is $1,560.00 and PITI is $2,149.80. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The final and initial 1003 does not show borrower’s employment details.
The Covid-19 attestation document is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: XX Comment: Seller tape shows DTI Ratio percent is 44.199% as per the latest document is 44.196%. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Seller tape shows Housing Ratio percent is xx as per the latest 1008 document is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.00%. The tape shows an unacceptable income source. Qualifying income is asset depletion. Lender defect. The subject loan originated on xx, and the 3-year SOL is active." BWR has 764 FICO, $xx equity in subject, $xx total accounts and 0X30 since inception.

Downgraded the exception as SOL has been expired. - 04/xx/2024."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Initial loan estimate is dated xx and electronically signed on xx which is greater than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of initial LE. Subject loan is a purchase case, originated on xx and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx. The subject loan is a purchase case, originated on xx, and the 1-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents.

Downgraded the exception as SOL has been expired. 04/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.196%, as the borrower’s income is $5,844.00 and total expenses are in the amount of $2,582.79 and the loan was underwritten by LP (Locator# xx) and its recommendation is "accept" with a DTI of 44.20%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			670	Not Applicable
4348842	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	No	Not Applicable	First	$0.00	$1,925.52	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,371.60	4.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	772	46.521%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx and recorded on xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023 were paid in the amount of $964.28. The third and fourth installments of county taxes for 2023 are due in the amount of $961.24. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of $3,537.02 which was applied to the due date of xx. The unpaid principal balance is xx. The current P&I is $2,371.60 and the interest rate is 4.375%.	Collections Comments:The loan is currently performing, and the next due date is xx. The last payment was received on xx in the amount of $3,537.02 which was applied to the due date of xx. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the seller's tape, the borrower was not able to occupy the property due to a gas leak. CCs do not show damage.
As per the final application, the borrower has been working at XX.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: XX Comment: Borrower DTI Ratio Percent is 46.521%. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx Variance: xx Variance %: -xx Comment: Housing ratio per U/W is xx. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -1 (Days) Variance %: Comment: Original Note Doc Date is xx. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.52%. Tape shows that evidence of rental income is not documented. The revised DTI is 66.99%. Lender defect. The subject loan was originated on 4/xx/2022, and the 3-year SOL is active. BWR has 7 months on the job as an associate account, XX

Downgraded to LVL2 based on PH."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.521% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (Locator# xx) and its recommendation is “approve/eligible” with a DTI of 46.52%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			753	758
16837092	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First		$0.00	$9,938.86	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$955.28	2.750%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	Not Applicable	35.716%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual combined taxes for 2023 are due in the amount of $9938.86 on 1/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1845.99 (PITI) which was applied to the due date of 10/xx/2023. The monthly P&I is $955.28 and the interest rate 2.75%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is xx. The current UPB is xx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final 1003, the borrower has been working at xx Covid-19 attestation is located at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: 35.716% Tape Value: 35.720% |---| -0.004% |----| -0.00400% Comment: As per 1008, DTI is 35.716%. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) xx. Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: xx. Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 35.71%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL has expired."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			671	581
78279705	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,112.51	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,668.89	5.500%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	Other	xx	12.000%	Unavailable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	729	38.842%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. 2nd half county taxes for 2023-2024 are due on xx in the amount of $3,112.51. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $3,320.76 which was applied for the due date of 10/xx/2023. The current P&I is $2,668.89 and PITI is $3,320.76. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is xx. The UPB is xx. As per the final application, the borrower has been the owner of xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 38.842% Tape Value: 38.840% |---| 0.002% |----| 0.00200% Comment: Borrower DTI ratio percent 38.480% In audit 38.842% Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Comment: Housing ratio per xx Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: xx. Comment: Interest paid through date xx. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Comment: Original Note Doc Date xx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 38.842%. Tape shows rental loss was miscalculated, which may push the DTI to 65.31%. BWR has 6 years on the job as a owner and BWR2 has 6.08 years on job as a cook, 0X30 since inception and FICO 723. Further details not provided. Lender defect. The Subject loan originated on xx ."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document." * Transmittal (1008) is Missing (Lvl 3) "Transmittal (1008) is missing from the loan document."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			713	757
61122657	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,922.85	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$865.18	3.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	734	720	45.849%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. There is one prior civil judgment against the borrower in favor of xx, which was recorded on xx in the amount of $7,278.24. The annual installments of combined taxes for 2023 are due in the amount of $3,922.85. No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,531.56 (PITI) which was applied for the due date of 11/xx/2023. The current P&I is $865.18 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history is xx.
Covid-19 attestation is available in the loan file, which is located at xx.
The loan was originated on xx. The seller’s tape data reflects that the borrower was not employed at closing. Further details not provided.
As per the final 1003, the borrower previously worked at xx as a heavy equipment operator from xx. Currently, the borrower has been working at xx.as a heavy equipment operator for xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 45.849% Tape Value: 45.846% |---| 0.003% |----| 0.00300% Comment: As per final 1008 & DU DTI ratio is 45.849%; however, seller tape shows DTI ratio is 45.846%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx Comment: As per final 1008 & DU housing ratio is 23.429%; however, seller tape shows housing ratio is 23.430%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Interest Paid Through Date Loan Value: xx Variance %: Comment: As per note doc interest paid through date is 6/xx/2021; however, seller tape shows interest paid through date is 9/xx/2023. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.84%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx." * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.849% as the borrower’s income is $6,705.00 and total expenses are in the amount of $3,074.19 and the loan was underwritten by xx and its recommendation is Approve/Eligible with a DTI of 45.85%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			751	742
10148279	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$810.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$489.05	3.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	669	Not Applicable	25.012%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2023 shows that the subject mortgage was originated on xx. No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan. The last payment was received on 11/xx/2023, which was applied for the due date of 11/xx/2023 and the next due date for payment is 12/xx/2023. The P&I is $489.05 and PITI is $748.56. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan. The last payment was received on 11/xx/2023, which was applied for the due date of 11/xx/2023 and the next due date for payment is 12/xx/2023. The P&I is $489.05 and PITI is $748.56. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
As per final application, the borrower has been working at xx.
The Covid-19 attestation is available at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 25.012% Tape Value: 25.017% |---| -0.005% |----| -0.00500% Comment: Borrower DTI ratio percent is 25.012%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx Comment: Housing ratio per U/W is xx.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy at origination is secondary.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Subject property type is Manufactured housing. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 25.01%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects appraisal fee at $600.00. However, CD dated 06/xx/2020 reflects appraisal fee at $875.00. This is increase in fee of +$275.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at xx the subject property is a manufactured home. The xx endorsement for manufactured homes is not attached to the final title policy. Also, the VIN number is not available in the legal description of the recorded mortgage. However, the manufactured home rider document is available at xx shows xx, and the home is permanently affixed to the land."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			708	Not Applicable
48271591	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,744.55	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,624.13	5.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	793	793	47.526%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the latest updated title report dated 9/xx/2022, the subject mortgage was originated on xx. No active liens or judgments were found. The county taxes for 2023 have been paid in the total amount of $7,744.55 on xx. No prior-year delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $3,624.13 (P&I) which was applied for the due date of 11/xx/2023. The current rate of interest is 5.375% and the current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. CCs do not show any damage.
As per the application, the borrower has been receiving income from pension and social security.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 47.526% Tape Value: 47.528% |---| -0.002% |----| -0.00200% Comment: As per DU, calculated DTI is 47.526%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx Comment: As per DU, calculated housing ratio is 40.352%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx  Comment: Interest paid through date is 10/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Comment: Calculated CLTV ratio percentage is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Comment: Calculated LTV ratio percentage is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.52%. Tape shows that IRA distribution income as a source of qualifying income is not acceptable. The loan is ineligible for a repurchase alternative due to excessive DTI. BWR has been 0X30 since inception, FICO 793, $xx in retirement accounts and $xx equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. LE dated 08/xx/2022 does not reflect Escrow Waiver Fee. However, CD dated xx reflects Escrow Waiver Fee at $809.00. This is an increase in fee of $809.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.52%, as the borrower’s income is xx and total expenses are in the amount of $5,968.82 and the loan was underwritten by DU (Locator# 6582000116 McClune file page#19) and its recommendation is “Approve/Eligible” with a DTI of 47.53%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			818	812
27726958	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,580.71	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$553.27	2.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	37.397%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage originated on xx. No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan. The last payment was received on 10/xx/2023, which was applied for the due date of 10/xx/2023 and the next due date for payment is 11/xx/2023. The P&I is $553.27 and PITI is $891.26. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan. The last payment was received on 10/xx/2023, which was applied for the due date of 10/xx/2023 and the next due date for payment is 11/xx/2023. The P&I is $553.27 and PITI is $891.26. The UPB reflected as per the payment history is xx.
As per comment dated xx, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per final 1003, the borrower was previously working at xx.
The loan was originated on xx and the Covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 37.397% Tape Value: 37.856% |---| -0.459% |----| -0.45900% Comment: Borrower DTI Ratio Percent is 37.399% Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.95%. The tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on 09/xx/2020, and the 3-year SOL is expired."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the state regulation for the first lien prohibited fees test. The following fees were included in the test:
Administration Fee paid by Borrower: $992.00
Funding, Wire, or Disbursement Fee paid by Borrower: $25.00
Tax Service Fee paid by Borrower: $64.00."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			644	Not Applicable
24064715	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,793.65	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,338.79	2.750%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	49.017%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage originated on xx. There is an active junior mortgage against the subject property in favor of xx in the amount of xx, which originated on . The third and fourth installments of county taxes for 2023 are due total in the amount of $1,895.32.	According to the payment history as of 10/xx/2023, the borrower is current with the loan. The last payment was received on 10/xx/2023, which was applied for the due date of 10/xx/2023 and the next due date for payment is 11/xx/2023. The P&I is $1,338.79 and PITI is $1,672.33. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan. The last payment was received on 10/xx/2023, which was applied for the due date of 10/xx/2023 and the next due date for payment is 11/xx/2023. The P&I is $1,338.79 and PITI is $1,672.33. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx.
The COVID-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 49.017% Tape Value: 49.018% |---| -0.001% |----| -0.00100% Comment: 49.017% Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: xx Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Source: Initial Tape Type:	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan is uninsured and the appraisal report is invalid due to the FHA case number being incorrect. Further details not provided." * MI, FHA or MIC missing and required (Lvl 3) "The subject loan FHA loan. However, the mortgage insurance certificate is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.017% as the borrower’s income is $5,447.00 and total expenses are in the amount of $2,669.98 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 49.017%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			688	Not Applicable
75736795	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,183.57	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$770.16	4.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	39.705%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installments of combined taxes for 2023 are due in the amount of $2,183.57. No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,236.30 (PITI) which was applied for the due date of 11/xx/2023. The current P&I is $770.16 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx.
As per the comment dated 05/xx/2023, the borrower received an email from xx on xx, to inform them that they needed a list of improvements, a completion date, and the cost of each improvement. No comments have been found regarding the type of damage, improvement, or completion of the repairs or improvements.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 39.705% Tape Value: 40.000% |---| -0.295% |----| -0.29500% Comment: Borrower DTI Ratio Percent is 39.705% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx Tape Value: xx Variance: x Variance %: XX Comment: Housing Ratio per U/W is 32.282%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx Tape Value: xx  Variance: -xx   Variance %:    Comment: Original Note Doc Date is xx  Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is Manufactured Housing Tape Source: Initial Tape Type:	3: Curable	* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40%. Tape shows the lender miscalculated variable income. BWR has 5 years on the job as a digital producer, 0X30 since inception, FICO 713, and $xx equity in the subject. Further details not provided. Lender defect. The subject loan originated on 3/xx/2022, and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.122% exceeds APR threshold of 5.110% over by +0.012%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.136% exceeds APR threshold of 5.110% over by +0.026%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report located at “xx” the subject property is a manufactured home. The xx endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show a VIN or serial number. The manufactured rider attached to the recorded mortgage, which is located at “xx" reflects that the manufactured home with serial # xx has been affixed to the permanent foundation."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			780	Not Applicable
72703839	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$510.16	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,062.26	4.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	38.787%	First	Final policy	Not Applicable	xx	11/xx/2021	x	Not Applicable	2.875%	x	12/xx/2021	Financial Hardship	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. There is one junior mortgage active against the subject property in favor of xx”, which was originated on xx in the amount of xx. The first installment of county taxes for 2023 has been paid in the amount of $255.08. The second installment of county taxes for 2023 is due in the amount of $255.08. No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $975.08 (PITI) which was applied for the due date of 11/xx/2023. The current P&I is $765.39 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower, previously self-employed, was owner of xx.
The borrower was approved for a 3-month trial plan, which began from 09/xx/2021 to 11/xx/2021, with a monthly amount of $944.93, which was paid on 08/xx/2021, 09/xx/2021, and 10/xx/2021.
As per the comment dated 02/xx/2022, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed.
As per the comment dated 12/xx/2021, the borrower's income was impacted by Covid-19.
The modification agreement was made between the lender and borrower on 11/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on XX. As per the modified term, the new principal balance is $XX. The borrower promises to pay $765.39 monthly with a modified interest rate of 2.875% beginning on XX with a maturity date of XX. The loan has been modified once since origination.	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 38.787% Tape Value: 38.794% |---| -0.007% |----| -0.00700% Comment: NA Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx Tape Value: xx Variance: -11 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx  Tape Value: xx  Variance: -xx  Variance %: -xx  Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx  Tape Value: $xx  Variance: $xx   Variance %: -5.29967%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the total closing costs paid by the borrower are in the amount of $xx, and the borrower received an IPC totaling $xx, which exceeded the borrower's total closing cost limit. However, reducing the sales price by the amount of excessive IPC results in an LTV of 98%, which exceeds the maximum LTV of 97%."	* Cash out purchase (Lvl 2) "Subject loan is a purchase case. However, the final CD reflects cash to in the amount of $xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the 1-year SOL has expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test. A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx. The subject loan is a purchase, originated on xx and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test due to loan failed Initial LE delivery and timing test. Initial LE dated 01/xx/2020 delivered on xx which is more than 3 business days from initial application date 01/xx/2020. The subject loan is a purchase, originated on xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from the loan documents."
																																																																																								* LE/CD Issue date test Fail (Lvl 2) "Loan failed ComplianceEase delivery and timing test for initial LE dated 01/xx/2020. Document tracker proving the delivery of Initial LE within 3 business days from the initial application date is missing from the loan documents. The subject loan is a purchase, originated on x and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			770	Not Applicable
30610368	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,606.69	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$825.29	2.990%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	32.345%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. The first and second installments of combined taxes for 2023 are due in the total amount of $2,606.70. No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,252.42 (PITI) which was applied for the due date of 11/xx/2023. The current P&I is $825.29 with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history is xx.
Covid-19 attestation is available in the loan file, which is located at xx.
As per the final 1003, the borrower previously worked at xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 32.345% Tape Value: 32.339% |---| 0.006% |----| 0.00600% Comment: Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 32.34%. Tape shows undisclosed debt opened prior to closing. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the SOL is 1 year."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflect Points-Loan discount Fee $1,960. However,CD dated xx reflects Points-Loan discount Fee $2,940.This is an increase in fee of +$980 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			765	Not Applicable
16413988	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,753.25	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$933.86	3.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	47.545%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of combined taxes for 2023 are due in the amount of $2,753.25. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,286.11 which was applied to the due date of 11/xx/2023. The unpaid principal balance is xx. The current P&I is $933.86 and the interest rate is 3.125%.	Collections Comments:The loan is currently performing, and the next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,286.11 which was applied to the due date of 11/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 47.545% Tape Value: 47.543% |---| 0.002% |----| 0.00200% Comment: As per 1008 and DU borrower DTI is 47.545% Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.54%. Tape shows BWR does not have a 2-year history of receiving commission income. BWR has 5 months on the job as a CDL driver with the current employer, FICO 754, and $66k equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active.

Downgraded to LVL2 because loan is current and SOL will be expire in the next 6 months."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 09/xx/2021  reflects Points - Loan Discount Fee at $2,240.00. However, CD dated xx reflects Points - Loan Discount Fee at $2,725.00. This is an increase in fee of +$485.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1-year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.54%, as the borrower’s income is $4,762.00 and total expenses are in the amount of $2,264.11 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 47.55%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			739	Not Applicable
79990140	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,357.47	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$244.07	2.990%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	777	789	36.718%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage originated on xx.” No active judgments or liens were found. The annual county taxes for the year 2023 have been due in the amount of $1,311.93 on xx. The annual city taxes for the year 2023 have been paid in the amount of $1,045.54 on xx. The annual county taxes for the year 2022 have been paid in the amount of $1,311.93 on xx. The annual city taxes for the year 2022 have been paid in the amount of $1,045.54 on xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is performing with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $244.07, which was applied for the due date of 11/xx/2023. The current monthly P&I is $244.07 with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is performing with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $244.07, which was applied for the due date of 11/xx/2023. The current monthly P&I is $244.07 with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
As per the collection comment dated 06/xx/2022, the subject property is non owner occupied.
As per the final 1003, the borrower has been working at xx.
No information has been found stating the borrower’s income was impacted by COVID-19.
The loan was originated on 01/xx/2022 and the covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 36.718% Tape Value: 37.957% |---| -1.239% |----| -1.23900% Comment: As per Tape data, Post Close DTI is 37.957%. However final application documents reflect as 36.718% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 18.572%   Tape Value: 18.277%   Variance: 0.295%   Variance %: 0.29500%   Comment: As per Tape data, Post Close Housing Ratio is 18.277%. However Final Application documents reflect as 18.572%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 28.983%   Tape Value: 28.990%   Variance: -0.007%   Variance %: -0.00700%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): $0.00. Loan Amount: xx. CLTV 28.983%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 1/xx/2022   Tape Value: 1/xx/2022   Variance: -1 (Days)   Variance %:    Comment: Original note date reflects, note date is 1/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 28.983%   Tape Value: 28.990%   Variance: -0.007%   Variance %: -0.00700%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): $0.00. Loan Amount: xx. LTV 28.983%   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final application reflects, purpose of refinance per HUD is Limited Cash Out. Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "The subject loan is NOO. Tape shows the loan exceeds the 5% points and fees limit. Freddie Mac would not permit a cure for the issue with a refund of the fees; Fannie Mae would allow it, but the loan does not meet its guidelines. Further details not provided." * Required Documentation Missing or Incomplete (Lvl 3) "Subject approved at 36.718%. Unable to calculate DSCR ratio due to the form 1007 & form 216 is missing from loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			802	795
98069386	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,139.61	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$342.01	4.500%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	686	686	43.076%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. No active judgments or liens were found. The annual combined taxes for 2023 are due in the amount of $2,139.61 on xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $694.42 which was applied to the due date of 11/xx/2023. The unpaid principal balance is xx. The current P&I is $342.01 and the interest rate is 4.500%.	Collections Comments:The loan is currently performing, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $694.42 which was applied to the due date of 11/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 6/xx/2022, the subject property is non-owner occupied.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 43.076% Tape Value: 36.000% |---| 7.076% |----| 7.07600% Comment: Seller tape shows DTI Ratio percent is 36.00% as per the latest document is 43.076%. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Comment: Seller tape shows xx. Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: xx Variance %: Comment: Seller tape shows Interest. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO. Tape shows the loan exceeds the 5% points and fees limit. Freddie Mac would not permit a cure for the issue with a refund of the fees; Fannie Mae would allow it, but the loan does not meet its guidelines. Further details not provided." * Missing Required Disclosures (Lvl 3) "Operating income statement ,rent schedule and lease agreement are missing from the loan documents." * Transmittal (1008) is Missing (Lvl 3) "1008 at the time of closing is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			708	734
41711078	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$222.82	$1,871.36	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$958.47	5.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	22.464%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage originated on xx.” No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023 are due in the total amount of $1,871.36 on xx. The 2nd installment of other taxes for 2022 supplemental is due in the total amount of $202.57 on xx. The 1st installment of other taxes for 2022 supplemental is delinquent in the total amount of $222.82, which was due on xx and is good through date xx.	According to the payment history as of 10/xx/2023, the borrower is performing with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,259.21 which was applied for the due date of 10/xx/2023. The current monthly P&I is $958.47 with an interest rate of 5.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is performing with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,259.21, which was applied for the due date of 10/xx/2023. The current monthly P&I is $958.47, with an interest rate of 5.630%. The current UPB reflected as per the payment history is xx.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
According to servicing comments dated xx, and also the tape issue, the roof of the subject property has been damaged. No details are available regarding the estimated repair cost. No further details were provided.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
As per the final application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per note. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 22.464%   Tape Value: 22.460%   Variance: 0.004%   Variance %: 0.00400%   Comment: Borrower DTI ratio percent 22.460% In audit 22.464%   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx  Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value:  Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:  Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows the subject property is a manufactured home, and the file doesn’t contain any evidence of approval by a licensed engineer for the attached covered front porch that uses a dwelling for support. Tape also shows missing documentation to prove roof repairs were completed, but 1004D in the file shows all improvements have been completed."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 9/xx/2022 reflect appraisal fee $550.00. However, CD dated xx reflects appraisal fee at $925.00. This is an increase in fee of $375.00. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx"
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $4,805.88 Exceeds Fees threshold of $4,802.96 Over by +$2.92.
The below fees were included in the test:
Funding, Wire, or Disbursement Fee paid by Borrower: $600.00
Points - Loan Discount Fee paid by Borrower: $3,121.88
Tax Certificate Fee paid by Borrower: $64.00
Underwriting Fee paid by Borrower: $995.00
Wire Transfer Fee paid by Borrower: $25.00

Loan fails QM lending points and fees test due to fees charged $4,805.88 Exceeds fees threshold of $4,802.96 Over by +$2.92.
The below fees were included in the test:
Funding, Wire, or Disbursement Fee paid by Borrower: $600.00
Points - Loan Discount Fee paid by Borrower: $3,121.88
Tax Certificate Fee paid by Borrower: $64.00
Underwriting Fee paid by Borrower: $995.00
Wire Transfer Fee paid by Borrower: $25.00"
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. According to the appraisal report dated 9/xx/2022, the subject property type is a "Manufactured Home". Final title policy incorporates Alta 7 endorsement with it. The VIN# is not mentioned in the subject mortgage's legal description. As per the affidavit of affixation located at xx, the manufactured home is permanently affixed with the serialxx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			747	Not Applicable
69486128	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$658.38	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,416.18	6.375%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	35.127%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2023 shows that the subject mortgage was originated on .”. No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. Combined taxes for 2023 are due in the amount of $658.38 on 1/xx/2024.	According to the payment history as of 11/xx/2023, the borrower is current with the loan. The last payment was received on 11/xx/2023, which was applied for the due date of 11/xx/2023 and the next due date for payment is 12/xx/2023. The P&I is $1,416.18 and PITI is $1,709.60. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan. The last payment was received on 11/xx/2023, which was applied for the due date of 11/xx/2023 and the next due date for payment is 12/xx/2023. The P&I is $1,416.18 and PITI is $1,709.60. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per seller’s tape data, the borrower was not employed at the time of loan closing. The loan was originated on 7/xx/2022.
As per final application, the borrower has been working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 35.127% Tape Value: 35.133% |---| -0.006% |----| -0.00600% Comment: As per 1008, DTI is 35.127%. Tape Source: Initial Tape Type: Field: First Payment Date Loan Value: xx Variance %: Comment: Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 35.13%. Tape shows BWR was not employed at the time of closing. Further details not provided. Lender defect. The subject loan originated on xx"
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.662% exceeds APR threshold of 6.660% over by +0.002%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			729	Not Applicable
36462576	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,750.45	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,362.02	5.000%	xx	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	32.277%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage originated on xx.” There is a prior hospital lien against the borrower in favor of xx which was recorded on xx. Supportive document does not reflect the lien amount. The county taxes for 2023 (1st and 2nd installments) are paid in the amount of $4,750.45. No prior year’s delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,888.37, which was applied for the due date of 10/xx/2023. The current monthly P&I is $2,362.02 with an interest rate of 5.00%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
CCs do not show damage.
As per the tape data, the subject property is owner-occupied.
As per the final 1003, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 32.277% Tape Value: 32.280% |---| -0.003% |----| -0.00300% Comment: NA. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Source: Initial Tape Type:	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Subject loan is escrowed. However, initial escrow account disclosure is missing from the loan documents." * Missing credit report (Lvl 3) "Credit Report is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at DTI 32.27%. The tape shows an income miscalculation as BWR's income is not supported by his previous two years income and was employed by a family member. The recalculated income pushes the DTI to 55.52%. BWR has 10.24 years on the job as a manager, 0X30 since inception and FICO 717 and $xx equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx. Downgraded to LVL2 based on PH."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			798	Not Applicable
43750529	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,932.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,816.66	3.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	33.915%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. No active liens and judgments have been found. The annual combined taxes for 2023 are due in the amount of $1932.56. No prior year’s delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,816.66(PITI) and was applied to the due date of 10/xx/2023. The monthly P&I is $2,816.66, and the interest rate is 3.250%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,816.66(PITI) and was applied to the due date of 10/xx/2023. The monthly P&I is $2,816.66, and the interest rate is 3.250%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 11.301% Tape Value: 11.300% |---| 0.001% |----| 0.00100% Comment: AS per DU housing ratio is 11.301% Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: xx Variance %: Comment: Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx. Amount of Secondary Lien(s): $ 00.00. Loan Amount: xx Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 33.91%. The loan was purchased the tape shows borrower was not employed at closing, which may push DTI higher. Further details were not provided. Borrower defect. Subject loan originated on xx. BWR has 3 years on the job as Consultant, FICO 762, and $xx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails the compliance, ease of delivery, and timing tests for the initial closing disclosure dated 01/xx/2022 and electronically signed on xx which is less than 3 business days before the consummation date of xx.

Downgraded the exception as SOL has been expired. 04/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx reflects appraisal fee at $550.00. However, final CD dated 01/xx/2022 reflects appraisal fee at $675.00. This is an increase in fee of $125.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is purchase case, originated on 01/xx/2022 and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			766	Not Applicable
62857158	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,118.17	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$803.30	2.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	811	816	49.091%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 11/xx/2023, the subject mortgage was originated on xx. No active judgments or liens found. The annual county taxes for 2022 have been paid in the total amount of $5,232.36 on xx The annual county taxes for 2023 have been due in the amount of $7,118.17 which is good through till xx.	According to the payment history as of 10/xx/2023, the borrower is performing with the loan and the next due date is 11/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,497.96 which was applied for due date of 10/xx/2023. The current P&I is $803.30 and current PITI is $1,497.96 with an interest rate of 2.625%.The current UPB reflected as per the payment history is xx.	Collections Comments:According to the payment history as of 10/xx/2023, the borrower is performing with the loan and the next due date is 11/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,497.96 which was applied for due date of 10/xx/2023. The current P&I is $803.30 and current PITI is $1,497.96 with an interest rate of 2.625%.The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No modification or forbearance details are available in the recent collection comments.
No information has been found related to damage or repairs.
As per the tape data, the subject property is non-owner occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
The loan was originated on xx. The covid-19 attestation document is located at xx.
As per final 1003, the employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.091% Tape Value: 49.092% |---| -0.001% |----| -0.00100% Comment: As per Tape data, Post Close DTI is 36.379%. However Final Application documents reflect as 49.09% Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy type at origination as per application is secondary.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Comment: Collateral value used for underwriting: xx. Amount of Secondary Lien(s): $ 0.00. Loan Amount: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Comment: Collateral value used for underwriting: xx. Amount of Secondary Lien(s): $ 0.00. Loan Amount: xx LTV = xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.09%. Tape shows undisclosed auto debt of $1,279 opened prior to closing may push DTI to 71.17%. Further details not provided. BWR defect. The subject loan originated on xx."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents.

Downgraded the exception as SOL has been expired. 04/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.091%, as the borrower’s income is $5,792.00 and total expenses are in the amount of $2,843.35 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.09%"		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			802	799
84342940	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,382.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,515.41	5.990%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	35.349%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. The second installment of 2022 county taxes is due in the amount of $2191.17 on xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,963.22 (PITI) which was applied to the due date of 10/xx/2023. The monthly P&I is $2515.41 and the interest rate 2.75%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The current UPB is xx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final loan application, the borrower is receiving the social security, retirement and other income in the total monthly amount of xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 35.349% Tape Value: 34.440% |---| 0.909% |----| 0.90900% Comment: Borrower DTI ratio percent is 35.349%. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: XX Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: 9/xx/2023 Tape Value: 8/xx/2023 Variance: 31 (Days) Variance %: Comment: Interest paid through date is 9/xx/2023. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: XX Tape Source: Initial Tape Type:	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents." * Loan does not conform to program guidelines (Lvl 3) ""The tape shows the borrower had a bridge loan, but the borrower did not sell the property, and there was no refinance with the loan FICO. Subject approved at 34.44% and 0X30 since inception on xx. Further details were not provided."" * Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			657	Not Applicable
91481192	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,361.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$392.78	4.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	731	751	46.903%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage originated on xx. No active judgments or liens were found. The 2023 combined annual taxes are due in the amount of $842.44 on xx The 2023 city annual taxes are due in the amount of $518.56 on xx The 2022 combined annual taxes are paid in the amount of $753.25 on xx. The 2022 city annual taxes were paid in the amount of $458.64 on xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is performing with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $547.61 which was applied for the due date of 11/xx/2023. The current monthly P&I is $392.78 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is performing with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $547.61 which was applied for the due date of 11/xx/2023. The current monthly P&I is $392.78 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per servicing comment dated 06/xx/2022, the property is non-owner occupied.
As per the final 1003, the employment details are not available. The borrower has other income sources, like the subject property's net cash flow.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: 46.903% Tape Value: 47.000% |---| -0.097% |----| -0.09700% Comment: NA Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: XX Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "The subject loan is NOO. Tape shows the loan exceeds the 5% points and fees limit. xx would not permit a cure for the issue with a refund of the fees; Fannie Mae would allow it, but the loan does not meet its guidelines. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			741	686
87914260	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,785.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$920.03	2.990%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	813	Not Applicable	42.319%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2023 shows that the subject mortgage was originated xx. No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan. The last payment was received on 11/xx/2023, which was applied for the due date of 11/xx/2023 and the next due date for payment is 12/xx/2023. The P&I is $920.03 and PITI is $1,408.73. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan. The last payment was received on 11/xx/2023, which was applied for the due date of 11/xx/2023 and the next due date for payment is 12/xx/2023. The P&I is $920.03 and PITI is $1,408.73. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx.
The Covid-19 attestation is available at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 42.319% Tape Value: 42.328% |---| -0.009% |----| -0.00900% Comment: Seller tape shows DTI Ratio percent is 42.328% as per the latest document is 42.319%. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: XX Comment: Seller tape shows Housing Ratio percent is 23.116% as per the latest 1008 document is 23.107%. Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: XX Variance %: Comment: XX Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.32%. Tape shows undisclosed auto debt of $574 may push DTI to 52%. Further details not provided. BWR defect. The subject loan originated on xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Compliance Ease delivery and timing test for initial closing disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is on the consummation date 3/xx/2021.Subject loan is a purchase, originated on xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the state regulations for the first lien prohibited fees test. Fees charged $1,214.00 Fees Threshold $0.00 over by +$1,214.00.
The Below fees were included in the test:
Administration Fee paid by Borrower: $995.00
Processing Fee paid by Borrower: $130.00

Downgraded the exception as SOL has been expired. 04/xx/2024."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents.

																																																																																								Downgraded the exception as SOL has been expired. 04/xx/2024."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			773	Not Applicable
58175070	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,709.90	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$908.90	2.250%	xx	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023 are due in the amount of $1,709.90. The water/sewer taxes for 2023 are delinquent in the amount of $149.03, which is good though dated xx.	According to the latest payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,114.27 which was applied to the due date of 10/xx/2023. The unpaid principal balance is xx. The current P&I is $908.90 and the interest rate is 2.250%.	Collections Comments:The loan is currently performing, and the next due date is 11/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,114.27 which was applied to the due date of 10/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
The employment details are not available.
The Covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Right of Rescission	Field: Loan Documentation Type Loan Value: Streamline Refinance Tape Value: Full Documentation |---| |----| Comment: Loan documentation type is streamline refinance. Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: XX Comment: Original CLTV ratio percent is XX Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: XX Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: XX Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "In VA refinance loans, there should be a waiting period or gap between the 210-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by the borrower is missing from the loan documents. Downgraded the exception as SOL has been expired. 04/xx/2024." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents. Downgraded the exception as SOL has been expired. 04/xx/2024." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents. Downgraded the exception as SOL has been expired. 04/xx/2024."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			600	Not Applicable
43090343	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,045.45	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$576.28	6.625%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	716	42.451%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. All prior year’s taxes have been paid. Borough storm water charges of 2023 have been delinquent in the amount of $94.92 which were good through xx.	As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $836.67 which was applied for the due date of 11/xx/2023. The current P&I is $576.28 and PITI is $836.67. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx.
The appraisal shows the subject as is. However, the photo in the addendum shows that the basement foundation has damage and repairs/improvements are required. Also, foundation walls have a slight settlement. An estimated cost of repair is not available. A comment dated 6/xx/2023 shows foundation repairs are needed. The seller's tape shows the file does not contain evidence of inspection by qualified professionals and documentation of any damages that were repaired. However, no details have been found regarding the completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 42.451% Tape Value: 43.000% |---| -0.549% |----| -0.54900% Comment: DTI Ratio Percent : 42.456% Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: XX Tape Source: Initial Tape Type: Field: Occupancy at Origination (Property Usage Type) Loan Value: Primary Tape Value: Investor Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: XX Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: XX Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The original appraisal report is "as is". However, the tape and the photos in the addendum show that the settlement was observed in the basement foundation of the dwelling, and the certification assessing the potential and extent of the damage from a structural engineer is missing from the loan documents. The estimated cost to cure was not provided. The final CD does not reflect the escrow holdback amount. A Zillow search shows an estimated value of $XX. Current UPB $XX. Elevated for client review."	* Compliance Testing (Lvl 3) "The subject loan is NOO, and the final CD showed proceeds in the amount of xx3 was used for non-mortgage debt. The loan was tested for compliance through CE."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. xx Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, xx Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date 8/xx/2022. Subject loan is refinance case, originated on xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* LE/CD Issue date test Fail (Lvl 3)     "Loan failed initial loan estimate delivery and timing test due to initial loan estimate dated xx"
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the file also lacked a copy of the CD proving the time of total ownership when the borrower obtained the subject property in xx. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.017% exceeds APR threshold of 6.560% over by +0.457%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.046% exceeds APR threshold of 6.560% over by +0.486%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			718	716
45254817	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,068.94	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,671.56	3.990%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	23.935%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installments of city taxes for 2022 have been paid in the amount of $907.98. The annual installments of county taxes for 2023 are due in the amount of $3,160.96. No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,522.76 (PITI) which was applied for the due date of 11/xx/2023. The current P&I is $1,671.56 with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower previously worked at xx.
Covid-19 attestation is available in the loan file, which is located at xx.
CCs do not show damages.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	Field: Borrower DTI Ratio Percent Loan Value: 23.935% Tape Value: 23.000% |---| 0.935% |----| 0.93500% Comment: As per calculation. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: XX Comment: As per calculation. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows UW error related to credit history and non-traditional credit. Final 1003 shows the borrower is a non-permanent resident alien, and a credit report is missing from the loan documents. Elevated for client review."	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject Refer at 23.935%. Tape shows possible misrep over income documentation. Further details not provided. Borrower defect. The subject loan originated on xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. 04/xx/2024."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.517% exceeds APR threshold of 4.410% over by +0.107%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2021 does not reflect Points - Loan Discount Fee. However, FCD dated 09/xx/2021 reflects Points - Loan Discount Fee at $2,629.00. This is an increase in fee of $2,629.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the 1 year SOL is expired.."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.544% exceeds APR threshold of 4.410% over by +0.134%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			728	Not Applicable
96960763	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,946.54	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,247.18	4.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	44.543%	First	Final policy	Not Applicable	Not Applicable	11/xx/2022	x	Not Applicable	4.375%	x	12/xx/2022	Financial Hardship	According to the updated title report dated 11/xx/2023, the subject mortgage was originated onxx. No active judgments or liens have been found. The first and second installments of county taxes for 2022 have been paid in the total amount of $736.54 on xx. The first installments of county taxes for 2023 are due in the amount of $4,946.54. No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $3,673.19 (PITI) which was applied for the due date of 10/xx/2023. The current P&I is $2,187.17 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB reflected as per the payment history is xx.
According to the servicing comment dated 12/xx/2022, the reason for default is illness of principal mortgagor.
As per the final 1003, the borrower has been working at xx.
The modification agreement was made between the lender and borrower on xx
As per the comment dated xx, the subject property was damaged due to hail on xx. The borrower received a claim check in the amount of xx on 07/xx/2023 from xx. No comments have been found regarding the completion of the damages.
Unable to determine the current condition and occupancy of the subject property.
The foreclosure sale date was scheduled on xx. According to the review of latest collection comments the foreclosure was accelerated in the loan. As per servicing comment dated xx, the foreclosure sale was scheduled on xx. However, the foreclosure was put on hold due to loss mitigation. No further details have been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:The foreclosure sale date was scheduled on xx. According to the review of latest collection comments the foreclosure was accelerated in the loan. As per servicing comment dated xx, the foreclosure sale was scheduled on xx. However, the foreclosure was put on hold due to loss mitigation. No further details have been found.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on XX. As per the modified term, the new principal balance is $XX. The borrower promises to pay $2,187.17 monthly with a modified interest rate of 4.375% beginning on XX with a maturity date of XX. The loan has been modified once since origination.	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 44.543% Tape Value: 44.548% |---| -0.005% |----| -0.00500% Comment: As per final 1008 & DU DTI ratio is 44.543%; however, seller tape shows DTI ratio is 44.548%. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: XX Comment: As per final 1008 & DU housing ratio is 33.902%; however, seller tape shows housing ratio is 33.906%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: XX Comment: As per note doc original P&I is $2,247.18; however, seller tape shows original P&I is $2,187.17. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.54%. The tape loan was repurchased due to misrepresentation of income documentation. Further details not provided. BWR defect. The subject loan originated on xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.543% as the borrower’s income is $8,730.00 and total expenses are in the amount of $3,888.62. The loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of 44.54%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			728	Not Applicable
34270511	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	No	Yes	Not Applicable	Second	$0.00	$11,290.83	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,590.81	3.875%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	750	48.566%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property in favor of xx in the amount of xx which originated on xx and recorded on xx with the xx. However, this prior mortgage is not shown in schedule-B of the final title policy as an exception. A recorded copy of release or satisfaction has been found in the updated title report.
No active judgments or liens were found.
The 2nd installment of county taxes for 2023 is due in the total amount of $5,645.41 on xx.
The 1st installment of county taxes for 2023 was paid in the amount of $5,645.42 on xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,860.42 which was applied for the due date of 10/xx/2023. The current monthly P&I is $1,590.81 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,860.42 which was applied for the due date of 10/xx/2023. The current monthly P&I is $1,590.81 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower “xx” has been working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Right of Rescission	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note reflects borrower #1 middle name as xx. Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx.   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower #2 middle name as xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: XX Comment: Seller tape shows CLTV Ratio percent is 79.00% as per the latest LP document is 78.674%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: XX  Tape Value: 2/xx/2022   Variance: -5 (Days)   Variance %:    Comment: Seller tape shows Note date is 2/xx/2022 as per the Note document is 2/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: XX Comment: Seller tape shows LTV Ratio percent is 79.00% as per the latest LP document is 78.674%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final CD reflects purpose of refinance as limited cash-out. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure. The initial closing disclosure was dated xx and electronically signed on xx, which is less than three business days before the consummation date 2/xx/2022."
* Right of Rescission missing or unexecuted (Lvl 3) "The available ROR is hand-dated and hand-signed by the borrower, but it does not reflect the transaction date and expiration date."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.56%. Tape shows undisclosed debt of $1,162 opened prior to closing may push DTI to 60.86%. Further details not provided. BWR defect. The subject loan originated on xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.566% as the borrower’s income is $8,749.00 and total expenses are in the amount of $4,249.07. The loan was underwritten by DU xx, and its recommendation is "Approve/Eligible" with a DTI of 48.57%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			711	650
87840096	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,512.93	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,480.68	3.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	No	796	Not Applicable	43.866%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installments of combined taxes for 2022 have been paid in the amount of $2,512.93. No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,733.37 (PITI) which was applied for the due date of 11/xx/2023. The current P&I is $2,480.68 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history is xx.
Covid-19 attestation is available in the loan file, which is located at xx.
As per the final 1003, the borrower has been working at xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 43.866% Tape Value: 44.000% |---| -0.134% |----| -0.13400% Comment: As per LP, calculated DTI ratio is 43.866%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx Comment: As per LP, calculated housing ratio is 7.094%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 9/xx/2021   Tape Value: 8/xx/2023   Variance: -699 (Days)   Variance %:    Comment: Interest paid through date is 9/xx/2021.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy is 'Secondary'.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject property type is 'Commercial property'. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The tape shows the subject is a condotel. A review of the file shows the subject is a unit at the XX. The subject loan closed with a PIW, and an appraisal report is not available to review commercial amenities in the subject. A Realtor.com search shows the subject condo project appears to be an ideal holiday location, XX. The estimated value is $XX. Current UPB $XX. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Also, tape shows the LHI that we closed this loan as a FHLMC super-conforming with the appraisal waiver. A realtor.com search shows an estimated value of $xx. Current UPB is xx." * Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.86%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of 44%."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			770	Not Applicable
59781051	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,285.36	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,093.52	3.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	766	Not Applicable	43.014%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. There is a prior judgment active in favor of xx in the amount of $xx which was recorded on xx. However, the DOB is inconsistent. Annual combined taxes for 2023 are due on xx in the amount of $6,285.36. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,007.78 which was applied for the due date of 11/xx/2023. The current P&I is $1,093.52 and PITI is $2,007.78. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx.
As per seller’s tape data, the borrower was not employed at the time of closing. Further details not provided.
Covid-19 attestation is located at xx.
As per comment dated 8/xx/2021, the subject property was damaged due to hail. A claim check was received for the amount of xx. However, there is no evidence regarding the completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.014% Tape Value: 43.015% |---| -0.001% |----| -0.00100% Comment: DTI is 43.014%. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Variance %: Comment: Note reflects date as 7/xx/2020. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is approved at 43.02%. Salary income of $4,638.00 is used to qualify for the loan. The tape shows that the borrower was not employed at the time of closing. A revised income from new employment, which is in the amount of $1,300.00, was included in the calculation; this may push the DTI higher. Further details were not provided. Borrower defect. The subject loan originated on xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.014% as the borrower’s income is $4,638.00 and total expenses are in the amount of $1,995.01. The loan was underwritten by DU xx, and its recommendation is "Approve/Eligible" with a DTI of 43.02%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,438.82	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			514	Not Applicable
20438786	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$3,683.70	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$935.69	4.990%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	53.267%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx in the amount of xx which was recorded on xx.
There are four prior credit card judgments found against the borrower in the total amount of $xx in favor of plaintiffs which were recorded on different dates.
There is a prior child support lien against the borrower in favor of xx in the amount of $xx which was recorded on xx.
There is a credit card judgment found against the subject property in favor of xx which was recorded on xx. However, the amount of judgment is not mentioned in the supporting document.
The annual county, school, and city taxes are due in the amount of $3,683.70 on xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,455.39 (PITI) which includes the P&I of $935.69 which was applied for the due date of 10/xx/2023. The current rate of interest is 4.99% and the current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated 10/xx/2023, the subject property is occupied by the owner. CCs do not show any damage.
As per the final 1003 application, the borrower was previously working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 53.267%   Tape Value: 53.483%   Variance: -0.216%   Variance %: -0.21600%   Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 10/xx/2023   Tape Value: 8/xx/2023   Variance: 61 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Initial Loan Estimate Delivery Date Test due to Initial loan estimate dated xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx which is more than 3 business days from initial application date xx. Subject loan is refinance case, originated on xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is unable to be delivered to FNMA under their RefiNow product and does not meet FNMA's net tangible benefit guidelines. Payments must be reduced. Further details not provided."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.26% as the borrower’s income is $3,218.00 and total expenses are in the amount of $1,714.14 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 53.26%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			588	Not Applicable
56071773	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,629.98	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,103.72	6.125%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	627	648	51.117%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx and recorded on xx. There is a junior mortgage that was originated on xx and recorded on xx with the lender xx for the amount of $5,449.00. There is UCC judgment against the borrower in favor of xx recorded on xx. The amount is not available on supporting document. The annual combined taxes for 2022 were paid in the amount of $3,629.98. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,594.95 which was applied to the due date of 10/xx/2023. The unpaid principal balance is xx. The current P&I is $1,103.72 and the interest rate is 6.125%.	Collections Comments:The loan is currently performing, and the next due date is 11/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,594.95 which was applied to the due date of 10/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at x.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 51.117%   Tape Value: 51.121%   Variance: -0.004%   Variance %: -0.00400%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 8/xx/2022   Tape Value: 8/xx/2022   Variance: -1 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents." * Loan does not conform to program guidelines (Lvl 3) "The tape shows loan is repurchased and uninsurable. Unable to resolve the ZFHA invalid edit in FHAC, unable to manual UW and unable to refinance as borrowers no longer qualified." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on 8/xx/2022 and the SOL is 1 year."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.128% exceeds APR threshold of 6.560% over by +0.568%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed FHA QM safe harbor test threshold test due to APR calculated 7.349% exceeds APR threshold of 7.055% exceed by +0.294%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.349% exceeds APR threshold of 6.560% over by +0.789%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* LE/CD Issue date test Fail (Lvl 2)     "Loan failed Initial Loan Estimate Delivery Date Test due to initial loan estimate dated xx delivered on xx which is more than 3 business days from the initial application date xx.

Downgraded the exception as SOL has been expired. 04/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.11% as the borrower’s income is $6,156.00 and total expenses are in the amount of $3,146.77 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 51.11%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			557	653
16348604	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,319.65	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,114.13	3.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	784	778	43.982%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. No active liens and judgments have been found. The annual combined taxes for 2023 are due in the amount of $3,319.65. No prior year’s delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,550.23(PITI) and was applied to the due date of 10/xx/2023. The monthly P&I is $1,114.13, and the interest rate is 3.250%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,550.23(PITI) and was applied to the due date of 10/xx/2023. The monthly P&I is $1,114.13, and the interest rate is 3.250%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Occupancy at Origination (Property Usage Type) Loan Value: Secondary Tape Value: Investor |---| |----| Comment: Seller tape shows Occupancy at origination is Investor, as per the 1003 document is Secondary. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: 4/xx/2021 Tape Value: 4/xx/2021 Variance: -3 (Days) Variance %: Comment: Seller tape shows Note date is 4/xx/2021 as per the Note document is 4/xx/2021. Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, property condition, room count, GLA, basement and finished rooms below grade, and additional amenities. Comp #1, with a sales price of $xx, is closest to the subject property valued at xx. A Zillow search shows an estimated value of $xx. Current UPB $xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. 04/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx reflects points - loan discount fee at $1,280.00. However, the final CD dated xx reflects points - loan discount fee at $1,856.00. This is an increase in the fee of $576.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on 4/xx/2021, and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.982%, the borrower’s income is xx, and total expenses are in the amount of $5,290.98. The loan was underwritten by LP xx, and its recommendation is “Accept” with a DTI of 44%."	* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as XX. The notary's signature date on the deed of trust is XX. Note date is XX."	Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			801	804
36453035	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,235.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$997.76	2.990%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	658	766	44.954%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023 the subject mortgage was originated on xx. There is a prior hospital lien found against the borrower in favor of xx in the amount of $xx which was recorded on . The first installment of county taxes for 2023 is due in the amount of $617.51. No prior year delinquent taxes have been found.	According to the payment history as of 10/xx/2023, the borrower is current with the loan. The last payment was received on 10/xx/2023, which was applied for the due date of 10/xx/2023 and the next due date for payment is 11/xx/2023. The P&I is $997.76 and PITI is $1,154.02. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan. The last payment was received on 10/xx/2023, which was applied for the due date of 10/xx/2023 and the next due date for payment is 11/xx/2023. The P&I is $997.76 and PITI is $1,154.02. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx.
The Covid-19 attestation is available at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value: 44.954% Tape Value: 44.950% |---| 0.004% |----| 0.00400% Comment: NA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: 12/xx/2021   Tape Value: 10/xx/2021   Variance: 61 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 10/xx/2021   Tape Value: 10/xx/2021   Variance: -6 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows estimated value at $xx" * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents." * Right of Rescission missing or unexecuted (Lvl 3) "ROR disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.95%. The tape shows the loan was repurchased as the BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.95% as the borrower’s income is $6,363.00 and total expenses are in the amount of $2,860.41 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 44.95%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			598	693
5780642	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,917.96	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,562.04	2.750%	xx	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	681	653	44.204%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2023 shows that the subject mortgage was originated on xx. No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The first and second installments of county taxes for 2023 are due total in the amount of $2,917.96.	According to the payment history as of 10/xx/2023, the borrower is current with the loan. The last payment was received on 10/xx/2023, which was applied for the due date of 10/xx/2023 and the next due date for payment is 11/xx/2023. The P&I is $1,562.04 and PITI is $2,163.71. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan. The last payment was received on 10/xx/2023, which was applied for the due date of 10/xx/2023 and the next due date for payment is 11/xx/2023. The P&I is $1,562.04 and PITI is $2,163.71. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx.
The loan was originated on 03/xx/2021. The Covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value: 44.204% Tape Value: 44.208% |---| -0.004% |----| -0.00400% Comment: NA. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Comment: NA. Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: 3/xx/2021 Tape Value: 3/xx/2021 Variance: -7 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.20% as the borrower’s income is $6,216.00 and total expenses are in the amount of $2,747.73 and the loan was underwritten by DU XX and its recommendation is Approve/Ineligible with a DTI of 44.20%."	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is uninsurable by the FHA as the original appraisal report dated 10/xx/2020 expired prior to closing on 3/xx/2021. An appraisal update was ordered; however, it was ordered after the original appraisal expired. The appraisal report in the loan file is 120 days old from the closing date. Further details were not provided. A Zillow search shows an estimated value of $xx" * MI, FHA or MIC missing and required (Lvl 3) "FHA MI certificate is missing from the loan documents."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow disclosure is missing from loan documents. Downgraded the exception as SOL has been expired. 04/xx/2024." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents. Downgraded the exception as SOL has been expired. 04/xx/2024." * Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents. Downgraded the exception as SOL has been expired. 04/xx/2024."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			711	688
78182330	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$738.42	$738.41	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$711.22	2.500%	xx	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	686	657	37.693%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. 1st half county taxes of 2023 are past due (under 30-days) on 10/xx/2023 in the amount of $738.42 and good through xx. 2nd half county taxes for 2023 are due on xx in the amount of $738.41.	As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $874.14 which was applied for the due date of 10/xx/2023. The current P&I is $711.22 and PITI is $874.14. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The UPB is xx. As per the final application, the borrower has been working at xx. Covid-19 attestation is located at xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value: 37.693% Tape Value: 37.684% |---| 0.009% |----| 0.00900% Comment: As per 1008 calculated DTI is 37.693%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx Variance: -0.005%   Variance %: -0.00500%   Comment: As per 1008 calculated housing ratio is 12.399%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 5/xx/2021   Tape Value: 8/xx/2023   Variance: -822 (Days)   Variance %:    Comment: Interest paid through date is 5/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Comment: Original CLTV ratio percentage is 75.630%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 4/xx/2021   Tape Value: 4/xx/2021   Variance: -4 (Days)   Variance %:    Comment: Original note document date is 4/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Comment: Calculated standard LTV is xx  Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 5/xx/2051 Tape Value: 6/xx/2051 Variance: -31 (Days) Variance %: Comment: Stated maturity date is 5/xx/2051. Tape Source: Initial Tape Type:	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "In VA refinance loans, there should be a waiting period or gap between the 210-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied." * Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			710	671
8434256	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	No	Not Applicable	First	$0.00	$3,902.87	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,279.33	3.500%	xx	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	653	49.925%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx There is one junior mortgage active against the subject property in favor of xx The first and second installments of county taxes for 2023 are due in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx which was applied for the due date of xx The current xx. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx  the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB reflected as per the payment history is xx
As per the final 1003, both borrowers are self-employed. The borrower has been a real estate agent,xx
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value:xx   Comment: Housing ratio per U/W is xx
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 80.000%   Variance: 1.400%   Variance %: 1.40000%   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 81.400% Tape Value: xx Variance: 1.400% Variance %: 1.40000% Comment: Original standard LTV is xx Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Exceptions Test Failed (Lvl 3) xx xx K.S.A. 9-2201 requires that mortgage lien loans with a closing date on or after xx * MI, FHA or MIC missing and required (Lvl 3) xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) xx" * Qualified Mortgage DTI xx "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income isxx and its recommendation xx."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			744	758
59474476	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,571.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,141.93	2.990%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	719	780	48.331%	First	Final policy	Not Applicable	Not Applicable	Unavailable	x	Unavailable	2.990%	x	Unavailable	Unavailable	As per the review of the updated title report dated xx No active judgments and liens have been found. The annual county taxes for 2023 are due in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount ofxx which was applied for the xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB is xx
As per the collection comment dated xx the loan was modified on xx with the new principal balance of xx and the modified P&I is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated 5/xx/2023,xx
The COVID-19 attestation is located xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This conventional fixed-rate mortgage originated on xx. The current P&I, as per the latest payment history as of xx. As per the collection comment dated 9/xx/2022, the loan was modified on xx with the new principal balance of xx. However, the loan modification document is missing from the loan file.	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Valuexx
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx.   xx
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: 48.337%   Variance: xx    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value xx
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx  Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.004%   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 6/xx/2021   Variance: -3 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx
Field: Original Stated P&I   Loan Value: xx
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows that stability of income is not established as BWR has less than a 2-year history of receiving income. BWR has 1 year on the job as a director franchise with the current employer, 0X30 since inception,xx. Further details not provided. Lender defect. The subject loan originated on xx and the

Downgraded to LVL2 because loan is current and SOL will be expire in the next 6 months."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx"
xx)     "Loan failed ComplianceEase delivery and timing test for Initial Loan Estimate dated xx

xx
xx    "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of $3,239.60 and the loan was underwritten by DU xx	* Settlement date is different from note date (Lvl 1) "xx.	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			769	798
47086635	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,507.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$963.69	2.750%	xx	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	50.924%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 1 xx There is no chain of assignments as the subject mortgage is with the xx No active judgments or liens have been found. The taxes are to follow.	As per the review of payment history as of xx the borrower is current with the loan and the xx. The last payment was received on xx in the amount of xx which was applied for the xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and the next due date is 10/xx/2023. The UPB is xx. As per final 1003, the borrower was previously working at xx. for the period xx. Currently, xx The Covid-19 attestation is available in loan file located at xx. The post-closing details regarding the bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 50.924% Tape Value:xx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Loan Value: Not Applicable Tape Value: Yes Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 20.931% Tape Value: xx. Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: 81.400% Tape Value: xx. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: 81.400% Tape Value:xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) xx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Loan does not conform to program guidelines (Lvl 3)     "xx  Review of the EAD submission report shows that the appraiser is not active. The fraud report does not show appraiser details submitted for evaluation."
* MI, FHA or MIC missing and required (Lvl 3)     xx
* Missing Initial Closing Disclosure (Lvl 3)     xx
* Missing or error on the Rate Lock Document (Lvl 3)     xx
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xx. Further details not provided. Lender defect. The subject loan originated on xx

Downgraded to LVL2 because loan is current and SOL will be expire in the next 6 months."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "This loan failed the Pennsylvania license validation test xx due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.

Downgrade to LVL2, 3 year SOL xx
																																																																																								* Qualified Mortgage DTI exceeds xx "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx The loan was underwritten by DUxx, and its recommendation is "xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			641	Not Applicable
78226966	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,913.52	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$856.29	5.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	6.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	44.146%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx The chain of assignments has been completed. Currently, the assignment is with the xx There is a junior mortgage that was xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for xx No prior year’s delinquent taxes have been found.	According to the tape as of xx the borrower is current with the loan and the xx . The date of the last payment received is not available. The unpaid principal balance is xx	Collections Comments:The loan is currently performing, and the next due date is 12/xx/2023. The date of the last payment received is not available. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed. The borrower has been receiving social security income. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx Field: Original Note Doc Date Loan Value: xx Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* LE/CD Issue date test Fail (Lvl 3) "Loan failed ComplianceEase delivery and timing test for revised CD dated xx * Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan exceeding the interest party contribution (IPC) limit of xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "xx "Loan failed TILA Post-Consummation Revised Closing Disclosure Finance Charge Test. Finance charge disclosed on post CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, xx

Downgraded to LVL2, 1 year SOL has expired"
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report, the subject property is manufactured home. However, the manufactured home rider is located at xx shows the subject property is manufactured home with xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			724	Not Applicable
96804783	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$931.37	2.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	791	791	37.818%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx No active judgments or liens have been found. Annual combined taxes for xx have been exempt.	According to payment history as of xx, the borrower is current with the loan, and the xx The last payment was received on 1xx(PITI) which was applied for the xx with an interest rate of xx The current UPB is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the application, the borrower has been receiving income from social security.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 22 Tape Value: xx Comment: Age of loan is 22. Tape Source: Initial Tape Type: Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx Variance: Variance %: xx Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows that the subject loan does not meet the ATR/QM eligibility requirements set forth in Guide Section xx covered mortgages. The subject loan failed the qualified mortgage lending policy points and fees test due to fees charged of xx exceeding the fee threshold of xx. The lender, in response, reduced the principal balance by xx due to over charging the borrower in total points and fees. However, Freddie Mac does not accept post-correction purchases." * Missing or error on the Rate Lock Document (Lvl 3) "xx * Missing Required Disclosures (Lvl 3) "xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated onxx
* ComplianceEase RESPA Test Failed (Lvl 2)     "The loan failed the xx

Downgraded the exception as SOL has been expired. xx
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final CD as xx calculated finance charge is xx for an under disclosed amount of -$245.00. Reason for finance charge under disclosure is unknown, as the fee itemization is missing. Subject loan is a purchase, originated on xx and the SOL of 1 year has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial LE dated xx"
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged xx
The below fees were included in the test:
Loan Origination Fee paid by borrower: xx
Points - Loan Discount Fee paid by borrower:xx
Underwriting Fee paid by borrower: xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx
The below fees were included in the test:
Loan Origination Fee paid by borrower: xx
Points - Loan Discount Fee paid by borrower: xx
Underwriting Fee paid by borrower:xx

Downgraded the exception as SOL has been expired. 0xx
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed. As per the appraisal report located at “xxendorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show a VIN/Serial Number. The xx		Moderate	Pass	Fail	Fail	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			794	Not Applicable
19005243	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First		$0.00	$7,679.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,564.22	7.625%	xx		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	727	Not Applicable	22.730%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx No active judgments or liens have been found. The annual county taxes for xx are due in xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the xx The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan and the next due date is xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: First Payment Date Loan Value: xx Tape Value: xx Comment: Note reflects 1st payment date as xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: FCD reflects purposr of loan as limited cash out. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx	3: Curable		* The property type does not match the Appraisal Report (Lvl 3) "The appraisal dated xx reflects the subject property as a single-family detached. However, the mortgage notarized onxx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) xx. The tape shows the lender failed to document supporting documents for primary property debt, and rental income on the subject property is not supported by a lease agreement. The revised DTI is xx Lender defect. The subject loan originated on xx Downgraded to LVL xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			737	Not Applicable
5589286	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,483.74	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$939.01	3.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	761	45.798%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx No active judgments or liens were found. The annual combined taxes for xx are due in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on xx in the amount of xx which was applied for the due date of xx The current xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx  the borrower is current with the loan, and the next due date is xx . The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the final application, the borrower has been working at Atlas Total Health as a specialist for xx
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx: Variance %: Comment: Property address is xx. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Property Marketability Issues (Lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of date of sale, location, lot size, property condition, room count, xx additional property amenities and upgrades. Comp #2, with a sales price of xx is closest to the subject property valued at xx	* Qualified Mortgage DTI exceeds xx "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx) and its recommendation is xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			779	754
21221387	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,764.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,440.04	6.125%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	590	649	32.246%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx No active liens and judgments have been found. The combined taxes for 2023 have been paid in the total amount of xx No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx which was applied to the due date of xx The monthly P&I is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan and the next due date is xx The current UPB is xx. The loan has not been modified since origination. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's xx "The subject loan was approved at xx Tape shows the lender xx s. xx and BWR3 have been employed for more than 2 years at their xx. Further details not available. Lender defect. The subject loan originated on xx and the xx	* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents." * Transmittal (1008) is Missing (Lvl 3) "Transmittal (1008) is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents. Downgraded the exception as SOL has been expired. 04/xx/2024."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			571	650
66879937	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,130.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,255.79	4.625%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	42.925%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx No active judgments or liens have been found. The first installment of county taxes for xx was paid on xx The second installment of county taxes for xx is due in the amount o xx	According to the latest payment history as of xx the borrower is current with the loan and the xx. The last payment was received on xx in the amount of xx which was applied to the due date of 9/xx/2023. The unpaid principal balance is xx	Collections Comments:The loan is currently performing, and the next due date is 10/xx/2023. The last payment was received on xx in the amount of xx. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx there is a payment dispute. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Appraisal Fee at xx  reflects Appraisal Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is available; xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx DTI. Tape shows undisclosed debt. Further details not found. xx, and the 3-year SOL is active."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			574	Not Applicable
61311233	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,676.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,634.52	4.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	32.886%	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2021	x	Not Applicable	2.875%	x	11/xx/2021	Financial Hardship	The review of the updated title report dated xx There is one state tax lien found against the subject property in favor xx, which was recorded on xx mortgage. There is one IRS lien found against the subject property in favor of “xx There is one state tax lien found against the subject property in favor of xx There xx borrower in the amount of xx There is one junior mortgage open against the property in the amount ofxx The first combined taxes for xx have been paid in the amount of xx The first combined taxes for xx have been paid in the amount of xx	As per review of the payment history dated xx the loan is performing. The last payment was received in the amount of xx which was applied for the due date xx The next due date is 10/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history xx	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated 9/xx/2023, the loan is performing. The last payment was received in the amount of xx. The next due date is xx Current UPB as of date reflected in the provided payment history is xx
No information has been found regarding the forbearance plan.
Appraisal report reflect is to completion/repairs due to multiple items listed in the improvements section and 1004D is also available at xx is missing from the loan documents. CCs do not show any damage.
Collection comment dated xx. No further information has been found.
As per the seller's tape data, the subject property is owner-occupied.
xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx The new modified rate is xx and borrower promises to pay P&I of $1,139.63 which was begun on XX. The new principal balance is $XX. The interest bearing amount is xx	Appraisal (Incomplete)		3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is subject to completion/repairs due to multiple items listed in the improvements section and 1004D is also available at xx, but soil stabilization and concrete repairs are not completed and the cost to cure is xx Updated 1004D is missing from the loan documents. Final CD also shows an escrow holdback amount of xx * xx. No proof it was released (Lvl 3) "The final CD shows an escrow hold-back in the amount of xx but the loan document contains no evidence of release."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx The tape shows SE income miscalculated. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired." * Property Address on HUD incorrect (Lvl 2) "As per the initial application and initial LE the subject property address is "xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			564	Not Applicable
66619927	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,925.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$682.76	4.375%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	673	42.907%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx There is a prior state tax lien against the borrower in favor of xx The first and second installments of combined taxes for xx The water/sewer taxes are due in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on xxwhich was applied to the due date of xx The unpaid principal balance is xx	Collections Comments:The loan is currently performing, and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,187.87 which was applied to the due date of xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Valuexx: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: xx Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "xx
The following fees were included in the test:
Loan Origination Fee paid by Borrower: xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 05/xx/2022  does not reflect transfer taxes. However, final CD dated xx reflects transfer taxes at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx the SOL is 3 year.

Loan failed charges than in total cannot increase more than xx tolerance test. LE dated xx reflects the recording fee at xx However, CD dated xx reflects the recording fee at xx This is a cumulative increase of xx for charges that in total cannot increase more than xx. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx
The following fees were included in the test:
Loan Origination Fee paid by Borrower: xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows DTI of xx Further details not provided. Lender defect. The subject loan originated on xx Downgraded to LVL2 based on PH."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			683	707
10635525	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,931.83	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,094.74	3.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	723	708	33.882%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx No active judgments/liens have been found in the updated title report against the borrower/subject property. The second installment of county taxes for xx is due in the amount of $ xx No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx the loan is performing. The last payment was received in the amount of xx which was applied for the due date xx. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history i xx	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated 9/xx/2023, the loan is performing. The last payment was received in the amount of xx. The next due date is xx Current UPB as of date reflected in the provided payment history is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The loan was originated on xx
As per the seller's tape data, the subject property is owner-occupied.
xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Closing_Disclosure violations (Lvl 3) "Page 5 of final CD is missing from the loan document." * Loan does not conform to program guidelines (Lvl 3) "xx * Missing or error on the Rate Lock Document (Lvl 3) "xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			776	802
16219852	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Second	$397.38	$3,325.75	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,202.56	3.125%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	39.193%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx There is a prior mortgage against the subject property in the amount of xx The county taxes for x are paid. No prior year’s delinquent taxes have been found.	According to the payment history as ofxx, the borrower is current with the loan and the next due date is xx The last payment was received on xx (PITI) which was applied to the due date of xx The monthly P&I is xx and the interest rate is xx and the deferred amount is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is 10/xx/2023.
The current UPB is xx.
As per the collection comment dated xx. The borrower was approved for 6 months FB plan which was started on xx Later, the plan was extended for 3 months. The FB plan ended on xx The payment deferral agreement in the loan file xx shows that past due payments were deferred till maturity.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx : Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) xx * ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations." * Loan does not conform to program guidelines (Lvl 3) xx * Missing or error on the Rate Lock Document (Lvl 3) xx	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx Calculated finance charge is xx for an under disclosed amount of xx Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xxyears.

Downgraded to LVL2,xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase xxtolerance test.
Initial loan estimate dated 02/xx/2021 does reflect Points - Loan Discount Fee. However, final CD dated xx reflects Points - Loan Discount Fee at xx
Initial loan estimate dated 02/xx/2021 reflects Transfer Taxes at xx However, final CD dated xx reflects Transfer Taxes at xx
This is a cumulative increase in fee of +$3,057.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx

Loan failed charges than in total cannot increase more than 10% tolerance test.
Initial LE dated xx reflects the sum of Section C fees and Recording fee at $1,040.00. However, CD dated xx reflects the sum of Section C and Recording fee at xx This is a cumulative increase of xx for charges that in total cannot increase more thanxx for increase in fee is missing from the loan documents. Subject loan is refinance case, originated onxx

TRID Violation due to decrease in lender credit on Closing Disclosure dated xx reflects lender credit at $1,306.00, however, Final CD dated xx

																																																																																								Downgraded to xx		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			638	Not Applicable
30912441	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,717.73	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$569.90	4.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	36.052%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx No active judgments or liens have been found. The annual installments of school, city, and county taxes for xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on xx (PITI) which was applied for the due date of xx The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB reflected as per the payment history is xx
As per the final 1003, xx
As per the supplemental addendum attached to the appraisal report dated xx. There are several holes in the roof. The cost to cure this issue exceeds the value given to the garage as a whole. The final opinion of value has been revised from xxCCs do not show damages. The seller's tape data reflects the ineligible property, with noxx. No details have been found regarding the completion of the repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "xx but the supplemental and photo addendum show the garage roof has reached the end of its useful life as there are several holes in the roof. The cost to cure this issue exceeds the value given to the garage as a whole. The final opinion of value has been revised from xx to xx Per tape and file, 1004D shows the garage roof is not repaired yet. The final CD does not reflect the escrow holdback. The appraised value of the subject property is xx. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test.
Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Appraisal Re-Inspection Fee. However, CD dated xx reflects Appraisal Re-Inspection Fee at xx This is an increase in fee of xx for charges that cannot increase. Subject loan is a purchase case, originated on xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			646	Not Applicable
41437409	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,276.33	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,515.52	2.500%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	47.101%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx There is a civil judgment found against the prior owner Santa xx The 1st and 2nd installments of combined taxes for xx are due in the total amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current interest rate is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx the subject property was occupied by the owner. No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Right of Rescission Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the prohibited fees test.
The following fees were included in the test:
Closing Protection Letter paid by Borrower: xx
Satisfaction/Partial Release paid by Borrower: xx
Transaction Management Fee paid by Borrower: xx
* Initial Escrow Acct Disclosure missing; loan has escrows xx     "Initial escrow account disclosure is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)
* Right of Rescission missing or unexecuted xx   "
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to initial CD is missing from loan documents. Downgrade to LVL2, 3 year SOL expires in 2024" * Qualified Mortgage DTI exceeds xx "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx recommendation is “approve/eligible” with a DTI xx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			754	Not Applicable
99581769	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,867.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,343.93	3.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	754	711	44.886%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx No active judgments or liens have been found. The county taxes for xx (1st and 2nd installments) are due on xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current rate of interest is xx. The current UPB is xx, and the deferred balance is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
The COVID-19 attestation document is available at xx
As per the collection comment dated 12/xx/2022, the subject property was occupied by the owner. No comment pertaining to the damage to the subject property has been observed.
As per the application, the xx dated 5/xx/2022, the borrower's income was impacted by Covid-19. He was on an FB plan that ran from xx until 1/xx/2023. The borrower was approved for the 11-month deferral plan for the total amount of xx, and the next due date for the payment was xx The deferral xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type: Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx * Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) xx * Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower’s income was xx and total expenses are in the amount of xx and the loan was underwritten by LP xx and its recommendation is Accept with a DTI of xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			707	661
18382306	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$13,785.02	xx	xx	No	Missing Assignments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,356.48	7.500%	xx	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/xx/2023	x	Not Applicable	7.500%	x	10/xx/2023	Financial Hardship	According to the updated title report dated xx There is one junior mortgage active against the subject property in favorxx The notice of trustee sale located xx There is one credit card judgment against the borrower in xx No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx the borrower is current with the loan. The last payment was received on xx in the amount of xx which was applied for the due date of xx. As the loan was modified on xx the next due date rolled from xx	Collections Comments:According to servicing comments, the loan is in foreclosure.
According to payment history tape data as of xx the borrower is current with the loan. As the loan was modified on xx the next due date rolled from 02/xx/2019 to 10/xx/2023. The current UPB reflected as per the payment history tape xx
As per the comment dated 02/xx/2019, the foreclosure was initiated on the loan in 2019, and the complaint was filed oxxThe final judgment was entered on 04/xx/2023. As per the comment dated xx the foreclosure sale scheduled for xx was put on hold for modification.
As per the comment dated xx
As per the comment dated xx the subject property is owner occupied.
As per the comment dated    xx
The modification agreement was made between the lender and borrower on 10/xx/2023.
No post-close bankruptcy record has been found.
Foreclosure Comments xxThe final judgment was entered on xx As per the comment dated xx the foreclosure sale scheduled for  was put on hold for modification.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of xx beginning on xx	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Variance: 15 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: Issaquah   Tape Value: xx    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Postal Code Loan Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final hud-1 along with preliminary hud-1 and itemization are missing from the loan file." * Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan acquired as a conventional whole loan. Further details not provided." * Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at xx that the original note has been misplaced, destroyed, or lost. xx	* Application Missing (Lvl 2) "Final application is missing from loan files." * Final TIL Missing or Not Executed (Lvl 2) "xx * Good Faith Estimate missing or unexecuted (Lvl 2) xx * Missing Appraisal (Lvl 2) xx * Notice of Servicing Transfer missing or unexecuted (Lvl 2) xx * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			650	679
76829962	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Other		$0.00	$2,172.60	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$473.64	6.000%	xx		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	69.423%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx There are two prior mortgages against the subject property. First, it originated on xx which were recorded on different dates and in favor of different plaintiffs. The utility charges for xx are delinquent in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on xx which was applied to the due date of xx The current P&I is xx, and the rate of interest is xx	Collections Comments:The current status of the loan is bankruptcy. According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is xx. The loan has not been modified since origination. No foreclosure activity has been found. No evidence of damage or repair has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:xxThe amended Chapter 13 xx, the debtor pays $xx monthly for xx months.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx---| |----| Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Unavailable Tape Value: 2/xx/2022 Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: xx? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows xx "The initial escrow account disclosure is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted xx "The affiliated business agreement disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			647	Not Applicable
64049415	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,203.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$751.23	5.750%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	68.255%	First	Final policy	Not Applicable	Not Applicable	07/xx/2023	x	Not Applicable	5.750%	x	07/xx/2023	Financial Hardship	According to the updated title report dated xx There is one junior mortgage active against the subject property in favor of xx There are two civil judgments against the borrower in favor of xx The annual installments of school, village, and combined taxes for xx have been paid in the total amount of xx The utility charges for xx are delinquent in the amount of xx	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx. The current xx with an interest rate of xx The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB is xx.
The modification agreement was made between the lender and borrower on xx
As per the comment dated xx the subject property is owner-occupied.
As per the comment dated xx the borrower's income was impacted by xx
As per the comment dated xx the trial plan has been completed. Further details not provided.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of xx beginning on xx with a maturity date of xx The loan has been modified once since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value:xx: Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx Variance: 4 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is xx (Lvl 2) "xx
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: xx
This loan failed the TILA finance charge test.xx FAIL
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx"
* Missing Required State Disclosures (Lvl 2)     xx. The following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. New York Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of xx
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) xx		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			646	736
53126020	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,845.21	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,595.57	4.625%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	50.757%	First	Final policy	Not Applicable	Not Applicable	11/xx/2022	x	x	4.625%	x	11/xx/2022	Financial Hardship	As per the review of the updated title report dated xx
There are three civil judgments found against the borrower in favor of different plaintiffs total in the amount of xx which were recorded on different dates.
There are three prior child support liens found against the borrower in favor of xx which were recorded on different dates.
There are six state tax liens found against the borrower in favor of different plaintiffs’ total in the amount of xx recorded on different dates.
The annual utility charges for xx have been delinquent in the amount of xx
The first and second installments of combined taxes for  xx
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which includes the P&I of xx which was applied for the due date of xx. The current rate of interest is xx and the current UPB is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The current UPB is xx.
The loan was modified on xx
No foreclosure activity has been found.
According to the xx
As per the collection comment dated 10/xx/2021, the borrower was on the FB plan which started on 8/xx/2020. Further details not provided.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. CCs do not show any damage.
As per the final application, the borrower has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx	This modification agreement signed between the borrowerxx shows the new modified unpaid principal balance is xxinterest bearing amount and deferred amount isxx. The borrower agreed to pay the modified monthly xx with a modified interest rate of 4xx and continuing until the new maturity date of xx	Credit Report Hazard Insurance Initial 1003_Application Initial Escrow Acct Disclosure Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Doc Date of Last Modification Loan Value: xx Variance %: Comment: NA Tape Source: Initial Tape Type: Field:xx Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan is uninsured and not endorsed by the originator. Further details were not provided."	* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan failed the state regulation for the first lien prohibited fees test.
The following fees were included in the test:
Borrower's xx
Document Preparation Fee paid by Seller: $400.00
Home Warranty Fee paid by Seller: $692.03
RE COMM paid by Seller: $8,225.00
Re Comm paid by Seller: $8,025.00
Reimbursement of Fedex Fee paid by Seller: $40.00
Seller's Attorney Fee paid by Seller: $2,200.00"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     xx
* DU/GUS/AUS has issues or conditions (Lvl 2)     "AUS report is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     xx
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)    xx
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Valid hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx AUS report is missing from the loan documents. The subject loan was originated on xx
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			583	Not Applicable
59098108	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	Second		$0.00	$5,191.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$860.72	4.750%	xx		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	Not Applicable	45.434%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx There is a prior mortgage against the subject property in favor of xx The annual county taxes for xx were paid on xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 9/xx/2023 and the next due date for payment is xx The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is xx. Unable to determine current occupancy of the subject property. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final loan application, the borrower has been the xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "xx. The tape shows the BWR's income or employment was not documented. Further details not provided. Lender defect. The subject loan originated on xx has been SE since 4 years, xx	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Kansas license validation test due xx that mortgage lien loans with a closing date on or after xx. The office of the xxhas additionally clarified that after this date, lenders are no longer allowed to make mortgage lien loans xx * Missing or error on the Rate Lock Document (Lvl 3) xx	xx "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower’s income is xx and total expenses are in the amount of x The loan was underwritten by LPxx		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			569	Not Applicable
87288305	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,506.22	xx	Unavailable	No	Modification/Short Sale Pending	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,190.10	3.875%	xx	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	2.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	634	Not Applicable	35.104%	First	Final policy	Not Applicable	Not Applicable	04/xx/2023	x	Not Applicable	4.875%	x	06/xx/2023	Financial Hardship	As per review of the updated title report dated xx No active judgments or liens found. Annual combined taxes for xx are due on xx The utility charges for xx are delinquent in the amount of xx As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of xx the borrower is current with the loan, and the next due date for payment is xx. The last payment was received on xx in the amount of xx which applied for xx The current P&I is xx with an interest rate of xx The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing.
According to thexx
As per the review of the updated payment history as of xx the borrower is current with the loan, and the next due date for payment is 11/xx/2023. The UPB as of the date mentioned in the updated payment history is xx
As per the comment dated xx the foreclosure was initiated in xx with the loan. The complaint was filed on xx The judgment hearing was completed on xx and the judgment was entered on xx The re-projected sale was scheduled for xx The foreclosure was placed on file due to bankruptcy on xx and the bankruptcy was dismissed on xx/xx/2023. As per the comment dated, the re-projected step sale was scheduled for xx/2023. As per the comment dated xx, the foreclosure was placed on hold due to loss mitigation, and the foreclosure was dismissed. The loan has been reinstated.
As per the final loan application, the borrower has been working at xx. as a medical assistant for 2 years.
As per the comment dated 9/xx/2022, the borrower’s income was impacted by Covid-19.
As per the comment dated 1/xx/2023, the reason for default is curtailment of income.
The subject property is owner occupied
The subject property is located at xx
Foreclosure Comments:As per the comment dated xx the foreclosure was initiated in xx. The judgment hearing was completed on xx and the judgment was entered on xx The re-projected sale was scheduled for xx The foreclosure was placed on file due to bankruptcy on xx and the bankruptcy was dismissed on xx As per the comment dated, the re-projected step sale was scheduled for xx As per the comment dated xx, the foreclosure was placed on hold due to loss mitigation, and the foreclosure was dismissed. The loan has been reinstated.
																																																																																	Bankruptcy Commentsxx. The plan was not confirmed. The POC was filed on xx, the POC amount is xx and the arrearage amount is xx As per schedule D under voluntary petition, the amount of claim without deducting the value of collateral is xx and the value of collateral supporting the claim is xx, therefore, the unsecured claim is in the amount of $xx The case was discharged on xx and terminated onxx	Loan modification agreement was made between the borrower and lender on xx. The new modified rate is xx and borrower promises to pay the P&I of xx which began on xx The new principal balance is xx	Hazard Insurance Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: xx Tape Value: xx| |----| Comment: Tape Source: Initial Tape Type: Field: Borrower Last Name Loan Value: xx Tape Value: xx: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing Initial 1003_Application (Lvl 2) "Initial 1003 is missing from loan documents." * Missing or error on the Rate Lock Document (Lvl 2) "xx * Missing proof of hazard insurance (Lvl 2) "Hazard insurance is missing from loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			579	Not Applicable
35387988	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,120.36	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$851.65	5.990%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	734	Not Applicable	46.733%	First	Commitment	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx No active judgments or liens have been found. The annual county taxes for xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount o xx (PITI) which was applied to the due date of xx The monthly P&I is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan and the next due date is xx The current UPB is xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	This conventional fixed rate mortgage originated on xx with a xx, a rate of interest of xx and a maturity date of xx The current P&I, as per latest payment history as of xxand rate of interest is xx There is a reduction in P&I and interest rates with respect to note data. However, the modification agreement is missing from the loan file.	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value:xx Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape xx cannot be considered a domestic partner. Total available assets as per xx. Further details not provided." * Missing or error on the Rate Lock Document (Lvl 3) "xx * Missing Required Disclosures (Lvl 3) xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows rental income for departure not fully documented and including full PITIA of REO. The revised DTI is xx Lender defect; further details not provided. Subject loan originated on xx and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
																																																																																								* Qualified Mortgage DTI exceeds xx "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xxpg#443) and its recommendation is "xxof xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			740	Not Applicable
8717460	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First		$0.00	$10,018.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,628.03	2.125%	xx		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	804	Not Applicable	38.100%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx No active judgments or liens have been found. The annual county taxes for xx have been paid. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx which was applied to the due date of xx The monthly P&I is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 1 xx The loan has not been modified since origination. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per final loan application, the borrower xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value:xx Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Does xx Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* Closing_Disclosure violations (Lvl 3) "xx * Loan program disclosure missing or unexecuted (Lvl 3) "Loan program disclosure is missing from the loan documents." * Missing xx as required by guidelines (Lvl 3) "xx * Missing or error on the Rate Lock Document (Lvl 3) "xx is missing from the loan documents." * Transmittal (1008) is Missing (Lvl 3) xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.10%. Tape shows SE income miscalculation as the lender used only xx P&L to calculate income, and using the 2020 tax return, the revised income of xx. BWR has 6.8 years of SE, 0X30 since inception, xxequity in the subject. Further details not provided. Lender defect. The subject loan originated on xx		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			796	Not Applicable
83985291	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,411.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,560.86	2.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	798	814	48.312%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx No active judgments or liens have been found. The annual combined taxes for xx were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current P&I is xx	Collections Comments:The loan is currently performing, and the next due date is 11/xx/2023. The last payment was received on xx in the amount of xx which was applied for the due date of xx The current UPB reflected as per the payment history is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Does xx? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xxand annual payments (debt service) are xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subjectxx loan was approved at xx The tape shows rent loss was incorrectly calculated; a xx factor was not used. Using the rent schedule, rent loss increased from xx, which may push DTI to xx. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has been SE for more than 6 years, xx since inception, and xx equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			808	776
37182313	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,077.94	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,626.38	2.875%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	739	747	41.042%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx There are 2 credit card judgments against the borrower in favor of “xx The second installment of xx county taxes is due on xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx which was applied to the due date of xx The monthly P&I is xx and the interest rate is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is xx The loan has not been modified since origination. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final application, borrower Gina Hong is receiving rental income. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Valuexx. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Does xx? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows and estimate value at xx" * Missing or error on the Rate Lock Document (Lvl 3) xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx The tape shows the lender considered rental income from a commercial REO without 12 months of bank statements verifying the mortgage payments made by the business. The revised DTI is xx Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR qualified using rental income, xx since inception, and xx equity in the subject. Downgraded to LVL2 because loan is current and SOL expires in 2024." * Cash out purchase (Lvl 2) "xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			801	776
80004664	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,157.87	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,098.37	5.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	714	Not Applicable	48.994%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx
No active liens and judgments have been found.
There are multiple prior credit card and civil judgments in the total amount of xx
The first and second installments of county taxes are due in the amount of xx
No prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx. The current P&I is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final loan application, the borrower has been the owner of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value xx Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per appraisal current value is not applicable; however, seller tape shows current value is xx   Tape Source: Initial   Tape Type:
Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: As per appraisal current value date is not applicable; however, seller tape shows current value date is xx Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx The tape shows an undisclosed installment debt with a monthly payment of $908. Also, the monthly payment for the revolving account was miscalculated using 1% of the balance instead of 5%. The revised DTI is xx. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has been SE for xx since inception, and $xx equity in the subject."
																																																																																								* Qualified Mortgage DTI exceedsxx "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower's income is $6,666.93 and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is “xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52561153	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,733.07	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,658.19	5.490%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	776	Not Applicable	44.936%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx No active judgments or liens found. The 1st and 2nd installments of county taxes for xx are due in the total amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current monthly P&I is xx. The current UPB reflected as per the payment history isxx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on 10/xx/2023 in the amount of $3,658.19 which was applied for the due date of xx with an interest rate of xx The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by investor.
No comments have been found stating the borrower’s income was impacted by Covid-19.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: N/A Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		xx "Net operating income is xx and annual payments are xx which is less than 1.00." * Missing proof of hazard insurance (Lvl 3) "xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved as NOO and the subject was approved at xx The tape shows SE income miscalculations and unsourced large deposits, which may push DTI to 61%. Lender defect. The subject loan originated on xx and the 3-year SOL is active. Downgraded to LVL 2 because occupancy is investment and ATR Exempt." * Title holder is not an individual (Lvl 2) "As per the final title policy, subject property is vested in the name of “ xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			790	Not Applicable
13229473	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$4,673.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,022.75	5.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	766	49.672%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx No active judgments or liens found. The first installment of county taxes for xx. The second installment of county taxes for xx As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of xx the borrower is current with the loan, and the next due date for payment is xx. The last payment was received on xx in the amount of xx which applied for xx The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing. As per the review of the updated payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date for payment is xx No foreclosure activity has been found. No bankruptcy-related details have been found. As per the final application, the xx As per tape data, the subject property is owner-occupied. As per servicing comment dated xx Further details were not provided. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx Tape shows SE and rental income miscalculation as the lender used only a 1-year tax return instead of the required 2-years. The resulting DTI is xx has 5 years SE, 0X30 since inception,xxsubject. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx does not reflect Appraisal Re-Inspection Fee. However, final CD dated 11/xx/2022 reflects Appraisal Re-Inspection Fee at xx This is an increase in fee of xx or charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase, originated on 11/xx/2022 and the 1 year SOL is expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan Fails GSE (Fannie Mae public guidelines)   xx Fees threshold  y xx
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx

Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged xx0 Fees threshold xx Over By xx
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx

Downgraded the exception as SOL has been expired.xx
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) xx threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			742	Unavailable
18546857	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,519.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,206.06	5.750%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	45.423%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx xx. No active judgments or liens have been found. The county taxes forxx (1st and 2nd installments) are due in the total amount xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx, which was applied for the due date of xx with an interest rate of xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB is xx.
As per final 1003, the borrower previously worked at xx
As per the comment dated 03/xx/2023, the subject property is impacted by the disaster. CCs do not show damages.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: n/a Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 2/xx/2023   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Does Lender xx ?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Marked is as missing and exception raised   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Per loan documents, loan type is FHA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: The subject property address is correct per note. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx DTI. Tape shows qualifying income used by the lender is not supported and is unstable due to BWR changing jobs more than four times in the last two years. The revised average income of xx pushes the DTI to 65%. Lender defect. The subject loan originated on xx and the 3-year xx 0X30 since inception, and $XX equity in the subject."	* MI, FHA or MIC missing and required (Lvl 3) xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Rebuttable Presumption - defined by loan findings (Lvl 3) xx The below fees were included in the test: Administration Fee paid by Borrower xx Mortgage Broker Fee (Indirect) xx Points - Loan Discount Fee paid by Borrower: xx	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed FHA QM Safe Harbor threshold test due to APR calculated xx threshold of 8.526% Over By -1.856%. HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx Initial LE dated xx reflects Lender Credit at xx however initial CD dated 03/xx/2023 reflects Lender Credit at $0.00. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan originated on xx and the 3 year SOL is active.

Downgraded the exception as SOL has been expired. xx
* GSE Points and Fees Test Violations (Lvl 2)     "xx
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect)xx
Points - Loan Discount Fee paid by Borrower: xx

Loan fails Qualified mortgage lending policy points and fees test due to Fees charged xx
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired.xx		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			700	Not Applicable
51590005	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,379.90	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,602.77	5.875%	xx		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	778	761	49.181%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx No active judgments/liens have been found in the updated title report against the borrower/subject property. The first installment of county taxes for xx is paid in the amount of xx The second installment of county taxes for xx is due in the amount of xx No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx the loan is performing. The last payment was received in the amount ofxxwhich was applied for the due date xxThe next due date is 11/xx/2023. Current UPB as of date reflected in the provided payment history isxxand current interest rate as per payment history is xx	Collections Comments:Currently, the loan is performing. As per review of the payment history dated 10/xx/2023, the loan is performing. The last payment was received in the amount of xx. The next due date is xx Current UPB as of date reflected in the provided payment history is xx No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per the xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject NOO loan was approved at xx The tape shows rental income miscalculation as BWR had other property for sale, which may push DTI to xx Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has been SE for 5 years, xx since inception, and xx equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			744	697
77985067	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$1,071.72	$2,584.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,345.25	6.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	645	48.933%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx No active judgments/liens have been found in the updated title report against the borrower/subject property. The first installment of city taxes for xx is delinquent in the amount of xx	As per review of the payment history datedxx, the loan is performing. The last payment was received in the amount of xx which was applied for the due datexx. The next due date is 10/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is xx	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated 10/xx/2023, the loan is performing. The last payment was received in the amount of xx. The next due date is 10/xx/2023. Current UPB as of date reflected in the provided payment history is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per final xx. Currently, the borrower joined xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at xx The tape shows that stability of income was not established as BWR2 does not have a 2-year work history of income; BWR2 was a student until xx and the loan originated on xx excluding income, the revised DTI xx	* ComplianceEase Risk Indicator is "xx "Loan failed ComplianceEase delivery and timing test for revised CD dated xx The revised closing disclosure receipt date is provided xx and the revised closing disclosure receipt date is after the consummation date xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			654	741
21139631	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,181.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,078.59	6.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	790	762	49.106%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx No active judgments or liens were found. The annual combined taxes for xx is due in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx. The last payment was received on 10/xx/2023 in the amount of xx (PITI) which was applied for the due date of 1 xx with an interest rate of xx	Collections Comments:The current status of the loan is performing. According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx
xx, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulations for the late fees test due to fees charged ofxx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing proof of hazard insurance (Lvl 3) xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx The tape shows that the subject loan was repurchased from Freddie Mac due to a missing source of xx in large deposits. However, as per AUS, the BWR had xx in excess available assets. Also, the lender failed to document two-year tax returns for BWRs SE income. The revised DTI is xx Further details were not found. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has been SE for 5 years, xx since inception, and xx equity in the subject.

Downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects appraisal fee at $590.00. However, CD dated 10/xx/2022 reflects appraisal fee at $600.00. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds xx) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is “approve/eligible” with a DTI of xx		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			799	724
75773698	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$716.70	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,689.13	6.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	48.971%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx No active judgments/liens have been found in the updated title report against the borrower/subject property. The first installment of county taxes for xx is paid in the amount of xx The second installment of county taxes for xx No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx the loan is performing. The last payment was received in the amount of xx applied for the due date xx The next due date is xx Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is xx	Collections Comments:Currently, the loan is performing. As per review of the payment history dated xx the loan is performing. The last payment was received in the amount of xx. The next due date is xx Current UPB as of date reflected in the provided payment history is xx No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. xx The details on foreclosure and bankruptcy are not provided. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx The tape showsxx repurchased the loan due to a miscalculation of rental loss for REO property. The recalculated net loss increase from xx job as a XX worker xx	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to decrease in lender credit on closing disclosure dated xx The initial LE dated 9/xx/2022 reflects lender credit at xx However, the initial CD dated xx does not reflect lender credit. This is a decrease of xx for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase, originated on 10/xx/2022, and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income was xx and total expenses are in the amount of xx and the loan was underwritten xx and its recommendation is “xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			802	Not Applicable
29366724	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,343.00	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,204.09	4.625%	xx	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	52.329%	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2020	x	Not Applicable	3.375%	x	12/xx/2020	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx According to the updated title report dated xx there are two prior state tax liens against the borrower in the amount of xx The 1st and 2nd installments of county taxes for xx are due in the total amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as ofxx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount ofxx which was applied for the due date of 09/xx/2023. The current monthly P&I is xx with an interest rate of xx	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx
As per the servicing comment dated 11/xx/2022, the reason for default is excessive obligation.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under Chapter 07 xx
As per servicing comment dated xx forbearance plan and was extended serval times, most recently fromxx
No information has been found related to damage or repairs.
As per servicing comment dated xx the subject property is owner occupied.
As per servicing comment dated xx the borrower’s income has been impacted due to Covid-19 pandemic and the forbearance plan to begin from xx to 05/xx/2023.
xx
																																																																																	Bankruptcy Comments:According to th xx the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is xx. The date of last filing bankruptcy was xx No more evidence is available regarding current bankruptcy status.	This modification agreement signed between the borrower xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of xx and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: Na Tape Source: Initial Tape Type: Field: Original Stated Rate Loan Value: xx Tape Value: 3.37500% Variance: xx Variance %: xx Comment: Note reflects rate as xx Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx: Variance %: Comment: Note xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx The loan was underwritten by DU xxpage#129) and its recommendation is "xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2131	Not Applicable
90537773	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First		$0.00	$8,187.03	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,298.51	5.625%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	786	775	47.789%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx No active judgments or liens have been found. The combined taxes for 2023 are due in the amount of xx The utility charges were delinquent in the amount of xx	According to the payment history as of xx, the borrower is current with the loan. The next due date is xx The last payment was received on 10/xx/2023 in the amount of xx with an interest rate of xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan. The next due date is xx The current UPB is xx. No bankruptcy or foreclosure evidence has been found. As per the collection comment dated xx the RFD is the marital difficulties of the borrower. As per the final application, previously, the borrower worked at the xx as a xxfrom xxCurrently, the borrower has been receiving income from xx. As per the collection comment dated xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Does xx? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx The tape shows that the rental income used by the lender is not supported as the tenant, i.e., xx. Lender defect. The subject loan originated on xx and the 3-year SOL is active.xx	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			795	667
40453375	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,884.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,790.91	6.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	777	774	50.382%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for xx are due in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of xx which was applied to the due date of 10/xx/2023. The unpaid principal balance is xx and the interest rate isxx	Collections Comments:The loan is currently performing, and the next due date is xx The last payment was received on xx in the amount of xxwhich was applied to the due date of 10/xx/2023. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx the subject property is impacted by disaster. No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Valuexx Tape Value: Rxx Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: Sxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value:xx :    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at xx Tape shows the loan was repurchased due to a miscalculation of the borrowers’ income. xx years of tax returns, BWR2 salary income was not supported and BWR3 SSI was grossed up by the lender without supporting tax returns. The revised DTI is xx		* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID total of payments test due to the total of payments is xx The disclosed total of payments of xx is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of xx is not sufficient to cure the inaccuracy. Downgraded the exception as SOL has been expired. xx		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			783	779
50758241	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,383.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,372.51	6.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	48.802%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender xx as nominee for x x for the amount of xx
No active liens or xx have been found against the borrower or subject property.
The first installment of town taxes for xx was paid in the amount of xx
The xx taxes are due in the amount of xx
No prior year’s xx taxes have been found.
According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx The current P&I is xx and the interest rate is xx

Collections Comments:The loan is currently performing, and the next due date is xx The last payment was received on 9/xx/2023 in the amount of $1,657.28 which was applied to the due date of xx The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx” as a xx for 48 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender xress Street Loan Valuexx Tape Valuexx Variance: Variance %: Comment: Note reflects borrower address as x x2. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx The tape shows BWR is a contract traveling nurse, and the qualifying income used by the lender is not supported by YTD earnings. The revised income of $3,255.95 pushes the DTI to xx Lender defect. The subject loan originated on xx and the 3-year SOL is active. xx has two months at the present job, FICO x 0X30 since inception, and xx equity in the subject.

Downgraded to LVL2 based on PH."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. However, the final CD dated xx reflects cash to in the amount of xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx does not reflect points - loan discount fee. However, the final CD dated xx reflects points - loan discount fee at xx The loan estimate dated xx does not reflect the condo certification fee. However, the final CD dated xx reflects the condo cert fee at xx This is a cumulative increase in the fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
TRID Violation due to decrease in lender credit on closing disclosure dated xx The initial LE dated xx reflects lender credit at xx However, the final CD dated xx does not reflect lender credit. This is a decrease of xx for the fee, which has a xx tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.802% as the borrower’s income is xx and total expenses are in the amount of xx The loan was underwritten by DU xx and its recommendation is “Approve/Eligible" with a DTI of xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32559026	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$3,763.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,419.69	5.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	733	Not Applicable	49.753%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with as xx There is an HOA lien against the subject property in favor of “xx”, which was recorded on xx in the amount of xx The annual installments of county taxes for 2022 have been paid in the total amount of xx on xx The annual installments of county taxes for 2022 are due in the total amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
As per final xx the borrower previously worked at xx" from the period xx to xx Currently, the borrower has been working as a manager at xxor 1.7 years.
The tape shows an ineligible condo project. As per the cost estimator, RC is xx and the policy covered only xx Either revise the cost estimator or provide an explanation for the difference. The appraisal report dated xx and CCs do not show damages. Elevated for client review.
As per the comment dated xx the subject property has been impacted by the disaster. CCs do not show damages.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value xx Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value date xx NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L xxI? No. NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value: xx Variance: Variance %: Comment: As per the note, xx and tax report, the property street address is xx. However, the tape reflects the street address as xx”. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows an ineligible condo project. The project no longer has CPM approval as of XX(after closing). Insurance coverage does not meet xx requirements and does not have a full replacement cost. As per the cost estimator, RC is $XX, and the policy covered only $XX. Zillow search shows the estimated value at $XX. Current UPB is $XX. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails QM lending policy points and fees test due to fees charged xx Exceeds fees threshold of xx Over by xx The below fees were included in the test: Mortgage Broker Fee (Indirect) xx Points - Loan Discount Fee paid by Borrower: xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."	* GSE Points and Fees Test Violations (Lvl 2) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged xx x Fees threshold of xx Over by xx
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx

Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by xx
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			736	Not Applicable
96729756	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,606.70	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$733.44	3.875%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	42.602%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”. No active judgments or liens have been found. The annual county taxes for are due in the amount of xx on xx The annual county taxes for were paid in the amount of xx on xx No prior xx delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of xx The monthly P&I is xx and the interest rate is xx The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan and the next due date is xx The current UPB is xx The loan has not been modified since origination. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final application, the borrower xxhas been the owner of “xx since xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xxTape Value:xx   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property City Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is affixed. The MH rider is attached to the mortgage. However, the VIN/Serial# is not mentioned in the legal of the subject mortgage and the XX endorsement is not attached to the policy. An appraisal report shows the type of subject property as a manufactured home. The affixation affidavit available in the loan file located at (XX) shows that the home is permanently affixed to the land and the VIN# is XX. However, the title policy shows an exception for the same affixation affidavit in Schedule B."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx The tape shows an undisclosed auto loan opened with Unico Bank for monthly debt of xx which resulted in a revised DTI of xx Borrower defect. The subject loan originated on xx and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			790	Not Applicable
50513179	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,117.24	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$703.54	3.990%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	644	733	60.197%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”. No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx
As per comment dated xx the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final 1003, the borrower was previously working atxx. for the period xx to xx Currently, the borrower joined xx on xx as a laborer.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note reflects borrower middle name axx. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower First name xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower last name as xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L xx MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the revised closing disclosure delivery date test (no waiting period required) due to the revised closing disclosure x Revised CD xx was dated xx and electronically signed on xx which is less than three business days before the consummation date of xx
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan-failed charges that cannot increase the 0% tolerance test.  The loan estimate dated x x points - loan discount fee at xx However, the final CD dated xx reflects the points-loan discount fee at xx The loan estimate dated xx reflects the transfer taxes fee at xx However, the final CD dated xx reflects a transfer tax fee of xx This is a cumulative increase in the fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows undisclosed auto debt of xx opened prior to closing, and correcting monthly taxes to xx for the subject may push DTI to xx Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx The borrower’s income was xx and total expenses were in the amount of xx The loan was underwritten by DU (xxand its recommendation is “Approve/Eligible with a DTI of xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			575	642
329037	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,581.36	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,515.93	4.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	785	789	50.235%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xxx the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for xx are due in the amount of xx The annual city taxes for xx are due in the amount of xx The water/sewer taxes are due in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx The current P&I is xx and the interest rate is xx	Collections Comments:The loan is currently performing, and the next due date is xx The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working atxxas a project manager for xx months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details not provided. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows MGIC offering a reprice to investment property for x to remain in force, cost to cure xx Further details not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 50%. The tape shows the borrowers' income and PITIA for subject were miscalculated, which may push the DTI to xx BWR has 25.50 years on the job as a receiving clerk warehouse and BWR2 has xx years on job as project manager, 0X30 since inception and FICO xx Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID total of payments test due to the total of payments is xx The disclosed total of payments of xx is not considered accurate because it is understated by more than xx and the provided reimbursement amount of xx is not sufficient to cure the inaccuracy.

Downgraded the exception as SOL has been expired. xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflect Points - Loan Discount Fee at xx However, CD dated xx reflects Points - Loan Discount Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds xx 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrowers’ income is xx and total expenses are in the amount of xx The loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of 50%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			791	818
37707904	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,850.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,518.56	5.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	729	676	43.310%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023 were paid in the amount of xx The first and second installments of county taxes for 2022 xx were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx The current P&I is xx and the interest rate is xx	Collections Comments:The loan is currently performing, and the next due date is xx The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx the subject property is impacted by disaster. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a driver for 26 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Subject property is located in a xx). (Lvl 3) "As per the comment dated xx the subject property is impacted by disaster. CCs do not show damage."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx The tape shows that the lender omitted multiple debts from DTI without supporting documentation. The revised DTI is xx Also, secondary SE income stability was not established using two-year tax returns, and excluding income, the DTI further increases to xx Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has x x 1.5 years at the 1st and 2nd jobs, respectively, as a drafter, FICO xx 0X30 since inception, and xx equity in the subject.

Downgraded to LVL2 based on PH."
																																																																																								* Qualified Mortgage DTI exceeds xx "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrowers’ income is xx and total expenses are in the amount of xx The loan was underwritten by LPxx and its recommendation is xx with a DTI of xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			664	677
21714643	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,414.05	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,360.67	5.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	772	Not Applicable	46.741%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with the lender, xx which was recorded on xx No active judgments or liens have been found. The first installment of x-x county taxes is due on xx in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of xx The monthly P&I is xx and the interest rate is xx The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan and the next due date is xx The current UPB is xx The loan has not been modified since origination. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final 1003, the borrower has been working at xx as a compliance specialist for 2.4 years. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows the lender missed to include child support payments of $xx in total debts, and the revised DTI is xx BWR has 6 years on the job as a compliance specialist, 0X30 since inception, FICO 772, and $xx equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx reflects the mortgage broker fee at xx However, the final CD dated xx reflects a mortgage broker fee of xx This is an increase in the fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceedsxx) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx The loan was underwritten by DU (xx, and its recommendation is xx with a DTI of xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			700	Not Applicable
52934436	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,652.80	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,458.17	5.375%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	757	43.432%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx which recorded on xx with instrument#xxin the amount of xx in favor of xx There is one active property right dispute lien found against the subject property in the favor of “xx” which was recorded on xx The supportive document does not reflect the lien amount. The first installment of county taxes for xx is paid in the amount of xx on xx The second installment of county taxes for 2022 is due in the amount of xx on xx No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx the loan is performing. The last payment was received in the amount of xx on xx which was applied for the due date xx The next due date is xx Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is xx	Collections Comments:The current status of the loan is performing.
As per review of the payment history dated xx the loan is performing. The last payment was received in the amount of xx on xx The next due date is xx Current UPB as of date reflected in the provided payment history is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at xx" as a xx for 250 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at DTI xx The tape shows that asset depletion is not an acceptable source of income for cash-out transactions. BWR2 qualified with pension income, i.e., xx, from a mutual fund account that did not meet the eligibility requirements; excluding the income pushes the DTI over xx Lender defect. The subject loan originated on xx and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
																																																																																								* Qualified Mortgage DTI exceedsxx) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrowers' income is xx and total expenses are in the amount of xx and the loan was underwritten by LPxxnd its recommendation is “Accept” with a DTI of xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			722	769
38401470	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,727.35	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,229.18	5.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	49.201%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the latest updated title report dated xx the subject mortgage was originated on xx in the amount of xx inxx which was recorded on xx There is one UCC judgment found against the subject property inxxC which was recorded on xx The first and second installments county taxes for 2023 are due on xx and xx in the total amount of xx No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which includes the P&I of xx which was applied for the due date of xx The current rate of interest is xx and the current UPB is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. As per the collection comment dated xx the xxil was received on xx CCs do not show any damage.
As per the final 1003, the borrower worked at Thales from xx to xx However, the borrower's position is not given. Currently, the borrower has been working at xx as a software engineering manager for two months

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower first name is xx Tape Source: Initial Tape Type: Field: Borrower Last Name Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Borrower last name is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx The tape shows that continuity of the bonus income could not be determined, and excluding bonus income resulted in a DTI of xx Lender defect. The subject loan was originated on xxx and the 3-year SOL is active. BWR has 2 months as a software engineering manager, FICO 744, 0X30 since inception, and xx equity in the subject.

Downgraded to LVL2 based on PH."
																																																																																								* Qualified Mortgage DTI exceeds xx "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrowers' income is xx and total expenses are in the amount of xx AUS from the time of closing is missing from the loan documents. Post-closure AUS is available at xx) and its risk recommendation is "approve/eligible" at xx DTI."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			637	Not Applicable
19490456	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,340.68	5.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	48.974%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with xx and it was recorded on xx No active judgments or liens found. Tax to follow. As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of xx the borrower is current with the loan, and the next due date for payment is xx The last payment was received on xx in the amount of xx which applied for xx The current P&I is xx with an interest rate of xx The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx the borrower is current with the loan, and the next due date for payment is xx The UPB as of the date mentioned in the updated payment history is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx as a xx for 15.3 years.
Information regarding the property ownership and condition is not available in the latest servicing comments.
As per the collection comment dated xx the subject property was damaged on xx due to flooding and water and the total loss amount was xx However, the claim was filed with the insurance company. As per the comment dated xx the borrower received a check in the amount of xx However, no comments have been found regarding repair completion.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 39.45%. The tape shows rental income was miscalculated and use of OT income was not verified and DTI is 60%. Lender defect. Subject loan originated on XX, and the 3-year SOL is active."	* Loan does not conform to program guidelines (Lvl 3) "The tape also shows xx short of assets to complete the transaction. The final CD reflects cash to close IAO of xx and the LP shows total verified assets of xx satisfying the cash to close requirement." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx Initial LE dated xx reflects Lender Credit at xx However, CD dated xx reflects Lender Credit at xx This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee and Administration Fee. However, CD dated xx reflects Points - Loan Discount Fee at xx Administration Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Appraisal Fee at xx However, CD dated xx reflects Appraisal Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year.

Downgraded the exception as SOL has been expired. xx
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds Fees threshold of xx over by xx
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) x
Points - Loan Discount Fee paid by Borrower: xx

Loan fails Qualified Mortgage Lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by xx
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$11,145.63	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			646	Not Applicable
47850262	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,489.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,012.41	5.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	708	782	49.824%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xxx which recorded on xx with x x in the amount of xx in favor of MERS as nominee forx The first installment of combined taxes for 2023 is paid in the amount of xx on xx The second installment of combined taxes for xx is due in the total amount of xx on xx No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx the loan is performing. The last payment was received in the amount of xx on x x was applied for the due date xx The next due date is xx Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is xx	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated xx the loan is performing. The last payment was received in the amount of xx on xx The next due date is xx Current UPB as of date reflected in the provided payment history is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at xx" as a x x for 57 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx The tape shows a repurchased loan due to an income miscalculation, as YTD earnings do not support the BWR2 monthly earnings considered by the lender. The recalculated income of xx pushes the DTI to xx Lender defect. The subject loan originated on xx and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LPx xx and its recommendation is Accept with a DTI of xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			726	813
35284230	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,749.55	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,873.10	6.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	750	791	34.902%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of x
There are two permits issued against the subject property. The first is for an electrical with xx and the second is for a solar with xx
There is a prior notice of commencement against the subject property for the roof-xx solar system which was recorded on xx However, the cost of improvement is not mentioned in the supporting document.
The annual county taxes for x are due in the amount of xx on x
The annual county taxes for x were paid in the amount of xx on xx
No prior year’s delinquent taxes have been found.

According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which includes the P&I of xx which was applied for the due date of xx The current rate of interest is xx and the current UPB is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. As per the collection comment dated xx the disaster impact mail was received on xx The appraisal report reflects 'as is'. However, the photo addendum shows the subject carpet as damaged and the estimated cost to cure is not available in the loan documents. CCs do not show any damage.
As per the final application, the borrower has been working at “xx as a manager since xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report reflects 'as is'. However, the photo addendum shows the subject carpet damage and the estimated cost to cure is not available in the loan documents. The updated 1004D is missing from the loan documents and the final CD does not reflect the escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx The subject loan was repurchased due to a SE income miscalculation and a missing rent agreement for REO property. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR's have SE for more than 10 years, FICO xx 0x30 since inception, and xx equity in the subject. Downgraded to LVL2 based on PH."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			742	757
62212213	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,219.33	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,810.28	6.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	44.905%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded x xx in the amount of xx in favor of xx No active liens and judgments have been found. The first and second installments of county taxes for x are due on xx and xx total in amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which includes the P&I of xx which was applied for the due date of xx The current rate of interest is xx and the current UPB is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. As per the collection comment dated xx the disaster impact mail has been received. CCs do not show any damage.
As per the final application, the borrower is self-employed. He has been the owner of "xx." for 55 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: The borrower's first name is xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The borrower's xx is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but is NOO as BWR kept prior residence as primary. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows rental income misrepresentation for departure REO as BWR kept prior as primary, and the lender omitted auto debts of xx from the DTI calculation without supporting documentation. The revised DTI is xx Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase. However, the final CD reflects 'cash to' in the amount of xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx calculated finance charge is xx for an under disclosed amount of -xx Reason for finance charge under disclosure is unknown. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Appraisal Re-Inspection Fee. However, CD dated xx reflects Appraisal Re-Inspection Fee at xx This is an increase in fee of xx for charges that cannot increase. Subject loan is a purchase, originated on xx and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds xx) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx and its recommendation is 'Approve/Eligible' with a DTI of xx		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			750	Not Applicable
81999196	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,711.72	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,361.05	6.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	50.367%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of x x No active judgments or liens were found. The county taxes for 2022 were paid in the total amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PI) which was applied for the due date of xx The current monthly P&I is xx and the interest rate is xx The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB is xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the loan application, the borrower "xx" has been working at “xx” as a president since xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 50.00%. The tape shows FHLMC repurchased the loan as the borrower's rental income was miscalculated due to the property being sold; therefore, rental income cannot be considered. The revised DTI is excessive. Lender defect. The subject loan was originated on XX, and the 3-year SOL is active."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by xx The following fees were included in the test: Mortgage Broker Fee (Indirect) xx Points - Loan Discount Fee paid by Borrower: xx
																																																																																							* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by xx The following fees were included in the test: Mortgage Broker Fee (Indirect) xx Points - Loan Discount Fee paid by Borrower: xx			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			786	Not Applicable
64640150	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,609.59	6.625%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%			Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	49.907%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of x as x. No active judgments and liens have been found. The taxes are to follow.	As per the review of payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current P&I is xx and PITI is xx The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and the next due date is xx The UPB is xx As per the application, the borrower worked at Calson Corporation as a laborer from xx to xx Currently, the borrower has been working at xxc. as a foreman for 5 months. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Valuexx|---| |----| Comment: Borrower last name isxx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.90%. Tape shows rental income miscalculation for departure REO as file did not contain 2 months rent receipts or rent schedule. The rent schedule obtained post-closing did not support rental income used for qualifying. Revised DTI is 69%. Further details not provided. Lender defect. The subject loan originated on XX, and the 3-year SOL is active."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by xx The below fees were included in the test: Mortgage Broker Fee (Indirect) xx Points - Loan Discount Fee paid by Borrower: xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* GSE Points and Fees Test Violations (Lvl 2) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by xx The below fees were included in the test: Mortgage Broker Fee (Indirect) xx Points - Loan Discount Fee paid by Borrower: xx Downgraded the exception as SOL has been expired. xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			787	Not Applicable
33417645	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$2,189.15	$8,675.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,364.69	6.990%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	46.569%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx No active judgments or liens have been found. The first, second and third installments of combined taxes for 2023 have been paid in the total amount of xx The first and second installments of combined taxes for 2024 are due in the total amount of xx The x combined taxes for 2023 is past due in the total amount of xx which is good through xx	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
As per the final 1003, the borrower is self-employed. The borrower has been a partner at xx" for 5 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Property Address Street Loan Valuexx Tape Value: xx Variance: Variance %: Comment: Property xx Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than xx (Lvl 3) "Net operating income is xx annual payments are xx and their debt service cover ratio (DSCR) is xx which is less than xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at xx Tape shows SE income and rental income for REO property was miscalculated. Revised DTI is xx BWR has 5 years of SE, 0X30 since inception, FICO xx and xx equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. Downgraded the exception as this is investment loan and investment loans are exempts from xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			774	Not Applicable
10775102	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,421.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,072.85	7.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	48.778%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx which recorded on xx with x x in the amount of xx inxx No active judgments/liens have been found in the updated title report against the x property. The combined annual taxes for 2023 have been paid in the amount of xx on xx No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx the loan is performing. The last payment was received in the amount of xx on xx which was applied for the due date xx The next due date is xx Current UPB as of date reflected in the provided payment history is xx x current interest rate as per payment history is xx	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated xx the loan is performing. The last payment was received in the amount of xx on xx The next due date is xx Current UPB as of date reflected in the provided payment history is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at "xx" as a "xx for 69 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by xx The following fees were included in the test: Commitment Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx Tape shows a miscalculation of monthly property tax payments. The DTI is xx BWR has 5 years on the job as a service technician, xx 802 and 0X30 since inception. Lender defect. The subject loan originated on xx and the 3-year ATR SOL is active."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by xx  The following fees were included in the test: Commitment Fee paid by Borrower: $995.00 Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			802	Not Applicable
39379851	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$17,604.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,769.96	3.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	732	Not Applicable	34.734%	First	Final policy	Not Applicable	Not Applicable	Unavailable	x	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender MERS asxx s for the amount of xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of combined taxes for xx were paid in the amount of xx The first and second installments of school taxes for xx were paid in the amount of xx The first and second installments of school taxes for 2023 are due in the amount of xx No prior x delinquent taxes have been found.	According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx and the deferred amount is xx The current P&I is xx	Collections Comments:The loan is currently performing, and the next due date is xx The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx The loan has been modified. The foreclosure was not initiated. The borrower did not file for bankruptcy. As per the comment dated xx the borrower’s income was impacted by xxB plans ran and were extended several times from xx to xx As per the comment dated xx the subject property is owner-occupied. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx.” as an SVP for 240 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx an interest rate of xx and a maturity date of xx According to the payment history as of xx the current P&I is xx However, there is a difference in P&I with respect to note data. As per the comment dated xx the loan was modified on xx with the modified UPB in the amount of xx The modification agreement is missing from the loan file.	Affiliated Business Disclosure Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value:xx  Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report dated XX is subject to the plans and specs provided. Updated 1004D is missing from the loan documents. The final CD reflects the escrow holdback in the amount of XX. Tape shows the reno escrow balance of $XX, 86% completed. refers to recovery. 4/xx/23 S&D Active: work to be completed 06/2023: Reno Escrow $XX."
* Loan has escrow holdback. No proof it was released (Lvl 4)     "Final CD dated XX reflects an escrow holdback in the amount of $XX. However, proof for the release of the escrow holdback is missing from the loan documents."
* LTV or CLTV exceeds 104% (Lvl 4) "Collateral value used for underwriting: $XX amount of secondary lien(s): $XX loan amount: $XX LTV/CLTV = 117.112%."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the homestyle with recourse required to be repurchased upon loan becoming 4-full monthly payments past due; xx is currently due for xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Permit Fees at xx However, CD dated xx reflects Permit Fees at xx This is an increase in fee of xx for charges that cannot increase. Subject loan is a purchase, originated on xx and the SOL is 1-year."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			600	Not Applicable
98773987	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,501.10	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,668.70	3.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	710	713	46.830%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated x x and recorded on xx in the amount of xx withx x. No active judgments or liens have been found. The first installment of county taxes for 2023 has been paid in the amount of xx The second installment of county taxes for x is due in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx and the deferred balance is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The current UPB reflected as per the payment history is xx and the deferred balance is xx
As per the final 1003, the borrower is self-employed. The borrower has been the owner ofxxfor 2.8 years. The co-borrower has been self-employed. The co-borrower has been the broker at "xx" for 3 years.
As per the comment dated xx a deferral claim was filed in the amount of xx on xx
As per the comment dated xx the borrower's income is impacted by Covid-x As per the comment dated xx the borrower was approved for a Covid-19 payment deferral with an effective date of xx and the deferral amount is xx The servicer provided FB plans, which ran and were extended several times from xx to xx
As per the comment dated xx the subject property is owner occupied and the borrower intends to keep the property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Tape Value: xxVariance: Variance %: Comment: Property Addrexx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 46.83%. Tape is showing FNMA repurchase; borrowers student loan payments were not properly documented and consolidated into one payment of $489.47 with a revised DTI of 51.55%. Lender defect. The subject loan originated on XX, and the 3-year SOL is active. BWR has been SE since 3 years, FICO 710, and $XX equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xxand its recommendation is “approve/eligible” with a DTI of xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			725	772
66405964	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$3,805.14	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,206.91	3.750%	xx	xx	xx	VA	Fixed	Refinance	Unavailable	Unavailable	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	667	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	07/xx/2021	x	Not Applicable	3.625%	x	09/xx/2021	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage originated on xxx and was recorded on xx in the amount of xx in favor of xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The second installment of county taxes xx 2022 is due in the amount of xx	According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The final 1003 document is missing from the loan file. Hence, unable to determine the borrower’s employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx” filed for bankruptcy under Chapter 13 with case number xx The POC was filed by the creditor “xx on xx for the secured claim amount of xx and the amount of arrears is xx The amended modified chapter 13 plan was filed on xx and confirmed on xx As per voluntary petition schedule D, the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is xx However, the borrower was discharged on xx and terminated on xx	The loan was modified on xx with new principal balance of xx The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of xx beginning from xx to the new maturity date of xx	Affiliated Business Disclosure Final Truth in Lending Discl. Good Faith Estimate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xxVariance: Variance %: Comment: xx Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows USBC does not have the loan collateral. Elevated for client review."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "VA Guaranty certificate is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. Zillow search shows an estimated value at xx Current UPB xx
* Missing Initial 1003_Application (Lvl 2)     "Missing Initial 1003 application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Provider List is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			698	Not Applicable
39952685	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$1,131.84	$15,546.55	xx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,451.22	4.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	764	49.731%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with x as nominee for xx
There ixxpen against the borrower in favor oxxwhich was recorded on xx However, the amount of lien is not mention in the supportive document.
The first installment of combined taxes for 2023 was paid off in the amount of xx on xx
The second installment of combined taxes for 2023 is delinquent in the amount of xx which was good through xx
First installment of school taxes for 2023 was paid off in the amount of xx on xx
Second installment of school taxes for 2023 was paid off in the amount of xx x xx
Annual village taxes for 2023 are paid off in the amount of xx on xx	As per the review of the updated payment history as of xx the borrower is current with the loan, and the next due date for payment is xx The last payment was received on xx in the amount of xx which applied for xx The current P&I is xx with an interest rate of xx The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx the borrower is current with the loan, and the next due date for payment is xx The UPB as of the date mentioned in the updated payment history is xx
As per comment dated xx the foreclosure was initiated in 2022. However, the loan was reinstated and the FC action has been closed. Further details not provided.
No bankruptcy-related details have been found.
As per comment dated xx borrower’s income was impacted by covid-19.
As per the final loan application, the borrower has been wxx., as an aesthetics for 15.1 years.
As per servicing comment dated xx the borrower was disputing for mortgage payment.
As per comment dated xx the subject property is occupied by owner.
Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:As per comment dated xx the foreclosure was initiated inxx. However, the loan was reinstated and the FC action has been closed. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing or error on the Rate Lock	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report in the loan file is “as is”. However, the subject photo addendum shows damaged tiling in the kitchen, a damaged ceiling in the kitchen, and missing roof shingles; however, no leakage was noted, which does not reflect the cost of repairs. However, updated 1004D is missing from the loan documents. Final CD does not reflect the escrow holdback."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx The tape shows the co-borrower's income documentation was missing due to an income miscalculation; when including all corrections, the revised DTI is xx Lender defect. The subject loan was originated on xx and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by xx The following fees were included in the test: Mortgage Broker Fee (Indirect) xx Points - Loan Discount Fee paid by Borrower: xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect points - loan discount fee. However, CD dated xx reflects points - loan discount fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the 1-year SOL is expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by xx The following fees were included in the test: Mortgage Broker Fee (Indirect) xx Points - Loan Discount Fee paid by Borrower: xx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrowers income is xx and total expenses are in the amount of xx and the loan was underwritten by LP xx and its recommendation is “accept” with a DTI of xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			557	683
49870384	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$12,169.00	xx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,396.57	4.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	685	712	43.951%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx withxx
There is a HOA lien against the subject property in favor of xx, which was recorded on xx in the amount of xx
There are two x x statements against the borrower in favor of x x which were recorded on xx and xx The amount of the lien is not mentioned on the supporting document.
The first and second installments of county taxes for xx are due in the amount of xx
The first installment of other taxes for 2023 is due in the amount of xx
The second installment of other taxes for 2022 is due in the amount of xx
No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
As per the final application, the borrower has been working xx” as a xx. Unable to confirm the current employment details of the co-borrower from the final application and collection comments.
As per the comment dated xx the foreclosure was initiated on the loan in xx As per the comment dated xx the first legal document was uploaded on xx As per the comment dated xx the sale is scheduled for xx As per the comment dated xx the foreclosure was closed as the loan was reinstated. Further details not provided.
As per the comment dated xx the borrower's income was impacted by Covid-19. The servicer provided FB plans, which ran and were extended several times from xx to xx
As per the comment dated xx the subject property is owner-occupied.
As per the comment dated xx the subject property is impacted by the disaster. CCs do not show damages.
As per the comment dated xx a credit dispute has been notified. Further details not provided.
As per the comment dated xx the servicer provided a 3-month trial plan, which will begin from xx to xx with a monthly amount of xx As per the comment dated xx the trial plan has been completed.
As per the comment dated xx the servicer provided a modification with an effective date of xx and a new amortized UPB of x with a P&I of xx and an interest rate of xx which will begin on xx for 480 terms. However, as per the comment dated xx the modification was denied as the executed documents weren't received on time.
According to the xx the borrowerxx” filed for bankruptcy under Chapter 13 with the xx on xx The BK was dismissed on xx and terminated on xx
Foreclosure Comments:As per the comment dated xx the foreclosure was initiated on the loan inxx. As per the comment dated xx the first legal document was uploaded on xx As per the comment dated xx the sale is scheduled for xx As per the comment dated xx the foreclosure was closed as the loan was reinstated. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrowerxx” filed for bankruptcy under Chapter 13 with thexxon xx. The BK was dismissed on xx and terminated on xx	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Does xx? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to decrease in lender credit on closing disclosure dated xx The initial LE dated xx reflects lender credit at xx However, the final CD dated xx reflects lender credit at xx This is a decrease of xx for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx The loan was underwritten by DUxx and its recommendation is “Approve/Eligible” with a DTI of xx		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			645	682
81262750	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,368.53	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,381.06	4.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	622	Not Applicable	36.136%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx the subject mortgage was originated on xx with the lender xx xxof xx which was recorded on xx No active judgments or liens have been found. The first and second installments county taxes for 2023 are due in the amount of xx	As per the review of payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of $1852.81 which was applied for the due date of xx The current P&I is xx and PITI is xx The UPB is xx x	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and the next due date is xx The UPB is xx
As per final application, the borrower has been working at xx. as an administrative manager for 7.6 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per document located at xx, the property has a fire loss. The details regarding the loss amount and date are not available. The details regarding the completion of repairs are not available. CCs do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Property Address Street Loan Value:xx Tape Value: xx Variance: Variance %: Comment: xx. Tape Source: Initial Tape Type:	3: Curable	* Loan program disclosure missing or unexecuted (Lvl 3) "The tape shows subject loan repurchased and condo project ineligible due to litigation with HOA." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * The final 1008 is missing (Lvl 3) "Transmittal summary reflects no appraisal. However, the final CD shows the appraisal fee charged by the lender and the final transmittal summary report is missing from the loan document."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflect Points - Loan Discount Fee at xx However, CD dated xx reflects Points - Loan Discount Fee at xx is an increase in fee off $ xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is purchase case, originated on xx and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			566	Not Applicable
33866569	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,899.85	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,413.39	4.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	770	703	40.880%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The first and second installments of combined/other xx taxes for 2023 are due in the amount of xx	According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx
As per comment dated xx the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per initial application, the borrower has been working at xx as an architect for 124 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing proof of hazard insurance (Lvl 3) "Valid Hazard Insurance Policy is missing. Loan funded on xx However, final CD reflects escrow for hazard insurance."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx The tape shows the rental income qualified using 2020 tax returns is not supported by 2020 tax transcripts and two-month rent receipts. The revised DTI is xx BWR has 10 years on the job and xx since inception. FICO 703. Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated xx does not reflect Points - Loan Discount Fee. However, final CD dated xx reflects  Points - Loan Discount Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																								TRID Violation due to decrease in lender credit on Initial LE dated xx reflects Lender credits at xx However, final CD dated xx reflects Lender credits at $0.00. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			794	702
11147550	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,289.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$641.66	4.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	39.377%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xxx and recorded on xx in the amount of xx in favor of “xx No active liens and judgments have been found. The annual combined taxes for xx were paid in the amount of xx on xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx The current P&I is xx with an interest rate of xx The current UPB is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the application, the borrower has been working atxxSales as a salesman for 63 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Property Address Street Loan Valuexx Tape Value: xx Variance: Variance %: Comment: Property adxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx exceeds fees threshold of xx over by xx The below fees were included in the test: Mortgage Broker Fee (Indirect) xx Points - Loan Discount Fee paid by Borrower: xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx The tape shows that the lender miscalculated SE income using a 1-year tax return. The recalculated income using 2-year tax returns is xx which increases the DTI to xx Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has been SE for more than 5 years, FICO x xx since inception, and $xx equity in the subject.

Downgraded to LVL2 based on PH."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by xx
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. 04/xx/2024."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			734	Not Applicable
37947902	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,464.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,209.22	4.990%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	39.447%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx There is a xx lien against the borrower xxwhich was recorded on xx The second installment of county taxes for 2023 is due in the amount of xx on xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of xx The monthly P&I is xx and the interest rate is xx The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx
The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final loan application, the borrower “xx” was previously working at xx for the period xx to xx Later, the borrower started working at xx” on xx as a truck manager.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Not Applicable Tape Source: Initial Tape Type: Field: Property Address Street Loan Value:xx Tape Value:xx Variance: Variance %: Comment: Property address is xxape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the seller tape shows occupancy misrepresentation. BWR lives in XX, works in XX, and the subject is in XX. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 3) "The subject loan was approved at xx Tape shows income and asset misrepresentation. BWR has xx years on the job as truck driver, 0X30 since incx5. Further details not provided. xx defect. The subject loan originated on xx and the 3-year SOL is active." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD reflects cash to the borrower at xx * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to decrease in lender credit on initial CD dated xx reflects lender credits at xx However, final CD dated xx reflects lender credits at xx This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase, originated on xx and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			716	Not Applicable
74985445	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	No	Not Applicable	First	$0.00	$2,221.87	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,980.57	5.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	48.909%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx No active judgments or liens have been found. Annual county taxes for 2023 are due on xx in the amount of xx No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current P&I is xx and PITI is xx The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The UPB is xx
As per the final application, borrower worked at Mountain America Credit Union for the period xx to xx Later, the borrower worked at xx for the period xx to xx Currently, the borrower has been working xx. as a general manager for 2 months.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street ixx Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan file." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows undisclosed auto debt of xx opened prior to closing may push DTI to 56.63%. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. However, the final CD dated xx reflects cash to in the amount of xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects points - loan discount fee at xx However, CD dated xx reflects points - loan discount fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.909%, as the borrower’s income is xx and total expenses are in the amount of $2,734.03 and the loan was underwritten by DU xx) and its recommendation is “approve/eligible” with a DTI of xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			806	Not Applicable
4531154	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,825.93	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,268.30	7.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	48.876%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERxx There is no chain of assignment. Currently, the loan is with xxC. However, it should be with xx. No active judgments or liens have been found. The annual installments of county and combined taxes for x have been paid in the total amount of xx No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current P&I is xx and PITI is xx The UPB is xx	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx the borrower is current with the loan and the next due date is xx The UPB is xx
As per the final 1003, the borrower is self-employed. He has been the owner of xx for 13.3 years. Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Age of Loan Loan Value: 11 Tape Value: xx |---| -2 |----| -xx Comment: Age oxx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx and annual payments are xx The debt service cover ratio (DSCR) is xx which is less than xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at xx Tape shows BWR has 2 other NOOs without 12 months rental history and undisclosed auto debts, which pushes the DTI to 67%. File shows loan was suspended but then funded. BWR has 13 yrs SE as owner of xx and has been 0X30 since inception. Revised FICO is 686. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. Downgraded to LVL 2 because occupancy is investment and ATR Exempt."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			689	Not Applicable
73528514	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,796.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$680.49	4.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	49.075%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx” No active liens and judgments have been found against the borrower and subject property. The annual school taxes for 2023 have been paid in the amount of x on xx The annual city taxes for 2023 have been paid in the amount of xx on xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of xx The current P&I x x and the rate of interest is xx The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan and the next due date is xx The current UPB is xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final loan application, the borrower was previously working at xx for the period xx to xx Later, the borrower started working at xx on xx as a xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows an income miscalculation as the lender did not use average income. BWR has xx years on the job as a delivery agent, 0X30 since inception, FICO x and $11k equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date xx is less than 3 business days before the consummation date xx of the transaction.

Downgraded the exception as SOL has been expired. xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at xx However, CD dated xx reflects Points - Loan Discount Fee at xxss This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and 1-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower’s income was xx and total expenses are in the amount of xx and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			759	Not Applicable
30724881	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,963.22	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,159.85	5.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	726	Not Applicable	35.370%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current P&I is xx and PITI is xx The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is xx The UPB is xx
As per final application, the borrower has been working at xx  as a service for 11.10 years.
The appraisal report dated xx in the loan file is xx Is". However, the photo addendum as well as the tape show that the front porch right side appears to have water xx andxx walls need painting. An estimated cost of repair is not available. CC does not show any damage.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: Seller tape shows DTI Ratio percent is xx as per the latest 1008 document is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Seller tape shows Housing Ratio percent is xx as per the latest x x is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Seller tape shows Note date is xx as per the Note document is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: xx Family Tape Value: Single Family Variance: Variance %: Comment: xxe is single, as per the appraisal document is 2 family. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report dated XX in the loan file is "as is". However, the photo addendum as well as the tape show that the front porch right side has material water damage, and bedroom Unit 1 walls need painting. The appraisal report does not reflect the cost to cure the damage. Updated/Completion 1004-D report is missing from the loan documents. Also, the final CD does not reflect any holdback."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at xx Tape shows rental income miscalculation based on agency requirements. The subject loan should have been closed as an FNMA loan; however, it was closed as an FHLMC loan, and when the lender tried resubmitting the loan to FNMA, the loan was falling short in reserves. BWR has 12 years on the job, xx since inception, FICO xx and $81k equity in the subject. Review of the loan file shows lender established ATR."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			770	Not Applicable
38873712	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,799.21	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,370.50	3.375%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	665	Not Applicable	41.670%	First	Short Form Policy	Not Applicable	Not Applicable	06/xx/2023	x	Not Applicable	3.375%	x	07/xx/2023	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx as nominee forxx No active judgments or liens have been found. The annual installments of county taxes for 2022 have been paid in the total amount of xx on xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx x which was applied for the due date of xx The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
As per the final application, the borrower has been working at xx” as a xx since xx
Covid-19 attestation is available in the loan file, which is located at xx xx
The modification agreement was made between the lender and borrower on xx
As per the comment dated 01/xx/2023, the subject property is owner-occupied, and the borrower intends to keep the subject property.
As per the comment dated 12/xx/2022, the reason for default is "other".
As per the comment dated xx the servicer offered a two-month deferment, which is due for xx xx
No foreclosure activity has been x
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate xx xx beginning on xx with a maturity date of xx The loan has been modified once since origination.	Appraisal (Incomplete) Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: Borrower DTI ratio percent xx xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L Require MI? No NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Original Note Doc Date xx as per note - 10/xx/2021   Tape Source: Initial   Tape Type: x
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows subject valued at xx Current UPB is xx
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is xx (Lvl 3)     "Loan failed the revised closing disclosure delivery date test (no waiting period required) as the revised closing disclosure receipt date (10/xx/2021) is after the consummation date xx of the transaction."
* Missing Initial 1003_Application (Lvl 3) "Initial 1003 is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.24%. Tape shows the lender missed to include garnished child support payments in total debts. BWR has 24 years on the job as director of fleet and facilities, FICxx

Downgraded to LVL2 because loan is current and SOL will be expire in the next 6 months."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Credit Report Fee at xx However, CD dated xx reflects Credit Report Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot decrease 0% tolerance test. Initial CD dated xx reflect Non-Specific Lender Credit fee at xx However, Final CD dated xx reflects Non-Specific Lender Credit fee at xx This is decrease in fee of xx for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. Initial LE dated xx does not reflect the Recording fee. However, CD dated 10/xx/2021 reflects the Recording fee at xx This is a cumulative increase of $30.00 for charges that in total cannot increase more than 10% test. Valid COC for the decrease in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx and the 3-year SOL is active.

																																																																																								Downgrade to LVL2, 3 year SOL expires in xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			667	Not Applicable
38681703	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,944.05	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$351.62	5.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	630	Not Applicable	39.085%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on x in the amount of xx in favor of xx There is an active junior mortgage against the subject property in favor of “xx” in the amount of xx originated on xx and recorded on xx No active judgments or liens were found. The water/sewer charges for xx have been delinquent total in the amount of xx which are payable through x	According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is $351.62 and PITI is xx The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at “xx” as an automotive mechanic for 82 months.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: Note date is xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject property is not saleable as the borrower has been married for 25 years and never got divorced. However, they are staying separately with no formal agreement. Further details were not provided." * LTV or CLTV exceeds 104% (Lvl 3) "Collateral value used for underwriting is xx Amount of secondary lien is xx Loan amount is xx LTV is xx and CLTV is xx Current UPB is xx	* Cash out purchase (Lvl 2) "The subject loan is purchase case. However, the final CD dated xx reflects cash to in the amount of x		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			721	Not Applicable
90828771	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$821.19	6.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	47.667%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor ofxx No active judgments or liens were found. The tax details are not available.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx The current P&I is xx with an interest rate of xx The current UPB is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the final application, the borrower was previously working at “xxo” from 08/xx/2017 to 05/xx/2022 as an assistant store manager. Later, the borrower started working at xxn 05/xx/2022 as an associate manager.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: As per LP, calculated DTI is xx Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per LP, calculated housing ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Original note date is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Family Tape Value: Single Family Variance: Variance %: Comment: Subject property type is '2 x	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48%. Tape shows the loan was repurchased due to an income miscalculation. BWR has 1 year on the current job as associate manager, 0X30 since inception, FICO 709, and $XX equity in the subject. Further details not provided. Lender defect. The subject loan originated on XX, and the 3-year SOL is active."
																																																																																						* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Closing_Disclosure violations (Lvl 3) "As per document tracker located at xx -xx" revised CD dated 03/xx/2023 is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the revised closing disclosure delivery date test due to revised CD dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is after from the consummation date xx Downgraded the exception as SOL has been expired. xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			720	Not Applicable
38889974	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,488.85	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$687.76	3.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	38.948%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current P&I is xx and PITI is xx The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The UPB is xx
As per final application, the borrower has been working at xx of the xx as auto sales for 5 years.
Appraisal report reflects 'as is'. However, photo xx section shows rotted trim around some windows and doors. Estimated cost to cure is xx CC does not show any damage.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Original Balance (or Line Amount) Loan Value: xx Tape Value: xx |---| $-xx |----| -xx Comment: Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -x x Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report reflect 'as is'. However, photo xx section shows rotted trim around some windows and doors. Estimated cost to cure is xx Updated xx is missing in the loan file and final CD does not reflect escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows income miscalculation and assets are not properly documented. Review of the LP reflects total verified assets of xx and satisfied the cash to close requirement of xx BWR has 5 years on the job in auto sales, xx since inception, and a FICO of xx Review of loan file and history shows lender established ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2212	Not Applicable
4916237	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,616.38	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$592.41	3.375%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	Yes	711	Not Applicable	33.789%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx No active judgments or liens have been found. The annual installments of combined taxes for 2022 have been paid in the amount of xx The annual installments of combined taxes for 2023 are due in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
As per the final 1003, the borrower previously worked at “xx as a supervisor for the period xx to xx Currently, the borrower has been working at x x as a CFO for 2 months.
Covid-19 attestation is available in the loan file, which is located at xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: xxp Tape Value: xxVariance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject is a unit at the XX has xx amenities including but not limited to reservation desk, multiple XX. A xx search shows an estimated value of xx The current UPB isxx												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			668	Not Applicable
1838933	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,366.52	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,586.33	3.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	710	802	38.017%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx withxx No active judgments or liens have been found. The annual installments of county taxes for 2022 have been paid in the amount of xx The annual installments of county taxes for 2023 are due in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
As per the final 1003, the borrower has been working at "xx" as an assistant store xx public for 3.7 years. The co-borrower has been working at x x" as a registered nurse for 7 years.
Covid-19 attestation is available in the loan file, which is located at xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xxComment: Age Of Loan : xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: DTI Ratio : xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value : N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: x  x Variance: xx   Variance %: xx   Comment: HTI Ratio xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value:xxVariance: Variance %: Comment: Property Address : xx Tape Source: Initial Tape Type:	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS/DU report prior to closing is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows lender miscalculated other debts, which may push DTI to 50%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has been on the job as an RN for 7 years, xx FICO and has been 0X30 since inception."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflect Credit Report Fee at xx However, CD dated xx reflects Credit Report Fee at $36.30. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is purchase case, originated on xxx and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			521	Not Applicable
19400128	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,221.09	2.990%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	789	780	40.884%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on x and recorded on xx in the amount of xx x No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount x xx (PITI) which was applied for the due date of 10/xx/2023. The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
Covid-19 attestation is available in the loan file, which is located at xx
As per the final 1003, the borrower has been working atxxas a drive for 35.7 years. The co-borrower has been working ax xx.” as an administrator and bookkeeper for 5.1 years.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: x xx---| -xx Comment: Age of loan is x Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per 1008 calculated DTI is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per xx calculated housing ratio is xx   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Interest paid through date is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: Original note date is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxape Valuexx Variance: Variance %: Comment: Property street address is x x Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Property Marketability Issues (Lvl 3) "Tape shows marketability has not been established for the subject property, and the appraisal is insufficient. Review of the appraisal report shows the subject is a tri-level home. The studio appears to be permitted. These features are relatively uncommon for the area (xx). xx search shows the subject valued at xx Current UPB xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			791	Not Applicable
63605794	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,376.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,083.26	5.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	20.448%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, xx. No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and the PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan, and the next due date is xx The UPB is xx As per the final application, the borrower has been working at the xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: Age of loan 6 in audit 5. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 20.448%   Tape Value: 20.440%   Variance: 0.008%   Variance %: 0.00800%   Comment: Borrower DTI ratio percent 20.440% In audit 20.448%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value xx Na   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Housing ratio per U/W xx in audit 19.926%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 5/xx/2023   Tape Value: 10/xx/2023   Variance: -153 (Days)   Variance %:    Comment: Interest paid through date 10/xx/2023 as per note 5/xx/2023.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows FTHB courses not completed prior to closing. Further details were not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			749	Not Applicable
96938031	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,752.44	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,806.90	6.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	783	Not Applicable	49.532%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, xx No active judgments or liens have been found. Annual combined taxes for 2023 are due on 1/xx/2024 in the amount of $xx No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx, the borrower is current with the loan, and next due date is xx. The last payment was received on xx in the amount of xx, which was applied for the due date of xx. The current P&I is xx, and the PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan, and the next due date is xx The UPB is xx As per the final application, the borrower has been working at xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 10 Tape Value: 12 |---| -2 |----| -16.66666% Comment: Seller tape shows Age of the loan 12, as per the Note document is 10. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: 49.530%   Variance: xx   Variance %: xx   Comment: Seller tape shows DTI Ratio percent is 49.530% as per the latest document is 49.532%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: 0.008%   Variance %: 0.00800%   Comment: Seller tape shows Housing Ratio percent is xx as per the latest 1008 document is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 11/xx/2022   Tape Value: 11/xx/2022   Variance: -4 (Days)   Variance %:    Comment: Seller tape shows Note date is 11/xx/2022 as per the Note document is 11/xx/2022.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Seller tape shows Property Address Street is xx, as per the Note document is xx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject was approved as OO. Tape indicates that lender provided docs to investor that subject was OO and BWR lived there but investor disagreed. Further details were not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			692	Not Applicable
34415110	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,666.23	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,011.51	8.500%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	767	785	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2023 have been paid in the amount of xx .No prior year’s delinquent taxes have been found.	The loan was originated on xx and the first payment is due on xx. According to payment history tape data as of xx, the borrower is current with the loan, and the next due date is xx. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx the borrower is current with the loan, and the next due date is xx The current UPB is xx
Unable to confirm the current employment details as the final application and collection comments are not available.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Debt Service Coverage Ratio (DSCR) Loan Value: 0.65 Tape Value: xx Variance: -0.41 Variance %: -xx Comment: Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx and annual payments (Debt Service) are xx and the debt service cover ratio (DSCR) is 0.65 which is less than 1."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16159139	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,150.45	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,939.48	4.250%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	799	801	46.684%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that xx. No active judgments/liens have been found in the updated title report against the borrower/subject property. There is one prior mortgage open against the property in the amount of xx which was recorded on xx in favor of xx. The first installment of county taxes for 2023 is paid off in the amount of xx. The second installment of county taxes for 2023 is paid off in the amount of xx. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx, the loan is performing. The last payment was received in the amount of xx on xx which was applied for the due date xx. The next due date is xx. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is xx.	Collections Comments:Currently, the loan is performing
As per review of the payment history dated xx the loan is performing. The last payment was received in the amount of xx on xx The next due date is xx Current UPB as of date reflected in the provided payment history is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at xx.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 46.68%. Tape shows SE income was incorrectly calculated, as the lender used only 1-year tax returns instead of the required 2-years. BWR has 5 years of SE in xx. Review of file and history shows ATR established."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.68% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 46.68%."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			800	793
65987812	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,449.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,158.29	4.990%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	702	49.986%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023 are due in the amount of xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx. The current P&I is xx and the interest rate is xx.	Collections Comments:The loan is currently performing, and the next due date is xx The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing DU/GUS/AUS	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.986% as the borrower’s income is xx and total expenses are in the amount of xx AUS report is missing from the loan documents."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows that value may not be supported due to bad appraisal practices. The review of the appraisal report shows that comparables from a wide range of sales prices used do not bracket the subject's market value and are similar in terms of location, lot size, additional amenities as subject backs up to private airport and has access to said airport and excessive adjustments were made to the comparables for additional features. Comp #2, with an adjusted sales price of xx is closest to the subject property valued at xx A Zillow search shows an estimated value of xx Current UPB: xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase case, originated on xx and the 1 year SOL is expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 4/xx/2022 reflects transfer taxes at $853.00. However, final CD dated 4/xx/2022 reflects transfer taxes at $2,387.00. This is an increase in fee of $1,534.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			769	710
98833109	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,487.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,772.66	4.990%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	796	Not Applicable	35.382%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx. No active judgments or liens have been found. The annual combined taxes for 2023 are due in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
As per the final application, previously, the borrower worked at xx. Currently, the borrower has been working at xx. as a products scheduler for 15 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Tape shows occupancy misrepresentation. Subject approved as OO but is NOO. Further details not provided. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TRID violation due to decrease in lender credit on Closing Disclosure dated 05/xx/2022. Initial CD dated 05/xx/2022 reflects lender credit at $4,332.82. However, final CD dated 05/xx/2022 reflects lender credit at $3,927.41. This is decrease of +$405.41 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on 05/xx/2022 and the 1 year SOL is expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$1,883.57. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx and the 1 year SOL is expired.

TRID total of payment disclosed on final CD as xx Calculated total of payments is xx for an under disclosed amount of -$1,998.52. The disclosed total of payments of xx is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 04/xx/2022 reflects Mortgage Broker Fee at $xx. However, final CD dated 05/xx/2022 reflects Mortgage Broker Fee at $xx. This is an increase in fee of +$217.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 05/xx/2022 and the 1 year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			759	Not Applicable
13418625	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,601.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,885.27	5.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	49.443%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx. No active judgments or liens have been found. The annual county taxes for 2023 are due in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of xx The monthly P&I is xx and the interest rate is xx The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan and the next due date is xx The current UPB is xx The loan has not been modified since origination. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the loan application, the borrower has been the xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. BWR lives in XX, and the subject is in xx. Further details were not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 05/xx/2022 reflects Points - Loan Discount Fee at $172.00 and Appraisal Fee at $730.00. However, CD dated 06/xx/2022 reflects Points - Loan Discount Fee at $1,426.00 and Appraisal Fee at $805.00. This is an increase in fee of $1,329.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.44% as the borrower’s income is xx and total expenses are in the amount of $8,646.18 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 49.44%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			700	Not Applicable
79417005	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,280.65	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,477.73	6.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	43.402%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx. No prior year’s delinquent taxes have been found.	As per the review of the payment history as of xx the borrower is current with the loans. The next due date is xx the last payment is received on xx in the amount of xx (PITI). The rate of interest is xx The current UPB is reflected in the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: Franisco |---| |----| Comment: Seller tape shows borrower middle name is xx as per the note document it is xx Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.40%. Tape shows SE income miscalculation as the lender used only 1-year tax return instead of the required 2-years. The resulting DTI is 60.70%. BWR has xx. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 8/xx/2022 reflects Points - Loan Discount Fee at $385.00. However, CD dated xx reflects Points - Loan Discount Fee at $888.00. This is an increase in fee of $503.00 for charges that cannot increase. Subject loan is a purchase, originated on xx and the SOL is 1-year."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$343.98.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by borrower: $xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$343.98.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by borrower: $xx

Downgraded the exception as SOL has been expired. 04/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.402%, as the borrower’s income is $5,000.00 and total expenses are in the amount of $2,170.10 and the loan was underwritten by DU (xx) and its recommendation is 'Approve/Eligible' with a DTI of 43.40%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			719	Not Applicable
82263815	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$624.36	$5,247.62	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,950.67	4.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	774	Not Applicable	44.736%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx. There is a special tax lien against the subject property which was recorded on xx. The first and second installments of county taxes for 2023 are due total in the amount of xx. The second installment of other taxes for 2023 is due in the amount of xx.	As per the review of the payment history as of xx the borrower is current with the loans. The next due date is xx the last payment is received on xx in the amount of xx (PITI). The rate of interest is xx The current UPB is reflected in the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is xx and PITI is xx The UPB reflected as per the tape payment history is xx
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final 1003, the borrower was previously working at xx. Currently, xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Property Address Street Loan Value: xx Tape Value: 3 Commodore Dr |---| |----| Comment: Property address is xx'. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. xx. Further details were not provided. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure not signed by the borrower." * Loan does not conform to program guidelines (Lvl 3) "Tape shows the MI was rescinded. Further details were not provided." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2022 does not reflect points - loan discount fee. However, CD dated 09/xx/2022 reflects points - loan discount fee at $2,517.54. This is an increase in fee of $2,517.54 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired.

TRID violation due to decrease in lender credit in initial closing disclosure dated 09/xx/2022. Initial LE dated 08/xx/2022 reflects lender credit at $247.00. However, revised CD dated 09/xx/2022 reflects lender credit at $55.60. This is decrease of $191.40 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.  Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.736%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DUxx and its recommendation is xx with a DTI of 44.73%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			777	Not Applicable
34373229	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,492.21	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,904.25	5.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	748	Not Applicable	48.512%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx. No active liens and judgments have been found. The county taxes for 2022-23 are paid. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx and was applied to the due date of xx The monthly P&I is xx and the interest rate is xx The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx and was applied to the due date of xx The monthly P&I is xx and the interest rate is xx The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure		4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx The tape shows the lender miscalculated income and used one-time bonus income to qualify. The revised income is xx BWR has xx. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents." * The property type does not match the Appraisal Report (Lvl 3) "The appraisal dated 12/xx/2022 reflects the subject property as a single-family detached. However, the mortgage notarized on 12/xx/2022 contains a xx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the revised closing disclosure delivery date test (no waiting period required) because the revised closing disclosure receipt date of 12/xx/2022 is after the consummation date of 12/xx/2022. Downgraded the exception as SOL has been expired. 04/xx/2024."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			742	Not Applicable
71305632	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,087.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$736.15	4.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	45.274%	First	Short Form Policy	Not Applicable	Not Applicable	11/xx/2022	x	Not Applicable	4.375%	x	12/xx/2022	Financial Hardship	As per review of the updated title report dated xx. No active judgments or liens found. Annual county taxes for 2023 are due on xx. Annual city taxes for 2023 are due on xx. As per updated title report, no prior year taxes are delinquent.	As per the review of updated payment history as of xx the subject loan is currently delinquent for 3 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which applied for xx The current P&I is xx with an interest rate of xx The UPB as of the date mentioned in the updated payment history is in the amount of xx	Collections Comments:The loan is currently in foreclosure.
As per the review of updated payment history as of xx the subject loan is currently delinquent for 3 months and the next due date for payment is xx The UPB as of the date mentioned in the updated payment history is in the amount of xx
As per servicing comment dated xx the foreclosure was initiated in xx. As per servicing comment dated xx the step sale was scheduled for xx No further details have been found.
No bankruptcy-related details have been found.
As per the final 1003 application, the borrower was previously working at xx (position is not clear), which started from xx, later, he was working at xx (position is not clear) which started from xx Now the borrower currently working at xx
As per the comment dated xx the borrower’s income was impacted by covid-19. FB plans ran and were extended several times from xx and which ended on xx
As per servicing comment dated xx the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:As per servicing comment dated xx the foreclosure was initiated in xx. As per servicing comment dated xx the step sale was scheduled for xx No further details have been found.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on XX. The new modified rate is 4.3750% and borrower promises to pay the P&I of $630.94 which began on XX. The new principal balance is xx. The maturity date is XX.	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.27%. Tape shows income miscalculation, and the resulting DTI is 50%. Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase case, originated on xx and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated 04/xx/2019 reflects appraisal fee at $585.00. However, final CD dated 06/xx/2019 reflects appraisal fee at $878.00.
Initial loan estimate dated 04/xx/2019 reflects transfer taxes at $686.00. However, final CD dated 06/xx/2019 reflects transfer taxes at $729.66.
This is a cumulative increase in fees of $336.66 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.274%, as the borrower’s income is xx and total expenses are in the amount of $1,098.65 and the loan was underwritten by LP xx and its recommendation is “accept” with a DTI of 45.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			549	Not Applicable
72356745	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,334.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$956.46	5.990%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	635	Not Applicable	31.868%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx. There is one prior motion to avoid judicial lien open against the borrower in the amount of xx which was recorded on xx in favor of xx. There is one UCC financing statement open against the borrower in the amount of xx which was recorded on xx. The first installment of town taxes for 2024 is paid off in the amount of xx. The second installment of town taxes for 2024 is paid off in the amount of xx. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx the borrower has been delinquent for 2 months. The last payment was received in the amount of xx on xx which was applied for the due date xx The next due date is xx Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is x	Collections Comments:Currently, the loan is in collection.
As per review of the payment history dated xx the borrower has been delinquent for 2 months. The last payment was received in the amount of xx on xx The next due date is xx Current UPB as of date reflected in the provided payment history is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Property Address Street Loan Value: xx Tape Value: xx |---| |----| Comment: Note reflects property address as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated 7/xx/2022 does not reflect the credit monitoring service fee. However, the final CD dated 8/xx/2022 reflects the credit monitoring service fee at $4.50. This is an increase in the fee of $4.50 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx and the SOL is 3 years."
* Issue with the Initial CD (Closing Disclosure) (Lvl 3)     "Initial CD dated xx does not reflect settlement agent information."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows forbearance seasoning was not met at the time of origination. Further details were not provided."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			657	Not Applicable
37550314	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,092.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$522.69	3.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	29.462%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx. No active judgments or liens have been found. No delinquent taxes have been found for the prior year.	According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at xx
The appraisal is xx As per the appraisal addendum xx there were several areas of rotting trim and siding noted on the exterior of the dwelling. There were cracked and missing pieces of asbestos siding, and there was a patch on the back left side of the roof. The estimated cost of repair is xx The seller’s tape data also shows that the appraisal noted several repairs on an as-is appraisal. Investor was requiring repair completed. The 1004D is missing from the loan file. CCs do not show damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Occupancy at Origination (Property Usage Type) Loan Value: Primary Tape Value: |---| |----| Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape shows that the appraiser noted several repairs on an as-is appraisal, and the investor was requiring repairs to be completed. The appraiser noted there were several areas of rotting trim and siding on the exterior, as well as cracked and missing pieces of asbestos and a patch on the back side of the roof. The estimated cost to cure is less than xx. A xx, or property inspection report, confirming the status of repairs is missing from the loan documents. A Zillow search shows an estimated value of xx. Current UPB is xx. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 01/xx/2022 does not reflect Points - Loan Discount Fee. However, CD dated 02/xx/2022 reflects Points - Loan Discount Fee at $1,967.16. This is an increase in fee of $1,967.16 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			708	Not Applicable
61718285	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,941.32	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,228.87	6.490%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	785	49.952%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx. There is an active prior mortgage against the subject property in favor of xx. There is a state tax lien found against the borrower in favor of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which includes the P&I of xx which was applied for the due date of xx The current rate of interest is xx and the current UPB is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. CCs do not show any damage.
As per the final application, the borrower has been the owner of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 10 Tape Value: 11 |---| -1 |----| -9.09090% Comment: As per note doc calculated age of loan is 10; however, seller tape shows age of loan is 11. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.063%   Variance %: -0.06300%   Comment: As per final 1008 and DU DTI ratio is xx however, seller tape shows DTI ratio is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per appraisal current value is not applicable; however, seller tape shows appraisal is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -0.06200%   Comment: As per final 1008 and DU housing ratio is xx however, seller tape shows housing ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 11/xx/2022   Tape Value: 11/xx/2022   Variance: -2 (Days)   Variance %:    Comment: As per note doc note date is 11/xx/2022; however, seller tape shows note date is 11/xx/2022.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 12/xx/2052 Tape Value: 1/xx/2053 Variance: -31 (Days) Variance %: Comment: As per note doc stated maturity date is 12/xx/2052; however, seller tape shows stated maturity date is 1/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx. Tape shows BWR2 income is not stable and cannot be used to qualify due to insufficient employment history. BWR1 recalculated SE income of xx, and excluding BWR2 income may push DTI to 62%. xx. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as XX. Notary's signature date on the deed of trust is XX. Note date is XX."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			690	Not Applicable
57346829	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,746.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,154.60	5.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	49.640%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report xx. No active liens or judgments have been found. The county taxes for 2022-23 are paid. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) and was applied to the due date of xx The monthly P&I is xx and the interest rate is xx The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) and was applied to the due date of xx The monthly P&I is xx and the interest rate is xx The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been the owner of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -xx Comment: NA Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: 8/xx/2022 Tape Value: 8/xx/2022 Variance: -2 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 9/xx/2052 Tape Value: 10/xx/2052 Variance: -30 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows sufficient funds were not verified. Review of DU shows total verified assets of xx satisfy the cash to close requirement of xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows SE income miscalculation as BWR SE xx is in the name of the non-borrowing spouse. BWR has 10 years of xx. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of $3,605.11 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 49.640%."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as XX. Notary's signature date on the deed of trust is XX. Note date is XX."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			636	Not Applicable
89690819	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,050.83	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,965.60	6.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	748	Not Applicable	49.317%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx. No active liens and judgments have been found. The annual county taxes for 2023 are due in the amount of xx. No prior year’s delinquent taxes have been found	According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx and was applied to the due date of xx The monthly P&I is xx and the interest rate is 6.250%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount of $3,948.37(PITI) and was applied to the due date of 11/xx/2023. The monthly P&I is $2,965.60, and the interest rate is 6.250%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final application, the borrower has been working at xx, xx since 1/xx/2022. Also, borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -xx Comment: As per Tape data, age of loan is 8. However it reflects 6. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: F   Variance:    Variance %:    Comment: Note reflects, borrower #1 middle name is Fabiana.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Note reflects, borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal reflects, property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by xx The below fees were included x the test: Administration Fee paid by Borrower: xx Application Fee paid by Borrower: x Compliance Audit / Quality Control Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.32%. The tape shows that post-closing QC undisclosed liability, which was not on the original credit report, resulted in a revised DTI of 57.94%. Borrower defect. The subject loan originated on xx and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +$721.80.
The below fees were included in the test:
Administration Fee paid by Borrower: $950.00
Application Fee paid by Borrower: $75.00
Compliance Audit / Quality Control Fee paid by Borrower: $145.00
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: $745.00

																																																																																								Downgraded the exception as SOL has been expired. 04/xx/2024."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2167	Not Applicable
15820659	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,101.74	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,645.02	5.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	747	708	42.933%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx. No active liens and judgments have been found. The annual county taxes for 2023 are due in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx and was applied to the due date of xx The monthly P&I is xx and the interest rate is xx The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $3,645.02(PITI) and was applied to the due date of 11/xx/2023. The monthly P&I is $3,645.02, and the interest rate is 5.00%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been the owner of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -1 Variance %: -xx Comment: Stated Remaining Term is 301 Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$107,055.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			768	658
27788053	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,738.85	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,046.23	3.750%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	710	Not Applicable	41.479%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx. No active judgments or liens have been found. Annual combined taxes for 2023 are due in the amount of xx.	As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The last payment was received on xx in the amount of x which was applied for the due date of xx The current P&I is xx and PITI is xx The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The UPB is xx. As per final application, the borrower has been working at xx. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.479% Tape Value: xx |---| 0.602% |----| xx Comment: Borrower DTI ratio percent is 41.479%. Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Housing ratio per U/W is 29.278%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per final HUD purpose of refinance is no cash out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $7,820.35 exceeds fees threshold of $6,519.80 over by +$1,300.55.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: $5,975.35."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/xx/2021 reflects points - loan discount fee at $5,610.00. However, CD dated 02/xx/2022 reflects points - loan discount fee at $5,975.35. This is an increase in fee of +$365.35 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on 02/xx/2022 and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $7,820.35 exceeds fees threshold of $6,519.80 over by +$1,300.55.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: $1,845.00
Points - Loan Discount Fee paid by Borrower: $5,975.35."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is a limited cash-out refinance approved at 41.48%. Tape shows the AUS/DU risk recommendation is Approve/Ineligible. Further details were not provided. BWR has 4 years on the job as a xx, and xx equity in the subject."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			517	Not Applicable
96704456	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,035.86	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$972.36	4.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	729	39.787%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.375%	x	Unavailable	Unavailable	According to the updated title report dated xx. There is a state tax lien against the borrower xx. The county taxes for 2022-23 are paid. No prior year’s delinquent taxes have been found.	As per the seller's tape as of xx borrower is current with the loan and next due date is xx Latest PH is missing. Hence, unable to determined the last payment received date. As per the PH, the current P&I is xx with rate of interest xx According to the tape data, the current UPB is in the amount of xx	Collections Comments:The current status of the loan is performing.
As per the seller's tape as of 10/xx/2023, borrower is current with the loan and next due date is 11/xx/2023. Latest PH is missing. Hence, unable to determined the last payment received date. As per the PH, the current P&I is $872.73 with rate of interest 4.375%. According to the tape data, the current UPB is in the amount of xx.
As per the comment dated 3/xx/2022, the borrower's income was impacted by the COVID and comment dated 5/xx/2022 shows that 3 months FB plan has been given to the borrower.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The conventional fixed rate loan was originated on xx with fixed interest rate of 4.3750% and P&I in the amount of $972.36. However, payment history shows current interest rate 4.375% and P&I in the amount of $872.73. There is reduction in P&I with respect to Note. As per the collection comment dated XX, the loan was modified on XX. No further details have been found regarding modification in loan file and collection comment.	HUD-1 Closing Statement Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: 8/xx/2045   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xx   Tape Value: xx   Variance: -209   Variance %: -xx   Comment: Note reflects remaining month as 262 months.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Tape and file show final HUD-1 signed by the borrower is missing from the loan documents. An unexecuted copy is available at xx. Considering this copy as the final HUD-1, CE was run." * Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx The tape shows sufficient funds for the down payment, closing costs, and required reserves were not satisfactorily verified. Further details were not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL is expired."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the state regulation for the first lien prohibited fees test.

The following fee was included in the test:
Processing Fee paid by Borrower: $725.00"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

																																																																																								Home loan toolkit is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			558	713
8034272	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$11,838.24	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,648.51	5.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	48.233%	First	Final policy	Not Applicable	Not Applicable	01/xx/2022	x	Not Applicable	2.875%	x	03/xx/2022	Financial Hardship	As per the review of the updated title report dated xx. There is an active junior mortgage against the subject property in favor of xx. However, the amount of mortgage is greater than the subject mortgage amount. There is a credit card judgment found against the borrower in favor of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which included the P&I of xx which was applied for the due date of xx The current P&I is xx with an interest rate of xx The current UPB is xx	Collections Comments:The latest collection comments are missing from the loan file. According to servicing comments, the current status of the loan is performing
According to the payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx with a principal balance of xx.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No details pertaining to the damage to the subject property have been observed.
As per the final application, the borrower has been the manager of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of XX shows the new modified unpaid principal balance of $XX. The borrower agreed to pay the modified monthly P&I of $2,452.79 with a modified interest rate of 2.875% starting on XX and continuing until the new maturity date of XX.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.233% Tape Value: xx |---| -26.467% |----| -26.46700% Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -25.41400%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 2/xx/2062 Tape Value: 6/xx/2048 Variance: 4993 (Days) Variance %: Comment: 2/xx/2062 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx The tape shows BWR stability of income was not established by the lender. The revised DTI is 74.70%. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.233%, as the borrower’s income is xx and total expenses are in the amount of $5,228.97. The loan was underwritten by LP (xx) and its recommendation is xx with a DTI of 48%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			637	Not Applicable
26647178	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,021.27	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,202.77	2.786%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	50.232%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report xx. There is a UCC finance statement against the borrower in favor of xx. The amount of the lien is not mentioned on the supporting document. The first and second installments of county taxes for 2023 are due in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx the borrower is current with the loan, and the next due date is xx We are unable to determine the last payment received and the current P&I. The interest rate is xx The current UPB reflected as per the payment history tape data is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of 10/xx/2023, the borrower is current with the loan, and the next due date is 1/xx/2024. The current UPB is xx.
Covid-19 attestation is available in the loan file, which is located at xx
As per the comment dated 05/xx/2023, the subject property is impacted by the natural disaster. CCs do not show damages.
As per the comment dated 08/xx/2022, the reason for default is "servicing problems".
As per the comment dated 08/xx/2022, the subject property is owner-occupied and the borrower intends to keep it.
As per the final 1003, the borrower is self-employed. He has been the owner of xx. The co-borrower has been working at xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per document. Tape Source: Initial Tape Type:	3: Curable	* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx The tape shows supporting documents for 2019 1099 or the YTD P&L statement were not documented properly. BWR owns xx Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has been xx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Compliance ease TRID tolerance test is incomplete due to Initial CD is missing from loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years.

Downgrade to LVL2, 3 year SOL expires in 2024"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.232%, as the borrowers’ income is xx and total expenses are in the amount of xx The loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 50%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			721	706
59632342	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,233.58	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,415.91	5.116%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	808	807	18.938%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx. No active liens and judgments have been found against the borrower and subject property. No prior year delinquent taxes have been found.	According to the payment history on the seller’s tape dated xx the borrower is current with the loan. Unable to determine the last payment received date. As per the seller’s tape data, the next due date for payment is xx The P&I is xx The UPB reflected as per the payment history tape is xx	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated 10/xx/2023, the borrower is current with the loan. Unable to determine the last payment received date. As per the seller’s tape data, the next due date for payment is 11/xx/2023. The P&I is $3,415.91. The UPB reflected as per the payment history tape is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final 1003, the borrower was previously working at xx. Currently, the borrower joined xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Flood Certificate Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: *Other / Not In List * Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Homeowner's Counseling disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan document."
* Property Marketability Issues  (Lvl 3)     "The tape shows appraisal deficiencies in comparables, inadequate adjustments, inappropriate selection due to location, and use of similar sales due to site characteristics. The review of the appraisal report shows that the comps selected are not from the immediate neighborhood and are more than 9 miles from the subject. Also, the comps are not similar in terms of lot size, location, view, GLA and adjustments are inappropriate. Comp #2, with a sales price of xx is closest to the subject property valued at xx Elevated for client review. Zillow search shows an estimated value of xx Current UPB is xx."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to initial CD is missing from loan documents. Downgraded the exception as SOL has been expired. 04/xx/2024."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	751
55363030	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$794.58	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,599.48	6.241%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	633	Not Applicable	46.977%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx.” No active judgments and liens have been found. The annual combined taxes for 2023 are due in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history tape data as of xx the borrower is current with the loan, and the next due date is xx The last transaction details are not available. The current P&I is xx with an interest rate of xx The current UPB is xx	Collections Comments:According to servicing comments, the current status of the loan is performing
According to the payment history tape data as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB is xx.
As per the collection comment dated 05/xx/2023, the borrower’s income was impacted by COVID-19. As per the servicing comments dated 06/xx/2023, the borrower was on a forbearance plan. Further details were not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the final 1003, the borrower has been working at xx.
The COVID-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value xx NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L require MI? No. NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV Ratio Percent 95.000% in audit 96.662%   Tape Source: Initial   Tape Type: x
Field: Original Standard LTV (OLTV)   Loan Value: 96.662%   Tape Value: 95.000%   Variance: xx   Variance %: xx   Comment: Original Standard LTV xx in audit xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows that the appraised value of the subject is not supported. The review of the appraisal report shows that the subject is in a rural area, and the comps used are 17.03 miles away from the subject. The comps selected are dissimilar in terms of lot size, age, property condition, GLA. Comp #1 with a sales price of xx, is closest to the subject property, valued at xx. Zillow search shows an estimated value of xx. Current UPB xx. Tape shows lender current value at xx. Elevated for client review."	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan document." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at “xx the subject property is a manufactured home. The xx endorsement is not attached to the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage. The affidavit of affixation document is available in loan files located at xx" reflecting that the home is affixed permanently to the land with the serial#xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			577	Not Applicable
25859900	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,196.10	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$490.35	4.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	39.704%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx. No active judgments or liens have been found. Annual combined taxes for 2023 are due on xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current P&I is xx and PITI is xx The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The UPB is xx.
As per tape data, the covid deferral was approved. Further details not provided.
As per comment dated 3/xx/2022, the subject property was damaged due to water on 6/xx/2020. A claim check has been received for the total amount of xx. However, no details have been found regarding completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -7.758% |----| -7.75800% Comment: Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 39.704%   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 239 Tape Value: 240 Variance: -1 Variance %: -0.41666% Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller's tape shows that the borrower's secondary income was overstated and the borrower's monthly obligations were not properly verified."	* ComplianceEase Risk Indicator is xx "ComplianceEase TILA test failed due to:
TILA Finance Charge Test: FAIL $xx $xx -$2,279.93
This loan failed the TILA finance charge test.(xx
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.

TILA APR Test: FAIL 5.115% 5.342% -0.227%
This loan failed the TILA APR test. xx)
The annual percentage rate (APR) is xx The disclosed APR of xx is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

GSE (Fannie Mae public guidelines) Predatory Lending Guidance: FAIL
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.

GSE (Fannie Mae public guidelines) Points and Fees Test: FAIL $7,959.10 $4,700.00 +$3,259.10
This loan failed the points and fees test (Fannie Mae Lender Letter Ann. 06-04)
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to:
TILA Finance Charge Test: FAIL $xx $xx -$2,279.93
TILA APR Test: FAIL 5.115% 5.342% -0.227%
GSE (Fannie Mae public guidelines) Predatory Lending Guidance: FAIL
GSE (Fannie Mae public guidelines) Points and Fees Test: FAIL $7,959.10 $4,700.00 +$3,259.10"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$35,886.40	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			730	Not Applicable
47393632	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,385.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,765.37	6.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	37.803%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx. No active judgments or liens have been found. Annual county taxes for 2023 are due on xx.	As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current P&I is xx and PITI is xx The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The UPB is xx. As per the final application, the borrower has been working at xx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value:xx   Tape Value: Other   Variance:    Variance %:    Comment: Seller tape shows MI company name Other,As per the MI document is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value:xx Variance: Variance %: Comment: Seller tape shows Property Address Street is xxas per the Note document is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject condominium project is ineligible due to litigation per bulletin XX. Condo complex may be in litigation re critical repairs, special assessments. Elevated for client review. Zillow search shows an estimated value at xx. Current UPB is xx.""	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			782	Not Applicable
46617991	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,159.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,310.10	2.999%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	20.069%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023 are due in the total amount of xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the final application, the borrower xx.
The COVID-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per LTV is less than 80.00% soo MI cert is not required; however, seller tape shows required MI is No.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 333 Tape Value: 334 Variance: -1 Variance %: -0.29940% Comment: As per note doc stated remaining term is 333; however, seller tape shows stated remaining term is 334. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows a primary occupancy misrepresentation. Further details not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 04/xx/2021 reflects Credit Report Fee at $31.00. However, CD dated 06/xx/2021 reflects Credit Report Fee at $47.50. This is an increase in fee of +$16.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
SOL period of 3years for Refinance is active.

TRID violation due to a decrease in lender credit; the revised LE dated 5/xx/2021 reflects lender credit at xx however, the final CD dated 06/xx/2021 reflects lender credit at $2,550.09. This is a decrease of $3,785.91 for the fee, which has a 0% tolerance test.

																																																																																								Downgrade to LVL2, 3 year SOL expires in 2024"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			757	Not Applicable
46442460	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,072.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,631.03	4.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	32.188%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx.” No active judgments or liens were found. The first and second installments of county taxes for the year 2023 have been paid in the amount of xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing
As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the final 1003 application, the borrower was previously working at xx. Later, the borrower started working at xx.
The COVID-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 32.188% Tape Value: 71.015% |---| -38.827% |----| -38.82700% Comment: As per final 1008 and AUS calculated DTI ratio is 32.188%; however, seller tape shows DTI ratio is 71.015%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per appraisal current value is not applicable; however, seller tape shows current value is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: As per final 1008 and AUS calculated housing ratio is xx however, seller tape shows housing ratio is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject loan was approved as OO but is NOO. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of $9,518.25 Over by +$4,185.75. The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $xx Points - Loan Discount Fee paid by Borrower: $xx" * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 32.18%. Tape shows occupancy misrep and recharacterizing the subject as NOO pushes the DTI to 71%. BWR defect. Loan originated xx and the 3 year SOL is active. BWR has been xx
* Compliance Testing (Lvl 2)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $xx Exceeds Fees threshold of $xx Over by +$4,185.75.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $xx Exceeds Fees threshold of $xx Over by +$4,185.75.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx
																																																																																								Points - Loan Discount Fee paid by Borrower: $xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			731	Not Applicable
78479244	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$13,375.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,389.35	3.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	49.522%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx. No active judgments or liens have been found. The county taxes for 2024 are due on xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx. The current P&I is xx and the interest rate is xx. The current UPB is xx.	Collections Comments:The loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The UPB is xx.
As per the servicing comment dated 12/xx/2022, the reason for default is unemployment due to Covid. As per the servicing comment dated 09/xx/2022, the loan has been modified and effective date is 01/xx/2023. The new modified unpaid principal balance is xx. Further details not provided.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $1389.35, a rate of interest of 3.75%, and a maturity date of XX. The P&I as per payment history is $1170.68. There is a difference in P&I with respect to the note. As per the servicing comment dated 09/xx/2022, the loan has been modified and effective date is XX. The new modified unpaid principal balance is $XX. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: 86.727% |---| -37.205% |----| -37.20500% Comment: 49.522 % Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment: other   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx %   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Alt + U   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: 4/xx/2043   Variance:    Variance %:    Comment: Alt + U   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 234   Tape Value: 472   Variance: -238   Variance %: -xx   Comment: 234   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The Compliance Ease Risk indicator is "moderate” due failure of TILA Finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan charged: xx Allowed: xx Variance: -xx
This loan failed the TILA finance charge test.( xx )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $100."
* Loan does not conform to program guidelines (Lvl 2)     "The tape shows BWR's child support income miscalculation and debts miscalculated by the lender. Also, assets used for downpayments and closing costs were not satisfactorily verified. Further details not provided. The subject loan originated on xx and is QM-ATR exempt."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			655	Not Applicable
64913242	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,694.42	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,103.04	4.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	40.951%	First	Final policy	Not Applicable	Not Applicable	12/xx/2021	x	Not Applicable	4.250%	x	02/xx/2022	Financial Hardship	According to the updated title report xx. No active judgments or liens have been found. The first and second installment county taxes for 2022 have been paid in the amount of xx.	As per the review of tape data of payment history as of xx, the borrower is current with the loan and next due date is xx. Details of the last payment received are not available. The current P&I is xx and interest rate is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of tape data of payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The UPB is xx.
As per final 1003, the borrower was previously self-employed for the period 05/xx/2017 to 02/xx/2019. Currently, the borrower joined xx
As per comment dated 01/xx/2022, the reason for default is impacted by Covid-19. Further details not provided.
As per comment dated 01/xx/2022, the subject property is located in a xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx. The new modified UPB is $XX. The borrower promises to pay the P&I in the amount of $1839.27 with an interest rate of 4.250% beginning on 02/xx/2022 until the maturity date of XX. There is no forgiven and deferred balance.	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 40.951% Tape Value: 55.722% |---| -14.771% |----| -14.77100% Comment: Borrower DTI ratio percent is 43.132%. Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 1/xx/2062   Tape Value: 4/xx/2049   Variance: 4658 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: Single xx Variance: Variance %: Comment: Subject property type is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Appraisal report shows a single family. However, the mortgage deed of trust reflects property type as PUD and PUD rider is available at xx The appraisal report, final application and transmittal summary do not reflect HOA fees."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject was approved at xx The tape shows the lender failed to include the correct monthly payments of the student loan and credit card debt in the DTI calculation. The revised DTI is xx Also, the transfer of gift assets worth xx from the proceeds of the sale of the REO was not documented by the lender. Excluding the gift asset from the total available assets of xx does not satisfy the CTC requirement of xx Lender defect. The subject loan originated on xx and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			610	Not Applicable
29952309	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$991.17	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$623.23	4.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	741	Not Applicable	45.933%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx. There is UCC lien active in favor of xx which was recorded on xx. However, the amount of lien is not available in supporting document. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The UPB is xx.
As per the final application, the borrower is getting income from xx.
The appraisal report in the loan file is "as is." The improvement section of the appraisal report reflects issues related to damaged flooring throughout the home; damaged walls need painting; and there is a continuous flow of water in the basement. However, the photo addendum of the subject property located at xx shows flooring is unfinished in the closet, the bedroom floor is damaged and needs to be repaired, the kitchen floor is damaged, there is no water running in the sink, the flooring is unfinished in the bedroom, and the walls need painting. The appraisal report reflects the cost of cure in the amount of $5,000.00. The tape shows the subject property is ineligible as there are issues related to safety, soundness, and structural integrity. CC does not show any damage. However, no evidence has been found regarding completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type: Field: Original Appraised Value Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per appraisal report. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report in the loan file is xx." The improvement section of the appraisal report reflects issues related to damaged flooring throughout the home; damaged walls need painting; and there is a continuous flow of water in the basement. The appraisal report reflects the cost of cure in the amount of xx. The updated 1004D/Completion report is missing from the loan documents. Also, the final CD does not reflect any holdbacks. The tape shows the subject property is ineligible as there are issues related to safety, soundness, and structural integrity."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified mortgage lending policy points and fees test due to Fees charged $3,960.00 exceeds fees threshold of $3,547.30 over by +$412.70. The below fees were included in the test: Originator Compensation paid by Borrower: $1,495.00 Points - Loan Discount Fee paid by Borrower: $1,230.00 Underwriting Fee paid by Borrower: $1,055.00 Warehousing Fee paid by Borrower: $180.00." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -$101.12. The disclosed total of payments of xx is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $3,960.00 exceeds fees threshold of $3,547.30 over by +$412.70.
The below fees were included in the test:
Originator Compensation paid by Borrower: $1,495.00
Points - Loan Discount Fee paid by Borrower: $1,230.00
Underwriting Fee paid by Borrower: $1,055.00
Warehousing Fee paid by Borrower: $180.00.

Downgraded the exception as SOL has been expired. xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as borrower’s income is $xx, and total expenses are in the amount of xx The loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 45.93%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			643	Not Applicable
73357401	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,797.03	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,078.12	5.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	649	37.739%	First	Final policy	Not Applicable	Not Applicable	11/xx/2021	x	Not Applicable	3.000%	x	01/xx/2022	Financial Hardship	According to the updated title report dated xx. No active judgments or liens have been found. The combined taxes for 2023 were paid on xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and current PITI is xx and the interest rate is xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 1/xx/2024. The current UPB is xx.
Collection comment dated 7/xx/2021 shows that the borrower's income was impacted by Covid and the FB plan was active till 7/xx/2021. Further details not provided.
The loan was modified on 11/xx/2021 and the first modified payment due date was 1/xx/2022.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final loan application, the borrower xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx As per the modified terms, the UPB is $XX. The borrower promised to pay the modified UPB with a fixed interest rate of 3.00% in monthly installments of $1446.58 (P&I) beginning on XX. The new maturity date will be XX	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -56.178% |----| -56.17800% Comment: As per Tape data, post close DTI is 93.917%. However final application documents reflect as xx Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per Tape data, post close housing Ratio is 62.415%. However final application documents reflect as xx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: MI company is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 12/xx/2061 Tape Value: 8/xx/2049 Variance: 4505 (Days) Variance %: Comment: As per tape data, Stated maturity date is 8/xx/2049. However Note documents reflects it 012/xx/2061. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.74% DTI. The tape shows income miscalculation and unaddressed BWR's absence from xx. The revised DTI is 93.91%. Further details not provided. The subject loan originated on xx and the 3-year SOL has expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated xx exceeds APR threshold of 5.290% over by +1.139%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed the prohibited fees test.
The below fees were included in the test:
Attorney Fee paid by borrower: $1,740.00
VOE paid by borrower: $48.95"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (xx) (1)) due to an APR calculated at xx exceeds APR threshold of 5.290% over by +1.139%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			706	726
24489981	xx	xx	xx		561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First		$0.00	$9,466.33	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,002.69	7.625%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	685	723	43.023%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx. There are four prior state tax liens found against the borrower in favor of the same plaintiff, xx. No prior year delinquent taxes have been found. The first and second installments of county taxes for 2023 are due in the amount of xx.	As per the review of payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The current status of the loan is performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The UPB is xx. Unable to determine current occupancy of the subject property. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding Covid-19. No evidence has been found regarding damage. As per final application, the borrower has been working at xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Stated Remaining Term Loan Value: xx Tape Value: 351 Variance: -1 Variance %: -xx Comment: Stated remaining term is xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan closed with a xx loan amount. The tape shows that the subject loan utilized updated county loan limits for approval. AUS was rerun by the lender to meet the requirements of the investor, and the DU returned Approve/Ineligible. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated xx exceeds APR threshold of xx over by xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			746	545
32262588	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,900.21	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,107.97	3.999%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	30.704%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx. There is a UCC lien against the borrower xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx and was applied to the due date of xx. The monthly P&I is xx and the interest rate is xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,492.83(PITI) and was applied to the due date of 11/xx/2023. The monthly P&I is $2,107.97, and the interest rate is 3.99%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: As per LTV MI is not applicable; however Seller tape shows required MI is No. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of $8,199.92 over by $2,845.08.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $2,495.00
Points - Loan Discount Fee paid by Borrower: $8,550.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of $8,199.92 over by +$2,845.08.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $2,495.00
Points - Loan Discount Fee paid by Borrower: $8,550.00"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan closed with an incorrect SSN, which caused a ULDD stop, and the loan is now too old for delivery to FNMA. The review of the loan file shows BWR's SSN is consistent on all documents (i.e., application, credit report, fraud report). However, a fraud report shows that the SSN belongs to a consumer reported as deceased by the SSA. ." BWR has been on same job as production manger for xx."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			771	Not Applicable
55823729	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,641.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,316.50	7.625%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	33.407%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx. There is a state tax lien found against the subject borrower in favor of xx. The 1st, 2nd and 3rd installments of county taxes for 2022 were paid in the total amount of xx. The fourth installment of county taxes for 2022 has been due in the total amount of xx. No prior year delinquent taxes have been found.	According to the latest payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx. The current P&I is xx and the interest rate is xx.	Collections Comments:The current status of the loan is performing.
According to the latest payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,653.63 which was applied to the due date of 10/xx/2023. The unpaid principal balance is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: 44.522% |---| -11.115% |----| -11.11500% Comment: As per final 1008 and LP DTI ratio percent is 33.407%; however, seller tape shows DTI ratio percent is xx Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment: "Other / Not In List"   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: As per LTV is less than 80% then MI is not applicable for convention loan; however, seller tape shows required MI is No. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of -$525.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx and the 3-year SOL is active.

Loan failed TILA Foreclosure Rescission finance charge test. Finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of -xx Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan does not comply with Freddie Mac's private mortgage insurance requirements. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the subject appraisal does not meet Freddie Mac’s appraisal requirements. The UCDP report shows the market value of xx is 20% greater than the unadjusted sale prices of all comparable sales and listings provided. The field review report shows the appraised value of the subject property at xx Zillow search shows the subject valued at xx Current UPB is xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.40%. Tape shows BWR's income was not properly documented and BWR's capacity to repay the subject mortgage and all other monthly obligations was not established, and the revised DTI is 44.52%. BWR has xx. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			697	Not Applicable
94341436	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$13,962.28	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,614.50	4.990%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	776	42.935%	First	Final policy	Not Applicable	Not Applicable	04/xx/2022	x	x	3.125%	x	04/xx/2022	Financial Hardship	According to the updated title report dated xx.
There is UCC lien active in favor of xx. However, the amount of lien is not available in supporting document.
There are multiple prior state tax liens active against the borrower in favor of xx which were recorded on xx. However, the amount of liens is not available in supporting document.
There are multiple state tax liens active against the borrower in favor of xx which were recorded on xx. However, the amount of liens is not available in supporting document.
There are multiple prior IRS liens active against the borrower in favor of xx, which were recorded on xx. However, the amount of liens is not available in supporting document.
There are multiple IRS liens active against the borrower in favor of xx, which were recorded on xx. However, the amount of liens is not available in supporting document.
There are multiple prior judgments active against the borrower which were recorded on xx. However, the amounts of judgment are not available in supporting document.
There are multiple judgments active against the borrower which were recorded on xx. However, the amounts of judgment are not available in supporting document.
There is judgment active in favor of xx which was recorded on xx. However, the DOB is inconsistent.
1st and 2nd half county taxes for xx are due in the amount of xx.
No delinquent taxes have been found.
As per the review of tape data payment history as of xx, the borrower is current with the loan and next due date is xx. The details of the last payment are not available. The current P&I is xx and interest rate is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of 10/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx.
As per comment dated 6/xx/2022, the subject property was damaged due to flood on xx. The comment dated xx shows that a claim check has been received for the total amount of $9,943.44. However, no details have been found regarding completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on XX. As per the modified term, the new principal balance is $XX. The borrower promises to pay $2,628.63 monthly with a modified interest rate of 3.125% beginning on XX with a maturity date of XX. The modification has a balloon provision.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 42.935% Tape Value: 42.030% |---| 0.905% |----| 0.90500% Comment: Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 2/xx/2050   Tape Value: 3/xx/2049   Variance: 337 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 316 Tape Value: xx Variance: -1 Variance %: -0.31545% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.93%. The tape shows the x x income is not supported with receipts of SSA income in bank statements and the revised DTI is 58.56%. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,943.44	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			589	753
48896781	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,703.26	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,045.15	5.500%	xx	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	657	Not Applicable	54.005%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the latest updated title report dated xx. No active liens or judgments were found. The first and second installments of county taxes for 2023 are due on xx. No prior-year delinquent taxes have been found.	According to the payment history xx, the borrower is current with the loan, and the next due date is xx. The last transaction details are not available. The current P&I is xx with an interest rate of xx. The current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history tape data as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per final 1003, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Flood Certificate Hazard Insurance Initial 1003_Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The CLTV is xx Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: 80.043% Tape Value: xx Variance: xx Variance %: xx Comment: The LTV is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to a decrease in lender credit on the initial CD dated 04/xx/2022 reflects lender credits at $5,758.34. However, the final CD, dated 05/xx/2022, reflects lender credits at xx This is a decrease of $726.32 for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a refinance case, originated on xx and the 3-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at 55.01%. The tape shows the subject loan is uninsurable due to a ZFHA manual underwriting error in the FHA connection insuring application. Also, the DTI is too high for a manual UW, and BWR was late on installment accounts in the previous 12 months. Further details were not provided."
* Missing flood cert (Lvl 3)     "Flood insurance policy is missing from loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 is missing from loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Homeowners insurance policy is missing from loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated disclosure is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.05% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx		Moderate	Pass	Pass	No Result	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			652	Not Applicable
79129020	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$738.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$985.87	6.750%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	42.878%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx in the favor of xx There is a prior active civil judgment against the borrower in favor of xx Combined taxes for 2023 are due in the amount of xx No prior year delinquent taxes have been found.	According to the payment history on the seller’s tape dated xx the borrower is current with the loan. Unable to determine the last payment received date. As per the seller’s tape data, the next due date for payment is xx The UPB reflected as per the payment history tape is xx	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx the borrower is current with the loan. Unable to determine the last payment received date. As per the seller’s tape data, the next due date for payment is xx The UPB reflected as per the payment history tape is xx
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value:xx Comment: Tape Source: Initial Tape Type: Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Compliance ease TRID tolerance test is incomplete due to initial CD xx is missing from loan documents. Subject loan is refinance case, originated on xx
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan closed with an incorrect SSN#, and when attempting to deliver the loan, the investor had a ULDD error. A new credit report was ordered to remediate the issue but could not get AUS approval. Further details not found. xx
* Missing Initial Closing Disclosure (Lvl 3)   xx
* Missing or error on the Rate Lock Document (Lvl 3)     xx
																																																																																							* Revised Loan Estimate is missing (Lvl 3) xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			706	Not Applicable
63416925	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,671.33	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,207.44	6.125%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	39.797%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx the subject mortgage was originated on xx No active liens and judgments have been found against the borrower and the property. County taxes for 2023 are due in the amount of xx No prior year delinquent taxes have been found.	As per the review of payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The principal and interest columns are not provided in the available payment history. Hence, unable to determine the current P&I. xx	Collections Comments:The current status of the loan is performing. As per the review of payment history as of xx the borrower is current with the loan, and the next due date is xx Unable to determine current occupancy of the subject property. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding Covid-19. No evidence has been found regarding damage. As per final application, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower Last Name Loan Value: xx Tape Value: xx Comment: Borrower last name isxx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xx Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ratio precent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original standard LTV is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan cannot be insured as the appraisal effective date of xx is more than 180 days from the case assignment date of xx search shows an estimated value of xx. Current UPB is xx Further details not provided. Elevated for client review."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD dated xx * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. xx This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx Downgraded to LVL2 assuming securitization closes in xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			646	Not Applicable
91765167	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,873.63	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,558.48	4.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	45.281%	First	Final policy	Not Applicable	Not Applicable	10/xx/2021	x	Not Applicable	3.125%	x	11/xx/2021	Financial Hardship	As per review of the updated title report dated xx the subject mortgage was originated on xx There is a UCC lien found against the subject borrower in favor of xx The amount of UCC lien is not available. No prior year delinquent taxes have been found.	According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx	Collections Comments:The current status of the loan is performing.
According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per comment dated xx the borrower was active on Covid-19 FB plan with the prior servicer that was started from xx Further details not provided.
As per final 1003, the borrower was previously working at xx Later, the borrower started working at xx Currently, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of xx The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of xx beginning from xx to the new maturity date of xx	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: As per 1008, calculated DTI ratio is xx Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per 1008, calculated housing ratio is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment: Stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -1 Variance %: -xx Comment: Stated remaining term is 456. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows the stability of xx income was not established, and the revised DTI is xx Also, the tape shows that sufficient funds for the down payment and closing costs were not satisfactorily verified. Review of the LP shows total verified assets of xx satisfy the cash to close requirement of xx BWR has 3 months on the job as a service technician with the current employer, xx equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed lender credits that cannot decrease 0% tolerance test. Loan estimate dated xx for lender credits that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is 3-years."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of xx Subject loan originated on xx."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			627	Not Applicable
5068211	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,619.33	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,590.35	5.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	763	745	49.582%	First	Final policy	Not Applicable	Not Applicable	06/xx/2020	x	Not Applicable	3.625%	x	07/xx/2020	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx with MERS as nominee for xx The annual installments of county taxes for 2022 have been paid in the amount of xx The annual installments of county taxes for 2023 are due in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
As per the final 1003, the borrower, “xx” receives a pension and social security income. Unable to confirm the current employment details of the co-borrowers from the final application and collection comments.
As per the comment dated xx there is mold on the subject property. However, no comments have been found regarding the estimated cost to repair the mold, the insurance claim, or the completion of the repair.
Unable to determine the current condition and occupancy of the subject property.
The modification agreement was made between the lender and borrower on xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of xx beginning on xx with a maturity date of xx The loan has been modified once since origination.	Missing Initial LE Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value:xx Comment: NA Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: NA Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Comment: Tape Source: Initial Tape Type: Field: Stated Remaining Term Loan Value: xx Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx income and employment were not properly documented, and documents to support qualifying income are missing from the loan file. Further details not provided. Lender defect. The subject loan originated on xx
* Compliance Testing (Lvl 2)     "Loan failed QM lending policy points and fees test due to fees charged xx
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower:xx
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "As per document tracker located at xx from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of $6,814.66 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			745	735
43383885	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,478.05	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$643.46	4.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	803	694	41.377%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of county taxes for xx No prior year’s delinquent taxes have been found.	According to payment history as xx. The last payment was received on xx (PITI) which was applied for the due date of xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx, the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
As per the final 1003, the borrower is self-employed. The borrower has been the owner of "xx
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Housing ratio per U/W is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows temporary requirements for condo and co-op projects (xx) were not met. Further details were not provided. The review of the condo questionnaire shows that the condo project is in need of installing light poles in the parking lot. The estimated cost required to complete those repairs is not available. Also, the association had planned to do a xx recertification of the project, which will result in an additional monthly assessment of xx per unit. A Zillow search shows an estimated value of xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx The tape shows the lender miscalculated income, and the recalculated income increased the revised DTI to xx Further details were not provided. Lender defect. The subject loan was originated on xx and the xx
Downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed the qualified mortgage lending policy points and fees test due to fees charged xx
The following fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Downgraded the exception as SOL has been expired. xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase xx
xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx
The following fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			751	732
7766424	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,229.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,262.55	2.999%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	784	Not Applicable	38.985%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx No active judgments and liens have been found. The annual county taxes for xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx which was applied to the due date of xx The unpaid principal balance is xx	Collections Comments:The latest collection comments are missing from the loan file. According to servicing comments, the current status of the loan is performing
According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx
As per the tape seller's tape data, the borrower is not employed. Further details not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the final 1003 application, the borrower was previously working at xx
The COVID-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: As per 1008, calculated DTI is xx Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: MI is required.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per 1008, calculated housing ratio is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance is xx. Tape Source: Initial Tape Type:	3: Curable		* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx The below fees were included in the test: Mortgage Broker Fee (Indirect) xx Points - Loan Discount Fee paid by borrower: xx Loan qualified mortgage lending policy points and fees test due to fees charged xx The below fees were included in the test: Mortgage Broker Fee (Indirect) xx Points - Loan Discount Fee paid by borrower: xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx DTI. Tape shows the BWR was not employed at closing. The revised DTI is xx Further details not provided. BWR defect. Subject loan originated on xx and the 3-year SOL is active."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			778	Not Applicable
52526760	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$965.23	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$561.70	4.375%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	751	755	46.573%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. County taxes for 2023 are due in the amount of xx	According to the latest payment history as of xx the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx	Collections Comments:The current status of the loan is performing.
According to the latest payment history as of xx the borrower is current with the loan xx The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx
No evidence has been found regarding damage.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per the final 1003 application, the borrower was previously working at xx Later, the borrower started working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value:xx Comment: As per calculation DTI is xx Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per calculation housing ratio is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per appraisal xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The subject condo project is ineligible due HOA is a party to numerous pending litigations, at least two of which involve the safety, structure, and/or habitability of the project. The review of the loan documents shows that there are deferred maintenance and special assessments within the project. The subject condo project association (xx.) is involved in multiple litigations and lawsuits filed by parties. Further details were not provided. A trulia.com search shows an estimated value of xx Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx The tape shows a revised DTI of xx years on the job as an associate, xx years on the job as a recreation director (0X30) since inception, and xx. Further details were not provided. Lender defect. The subject loan originated on xx

Downgraded to LVL2 based on PH."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			708	757
95703332	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	No	Not Applicable	Other	$0.00	$5,819.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$774.32	5.875%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	805	47.996%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx There are two active prior mortgages against the subject property. The first prior mortgage was recorded on xx with the lender “xx” and the second mortgage was recorded on xx There is a prior civil judgment found against the borrower in favor of “xx" No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx the borrower is current with the loan and xx The last payment was received on xx which was applied for the due date of xx	Collections Comments:According to servicing comments, the current status of the loan is performing
As per the review of payment history as of xx, the borrower is current with the loan and the xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the application, the borrower has been receiving income from retirement and social security.
The covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Not Applicable Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Not Applicable Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Risk Indicator is xx (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged xx The below fees were included in the test: Loan Origination Fee paid by Borrower: xx * GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to Fees charged xx The below fees were included in the test: Loan Origination Fee paid by Borrower: xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx The tape shows undisclosed debt with Greensky with a monthly payment of xx resulting in a revised DTI of xx BWR defect. The subject loan originated on xx * Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			698	778
30879313	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,037.03	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,604.40	6.999%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	44.675%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated xx No active judgments or liens have been found. The first installment of county taxes for 2023 has been paid in the amount of $5,037.03 on 09/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $3,467.06 (PITI) which was applied for the due date of 11/xx/2023. The current P&I is $2,604.40 with an interest rate of 6.999%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at "xx" as a manager for 4.5 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: MI Company Loan Value: xx Tape Value: Other Variance: Variance %: Comment: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows BWR did not disclose employment by family member. Lender did not have BWR last 2 years tax returns. BWR has 4 years on the job, xx in equity and has been xx since inception. Further details not provided. BWR defect. The subject loan originated on xx
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is 'Approve/Eligible' with a DTI of xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			797	Not Applicable
45709266	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,413.05	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,544.24	7.200%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	43.156%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender MERS as nominee for xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 are due in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx The current P&I is xx and the interest rate is xx	Collections Comments:The loan is currently performing and the next due date is xx
The last payment was received on xx in the amount of xx which was applied to the xx The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per final 1003, the borrower was owner of xx Currently, the borrower has joined xx
The loan was originated on xx As per seller’s tape, the borrower was not employed.
The Covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: xx Loan Value: xx Tape Value: Other Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows that gift documentation is missing. Review of the LP and file shows total verified assets of xx which is entirely a gift asset, satisfying the cash to close requirement of xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows the BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			770	Not Applicable
70736184	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,906.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,724.13	7.360%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	768	Not Applicable	52.606%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx the subject mortgage was originated on xx No active liens and judgments have been found against the borrower and the property. The first and second installments of county taxes for 2023 are due total in the amount of xx No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the xx. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the xx The UPB reflected as per the payment history is xx
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: As per DU DTI is xx Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per DU hosing ratio is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject property contains two ADU units; however, according to FNMA guidelines, only one ADU is permitted on the parcel of the primary one-unit dwelling. The review of the appraisal shows that the subject displays adequate maintenance levels and is in good condition for this market area, and xx. Further details not provided. A Zillow search shows an estimated value of xx Elevated for the client review."	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is a NOO and cash-out refinance. The tape shows that the BWR was not eligible for a cash-out refinance until xx as the BWR should have been on title for at least 6 months prior to the disbursement date of the new loan. BWR acquired the property on xx a QC deed, and the subject mortgage originated on xx Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is a NOO and was approved at xx The tape shows the lender miscalculated the mortgage payment for REO property, and the corrected PITIA of xx. Further details not provided. Lender defect. The subject loan originated on xx is active. BWR has xx equity in the subject. Downgraded to LVL 2 because occupancy is investment and ATR Exempt."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			716	Not Applicable
17060631	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$11,628.41	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,791.35	4.600%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	778	Not Applicable	39.933%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of updated title report dated xx the subject mortgage was originated on xx No active judgments or liens have been found. The annual county taxes for 2023 is due in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The xx last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the xx As per tape data, the deferred balance is xx PH shows there was transaction made in Feb 2023 with the total amount of xx However, the total amount includes escrow payment of xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan. xx No bankruptcy and foreclosure evidence has been found. As per the final application, the borrower has been working at xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated with the P&I of xx As per the payment history, the current xxThere is decrease in P&I and interest rate with respect to original note data. As per the collection comment dated xx the loan was modified on xx Tape data shows the deferred balance is xx However, the modification agreement is missing from the loan file.	Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xx   Tape Value: xx   Variance: -12   Variance %: -xx   Comment: Note reflects remaining term as 308 months.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx does not reflect the HOA certification fee. However, the final CD dated xx reflects the HOA certification fee at xx This is an increase in the fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			761	Not Applicable
61897834	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	First	$0.00	$4,743.46	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,487.63	4.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	42.798%	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2021	x	x	2.875%	x	05/xx/2021	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx
No active judgments or liens found.
The 2023 county annual taxes are due in the amount of xx
The annual county taxes for 2022 were paid in the amount of xx
No prior year’s delinquent taxes have been found.	The payment history is available until xx As per the review of seller’s tape data as of xx the borrower is current with the loan and the xx. Details of the last payment received are not available. As per the tape, the current xx	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower xx
No information has been found related to damage or repairs.
As per servicing comment dated xx the borrower’s income was impacted due to Covid-19. Borrower was approved for FB plan from xx. Further details not provided.
As per the final loan application, the borrower xx No other employment or income information was found on the loan application.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 7 with xx As per voluntary petition schedule D xx was discharged on xx	The loan modification agreement was made between the borrower xx As per the modified terms, the UPB is xx Out of the new UPB, the amount of xx has been deferred. The borrower promised to pay the interest bearing UPB of xx in monthly installments of xx. The new maturity date will be xx	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: DTI is xx Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx.   Tape Value: xx   Variance:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Collections - Current Servicer xx   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: xx   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx.   Tape Source: Initial   Tape Type:
Field: xx   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The loan was approved at xx The tape shows income misrepresentation, and the lender failed to document supporting documents for income and debts. The revised DTI is xx Lender defect. The subject loan was originated on xx and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is xx (Lvl 2)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged of xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects points - loan discount fee at xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged of xx The following fees were included in the test: Mortgage Broker Fee (Indirect) xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72487353	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$2,425.55	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$541.57	3.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	41.015%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx. There are two judgments against the borrower in favor of xx. There is one HOA lien against the subject property in favor of xx in the amount of xx which was recorded on xx	As per the review of tape data of payment history as of xx the borrower is current with the loan and the xx. Details of the last payment received are not available. The current P&I is xx	Collections Comments:The loan is currently performing. As per the review of tape data of payment history as of xx As per final application, the borrower has been working at xx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the subject condo project is ineligible until all required repairs are completed and verified with an engineer's report and a 40-year recertification is obtained. The subject is a unit in the xx and the HOA is a party to numerous pending litigations, two of which involve the safety of the structure and/or habitability of the project. Neither an engineer's report nor a 40-year recertification of the project are available in the loan documents. Further details not provided. A Zillow shows an estimated value of xx	* ComplianceEase Risk Indicator is "xx exceeds Fees threshold of xx The below fees were included in the test: Mortgage Broker Fee xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test due to Initial loan estimate dated xx reflects Points - Loan Discount Fee at xx reflects Points - Loan Discount Fee at xx This is an increase fee in the amount of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $3,789.00 exceeds fees threshold of xx  The below fees were included in the test:  Mortgage Broker Fee (Indirect) xx

																																																																																								Downgraded the exception as SOL has been xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			668	Not Applicable
13306672	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,286.75	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,104.42	5.618%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	31.519%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx No active judgments or liens have been found. The first, second and third installments of county taxes for 2023 have been paid in the total amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx(PITI) which was applied for the xx The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of xx, the borrower is current with the loan, and the xx. The current UPB reflected as per the payment history is xx Covid-19 attestation is available in the loan file, which is located at “xx”. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: xx  Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: xx Loan Value: 344 Tape Value: 345 Variance: -1 Variance %: xx Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject loan was approved as an OO, but the tape indicates that the property is NOO due to misrepresentation. Further details not provided. Elevated for client review."		* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report located at “xx" the subject property is a manufactured home. The xx endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show a VIN or serial number. The manufactured rider is attached to the recorded mortgage, xx, which states that the manufactured home with serial xx affixed to the permanent foundation."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			727	Not Applicable
98077394	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,086.73	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$758.97	4.931%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	760	791	33.079%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx There is credit card judgment against the borrower xx The annual county taxes for 2023 are due on xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the xx The last payment was received on xx (PITI) which was applied for the due date of xx. The current xx and the interest rate is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx The loan has not been modified since origination. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the loan application, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 348 Tape Value: 349 Variance: -1 Variance %: -xx Comment: Seller tape shows stated remaining Term is 349, as per the Note document is 348. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that the subject condo project does not meet the condominium project eligibility requirements of xx. The subject is a unit in the XX, and the review of the condo questionnaire shows that the project has plans for the concrete restoration of some balconies. The total amount of the estimate for the special assessment is not available. Further details not provided. A Zillow search shows an estimated value of xx Elevated for client review."	* Compliance Testing (Lvl 3) "Qualified Mortgage Lending Policy Points and Fees Test due to fees charged xx
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Underwriting Fee paid by Borrower: xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "Compliance ease TRID tolerance test incomplete due to initial closing disclosure is missing from the loan documents. Subject loan is purchase case, originated on xx * GSE Points and Fees Test Violations (Lvl 2) "GSE (xx) QM Points and Fees Test due to fees charged xx The below fees were included in the test: Mortgage Broker Fee (Indirect) xx Underwriting Fee paid by Borrower: xx Downgraded the exception as SOL has been expired. xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			746	760
86152694	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Rhode Island	xx	xx	Yes	No	Not Applicable	First	$0.00	$11,402.74	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,225.44	5.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	713	42.885%	First	Final policy	Not Applicable	Not Applicable	09/xx/2019	x	x	4.125%	x	09/xx/2019	Financial Hardship	As per the review of updated title report dated xx the subject mortgage was originated onxx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The xx last payment was received on xx which was applied for the due date of xx As per the tape data, the deferred balance is xx. The modification document shows deferred balance is xx and the collection comment dated xx shows the Covid-19 deferment was approved with the total amount of xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx No bankruptcy and foreclosure evidence has been found. As per the final application, the borrower has been working at xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower and lender with an effective date of xx and the new modified principal balance is xx is the interest-bearing amount and the deferred amount is xx The borrower agreed to pay the modified monthly xx with a modified interest rate of xx. The rate will change in one step, which ends with xx There is a balloon provision in the amount of xx which will be due and payable on maturity.	Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Deferred Balance Amount Loan Value: xx Tape Value: xx Variance: $-xx Variance %: -xx Comment: xx Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment:xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx DTI. Tape shows that the lender omitted the mortgage debt of the REO property without evidence of a settlement statement or seller xx Subject loan originated on xx
* ComplianceEase Risk Indicator is xx (Lvl 2)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by borrower: xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			780	820
71504305	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,331.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,997.43	5.999%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	762	796	44.543%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx There is a UCC lien found against the subject property in favor of “xx”, which was recorded on xx The 1st and 2nd installments of county taxes for 2022 were paid in the total amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx the borrower is current with the loan and the xx last payment was received on xxwhich was applied to the due date of 11/xx/2023. The unpaid principal balance is xx The current P&I is xx and the interest rate is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the latest payment history as of xx the borrower is current with the loan and xx. The last payment was received on xxwhich was applied to the due date of xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the final 1003 application, the borrower previously worked at xx. Later, the borrower started working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: NA Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows documentation for verification of the subject property homeowner's fee was not provided. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx The tape shows that the lender failed to document BWR's income properly, and xx income was not stable due to multiple jobs in the last two years. Further details were not provided. Lender defect. The subject loan originated on xx

Downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is purchase transaction, originated on xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 09/xx/2022 reflects Points - Loan Discount Fee at xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is purchase transaction, originated on xx
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			694	734
62041772	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$837.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$786.61	7.117%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	45.751%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx No active liens and judgments have been found. The annual combined taxes for 2023 are due in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the xx. The last payment was received on 11/xx/2023 in the amount of $1,084.81(PITI) and was applied to the due date of 11/xx/2023. The monthly P&I is $786.61, and the interest rate is 7.117%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,084.81(PITI) and was applied to the due date of 11/xx/2023. The monthly P&I is $786.61, and the interest rate is 7.117%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: xx Loan Value: xx Tape Value: Other Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows bank statements that do not reflect the financial institution's name and address. Total assets available as per xx
* Compliance Testing (Lvl 3)     "Loan failed qualified mortgage APR threshold test due to APR calculated 8.595% exceeds APR threshold of 8.200% over by +0.395%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 8.595% exceeds APR threshold of 8.200% over by +0.395%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed OK higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.597% exceeds APR threshold of 7.450% over by +1.147%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan file did not contain the final executed 1003, and closing package documents were not provided. The review of loan documents shows all required documents are available. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.75%. The tape shows that the lender failed to verify the PITI of the REO properties, which, when included in total debts, may push the DTI higher. Further details not provided. Lender defect. xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is xx (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.595% exceeds APR threshold of 7.450% over by +1.145%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(e)(3)(iv)(D))
A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx"
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of $xx over by +$2,079.38.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by borrower: $xx

Loan failed qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of $xx over by +$2,079.38.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by borrower: xx

Downgraded the exception as SOL has been expired. xx
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.597% exceeds APR threshold of 7.450% over by +1.147%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed. As per appraisal report located at xx reflecting that the home is affixed permanently to the land. The xx endorsement is attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.751%%, as the borrower’s income is $5,914.08 and total expenses are in the amount of $2,705.75 and the loan was underwritten by DU (xx) and its recommendation is 'Approve/Eligible' with a DTI of 45.75%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			721	Not Applicable
57692151	xx	xx	xx		561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First		$0.00	$7,918.22	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,203.94	4.875%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	42.774%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023-2024 are due in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of xx which was applied to the due date of 11/xx/2023. The unpaid principal balance is xx	Collections Comments:The loan is currently performing and the next due date is 12/xx/2023. The last payment was received on xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field:xx Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the most recent credit score date listed on the data tape was not within the xx requirement of the closing date. A review of the ASF data file has identified the most recent credit score date as xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations." * ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			701	Not Applicable
84571933	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,364.28	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,463.31	4.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	779	48.660%	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	x	Not Applicable	2.875%	x	03/xx/2022	Financial Hardship	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. The first and second installments of county taxes for 2023 have been paid in the total amount of xx The third and fourth installments of county taxes for 2022 are due in the total amount of xx No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx the borrower is current with the loan, and the next due date is 11/xx/2023. We are unable to determine the last payment received and the current P&I. The interest rate is 2.875%. The current UPB reflected as per the payment history tape data is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB is xx
As per the final 1003, the borrower has been working at xx
The modification agreement was made between the lender and borrower on xx
As per the comment dated xx the FB plan was completed. No comments have been found regarding the terms of FB plan.
As per the comment dated xx the borrower was approved for a trial mod. No comments have been found regarding the terms of the trial plan.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of 2.875% beginning on xx. The loan has been modified once since origination.	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value:xx Comment: Borrower DTI Ratio Percent is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx The tape shows the lender failed to document two years of tax returns to support commission income used to qualify. Further details were not provided. Lender defect. The subject loan originated on xx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents.

Downgraded the exception as SOL has been expired. xx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower’s income is $4,537.00 and total expenses are in the amount of xx and the loan was underwritten by xx and its recommendation is “Accept” with a DTI of 49%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			733	746
25756617	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$3,519.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$954.05	2.875%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	681	Not Applicable	34.271%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx There is an active junior mortgage against the subject property in favor of xx The first and second installments of county taxes for 2023 are due total in the amount of xx No prior year delinquent taxes have been found.	According to the latest payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on xx which was applied to the due date of 11/xx/2023. The unpaid principal balance is xx	Collections Comments:The current status of the loan is performing.
According to the latest payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on xx which was applied to the due date of 11/xx/2023. The unpaid principal balance is xx
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: xx however, seller tape shows DTI ratio is xx Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: xx then no required MI cert; however, seller tape shows required MI is No.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per final 1008 and AUS housing ratio is xx however, seller tape shows housing ratio is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per final 1008 and AUS purpose of refinance is Limited Cash Out; however, seller tape shows purpose of refinance is Change in Rate/Term.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -1 Variance %: -xx Comment: As per note doc stated remaining term is 328; however, seller tape shows stated remaining term is 329. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at xx The tape shows the BWR was not employed at closing, and the lender miscalculated debts. The revised DTI is xx Further details not provided. Lender defect. The subject loan originated on xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			717	Not Applicable
60325695	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,121.45	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$786.53	5.999%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	41.732%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. The annual county taxes for 2023 are due in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan. The next due date is 12/xx/2023. The last payment was received on xx with an interest rate of 5.999% which was applied for the due date of 11/xx/2023. PH shows the current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan. The next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of xx with an interest rate of 5.999% which was applied for the due date of 11/xx/2023. PH shows the current UPB is xx
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at xx The appraisal is "as is". The improvement section of appraisal shows there is a broken window boarded over with plywood. The cost of repair is xx the notice of commencement xx for the improvement of “tear off old shingles and replace with new shingles and put a tapered system on the xx Further details are not provided. CCs do not show damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: As per latest LP DTI is xx Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: As per latest LP housing ratio is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 41.73%. The tape shows BWR’s income was not stable, and supporting documents to verify PITI, assets, and self-employment documentation are missing from the loan documents. The revised DTI is xx Lender defect. The subject loan originated on xx	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal is "as is". The improvement section of the appraisal shows there is a broken window boarded over with plywood. The cost of repair is xx Zillow search shows an estimated value at xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is xx (Lvl 2)     "Loan failed qualified mortgage lending policy points and fees test due to fees charged xx
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Downgraded the exception as SOL has been expired. xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect Mortgage Broker Fee. However, final xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase, originated on xx
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired.xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			722	Not Applicable
89317415	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Maine	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,759.24	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,120.92	4.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	41.154%	First	Final policy	Not Applicable	Not Applicable	08/xx/2022	x	Not Applicable	4.375%	x	10/xx/2022	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 11/xx/2023. The last payment was received on xx which was applied for the due date of 10/xx/2023. The current xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and next due date is 11/xx/2023. The xx
As per the final application, the borrower worked at xx for 5 years. Currently, the borrower has been working xx
As per comment dated xx borrower’s income is impacted by covid-19. FB plan was approved and ended on xx Further details not provided.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of xx	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 41.15%. The tape shows BWR income is not sufficient to support its total monthly obligations, and the lender failed to verify ATR. Further details were not provided. Lender defect. The subject loan originated on xx
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged xx

The below fees were included in the test:

Mortgage Broker Fee (Indirect) xx
Underwriting Fee paid by Borrower: xx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Compliance ease TRID tolerance test is incomplete due to initial closing disclosure dated xx is missing from loan documents. Subject loan is purchase case, originated on xx
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged xx

The below fees were included in the test:

Mortgage Broker Fee (Indirect) xx
Underwriting Fee paid by Borrower: xx
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure dated xx is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			779	Not Applicable
17182292	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,956.00	2.999%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	782	42.487%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx There is credit card judgment against the borrower xx There is a UCC lien against the borrower xx Property tax status is not available in the report.	According to the payment history as of xx the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on xx (PITI) which was applied for the due date of 11/xx/2023. The current xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is 12/xx/2023.  The current xx
As per the servicing comment dated xx the reason for default is unemployment due to Covid impact. The FB plans ran and were extended several times, starting on xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final loan application, the borrower was previously working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: 95.737%   Variance: -xx   Variance %: -xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: xx Loan Value: xx Tape Value: xx Variance: -1 Variance %: -xx Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows automated collateral evaluation (ACE) requirements were not met. The subject loan closed with PIW with an appraised value of xx Further details were not provided. A Zillow search shows an estimated value of xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 42.487%. The tape shows Co-borrower income was not stable, which may push DTI higher. Further details were not provided. Lender defect. The subject loan originated on xx

Downgraded the exception as SOL has been expired. xx
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to decrease in lender credit on Closing Disclosure dated xx Initial LE dated xx reflects lender credit at xx however, Revised CD dated xx reflects Lender Credit at xx and recording fees paid by lender xx This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			625	703
14288781	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$973.77	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$827.33	4.125%	xx	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.560%	First	Commitment	Not Applicable	Not Applicable	03/xx/2022	x	Not Applicable	3.250%	x	04/xx/2022	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded xx No active liens and judgments have been found against the borrower and subject property. No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is delinquent for 2 months. The last payment was received on xx which was applied for the due date of 8/xx/2023 and the next due date for payment is xx The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx the borrower has been delinquent for 2 months. The last payment was received on xx which was applied for the due date of 8/xx/2023 and the next due date for payment is 9/xx/2023. xx The UPB reflected as per the payment history is $xx
The subject property is owner occupied.
No evidence has been found regarding foreclosure.
No evidence has been found regarding damage.
As per initial 1003, the borrower was previously working at xx. Later, the borrower started working at xx. Currently, the borrower has been working at  xx
As per latest comment dated xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under Chapter-7 with the xx. As per voluntary petition schedule D, the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx The BK was discharged on xx	The loan was modified on xx with new principal balance of xx The borrower promises to pay the new modified xx with the new fixed interest rate of 3.250% beginning from xx to the new maturity date of XX.	Credit Report Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Original Appraised Value Loan Value: xx Tape Value: xx Comment: As per appraisal appraised value is xx however, seller tape shows appraised value is xx Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per appraisal calculated original standard LTV is xx however, seller tape shows standard LTV is 99.829%. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD xx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial CD is missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $5,001.07 exceeds fees threshold of xx
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx

Downgraded the exception as SOL has been expired. xx
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			592	Not Applicable
29944474	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$336.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$500.37	6.600%	xx	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	529	580	19.837%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx No active liens and judgments have been found. The annual county taxes for 2023 are due in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on xx and was applied to the due date of 10/xx/2023. The monthly xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on xx and was applied to the due date of 10/xx/2023. The monthly xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final application, the borrower was previously working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx| Comment: N/A. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Last payment received date is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx
																																																																																				Field: Property City Loan Value:xx Tape Value: xx Variance: Variance %: Comment: As per note city name is xx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows that the case number assignment date was less than 12 months from the date the property was acquired." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			581	503
86497796	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,513.17	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,751.67	7.125%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	779		42.425%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx No active judgments or liens have been found. Current taxes for 2023 are due on xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on xx which was applied to the due date of 10/xx/2023. The monthly xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is performing with the loan and the next due date is 11/xx/2023.The current xx. The loan has not been modified since origination. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final 1003, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: xx Comment: xx ratio is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx, annual payments (Debt Service) are xx and the debt service cover ratio (DSCR) is 0.49 which is less than 1."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject NOO loan was approved at 42.42%. The tape shows a rental income miscalculation and revised DTI is 51.10. BWR has 16 years on the job as fire engineer, xx equity in subject. Lender defect. Further details were not provided. The subject loan originated on xx * Title holder is not an individual (Lvl 2) "The subject property title holder is "Revocable Trust" and the borrower is the trustee of the revocable trust. The revocable trust rider is located at xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			790	Not Applicable
29373225	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,198.98	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,382.63	6.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	730	Not Applicable	41.604%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx No active judgments or liens have been found. County taxes for 2022 were paid in the amount of xx No prior year’s delinquent taxes have been found	According to the payment history as of xx the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on xx (PITI) which was applied to the due date of 10/xx/2023. The monthly xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan and the next due date is 11/xx/2023. The current UPB is xx The loan has not been modified since origination. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final 1003, the borrower has been the owner of xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: As per DU ratio is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per note date is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx xx   Tape Value: xx xx   Variance:    Variance %:    Comment: As per note Address street is xx xx.   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note city name is xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.60%. The tape shows undisclosed liability and the revised DTI is 163.62%. Further details not provided. Borrower defect. The subject loan originated on xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails Compliance Ease delivery and timing test for initial closing disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is less than 3 business days from the Consummation date xx The subject loan is a purchase, originated on xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 09/xx/2022 does not reflect Appraisal Rush Fee. However, CD dated xx reflects Appraisal Rush Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is available. However, COC is not getting tested due to loan failing TRID delivery and timing test.

Loan failed charges that in total cannot increase more than 10% tolerance test. xx reflects the sum of Section C fees and Recording fee at xx However, CD dated xx reflects the sum of Section C and Recording fee at xx This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

																																																																																								The subject loan is a purchase, originated on xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			694	Not Applicable
30303266	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$753.27	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$596.24	7.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	671	Not Applicable	17.730%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with the lender, xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of 10/xx/2023. The monthly xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan and the next due date is xx The current UPB is xx The loan has not been modified since origination. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final 1003, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: xx Tape Value: xx Variance: - xx Variance %: Comment: Seller tape shows Interest paid through Date xx as per the document is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the first lien prohibited fees test. The below fees were included in the test: Lender Fee paid by borrower: xx Points - Loan Discount Fee paid by borrower: xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx DTI. The tape shows the borrower was unemployed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated xx exceeds APR threshold of xx. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx
The below fees were included in the test:
Lender Fee paid by borrower: xx
Points - Loan Discount Fee paid by borrower: xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold xx
The below fees were included in the test:
Lender Fee paid by borrower: xx
Points - Loan Discount Fee paid by borrower: x

																																																																																								Downgraded the exception as SOL has been expired. xx		Moderate	Not Covered	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			596	Not Applicable
61244481	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,253.36	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$728.24	3.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	45.946%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx No active judgments or liens have been found. The county taxes for 2023 are due on xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1023.63 (PITI) which was applied to the due date of 11/xx/2023. The current xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is 12/xx/2023. The current xx
As per collection comment dated xx the RFD is reduction in income due to divorce. As per the servicing comment dated xx the loan was modified. However, the modification agreement is missing from the loan file.
As per the final 1003, the borrower has been working at xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a xx. The P&I as per payment history is xx. There is a difference in P&I with respect to the note. As per the servicing comment dated xx the loan was modified. However, the modification agreement is missing from the loan file.	Missing Dicsloures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is 25. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Appraisal Date Loan Value: xx Tape Value: xx Variance: -2 (Days) Variance %: Comment: Original appraisal date is xx Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.94%. Tape shows that the lender omitted debts from the DTI calculation without supporting documentation. xx

Downgraded to LVL2 because loan is current and SOL will be expire in the next 6 months."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. LE dated xx. This is a increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.94% as the borrower’s income is xx and the loan was underwritten by LP (xx) and its recommendation is “accept” with a DTI of 46.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			664	Not Applicable
795994	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	No	Not Applicable	First	$0.00	$4,058.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,464.68	4.875%	xx	xx	xx	Commercial	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	Yes	708	Not Applicable	37.830%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 are due in the amount of xx The annual combined taxes for 2022 were paid on xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on xx which was applied to the due date of 10/xx/2023. The unpaid principal balance is xx	Collections Comments:The loan is currently performing, and the next due date is 11/xx/2023. The last payment was received on xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated xx there is a dispute regarding the documents. The servicer requested the documents as they found a discrepancy between the original and the copies of the collateral documents.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx
The loan was originated on xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Note	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Not Applicable Tape Source: Initial Tape Type: Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance %: Comment: Commercial Tape Source: Initial Tape Type: Field: Property City Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: xx Tape Value:xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note document is missing from the loan documents. The Lost Note Affidavit is also missing from the loan documents. The loan has not been modified." * Property is xx "Subject is a unit at the xx. A Zillow search shows an estimated value of xx												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			750	Not Applicable
88424430	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,749.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,274.65	2.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	795	799	42.099%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx No active judgments/liens have been found in the updated title report against the borrower/subject property. The annual combined taxes for 2023 have been due in the amount of xx No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated as of xx the loan is performing. The last payment was received in the amount of xx which was applied for the due date 10/xx/2023. The next due date is 11/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.875%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated as of xx the loan is performing. The last payment was received in the amount of xx Current UPB as of date reflected in the provided payment history is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been the owner of xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 42.10%. The tape shows an underwriting issue regarding the DTI calculation, and the documents are missing. Lender defect. The subject loan originated on xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase exception test failed the reimbursement amount validation test as the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

Late Fees Test is fail. Loan data is xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount fee. However, CD dated xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																								Downgraded the exception as SOL has been expired. xx	* ComplianceEase Risk Indicator is "Moderate" (Lvl 1) "***Duplicate"	Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			773	794
21822944	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,474.35	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$536.43	4.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	46.763%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of combined taxes for 2023 have been paid in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on xx with an interest rate of 4.375%. The current UPB reflected as per the payment history tape data is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx the borrower is current with the loan, and the next due date is 12/xx/2023. The current xx
As per the comment dated xx the subject property is owner occupied.
As per the comment dated xx the subject property was affected by a natural disaster, and due to the hurricane, the property has no power; the roof was damaged, and there is leaking in the house. No comments have been found regarding the insurance claim, the estimated cost to repair the damages, or the completion of the repairs.
As per the comment dated xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Payment History String Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by borrower is missing from the loan documents." * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.76%, as the borrower’s income is xx and 3-year SOL is expired."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			695	Not Applicable
97304807	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,067.29	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,582.20	3.750%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	709	724	42.817%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx No active liens and judgments have been found against the borrower and the property. No prior year delinquent taxes have been found.	According to the payment history tape as of xx the borrower is current with the loan. As per tape, the last payment was received on xx which was applied for the due date of 11/xx/2023 and the next due date for payment is 12/xx/2023. The xx	Collections Comments:The current status of the loan is performing.
According to the payment history tape as of xx the borrower is current with the loan. As per tape, the last payment was received on xx which was applied for the due date of 11/xx/2023 and the next due date for payment is xx. The UPB reflected as per the payment history tape is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per the final application, the borrower is self-employed. He has been the owner of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: As per Tape data, post close DTI is 42.781%. However final application documents reflect as xx Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: 0.036%   Variance %: xx   Comment: As per Tape data, post close housing Ratio is 35.571%. However final application documents reflect as xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.81%. Tape shows documentation for the IRS payment plan, proof AMEX was paid off at the time of closing, and LOE for discrepancies in start dates on VOE and VVOE are missing from the loan file. xx active. Downgraded to xx		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			693	724
22098869	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First		$377.19	$377.19	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,385.79	6.250%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	40.969%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx No active judgments or liens have been found. The annual combined taxes for 2023 are past due in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history tape as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023. As per the tape, the current P&I is $1,385.79 and the interest rate is 6.250%. The xx	Collections Comments:The current status of the loan is performing. As per the seller’s tape data as of xx the borrower is current with the loan and the next due date is xx The loan has not been modified since origination. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final loan application, the borrower was previously working at xx as an effects assistant for the period xx Later, the borrower xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Last Payment Received Date Loan Value: xx Tape Value: 10/xx/2023 |---| 30 (Days) |----| Comment: NA. Tape Source: Initial Tape Type: Field: Loan Original Maturity Term Months Loan Value: 360 Tape Value: 180 Variance: 180 Variance %: xx Comment: NA. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 40.96%. Tape shows an income miscalculation. BWR has 14 days on the job with the current employer in the xx. Further details not provided. Lender defect. The subject loan originated on xx	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			756	Not Applicable
92774339	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$34,154.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,352.92	3.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	735	41.326%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor ofxx. No active liens and judgments have been found. The annual combined taxes for 2023 are due in the amount oxx No prior year’s delinquent taxes have been found.	According to the latest payment history tape as of xx the borrower is current with the loan and the next due date is xx The last payment was made on xx The current P&I is xx with an interest rate of 3.375%. The UPB is xx	Collections Comments:According to servicing comments, the current status of the loan is performing
According to the latest payment history tape as of  the borrower is current with the loan and the next due date is xx. The UPB is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the application, the borrower has been working atxx as an executive assistant for 52 months.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: As per calculation. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: 31.748% Variance:xx Variance %: xx Comment: As per calculation. Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: xx Tape Value: xx Variance:xx Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Comment: The PH is missing. Hence, the PH string is xx. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows loan closed with an unpaid tax debt xxwithout a payment plan.xx on the job as an executive assistant, xx and xx equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx, .."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			774	783
45873617	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,841.38	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$925.23	4.000%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	Yes	740	Not Applicable	38.219%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx withxx There is junior (MIM) mortgage active against the subject property in favor of xx All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per review of the payment history as of xx, the borrower is current with the loan and next due date is xx. The last payment was received on xx. The current P&I is xx and interest ratexx The UPB is xx	Collections Comments:The loan is currently performing. As per review of the payment history as of xx, the borrower is current with the loan and next due date is xx. The UPB is xx As per the final application, the borrower worked at xx for the period xx Currently, the borrower has been working at Jxx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Last Payment Received Date Loan Value: xx Tape Value: xx |---| xx |----| Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan closed with incorrectxx and when AUS was run with corrected xx, the risk recommendation was returned as caution. The subject loan is a xx	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan document."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			706	Not Applicable
22717818	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,542.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,839.09	5.375%	xx		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	799	Not Applicable	50.498%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx with the lenderxx No active judgments or liens have been found. The county taxes xx No prior year’s delinquent taxes have been found.	According to the review of payment history as of the borrower is current with the loan and the next due date is xx.The last payment was received on xx. The current P&I is xx with an interest rate of xx The current UPB per tape is xx	Collections Comments:The current status of the loan is performing. According to the review of payment history as of the borrower is current with the loan and the next due date is xx. The current UPB per tape is xx. The loan has not been modified since origination. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final loan application, the borrower has been the owner ofxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: xx Tape Value: xx Variance: xx) Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: xx Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows an income miscalculation due to missing income documentation. xx Downgraded to LVL2 based on PH." * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.49%, the borrower’s income was xx and total expenses are in the amount of xx and the loan was underwritten by xx and its recommendation is “Accept” with a DTI of 50.49%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			810	Not Applicable
42316998	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$319.84	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$443.66	4.375%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	646	Not Applicable	21.645%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated onxx No prior year’s delinquent taxes have been found.	According to the review of the paymetn history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx and was applied to the due date of xx. The monthly P&I is xx and the interest rate is 4.3xx75%. According to the tape, the current UPB is in the amount of xx	Collections Comments:The current status of the loan is performing.
According to the seller's tape as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx and was applied to the due date of xx. The monthly P&I is xx and the interest rate is xx According to the tape, the current UPB is in the amount of xx
No foreclosure activity has been found.
The borrower filed for bankruptcy underxx
No evidence of damage or repair has been founxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxHence, the unsecured portion isxxwas filed by the cxxborrower was discharged on xx and also got terminated on xx The date of last filing bankruptcy was xx No more evidence is available regarding current bankruptcy status.	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:xx  Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Calculated original standard CLTV ixx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Calculated original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "Subject loan is a purchase. However, final CD reflects ‘cash to’ in the amount of xx
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated xx exceeds APR threshold of xx over by xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is a purchase, originated on xx andxx
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test xx
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents.
Settlement services provider list is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			645	Not Applicable
66011260	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,882.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$623.32	3.875%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	34.836%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx. The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history tape data is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history tape data is xx
As per the final 1003, the borrower previously worked xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Initial 1003_Application Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: As per Tape data, post close DTI is xx However final application documents reflect as xx Tape Source: Initial Tape x
Field: xx (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Tape data, post close housing Ratio is xx However final application documents reflect as xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:    Tape Value: xx   Variance:xxVariance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: xx CLTV xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: xx LTV xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased from xx	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "ComplianceEase TRID tolerance test failed due to initial closing disclosure is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Borrower's intent to proceed is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan file. The loan is escrowed."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan file.

																																																																																								Home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			685	Not Applicable
56390906	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,685.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,508.63	4.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	45.476%	First	Short Form Policy	Not Applicable	xx	Unavailable	x	Unavailable	4.000%	x	06/xx/2022	Unavailable	According to the updated title report dated xx, the subject mortgage was originated on xx The annual county taxes for 2022 were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx. The unpaid principal balance is xx The current P&I is xx and the current interest rate is xx	Collections Comments:The loan is currently performing and the next due date is xx.
The last payment was received on xx. The unpaid principal balance is xx
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx
As per the comment dated xx the mod was approved.
As per the comment dated xx the subject property is owner occupied.
As per the comment dated xx the subject property was damaged. The type of damage is not available. The loss draft check was received, but the amount is not mentioned. However, we are unable to determine whether the repairs have been completed or not. Further details not provided.
As per the final application, the borrower has been the president oxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx an interest rate of xx and a maturity date of xx. According to the payment history as of xx, the current P&I is xx However, there is a difference in P&I with respect to note data. As per the seller’s tape, the loan was modified on xx with the new modified principal balance is xx As per the comment dated xx the mod was approved. The modification agreement is missing from the loan file.	Credit Report Initial 1003_Application Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Doc Date of Last Modification Loan Value: Unavailable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Initial escrow account disclosure in the loan file.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Tape data, post close housing Ratio is xx However final application documents reflect as xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variancexx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per Tape data, Maturity term of loan is xx:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): xx Loan Amount: xx CLTV xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Final CD reflects sales price of property is xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased due to missing documentation. Review of the loan document shows the initial 1003, CD, and other disclosures are missing from the loan file. Further details not provided."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "ComplianceEase TRID tolerance test failed due to initial closing disclosure is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan file."
* Intent to Proceed Missing  (Lvl 2)     "Borrower's intent to proceed is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan file.

Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten byxx and its recommendation is “Accept/Eligible” with a DTI of xx		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	684
64977863	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	Other	$0.00	$10,180.96	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,991.48	2.875%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	639	Not Applicable	63.121%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx There are two active prior mortgages against the subject property. The first senior mortgage was recorded on xx No prior year’s delinquent taxes have been found.	As per review of the payment history as of the borrower is current with the loan and the next due date is xx. The last transaction was made on xx. The current P&I is xx with an interest rate of xx The UPB is xx	Collections Comments:According to servicing comments, the current status of the loan is performing
As per review of the payment history as of  the borrower is current with the loan and the next due date is xx. The UPB is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the final application, the borrower has been the ownexx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Hazard Insurance Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Yes. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance:xx Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The loan maturity term months are xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The PH string is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Per appraisal report, the subject property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower’s income is xx and total expenses are in the amount of xx and AUS report at closing is missing from the loan documents."	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/LP report is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tapes show income documentation is incomplete. xx Downgraded to LVL2 because loan is current and SOL will be expire in the next 6 months." * ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "Compliance ease TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is refinance case, originated on xx as. Downgrade to LVL2, 3 year SOL expires in 2024"		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			678	Not Applicable
67042170	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,111.63	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$982.00	6.125%	xx	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	606	40.852%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx. The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history is xx
As per the final 1003, the borrower has been working at "xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value xx NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L require MI? No. NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV Ratio Percent xx in audit xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTVxx in audit xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 5/xx/2053 Tape Value: xx Variance: -xx Variance %: Comment: Stated maturity date 1xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan closed prior to the USDA issuing the conditional commitment. Further details were not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			622	617
89300185	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,994.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,127.28	7.375%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	45.017%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx and was applied to the due date of xx. The monthly P&I is xx and the interest rate is xx The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx and was applied to the due date of xx. The monthly P&I is xx and the interest rate is xx The current UPB is xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: 11 |---| -1 |----| -xx Comment: Age of loan is xx Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per LP, calculated DTI is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan file." * Loan does not conform to program guidelines (Lvl 3) "Missing gift documentation and review of the LP report show that funds to close requirement is xx and assets available are xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "Settlement service provider list is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45% DTI. Tape shows the loan file contains several defects, including income misrepresentation as per the offer letter from the employer. The pay rate is xx per hour and the actual rate of pay is xx Missing child support income documentation, and a missing Klarna payoff statement of xx to exclude debt. Bxx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			647	Not Applicable
26862358	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	$362.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,804.60	6.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	42.177%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated onxx No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx. The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history is xx
As per the final 1003, the borrower previously worked at xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: As per note the document date is xx Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variancxx) Variance %: Comment: As per note stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape and file show the subject is a new construction property and is a non-arm length transaction with a sales price of xx and the appraised value came in at xx which is xx above the sales price. Xx	* Closing_Disclosure violations (Lvl 3) "As per the document tracker located at xxthe revised CD dated xx is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails Qualified Mortgage lending policy points and fees test due to Fees charged xx exceeds fees threshold of xx over by xx  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan exceeding the interest-party contribution (IPC) limit of xx
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows two unsourced large deposits totaling xx Total assets available as per LP are xx and the cash to close requirement is xx Backing out the large deposits creates an asset shortfall of xx Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial CD is missing from loan documents.

Downgrade to LVL2, 1 year SOL has expired"
* GSE Points and Fees Test Violations (Lvl 2)     xx

																																																																																								Downgraded the exception as SOL has been expired. xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			668	Not Applicable
50654448	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,790.93	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,135.41	3.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	37.220%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower has been delinquent for 2 months and the next due date is xx. The last payment was received on xx in the amount of xx and was applied to the due date of xx The monthly P&I is xx and the interest rate is xx The current UPB is xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx, the borrower has been delinquent for 2 months and the next due date is xx. The last payment was received on xx in the amount of xx and was applied to the due date of xx The monthly P&I is xx and the interest rate is xx The current UPB is xx
As per the comment dated xx RFD was loss of income.
No comments have been found regarding the COVID impact.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final application, the borrower was previously working axx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Note reflects age of loan as xx months. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows the final AUS is ineligible. Review of the post-close LP risk class is caution due to DTI as the lender miscalculated PITI and other debts, which may push DTI from xx

Downgraded the exception as SOL has been expired. xx
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the state regulation for the first lien prohibited fees test.
The following fees were included in the test:
NJ - Attorney Fee paid by Borrower: xx
Title Closing Protection Letter (CPL) paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. xx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			623	Not Applicable
34354152	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$500.90	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$627.88	7.625%	xx	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	601	Not Applicable	43.084%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in thexx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of xx. The monthly P&I is xx and the interest rate is xx The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan and the next due date is xx. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final 1003, the borrower is receiving xx total monthly amount of xx No other employment or income details were found in the loan application.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per Tape data, age of loan is 10. However it reflects 8. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variancexx Variance %: Comment: Original note reflects, note date is xx. Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Loan Origination Fee Test failed due to Fees charged xx Settlement or Closing Fee paid by Borrower: xx Termite Repairs paid by Borrower: xx * Loan does not conform to program guidelines (Lvl 3) "The subject loan is a VA cash-out refinance. Tape shows the loan is uninsurable as VA entitlement was not restored. Further details not provided." * MI, FHA or MIC missing and required (Lvl 3) "VA Guaranty certificate is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			636	Not Applicable
28485806	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,504.54	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,412.74	3.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	779	797	30.657%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx, the subject mortgage was originated on xx with the lender xx	As per the review of payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx The current P&I isxx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx, the borrower is current with the loan and the next due date is xx. The UPB is xx As per final 1003, the borrower was previously working atxxd. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: As per 1008 borrower DTI xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: As per 1008 housing ratio is xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the seller is unable to mitigate the difference in the flood zone on the policy, the flood certificate, and the appraisal. Review of the appraisal report and flood certificate shows that property is in a flood zone. Flood insurance coverage is available for the subject mortgage. Further details not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase xx tolerance test. Loan estimate dated xx reflects Appraisal Fee at xx However, CD dated xx reflects Appraisal Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																								Subject loan is purchase case, originated on xx and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			784	Not Applicable
50826523	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First		$1,191.38	$1,175.70	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,096.64	3.125%	xx		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	805	810	45.271%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx	As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx. The UPB is xx As per the final application, the borrower has been working atxx No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape xx Comment: Age of loan is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xxand its recommendation is 'Approve/Eligible' with a DTI of xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			701	Not Applicable
18561566	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First		$0.00	$7,942.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,010.26	3.875%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	27.736%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx, the subject mortgage was originated on xx with thexx	As per the review of payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and the next due date is xx. The UPB is xx The loan was originated on xx As per tape data, the borrower was not employed at the time of closing. As per final application, the borrower has been working atxxrs. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Valuexx Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL has expired." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			686	Not Applicable
85868570	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First		$3,595.17	$8,493.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,348.57	3.125%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	38.455%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded xx	As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx. The UPB is xx As per the final application, the borrower has been working at xx. As per comment dated xx Covid-19 attestation is located atxx No damages have been reported. As per comment dated xx subject property has been occupied by the owner. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Borrower DTI Ratio Percent is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows that the MI audit revealed that the xx the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			640	Not Applicable
72742797	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$4,576.52	$10,552.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,088.88	4.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	746	Not Applicable	44.961%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of x in xx	According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx
As per comment dated xx the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing Dicsloures Missing DU/GUS/AUS	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx annual payments are xx and their debt service cover ratio (DSCR) is xx which is less than xx * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS from the time of closing is missing from the loan documents. Post-closure AUS is available at xx and its risk recommendation is xx" * Missing proof of hazard insurance (Lvl 3) "Valid hazard insurance policy is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is xx and was approved at xx Tape shows the lender miscalculated the rental income, and the revised DTI is xx Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			655	Not Applicable
82130265	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,118.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,310.83	4.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	44.750%	First	Final policy	Not Applicable	Not Applicable	xx	x	Not Applicable	2.875%	x	02/xx/2022	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lender xx No prior year’s delinquent taxes have been found.	According to the tape as of xx, the borrower is currently delinquent for 4 months and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx The current P&I is xx and the interest rate is xx The forbearance plan was approved for 6 months began on xx and ran until xx	Collections Comments:The loan is currently in collection, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx, the borrower’s income was impacted by Covid-19. The forbearance plan for 6 months began on xx and ran until xx
As per the comment dated xx, the subject property is owner occupied.
As per the comment dated xx, the reason for default is curtailment of income.
No comment pertaining to the damage to the subject property has been observed. xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx between the borrower xxand lender xxAs per the modified terms, the new principal balance is xx The borrower agreed to pay the P&I of xx and interest rate of xx beginning on xx till maturity date of xx

Field: Age of Loan Loan Value: xx Tape Value:xx Comment: Note reflects age of loan as xx months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: DTI is xx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collectionsxx   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Hsg ratio is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Note reflects maturity date as xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Note reflects maturity term as xx months. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the seasoning period for undisclosed foreclosure was not met. Further details were not provided."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx The loan was underwritten by DU (xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
56581530	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,922.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,472.75	4.250%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	627	Not Applicable	54.260%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx and recorded on xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower has been delinquent with the loan for 7 months, and the next due date is xx. The last payment was received on xx in the amount of P&I of xx which was applied for the due date of xx. The current rate of interest is xx and the current UPB is xx	Collections Comments:According to servicing comments, the current status of the loan is in collection.
According to the payment history as of xx, the borrower has been delinquent with the loan for 7 months, and the next due date is xx. The current UPB is xx
As per the collection comment dated xx the borrower’s income was impacted by Covid-19. Further details not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. CCs do not show any damage.
The COVID-19 attestation document is available at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance Transmittal (1008)	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: Yanet   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xx Days   Tape Value: Collections   Variance:    Variance %:    Comment: Collections xx days   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: FHA   Tape Value: Other   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value: xxVariance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the xx test threshold test due to an APR calculated at xx exceeding the APR threshold of xx over by xx The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. Loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at xx exceeding the APR threshold of xx over by xx The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan testxx
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD dated xx is missing from the loan documents. However, document tracker is available at xx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx The loan was underwritten by DUxx
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			683	Not Applicable
37496383	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,632.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,972.73	6.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	781	743	43.701%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx and was recorded on xx in the amount xx No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has beenxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the seller credited over the allowable amount on the seller's CD. The Freddie Mac IPC limit is 3%; however, the seller CD reflects the seller's contribution of xx Elevated for client review." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			739	Not Applicable
35924610	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,154.45	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,561.19	6.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	810	Not Applicable	50.197%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current monthly P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current monthly P & I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
There are two notices of commencement located at “xx The general description shows the installation of a roof-mounted xx. CCs do not show any damages.
As per tape data, the subject property is owner occupied.
The subject property is inxx
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value:xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow account indicator is yes.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: First payment date is xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: 0 Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx The tape shows the tax return for yeaxx is missing, and xx income using only one year (2022) tax returns is unsupported. The revised DTI is xx on the job as an employee and 2 years as an xx	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE QM points and fees test due to fees charged xx exceeds fees threshold of $xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test due to LE dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at xx This is increase in fee of $ xx for charges that cannot increase. Valid xx for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1 year SOL is active. Downgraded to xx assuming securitization closes xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			794	Not Applicable
39712287	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$3,687.74	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,750.00	5.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	26.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	792	48.910%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock Missing Required Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is N/A. Tape Source: Initial Tape Type: Field: MI Company Loan Value: Unavailable Tape Value: Radian Variance: Variance %: Comment: MI company is unavailable. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows a dispute over student debt monthly payments, and the revised DTI is xx Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active.xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP xx) and its recommendation is "accept" with a DTI of 49%."		Minimal	Pass	Pass	No Result	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			766	Not Applicable
15719703	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,718.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$686.56	7.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	22.086%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx with the lender, xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx and was applied to the due date of xx. The monthly P&I is xx and the interest rate is xx The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx and was applied to the due date of xx. The monthly P&I is xx and the interest rate is xx The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final application, the borrower was previously working xxCurrently, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Initial LE Missing or error on the Rate Lock Missing Required Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Note reflects age of loan as 11 months. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: DTI is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: MI Company Loan Value: Unavailable Tape Value: Other Variance: Variance %: Comment: Not available Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application signed by the borrower is missing from the loan documents."
* Fraudulent  (Lvl 3)     "Comment dated xx shows Fannie Repurchase due to fraud. Further details were not provided."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows xx was not employed at the time of closing. Further details not provided. xx defect. The subject loan originated on xx and the 3-year SOL is active." * ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to initial LE is missing from the loan documents. Downgraded the exception as SOL has been expired. xx		Minimal	Pass	Pass	No Result	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			752	Not Applicable
24222197	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,050.24	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,992.76	7.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	xx	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	798	724	45.283%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx with the lender xx	As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The current P&I is xx and PITI is xx The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx. The UPB is xx As per final application, the borrower has been working atxx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance Transmittal (1008)	Field: Age of Loan Loan Value: Tape Valuexx Comment: As per note doc age of loan is 2; however, seller tape shows age of loan is 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per final application DTI ratio percent is xx however, seller tape shows DTI ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per appraisal calculated LTV ratio percent is xx however, seller tape shows LTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: x   Variance:    Variance %:    Comment: Property city name is 'xx'.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Final DU report is missing from loan document. However, post-closing DU is located xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents.

Settlement services provider list is missing from loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows the lender miscalculated the debts, and the revised DTI is xx BWR has xx years on the job asxx		Minimal	Pass	Pass	No Result	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			754	Not Applicable
9541887	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$164.43	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,034.10	6.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	688	734	47.567%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx with the lendexx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx and was applied to the due date of xx. The monthly P&I is xx and the interest rate is xx The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx and was applied to the due date of xx. The monthly P&I is xx and the interest rate is xx The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value:xx Comment: Age of loan is 1. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per calculation DTI is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: Radian   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Mortgage insurance certificate is missing from loan documents. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx fees threshold xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from the loan documents."
																																																																																							* RESPA Homeownership Counselling Disclosure Date Test Fail (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows the lender miscalculated the debts and revised DTI is xx BWR has 7 years SE xx" * Property is Manufactured Housing (Lvl 2) "The home is affixed. As per appraisal report located at xxhe subject property is a manufactured home. The affidavit of affixation is available at xx reflecting that the home is affixed permanently to the land. The xx endorsement is not attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			667	Not Applicable
88135208	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,040.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,283.97	7.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	691	722	42.805%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx with the lender Ixx	As per payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx for the due date of xx. The current P&I is xx and interest rate is xx The UPB is xx	Collections Comments:The loan is currently performing. As per payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on x for the due date of xx. The current P&I is xx and interest rate is xx The UPB is xx As per final 1003, the borrower was previously working at xx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx Tape shows the lender miscalculated the monthly student debt, and the revised DTI is xx has 6 months on the job as account relationshipxx	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated xx exceeds APR threshold of xx over by xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx does not reflect Lock Extension fee. However, CD dated xx reflects Lock Extension fee at xx
Loan estimate dated xx reflect Credit Report Fee at xx However, CD dated xx reflects Credit Report Fee at xx
This is an increase in fees of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan originated on xx, and the 1-year SOL is active.

Downgraded the exception as SOL has been expired. xx
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at xx exceeds APR threshold of xx over by xx HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			635	671
46221269	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$1,502.08	$1,482.32	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,782.17	3.250%	xx	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	643	Not Applicable	55.421%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lenderxx	According to the latest payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx The current P&I is xx and the interest rate is xx	Collections Comments:The loan is currently performing and the next due date is xx.
The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
The borrower has been receiving social security income.
The Covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: As per Tape data, post close DTI is xx However final application documents reflect as xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA/.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Limited Cash Out (GSE definition)   Variance:    Variance %:    Comment: Purpose of refinance is cash out other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: As per tape data, Stated maturity date is xx .However Note documents reflects it xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows GNMA seasoning was not met on the loan. The subject loan is insured and meets VA requirements. Further details not provided."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			651	Not Applicable
10775726	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$774.72	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,007.93	6.250%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	599	633	41.251%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of updated title report dated xx, the subject mortgage was originated on xx in the amount ofxx No prior-year delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx, the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx No bankruptcy and foreclosure evidence has been found. As per the final application, previously, the borrower worked at xx Later, the borrower worked at xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: CLTV is xx Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: LTV is xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsurable as it failed the FHA’s 90-day flipping rule. The review of the appraisal report shows the date of the prior sale or transfer is xx in the amount of xx The subject property's xx, new flooring, new roof and HVAC. The subject purchase price on xx was xx. Elevated for client review."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase transaction. However, the final CD reflects cash to the amount of xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			599	632
79075126	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,999.61	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,172.30	3.875%	xx	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	35.278%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx in favor of as nominee for xx No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final 1003, the borrower previously worked at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -xxVariance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "In VA cash-out refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			709	Not Applicable
89770378	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,885.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,006.63	3.625%	xx	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	660	676	38.858%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor nominee for xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx. The current P&I is xx with an interest rate of xx The current UPB is xx	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No details pertaining to the damage to the subject property have been observed.
As per the application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: Note reflects date as xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "In VA cash-out refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			643	647
48261211	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$690.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$928.05	7.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	681	49.294%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx The current P&I is xx and the interest rate is xx	Collections Comments:The loan is currently performing and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged of xx exceeds fees threshold ofxx The following fees were included in the test: Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the state regulation for the first lien prohibited fees test.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows that the appraised value of the subject is not supported due to the use of inappropriate comparable sales. Comps selected are dissimilar in terms of location, xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx does not reflect points - loan discount fee. However, the final CD dated xx reflects the points - loan discount fee at xx This is an increase in the fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of xx exceeds fees threshold of xx over by xx The following fees were included in the test: Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. xx	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx. Notary's signature date on the deed of trust is xx. Note date is xx	Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			622	Not Applicable
88652927	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	Second		$0.00	$93.21	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,832.91	7.000%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	735	45.229%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx in favor of xx No delinquent taxes have been found for the prior year.	According to the payment history as of xx, the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx, the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx No bankruptcy and foreclosure evidence has been found. As per the collection comment dated xx s. As per the final application, previously, the borrower worked at xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: N |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulations for the first lien prohibited fees test. The following fees were included in the test: Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx * Loan does not conform to program guidelines (Lvl 3) "Tape shows qualifying income used is not eligible for Freddie Mac. BWR xx			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			498	Not Applicable
79128191	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$3,688.33	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,248.55	7.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	777	Not Applicable	43.906%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx, the borrower is current with the loan, and the next due date is xx. We are unable to determine the last payment received, current P&I, or interest rate. The current UPB reflected, as per the payment history tape data, is xx	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB is xx
As per the final 1003, the borrower has been working at xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Updated as per note documents. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per note documents.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per note documents.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: - Variance %: Comment: Updated as per note documents. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx Tape shows an income miscalculation. BWR has xx	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of $xx The below fees were included in the test: Administration Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Occupancy concerns - (Lvl 3) "Subject was approved as xx however borrower works andxxclient review."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflect Points - Loan Discount fee at xx However, CD dated xx reflects Points - Loan Discount Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 2)    QM points and fees test due to Fees charged xx exceeds fees threshold of xx

The below fees were included in the test:

Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. xx		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			776	Not Applicable
33595331	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,186.35	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$535.13	5.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	38.955%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx, the borrower is current with the loan, and the next due date is xx. We are unable to determine the last payment received, current P&I, or interest rate. The current UPB reflected, as per the payment history tape data, is xx	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx, the borrower is current with the loan, and the next due date is xx. We are unable to determine the last payment received, current P&I, or interest rate. The current UPB reflected, as per the payment history tape data, is xx
As per the final 1003, the borrower has been retired and is receiving social security income.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Borrower First Name Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note reflects borrower 1st name as xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows that the loan had an early payment default (EPD). Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated at xx exceeds APR threshold of xx over by xx The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx reflects the transfer taxes fee at xx However, the final CD dated xx reflects the transfer taxes fee of xx This is an increase in the fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at xx exceeding the APR threshold of 5.360% over by xx The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulationxx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			694	Not Applicable
96233253	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,958.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,569.86	3.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	47.975%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI), which was applied for the due date of xx. The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history is xx
As per the initial 1003, the borrower has been working at xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Original Appraised Value Loan Value: xx Tape Value: xx Comment: Appraisal reflect appraised value is xx Tape Source: Initial Tape Type: Field: Original Stated Rate Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Note reflect original stated rate is xx Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;

Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows undisclosed mortgage debt at the time of closing may push DTI to xx Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx reflects Points - Loan Discount Fee at xx However, final CD dated xx reflects Points Loan discount fee xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by xxand its recommendation is Approve/Eligible with a DTI of xx		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			710	Not Applicable
4689870	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,516.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,446.87	3.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	721	37.894%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx. The UPB is xx
As per the final application, the borrower has been working at xx
As per comment dated xx borrower’s income is impacted by covid19. FB plan was approved for 3 months which started on xx and ended on xx As per comment dated xx a 5-month deferment plan was approved that started on xx and ended on xx
Covid-19 attestation is located atxx
As per comment dated xx subject property has been occupied by the owner.
No damages have been reported.

No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Seller tape shows DTI Ratio percent is xx as per the LP document is xx Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -3 (Days)   Variance %:    Comment: Seller tape shows Note date is xx as per the Note document is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx    Variance:    Variance %:    Comment: Seller tape shows Property Addressxx
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Seller tape shows State maturity date is xx as per the Note document is xx Tape Source: Initial Tape Type:	3: Curable		* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows that the stability of BWR2 employment and income was not established, and excluding BWR2’s income pushes the DTI to xx BWR has 8 years on the job as a xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			679	Not Applicable
18837615	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,649.40	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,184.58	6.625%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	633	Not Applicable	36.543%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for Guaranteed xx No prior year’s delinquent taxes have been found.	The loan was originated on xx and the first payment due date is xx. According to the latest payment history as of xx, the borrower is current with the loan and the next due date is xx. The unpaid principal balance is xx The current P&I is xx and the interest rate is xx	Collections Comments:The loan is currently performing and the next due date is xx. The loan was originated on xx and the first payment due date is xx. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Borrower DTI Ratio Percent is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Housing Ratioxx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -   Variance %:    Comment: Original Note Doc Date is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: - Variance %: Comment: Stated Maturity Date is xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without appraisal. However, xx disclosure signed by the borrower is missing from the loan documents. Zillow search shows estimated value xx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects points - loan discount fee at xx However, CD dated xx reflects points - loan discount fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan closed with xx
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Final AUS is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."		* First Payment Date more than 2 Months after Settlement Date (Lvl 1) "First payment date is and the settlement date is xx which is after the settlement date."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			645	Not Applicable
67094966	xx	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$3,396.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,462.80	3.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx, the subject mortgagexx There is a civil judgment against the borrower in favor of xxfor the amount of $1,004.41 recorded on xx The annual combined taxes for 2023 were paid in the amount of $3,396.40 on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 11/xx/2023, the borrower has been currently delinquent for 6 months and the next due date is 5/xx/2023. The last payment was received on 6/xx/2023 in the amount of $2,267.81 which was applied to the due date of 4/xx/2023. The unpaid principal balance is $xx. The current P&I is $1,462.80 and the interest rate is xx	Collections Comments:The loan is currently in collection and the next due date is 5/xx/2023.
The last payment was received on 6/xx/2023 in the amount of $2,267.81 which was applied to the due date of 4/xx/2023. The unpaid principal balance is xx.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 10/xx/2023, the borrower isxx.
As per the comment dated xx, the reason for default is curtailment of income.
As per the comment dated 10/xx/2023, the subject property is owner occupied.
As per the comment dated 7/xx/2023, the subject property is located in disaster area.
No comment pertaining to the damage to the subject property has been observed.
The employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $1,462.80, an interest rate of 3.250% and a maturity date ofxx. The P&I as per payment history is $1,462.80 and the interest rate is 3.250%.The due date has been changed from XX to XX. As per the tape, the loan was modified on xx. The modification agreement is missing from the loan file.	Credit Application Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Initial Escrow Acct Disclosure Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Missing Required Disclosures Note Notice of Servicing Transfer Origination Appraisal Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 58.235% |---| |----| Comment: Unavailable Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 8/xx/2023   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $xx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value:xx  Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 10/xx/2020   Tape Value: 4/xx/2023   Variance: -912 (Days)   Variance %:    Comment: Interest paid through date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: 30.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Unavailable   Tape Value: xx  Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 10/xx/2050 Variance: Variance %: Comment: Unavailable Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing from the loan file. The affidavit of lost note is not available in the loan file. The tape data indicates the latest modification was made on xx and the borrower has been making payments as per the modification. However, the modification agreement is missing from the loan file."	* Compliance Testing (Lvl 3) "The tape shows that the loan failed to meet the Federal FACTA disclosure timing test. A credit report was obtained on xx and a FACTA disclosure was issued on xx Further details not provided. Also, the subject loan's initial QM status did not match and was later corrected to non-QM per client request. Further details not provided." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "DTI at the time of loan approval could not be verified due to missing loan documents. Tape shows the lender miscalculated income using 1 year's tax returns instead of a 2-year average. The DTI is at 58.23%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			523	Not Applicable
85999609	xx	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$2,946.64	$5,625.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,269.32	3.125%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	711	757	45.935%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was xx There is an active junior mortgage against the subject property in favor of xx The county taxes for 2023-2024 have been delinquent in the amount of $2,946.64 which was due on 12/xx/2023 and is payable on 12/xx/2023. The second installment of county taxes for 2022/2024 is due in the amount of $2,678.76.	According to the payment history as of 11/xx/2023, the borrower has been delinquent for 9 months. The last payment was received on 10/xx/2023, which was applied for the due date of 1/xx/2023 and the next due date for payment is 2/xx/2023. The P&I is $2,269.32 and PITI is $2,307.14. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of 11/xx/2023, the borrower has been delinquent for 9 months. The last payment was received on 10/xx/2023, which was applied for the due date of 1/xx/2023 and the next due date for payment is 2/xx/2023. The P&I is $2,269.32 and PITI is $2,307.14. The UPB reflected as per the payment history is xx.
As per the servicing comment dated 6/xx/2023, the borrower’s income was impacted by COVID-19. The forbearance plans were extended for 3 months. Further details are not provided.
As per comment dated 6/xx/2023, the subject property is renter occupied.
No evidence has been found regarding bankruptcy and foreclosure.
As per final application, the borrower has been working at “xx.” as a xx for 173 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 45.935%   Tape Value: 43.243%   Variance: 2.692%   Variance %: 2.69200%   Comment: Borrower DTI ratio percent is 45.935%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "The subject is NOO. Tape shows a revised LE or CD was not provided to the BWR within three business days of the changed circumstances. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is NOO and was approved at 45.93%. The tape shows lease payments were not included in DTI calculations, which may push DTI higher. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			755	781
93643834	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,680.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,307.63	4.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	Not Applicable	40.328%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of updated title report datexx, the subject mortgage wasxx No active liens or judgments have been found. The annual combined taxes for 2023 are due in the amount of $840.34 for 12/xx/2023. No prior-year delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan. The next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,307.63 with an interest rate of 4.375% which was applied for the due date of 11/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan. The next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,307.63 with an interest rate of 4.375% which was applied for the due date of 11/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, previously, the borrower was the owner of xx from 12/xx/2014 to 12/xx/2020. Currently, the borrower has been working at xx as a web developer for 14 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 34 (Days) |----| Comment: As per documents. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 40.328% Tape Value: 3326.800% Variance: -3286.472% Variance %: -3286.47200% Comment: As per calculation. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 33.268% Tape Value: 40.330% Variance: -7.062% Variance %: -7.06200% Comment: As per calculation. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows that the appraised value of the subject is not supported. Subject is an older home that faces railroad tracks. Comps appear superior. Comp #2 with a sales price of $XX, is closest to the subject property, valued at $XX. Zillow search shows an estimated value of $XX. Current UPB $XX. Tape also notes that there is a BPO showing xx LTV. BPO was not in file. Elevated for client review."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx and the loan closed on xx No lock extension found."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 02/xx/2022 reflects Appraisal Fee at $350.00. However, final CD dated 03/xx/2022 reflects Appraisal Fee at $750.00. This is an increase in fee of +$400.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			707	Not Applicable
44751181	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,503.45	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$923.58	6.250%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	44.460%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of $1,503.45. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,068.69 which was applied to the due date of 11/xx/2023. The unpaid principal balance is xx. The current P&I is $923.58 and the interest rate is 6.250%.	Collections Comments:The loan is currently performing and the next due date is 12/xx/2023.
The last payment was received on 11/xx/2023 in the amount of $1,068.69 which was applied to the due date of 11/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 5/xx/2023, the subject property is owner occupied.
As per the comment dated 5/xx/2023, there is a payment dispute.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx” as a lead project manager for 300 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 45 (Days) |----| Comment: As per documents. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.460%   Tape Value: 2340.000%   Variance: -2295.540%   Variance %: -2295.54000%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 38.398%   Tape Value: 44.460%   Variance: -6.062%   Variance %: -6.06200%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: As per documents.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -3 (Days)   Variance %:    Comment: As per documents.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per documents. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged of $5,150.00 exceeding the fee threshold of $4,264.61 by +$885.39. The following lists of fees were included in the test: Commitment Fee paid by Borrower: $xx Mortgage Broker Fee paid by Borrower: $xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $5,150.00 exceeding the fee threshold of $4,264.61 by +$885.39. The following lists of fees were included in the test: Commitment Fee paid by Borrower: $xx Mortgage Broker Fee paid by Borrower: $xx
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan was approved as NOO. FCD shows the proceeds in the amount of $xx were used for non-mortgage debt. The loan was tested for compliance through CE."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is approved at 44.46%. The tape shows the loan was repurchased as the BWR was not employed at the time of closing. Further details were not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.460% as the borrower’s income is $7,125.00 and total expenses are in the amount of $3,167.78. The loan was underwritten by DUxx, and its recommendation is "Approve/Eligible" with a DTI of 44.45%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			669	Not Applicable
60752279	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,179.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,691.64	3.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	48.285%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage wasxx There are 2 prior hospital liens against the borrower in favor of the same plaintiff “xx” in the amount of $1,473.48. County taxes for 2023 are due in the amount of $5,179.42 on 3/xx/2024. No prior year delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan. The last payment was received on 11/xx/2023, which was applied for the due date of 11/xx/2023 and the next due date for payment is 12/xx/2023. The P&I is $1,691.64 and PITI is $2,038.45. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan. The last payment was received on 11/xx/2023, which was applied for the due date of 11/xx/2023 and the next due date for payment is 12/xx/2023. The P&I is $1,691.64 and PITI is $2,038.45. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at “xx” as a CPA for 132 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 121 (Days) |----| Comment: Final application date is 02/xx/2022. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower #1 middle name is xx   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.285%   Tape Value: 3596.200%   Variance: -3547.915%   Variance %: -3547.91500%   Comment: As per Tape data, post close DTI is 3,596.200%. However final application documents reflect as 48.282%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note shows borrower last name is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: 40.309% Tape Value: 43.940% Variance: -3.631% Variance %: -3.63100% Comment: As per Tape data, post close housing Ratio is 43.940%. However final application documents reflect as 40.309% Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. BWR purchased another property within 60 days of closing. Further details were not provided. Elevated for client review."	* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure dated xx is missing from the loan file." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year." * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.28%, as the borrower’s income is $5,593.83 and total expenses are in the amount of $2,700.99 and the loan was underwritten by DUxxand its recommendation is 'Approve/Eligible' with a DTI of 48.28%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			664	Not Applicable
36659829	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,990.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,254.97	5.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	684	Not Applicable	31.992%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was xx No active judgments or liens have been found. The combined taxes for 2022 are due on 1/xx/2024 in the amount of $2495.24. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,860.92 (PITI) which was applied for the due date of 11/xx/2023. The current monthly P&I is $2,254.97, and the interest rate is 5.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB per tape is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final loan application, the borrower has been the owner of “xx" since 11/xx/2013.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 74 (Days) |----| Comment: Seller tape shows application date is xx as per 1003 is xx Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 0.000% Tape Value: 25.960% Variance: -25.960% Variance %: -25.96000% Comment: Seller tape shows Housing Ratio is 25.960% as per 1008 document is 0%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is a NOO and was approved at 21.50%. The tape shows the loan was repurchased from FNMA due to a rental income miscalculation of the subject and REO property not disclosed on tax returns and applications. The revised DTI is 121%. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has been SE for more than 15 years, FICO 752, 0X30 since inception, and $xx equity in the subject. Downgraded to LVL 2 because occupancy is investment and ATR Exempt."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			784	Not Applicable
33347963	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,429.72	3.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	46.954%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. Tax status is to follow. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 2/xx/2024. The last payment was received on 11/xx/2023 in the amount of $2,562.61 which was applied for the due date of 1/xx/2024. The current P&I is $1,429.72 and PITI is $2,562.61. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 2/xx/2024. The UPB is xx.
As per the final application, the borrower is getting income from social security and pension.
The appraisal is "subject to repairs." As per the document located at “xx” multiple items are listed for the improvements in the amount of xx. The photo addendum shows the foundation and water coming into the basement. An estimated cost of repair is not available. CC does not show any damage.
Covid-19 attestation is located at “xx”.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 4/xx/2021 |---| 71 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.954%   Tape Value: 2857.000%   Variance: -2810.046%   Variance %: -2810.04600%   Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.575%   Tape Value: 47.670%   Variance: -19.095%   Variance %: -19.09500%   Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx Tape Value: xx Variance: xx Variance %: 23.56774% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal of subject property is subject to repairs of multiple items listed in the improvements addendum xx totaling xx. Final closing disclosure reflect escrow holdback amount $XX. However, 1004D completion report is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of $9,227.40 over by +$1,562.60. The below fees were included in the test: Mortgage Broker Fee (Indirect) $xx Underwriting Fee paid by Borrower: $xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.95%. Tape shows rental income from departing REO cannot be supported as BWR sold the property after closing; without rental income, the borrower no longer qualifies, and DTI exceeds 56%. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on Closing Disclosure dated xx Initial CD dated xx reflects lender credit at $800.00 (fees paid by lender) however, Revised CD dated 6/xx/2021 reflects Lender Credit at $783.75. This is decrease of $16.25 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on 6/xx/2021 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xxxceeds fees threshold of xx over by +$1,562.60.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $xx
Underwriting Fee paid by Borrower: $xx

Downgraded the exception as SOL has been expired. 04/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.95% as the borrower’s income is $9,245.94 and total expenses are in the amount of $4,341.36 and the loan was underwritten by DU xx		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			737	791
21860825	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,914.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,293.32	6.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	46.512%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xxthe subject mortgage was originated on xx No active judgments or liens have been found. The first and second installments of county taxes for 2023 are paid.	As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $5052.95 which was applied for the due date of 11/xx/2023. The current P&I is $4293.32 and PITI is $5052.95. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The UPB is xx.
As per the final 1003 application, the borrower was previously working at “xx.” for the period 05/xx/2020 to 08/xx/2021. Later, the borrower started working at “xx” for the period 08/xx/2021 to 09/xx/2022. Currently, the borrower joined “xx.” as a “xxr” on 09/xx/2022.
The loan was originated on 01/xx/2023 and the Covid-19 attestation is located at “xx".
The post-closing details regarding the bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 10 (Days) |----| Comment: NA. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 46.512% Tape Value: 3248.400% Variance: -3201.888% Variance %: -3201.88800% Comment: NA. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 32.484% Tape Value: 52.190% Variance: -19.706% Variance %: -19.70600% Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.51%. Tape shows undisclosed debts prior to closing may push DTI to 52%. Borrower's attorney is not responding to investor's request. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. 04/xx/2024."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date as 01/xx/2023 which is after the consummation date.

Downgraded the exception as SOL has been expired. xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated 01/xx/2023 reflects the sum of Section C fees and Recording fee at $2,227.00. However, CD dated 01/xx/2023 reflects the sum of Section C and Recording fee at $2,831.20. This is a cumulative increase of +$381.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is active.

																																																																																								Downgraded the exception as SOL has been expired. 04/xx/2024."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			693	Not Applicable
31949769	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$1,211.58	$4,794.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,234.39	6.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	707	790	38.942%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/xx/2023, the subject mortgage was originated on xx There is a real estate tax lien against the subject property in favor of “xx” in the amount of $1,137.40, which was recorded on xx The 1st installment of town taxes for 2024 was paid in the amount of $1,198.73 on 08/xx/2023. The 2nd installment of town taxes for 2024 has been delinquent in the total amount of $1,211.58, which was due on 11/xx/2023 and is payable on 11/xx/2023.	According to the payment history as of 12/xx/2023, the borrower is current with the loan and the next due date for the regular payment was 1/xx/2024. The last transaction details are not available. The monthly P&I is in the amount of $2,234.39 with an interest rate of 6.38%. The current UPB is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan and the next due date for the regular payment was 1/xx/2024. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments.  CCs do not show any damage.
As per the final application, the borrower has been working at xx” as an xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 27 (Days) |----| Comment: Application date is 2/xx/2023. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 38.942% Tape Value: 3894.000% Variance: -3855.058% Variance %: -3855.05800% Comment: Borrower DTI ratio percent is 38.942%. Tape Source: Initial Tape Type: Field: Original Appraisal Date Loan Value: xx Tape Value: xx Variance: -5 (Days) Variance %: Comment: Original appraisal date is xx Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "The tape shows that the loan was repurchased from FNMA due to HOA reserves not being funded at 10% of the budgeted income of the association. Tape shows HOA was funding reserves from operating income. Appraisal is silent on reserves. Further details not provided. A Zillow search shows an estimated value of xx. Current UPB xx. Elevated for client review."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			688	Not Applicable
76084196	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,481.75	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$580.79	3.990%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	No	751	766	40.618%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. Annual county taxes for 2023 have been paid.	As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $858.95 which was applied for the due date of 11/xx/2023. The current P&I is $580.79 and PITI is $858.95. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The UPB is xx. Borrower’s employment details are not available. The post-closing details regarding the bankruptcy have not been found. The comment dated 09/xx/2023 shows disaster impact. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 23 (Days) |----| Comment: Application date is xx Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #2 first name is xx   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #2 last name is xx   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 40.618%   Tape Value: 2821.000%   Variance: -2780.382%   Variance %: -2780.38200%   Comment: Borrower DTI ration percent is 40.618%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.210%   Tape Value: 40.620%   Variance: -12.410%   Variance %: -12.41000%   Comment: Housing ratio per U/W is 28.210%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject property type is Commercial Property. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The tape shows the subject is a condotel. The subject is a unit at the xx The review of the appraisal report shows that the subject condo project is located along the Atlantic xx. A Zillow search shows an estimated value of $XX. Current UPB $XX. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			762	780
41560858	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,472.31	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,050.56	6.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	Yes	782	735	44.454%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,421.91 which was applied for the due date of 11/xx/2023. The current P&I is $1,050.56 and PITI is $1,421.91. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx. as a manager for 16 years.
As per the collection comment dated 9/xx/2023, the disaster impact-related mail was received. CCs do not show any damage.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 23 (Days) |----| Comment: Seller tape shows Application date is xx, as per the 1003 document is xx Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Seller tape shows Borrower First Name is xx as per the Note document is xx.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Seller tape shows Borrower Last Name is xx as per the Note document is xx.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.454%   Tape Value: 655.100%   Variance: -610.646%   Variance %: -610.64600%   Comment: As per LP, DTI is 44.454%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 6.551%   Tape Value: 44.450%   Variance: -37.899%   Variance %: -37.89900%   Comment: As per LP, housing ratio is 6.551%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: As per appraisal report property type is Mid Rise Condo. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The tape shows the subject is a condotel. The subject is a unit at the xx. The review of the appraisal report shows that the subject condo project is located along the xx A Zillow search shows an estimated value of $XX. Current UPB is $XX. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.204% exceeds APR threshold of 6.870% over by +0.334%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.45%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 44.00%."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			752	630
98411576	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,277.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,183.32	7.125%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Investor	Yes	Yes	No	800	796	39.333%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. The county taxes for 2023 were paid on 11/xx/2023 in the amount of $6277.88. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount of $3,720.59 which was applied for the due date of 11/xx/2023. The current monthly P&I is $3,183.32, and the interest rate is 7.130%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023.
The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
Collection comment dated xx/2023 shows disaster impact. Further details not provided.
No record of post-closing bankruptcy filed by the borrower has been found.
As per final loan application, the borrower has been working atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 30 (Days) |----| Comment: 1003 Application date is xx Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: Luce   Variance:    Variance %:    Comment: Note shows borrower #2 first name xx.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects, borrower #2 last name xx.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.333%   Tape Value: 1257.000%   Variance: -1217.667%   Variance %: -1217.66700%   Comment: Final application documents reflect post close DTI is 39.335%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 12.567%   Tape Value: 39.330%   Variance: -26.763%   Variance %: -26.76300%   Comment: Final application documents reflect post close housing Ratio is 39.330%   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Final application reflects, purpose of transaction is cash out.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Mid Rise Condo (5-8 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Appraisal reflects mid-rise condo. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			773	762
43578001	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,080.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,502.46	5.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	49.257%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated onxx and recorded on xx No active judgments or liens have been found. The first and second installments of county taxes for 2023 have been paid in the amount of $3,080.02. No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,020.11 (PITI) which was applied for the due date of 11/xx/2023. The current P&I is $1,502.46 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower previously worked at “xxl” as a financial representative from 05/xx/2019 to 04/xx/2021. Later, she worked at “xxl” as anxx from 06/xx/2021 to 03/xx/2022. Then, she started working at “xx” as a xx from 02/xx/2022 to 04/xx/2022. Currently, the borrower has been working at “xx” as an xx for 4 months.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 12 Tape Value: 14 |---| -2 |----| -14.28571% Comment: NA Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.25%. Tape shows the BWR was not employed at the time of closing. Further details were not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.257% as the borrower’s income is $4,341.20 and total expenses are in the amount of $2,138.35 and the loan was underwritten by DUxxand its recommendation is “Approve/Eligible” with a DTI of 49.26%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			721	Not Applicable
11217715	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,995.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,384.45	6.250%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	650	52.864%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of updated title report dated xx, the subject mortgage was originated onxx No active liens or judgments have been found. No prior-year delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan. The next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,384.45 with an interest rate of 6.250% which was applied for the due date of 11/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan. The next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,384.45 with an interest rate of 6.250% which was applied for the due date of 11/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, previously, the borrower worked at xx as a xx from xxLater, the borrower started working at xxCurrently, the borrower has been working atxx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 52.864% Tape Value: 52.860% |---| 0.004% |----| 0.00400% Comment: As per Tape data, post close DTI is 52.860%. However final application documents reflect as 52.864%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow account is available.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1.68900%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): $0.00. Loan Amount: xx CLTV xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 1.689% Variance %: xx Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): $0.00. Loan Amount: xx. LTV 98.189%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsured due to corporate issues. Further details not provided." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			728	711
52606673	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,472.52	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,110.58	7.250%	xx	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	631	Not Applicable	33.014%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxxshows that the subject mortgage was originated onxx There are three prior state tax liens found against the borrower in favor of the same plaintiff, “xx”, which were recorded on different dates. The amount is not available on supportive documents. No prior year delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan. The last payment was received on 11/xx/2023, which was applied for the due date of 11/xx/2023 and the next due date for payment is 12/xx/2023. The P&I is $1,110.58 and PITI is $1,408.83. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan. The last payment was received on 11/xx/2023, which was applied for the due date of 11/xx/2023 and the next due date for payment is 12/xx/2023. The P&I is $1,110.58 and PITI is $1,408.83. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
As per final application, the borrower has been working at “xx” as a build foreman for 49 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 33.014% Tape Value: 33.015% |---| -0.001% |----| -0.00100% Comment: As per DU DTI is 33.014% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per final CD.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 12.520%   Tape Value: 12.521%   Variance: -0.001%   Variance %: -0.00100%   Comment: As per DU housing ratio is 12.520%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1.40000%   Comment: As per calculation CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: 1.40000% Comment: As per calculation LTV is xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report reflects "as is", but the photo addendum shows the HUD certificate is damaged and information on it cannot be verified. 1004D is missing from the loan document."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $4,943.00 Exceeds Fees threshold of $4,612.26 Over by +$330.74.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,035.00
Processing Fee paid by Borrower: $2,908.00
Loan fails Qualified mortgage lending policy points and fees test due to Fees charged $4,943.00 Exceeds Fees threshold of $4,612.26 Over by +$330.74.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,035.00
Processing Fee paid by Borrower: $2,908.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is uninsured due to corporate issues. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.021% exceeds APR threshold of 7.850% over by +0.171%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.183% exceeds APR threshold of 7.850% over by +0.333%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Property is Manufactured Housing (Lvl 2) xx" the subject property is a manufactured home. The manufactured rider is attached to the mortgage document. The affixation affidavit is available and is located at xx However, the VIN# is not mentioned on both the documents and the legal description of the mortgage. However, the xx endorsement is attached to the final title policy."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			733	Not Applicable
11534043	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,049.54	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,006.07	6.750%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	Not Applicable	40.109%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated onxx and recorded on xx No active judgments or liens have been found. The first and second installments of county taxes for 2022 have been paid in the amount of $2,049.54. No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,395.27 (PITI) which was applied for the due date of 11/xx/2023. The current P&I is $2,006.07 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at "xx." as a xx for 5.10 years.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 40.109% Tape Value: 40.108% |---| 0.001% |----| 0.00100% Comment: As per DU, calculated DTI is 40.109%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow account indicator Yes   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.689%   Variance %: 1.68900%   Comment: Original CLTV ratio percentage is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: 1.68900% Comment: Original standard LTV percentage is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Value used by lender not supported (Lvl 4) "The original appraisal dated xx reflects appraised value at $XX. However, 2nd appraisal dated xx reflected a lower appraised value of xx and the lender used the initial appraised value. LTV based on lower, more recent appraisal is xx based on UPB $XX and value at xx	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsured due to corporate issues. Further details not provided." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan document." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			643	Not Applicable
92369074	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,579.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,405.75	5.625%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	671	39.200%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx, the subject mortgage was originated on xx and recorded onxx No active judgments or liens have been found. Annual county & city taxes for 2023 are due on 2/xx/2024 in the amount of $1,579.00. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,755.90 which was applied for the due date of 11/xx/2023. The current P&I is $1,405.75 and PITI is $1,755.90. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The UPB is xx. As per the final application, the borrower has been working atxx for 8 years. The appraisal report in the loan file is "as is." The photo addendum of the subject property shows fascia boards missing on the gable side of the home, water damage, and cracked brick. An estimated cost of repair is not available. CC does not show any damage. No details have been found regarding the completion of the repairs. No foreclosure activity has been found. No details related to the bankruptcy have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Escrow Account Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: NA Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report reflects "as is", but the photo addendum of the subject property shows the fascia board is missing; cracked bricks and water damage were noticed on the roof of the room. However, the updated 1004D/Completion report is missing from the loan documents. Also, the final CD reflects a holdback in the amount of $xx"
* Compliance Testing (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $xx
Underwriting Fee paid by Borrower: $xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed FHA QM safe harbor test threshold test due to APR calculated 6.640% exceeds APR threshold of 8.107% under variance of -1.467%."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed Brokerage/Finder Fee Test Inclusion test due to fees charged $xx exceeds fees threshold of $xx over by +$xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $xx
Underwriting Fee paid by Borrower: $xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $xx
Underwriting Fee paid by Borrower: $xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is uninsured due to corporate issues. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails FHA QM Rebuttable Presumption test due to fees charged $xx exceeds fees threshold of $xx over by +$xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $xx
																																																																																							Underwriting Fee paid by Borrower: $xx			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	655
69586611	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$426.08	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$409.79	7.750%	xx	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	548	531	52.465%	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	x	Not Applicable	5.500%	x	04/xx/2022	Financial Hardship	As per the updated title report dated xx, the subject mortgage was originated onxx and was recorded on xx No active liens and judgments found. The 1st installment of combined tax for 2023 was paid off in the total amount of $213.04 on 08/xx/2023. The 2nd installment of combined tax for 2023 is due on 3/xx/2024 in the total amount of $213.04. As per updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of 11/xx/2023, the borrower is current with the loan and the next due date of payment is 11/xx/2023. The last payment was received on 11/xx/2023 in the amount of $510.15 which applied for 10/xx/2023. The current P&I is $263.29 with an interest rate of 5.500%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
According to the review of updated payment history as of 11/xx/2023, the borrower is current with the loan and the next due date of payment is 11/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No bankruptcy-related details have been found.
As per the servicing comment dated 07/xx/2022, the reason for default is illness of borrower.
As per the servicing comment dated 6/xx/2021, the borrower was on a xx
As per the seller’s tape, the subject property is owner occupied.
Information regarding the damage and repair is not available in the latest servicing comments
Foreclosure Comments:The foreclosure was initiated in year xx with the loan. The latest notice of trustee sale of valuable real estate located at xx” shows that the foreclosure sale was scheduled for xx. Further details not provided. The loan was modified on xx.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and lender on xxThe borrower agreed to pay the UPB of $XX with a 5.500% interest rate, with P&I of $263.29, and a fixed amortized type for the period starting on xx and ending on XX.	Missing Required State Disclosures Prepayment Penalty Rider	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is "Moderate", due to
Late Fees Test:"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed for
Late Fees Test:
The loan data is $20.49, the comparison data is $15.00, and the variance is -$5.49."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in WV. The following state disclosures are missing in the loan documents;
1. WV Collateral Protection Insurance Notice 1
2. Co-Signer Notice
3. Financial Institution Insurance Disclosure
4. Non-Deposit Investment Product Disclosure
5. Financial Institution Insurance Disclosure
6. Non-Deposit Investment Product Disclosure."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missed."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. An appraisal report shows the type of subject property as a manufactured home and the seller’s tape data shows that the subject property type is “manufactured home”. The affidavit of affixation is available in the loan documents located at “xx		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			651	592
10950162	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$716.61	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$415.21	8.500%	xx	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	44.516%	First	Final policy	Not Applicable	Not Applicable	10/xx/2017	x	Not Applicable	4.500%	x	12/xx/2017	Financial Hardship	As per review of the updated title report dated xx, the subject mortgage was originated on xx No active judgments or liens found. The annual combined taxes for 2023 were paid in the total amount of $716.61 on 12/xx/2023. As per updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of 11/xx/2023, the borrower is current with the loan and the next due date of payment is 2/xx/2024. The last payment was received on 11/xx/2023 in the amount of $491.27 which applied for 1/xx/2024. The current P&I is $367.51 with an interest rate of 5.000%. The UPB as of the date mentioned in the updated payment history is $xx.	Collections Comments:The loan is performing.
According to the review of updated payment history as of 11/xx/2023, the borrower is current with the loan and the next due date of payment is 2/xx/2024. The UPB as of the date mentioned in the updated payment history is $xx.
The debtors "xx” filed for bankruptcy under xx. The bankruptcy was dismissed on xx and it was terminated on xx.
No foreclosure activity has been found.
The reason for default is unable to be determined from the latest collection comments.
As per the servicing comment datedxx, the borrower was on a Covid-19 forbearance plan.
As per the servicing comments dated 7/xx/2022, the subject property is owner occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the debtors "xx” filed for bankruptcy under Chapter 13 with xx. The date of last filing bankruptcy was xx As per voluntary petition schedule D (Doc#1) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx The unsecured portion is $0.00. The POC (Doc#6-1) was filed by the creditor "xx" on xx for the secured claim amount of xx and the amount of arrearage is $xx. The order confirming chapter 13 (Doc #20) plan was filed on xx and the borrower had committed to make monthly mortgage payment in the amount of $xx per month for xx months. The bankruptcy was dismissed on xx and it was terminated on xx.	The loan modification agreement was made between the borrower and lender on xx The borrower agreed to pay the UPB of $XX with a 4.500% interest rate, with P&I of $367.51, and a fixed amortized type for the period starting on xx and ending on XX.	Affiliated Business Disclosure Origination Appraisal Right of Rescission		2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Property appraisal is missing from loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,400.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			678	Unavailable
87451034	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,020.29	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,477.88	4.375%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	676	Not Applicable	36.689%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx There is one junior UCC lien in favor ofxx which was recorded on xx The annual combined taxes for 2023 have been paid in the amount of $4020.29.	As per the review of payment history as of xx, the borrower is current with the loan and next due date is 12/xx/2023. The last payment was received on 12/xx/2023 in the amount of $2052.62 which was applied for the due date of 11/xx/2023. The current P&I is $1477.88 and PITI is $2052.62. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx, the borrower is current with the loan and next due date is 12/xx/2023. The UPB is xx. As per final 1003, the borrower was previously working at xx. Currently, the borrower joinedxx The Covid-19 attestation is available in the loan file located atxx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -0.001% |----| -0.00100% Comment: As per final 1003 and DU DTI ratio is 36.689%; however, seller tape shows DTI ratio is 36.690%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: 0.005%   Variance %: 0.00500%   Comment: As per final 1003 and DU housing ratio is 21.745%; however, seller tape shows housing ratio is 21.740%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -30 (Days)   Variance %:    Comment: As per note doc stated maturity date is 4/xx/2052; however, seller tape shows stated maturity date is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal subject property type is PUD; however, seller tape shows subject property type is single family. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 36.69%. The tape shows that the BWR was not employed at the time of closing, and post-close, the BWR has a new job as an xx. Further details were not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active. BWR had 12 years on the job as director of nursing, FICO 676, and $xx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			487	Not Applicable
58027783	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,835.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,677.01	5.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	724	693	47.679%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx No active judgments or liens were found. The annual combined taxes for 2023 are due in the amount of $2,835.18 on 12/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,174.03 which was applied for the due date of 10/xx/2023. The current monthly P&I is $1,677.01 with an interest rate of 5.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:The comment history is missing from the loan file.
The current status of the loan is current.
According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,174.03, which was applied for the due date of 10/xx/2023. The current monthly P&I is $1,677.01 with an interest rate of 5.880%. The current UPB reflected, as per the payment history, is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per tape data, the subject property is owner-occupied.
As per the final 1003 application, the borrower was previously working at “xx” for the period 11/xx/2018 to 11/xx/2020. Later, the borrower started working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -61 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows that the appraised value of the subject is not supported due to the use of inappropriate comparable sales. The review of the appraisal report shows that the subject is in a rural area, and Comp #3 is 27.81 miles away from the subject. Comps selected are dissimilar in terms of lot size, quality of construction, age, GLA, and additional amenities. Comp #1 with a sales price of xx, is closest to the subject property, valued at xx. Zillow search shows an estimated value of xx. Current UPB xx."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at “xx", the subject property is a manufactured home. The affidavit of affixation document available in loan files located at "xx" reflects that the home is permanently affixed to the land. The wheels, axles, tow bar, or hitch were removed. The xx endorsement is not attached to the final title policy. The VIN or serial number is not available in the legal description of the recorded mortgage."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.67%, as the borrower’s income is $8,900.27 and total expenses are in the amount of $4,243.55 and the loan was underwritten by DU xxand its recommendation is Approve/Eligible with a DTI of 47.68%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			705	Not Applicable
76151364	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$7,465.88	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,684.73	4.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	708	734	30.210%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated onxx and was recorded onxx No active judgments or liens were found. The 2023 combined annual taxes are due in the amount of $7,465.88, which was good through 01/xx/2024. No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. Details of the last payment received are not available. As per tape, the current P&I is $1,684.73 and interest rate is 4.50%. The UPB is xx.	Collections Comments:The comment history is missing from the loan file.
The current status of the loan is current.
As per the review of seller’s tape data as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. Details of the last payment received are not available. As per tape, the current P&I is $1,684.73 and interest rate is 4.50%.  The UPB is xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per tape data, the subject property is owner occupied.
As per the final application, the borrower has been working at xxfor 1.3 years; however, the prior employment details were not provided.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: N/A Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 4/xx/2050 Tape Value: 6/xx/2050 Variance: -61 (Days) Variance %: Comment: Seller tape shows State maturity date is 6/xx/2050 as per the Note document is xx Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows the loan was repurchased as ADU was not included as real property. Review of the appraisal shows the subject is located in a rural area and has an ADU maintained in good condition. Subject is valued at xx. Zillow search shows an estimated value of xx. Current UPB xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE delivery and timing test. Initial LE dated 1/xx/2020 was delivered on 1/xx/2020, which is more than 3 business days from the initial application date of 1/xx/2020. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."
* LE/CD Issue date test Fail (Lvl 2)     "Loan failed compliance ease delivery and timing test for initial loan estimate dated 1/xx/2020 and hand signed on 1/xx/2020, which is greater than three business days from the initial application date 1/xx/2020. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of the initial LE."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			657	Not Applicable
94424408	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,702.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,002.49	3.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	47.227%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated onxx and recorded onxx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan. The last payment was received on 10/xx/2023, which was applied for the due date of 1/xx/2024 and the next due date for payment is 2/xx/2024. The P&I is $1,002.49 and PITI is $1,349.82. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan. The last payment was received on 10/xx/2023, which was applied for the due date of 1/xx/2024 and the next due date for payment is 2/xx/2024. The P&I is $1,002.49 and PITI is $1,349.82. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per comment dated 8/xx/2022, the borrower’s income was impacted by Covid-19. However, forbearance plans ran and were extended several times from xx to xx. Also, tape shows FB plan was expired onxx
As per final 1003, the borrower was previously working at xx for the period 1/xx/2016 to 12/xx/2020. Later, the borrower started working atxx for the period 12/xx/2019 to 11/xx/2020. Currently, the borrower has been working at “xx” since 11/xx/2020 as axx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.227% Tape Value: 47.231% |---| -0.004% |----| -0.00400% Comment: AS per 1008 and LP borrower DTI ratio is 47.227%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -1014 (Days)   Variance %:    Comment: Interest paid date is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street  xx  Variance:    Variance %:    Comment: AS per note property address street is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 330 Tape Value: 333 Variance: -3 Variance %: -0.90090% Comment: Stated remaining term is 330. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Compliance is failing for state regulations. PA License Validation Test. In the state of PA, lender is licensed under statexx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on Closing Disclosure dated xx Initial LE dated 6/xx/2021 reflects lender credit at $4,199.00, however, Revised CD dated reflects Lender Credit at $4,181.47. This is decrease of +$17.53 for fee which has 0% tolerance test. Valid COC for the decrease is missing from the loan documents. Subject loan is purchase case, originated on 06/xx/2021 and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.227%, the borrower’s income was $3,949.33, and total expenses are in the amount of $1,865.14. The loan was underwritten by LP (xx, and its recommendation is Accept with a DTI of 47%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			671	Not Applicable
26697303	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,418.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,061.80	6.625%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	44.555%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx with the lender, xx which was recorded on xx There is a prior mortgage against the subject property in the amount ofxx with the lender “xx” which originated on xxand No active liens and judgments have been found. The county taxes for 2022-23 are paid in the amount of $5418.00. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,750.67(PITI) and was applied to the due date of 11/xx/2023. The monthly P&I is $2,061.80, and the interest rate is 6.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,750.67(PITI) and was applied to the due date of 11/xx/2023. The monthly P&I is $2,061.80, and the interest rate is 6.625%. The current UPB is xx.
As per the comment dated 7/xx/2023, the RFD was loss of income and comment dated 7/xx/2023 shows that the FB plan was active and same comment shows that the forbearance plan ended on 9/xx/2023.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been the owner of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required Disclosures	Field: Age of Loan Loan Value: 9 Tape Value: 11 |---| -2 |----| -18.18181% Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.555%   Tape Value: 44.940%   Variance: -0.385%   Variance %: -0.38500%   Comment: As per Tape data, post close DTI is 44.940%. However final application documents reflect as 44.555%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: Note reflects borrower last name isxx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -19.44000%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): $0.00. Loan Amount: xx CLTV xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -19.44000% Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): $0.00. Loan Amount: xx. LTV xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, quality of construction, condition of property, room count, GLA, property upgrades, and additional amenities. Comp #1, with a sales price of $XX, is closest to the subject property valued at $XX. A Zillow search shows an estimated value of $XX. Current UPB $XX. Elevated for client review."	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "Subject loan is a cash-out refinance. Tape shows the loan was in forbearance. Further details were not provided." * Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			694	Not Applicable
92841870	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$675.09	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,038.97	7.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	21.641%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 12/xx/2023 the subject mortgage was originated onxx No active judgments or liens were found. The 2023 county annual taxes are due in the amount of $675.09 on 01/xx/2024. No prior year’s delinquent taxes have been found.	The loan was originated onxxand the first payment date is 12/xx/2053. According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. As per tape, the current P&I is $3,038.97 and interest rate is 7.375%. As per the payment history the UPB is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx and the first payment date is xx. According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. Details of the last payment received are not available. As per tape, the current P&I is $3,038.97 and interest rate is 7.375%. As per the payment history the UPB is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the final 1003 application, the borrower was previously working at “xx. Later, the borrower started working at xxas a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Stated Remaining Term Loan Value: 360 Tape Value: 0 Variance: 360 Variance %: Comment: Stated remaining term is 360. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Compliance-Ease delivery and timing test for revised closing disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date 10/xx/2023 which is after from the consummation date xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 9/xx/2023 does not reflect Appraisal Review Fee. However, CD dated xx reflects Appraisal Review Fee at $100.00. This is an increase in fee of $100.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1-year."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the lender failed to document homebuyer certification prior to closing the loan. Also, the BWR did not have two non-traditional tradelines with a minimum of a 12-month history. The credit report obtained contained no FICO score due to a lack of credit history. BWR is a non-permanent resident alien and has a L1 work visa. Further details not provided. BWR has 28 years on the job at xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			714	Not Applicable
49611870	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,212.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,310.92	6.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	757	755	48.218%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2023 shows that the subject mortgage was originated on xx No active judgments or liens were found. The annual installment of county taxes for 2022 was paid in the amount of $1,212.68 on 04/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $3,853.99 which was applied for the due date of 11/xx/2023. The current monthly P&I is $3,310.92 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $3,853.99 which was applied for the due date of 11/xx/2023. The current monthly P&I is $3,310.92 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.
As per the PACER report, borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the final application, the borrower has been receiving income from social security.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: As per note doc age of loan is 11; however, seller tape shows age of loan is 12. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.218%   Tape Value: 74.180%   Variance: -25.962%   Variance %: -25.96200%   Comment: As per final 1003 and DU DTI ratio percent is 48.218%; however, seller tape shows DTI ratio percent is 74.180%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lenderxx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Loan is conventional LTV and CLTV is under xx so MI require is not applicable; however, seller tape shows require MI is No.   Tape Source: Initial   Tape Type:
																																																																																				Field: Interest Paid Through Date Loan Value: xx Tape Value: xx Variance: -341 (Days) Variance %: Comment: As per note doc interest paid through date is xx however, seller tape shows interest paid through date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.21%. The tape shows a miscalculation of rental income. Further details not provided. The revised DTI is 74%. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR receives SSI income, FICO 755, 0x30 since inception, and $XX equity in the subject."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			685	Not Applicable
19051824	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,565.29	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$896.35	4.750%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	Not Applicable	56.670%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx and recorded onxx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 3/xx/2024. The last payment was received on 11/xx/2023 in the amount of $1,239.92 which was applied for the due date of 2/xx/2024. The current P&I is $896.35 and PITI is $1,239.92. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 3/xx/2024. The UPB is xx.
As per comment dated 1/xx/2023, RFD was unemployment due to FEMA.
As per the final application, the borrower has been working at xx as an assistant banquet manager for 9.8 years.
As per comment dated 10/xx/2022, forbearance was provided, which started on 10/xx/2022 ended on 1/xx/2023.  Further details not provided.
As per comment dated 1/xx/2023, subject property has been occupied by the owner.
As per comment dated 12/xx/2022, subject property was damaged due to hurricane on xx. An estimated cost of repair is not available. However, no details have been found regarding completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: 17 Tape Value: 15 |---| 2 |----| 13.33333% Comment: Age of loan is 17. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Does Lenderxx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is required but not N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: 92 (Days)   Variance %:    Comment: Interest paid date is xx   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: 7305 (Days)   Variance %:    Comment: Original appraisal date is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.689%   Variance %: 1.68900%   Comment: Original CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 1.689%   Variance %: xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx  Tape Valuexx Variance:    Variance %:    Commentxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 343 Tape Value: 346 Variance: -3 Variance %: -0.86705% Comment: Stated remaining term is 343. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents." * Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated 7/xx/2022 reflects the sum of section C fees and recording fee at $1,574.00. However, final CD dated 8/xx/2022 reflects the sum of section C and recording fee at $2,353.00. This is a cumulative increase of $621.60 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.670% as the borrower’s income is $2,946.06 and total expenses are in the amount of $1,669.54 and the loan was underwritten by DU (xx and its recommendation is "approve/eligible" with a DTI of 56.67%."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			685	Not Applicable
49013943	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,828.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,509.13	7.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	808	787	47.053%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. The annual combined taxes for 2023 are due in the amount of $7828.48 on 12/xx/2023.	As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2324.07 which was applied for the due date of 11/xx/2023. The current P&I is $1509.13 and PITI is $2324.07. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The UPB is xx. As per final application, the borrower has been working atxxas a sr. xx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: First Payment Date Loan Value: xx Tape Value: xx Variance: -28 (Days) Variance %: Comment: Tape data shows first payment date as xx As per note first payment date xx Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: xx Tape Value: xx Variance: 54 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47%. The tape shows that the rental income used to qualify is not supported by sufficient income documents. The revised DTI is 56%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has 11 years on the job as a Sr. financial analyst, FICO 787, and $XX equity in the subject."
																																																																																						* Occupancy concerns - (Lvl 4) "Subject approved as second home. BWR lives in XX and subject is in XX. BWR also has 3 other NOOs in XX. Subject is more likely similarly an NOO. Elevated for client review."				Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			699	Not Applicable
77501862	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,543.25	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,071.14	6.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	781	48.278%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx in the amount of xxwith the lender, xx which was recorded onxx There is municipal lien certificates (real estate tax lien) against the subject property in favor of xx which was recorded onxx However, the amount of lien is not available. UT shows no release was recorded. The county taxes for 2022-23 are paid. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $3,729.44(PITI) and was applied to the due date of 11/xx/2023. The monthly P&I is $3,071.14, and the interest rate is 6.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $3,729.44(PITI) and was applied to the due date of 11/xx/2023. The monthly P&I is $3,071.14, and the interest rate is 6.875%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been the owner of xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Age of Loan Loan Value: 4 Tape Value: 7 |---| -3 |----| -42.85714% Comment: note reflects age of Loan is 4 months. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.26%. Tape shows an income miscalculation, and the revised income invalidates the AUS. BWR has been SE for 3 years, 0X30 since inception, and $XX equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			658	Not Applicable
34252496	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,192.17	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,424.19	6.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	789	Not Applicable	39.400%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx and recorded on xxin the amount of x with MERS as nominee for xx. No active judgments or liens have been found. The first installment of county taxes for 2023/2024 has been paid in the amount of $4,816.78. The annual installment of school, city, and county taxes for 2023 has been paid in the total amount of $3,192.17. No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is 1/xx/2024. The last payment was received on 11/xx/2023 in the amount of $1,743.82 (PITI), which was applied for the due date of 12/xx/2023. The current P&I is $1,424.19 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx, the borrower is current with the loan, and the next due date is 1/xx/2024. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at "xx"
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 7 |---| -3 |----| -42.85714% Comment: Age of loan is 4. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the xx license validation test. (PA HB 2179 Section 6111)
The xx HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The xx Mortgage Lender License and xx Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, thexx,xx
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
Interest rate calculated 6.875% exceeds Interest rate of 6.250% over by +0.625%."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the first payment date of xx is too far from the note date of 4/xx/2023. Further details not provided."			Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			726	Not Applicable
97522707	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,577.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,919.52	3.990%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	669	37.188%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2023 shows that the subject mortgage was originated on xx No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	The latest payment history is missing from the loan file. According to the payment history tape data as of 11/xx/2023, the borrower is current with the loan and the next due date for the regular payment is 11/xx/2023. The last transaction details are not available. The monthly P&I is in the amount of $1,919.52 with an interest rate of 3.99%. The current UPB is xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history tape data as of 11/xx/2023, the borrower is current with the loan and the next due date for the regular payment is 11/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
 As per the application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows the loan was repurchased due to a value/appraisal dispute. The review of the appraisal report shows the wide range of sales prices used. Comps are in suburban areas and beyond range, up to 6.68 miles away. Subject GLA is not bracketed by the first three sales used in the sale grid. Comp. #3 with a sales price of xx, is closest to the subject property, valued at xx. A Zillow search shows an estimated value of xx. Current UPB: xx."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 4.855% exceeds APR threshold of 4.420% over by +0.435%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed Higher-Priced Mortgage loan test (12 CFR § 1026.35(a) (1)) due to APR calculated 4.873% exceeds APR threshold of 4.420% over By +0.453%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			703	Not Applicable
78999920	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,444.01	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$850.40	4.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	41.615%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx with the xx. No active judgments or liens have been found. The annual county taxes for 2023 have been paid.	As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 01/xx/2024. The last payment was received on 11/xx/2023 in the amount of $1261.33 which was applied for the due date of 12/xx/2023. The current P&I is $850.40 and PITI is $1261.33. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 01/xx/2024. The UPB is xx. As per final 1003, the borrower was previously working at State of FL xx. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.615% Tape Value: 42.000% |---| -0.385% |----| -0.38500% Comment: As per final 1003 and LP DTI ratio percent is 41.615%; however, seller tape shows DTI ratio percent is 42.000%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 41.582%   Tape Value: 42.000%   Variance: -0.418%   Variance %: -0.41800%   Comment: As per final 1003 and LP housing ratio percent is 41.582%; however, seller tape shows housing ratio percent is 42.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment: As per note doc note date is xx however, seller tape shows note date is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 11/xx/2049 Tape Value: 12/xx/2049 Variance: -30 (Days) Variance %: Comment: As per note doc stated maturity date is 11/xx/2049; however, seller tape shows stated maturity date is 12/xx/2049. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42%. The tape shows that the loan was repurchased due to income miscalculations. Lender defect. Further details not provided. The subject loan originated on xx and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $701.81. This is an increase in fee of +$701.81 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			810	Not Applicable
35571275	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,012.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,198.37	3.000%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	770	746	44.119%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx.
There is a notice of assessment lien against the subject property filed in, xx.
There is one hospital lien against the borrower in favor of xx which was recorded on xx.
The annual installments of county taxes for 2023 have been paid in the amount of $7,720.93 on 11/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,810.76 (PITI), which was applied for the due date of 11/xx/2023. The current P&I is $1,198.37 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working atxx
The loan was originated onxx The seller's tape data reflects that the borrower is out of Covid forbearance and has paid on time for 2 years.
Covid-19 attestation is available in the loan file, which is located at xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.119% Tape Value: 43.000% |---| 1.119% |----| 1.11900% Comment: DTI is 44.119%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 22.033%   Tape Value: 21.000%   Variance: 1.033%   Variance %: 1.03300%   Comment: Hsg ratio is 22.033%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Appraisal reflects value as xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Note reflects date as xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: FCD reflects purpose of loan as limited cash-out.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 6/xx/2050   Tape Value: 7/xx/2050   Variance: -30 (Days)   Variance %:    Comment: Note reflects maturity date as 6/xx/2050.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal reflects PUD property. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The total of payments disclosed on the final CD as xx The calculated total of payments is xx for an under disclosed amount of $246.70. The reason for the total of payments under disclosure is unknown, as the fee itemization is missing."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA foreclosure rescission finance charge test due to the TILA finance charge disclosed on the final CD as xx The calculated finance charge is xx for an under-disclosed amount of $86.70. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a refinance case, originated on xx and the 3-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.119% as the borrower’s income is $9,268.25 and total expenses are in the amount of $4,089.09. The loan was underwritten by DU (xx), and its recommendation is "Approve/Eligible" with a DTI of 44.12%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88914760	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,247.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$720.67	2.875%	xx	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	40.211%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installments of county taxes for 2022 have been paid in the amount of $3,247.46 on 01/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of 10/xx/2023, the borrower has been current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,096.21 (PITI) which was applied for the due date of 10/xx/2023. The current P&I is $720.67 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of 10/xx/2023, the borrower has been current with the loan, and the next due date is 11/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx
Covid-19 attestation is available in the loan file, which is located at xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock Missing Required Disclosures Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 10/xx/2023   Tape Value: 10/xx/2023   Variance: 27 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 35.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original LTV is xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original LTV is xx but tape shows xx Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan was not insured by the USDA due to non-qualification. Review of the loan file shows GUS is refer/eligible as the BWR2 has a credit score of 0 and the loan must be manually underwritten by the lender. DTI is 40%. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Valid hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD dated xx reflects cash to in the amount of $xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TRID Violation due to decrease in lender credit on closing disclosure dated xx The initial LE dated xx reflects lender credit at $3,549.00. However, the final CD dated xx reflects lender credit at $3,474.00.00. This is a decrease of $75.00 for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx reflects the appraisal fee at $450.00. However, the final CD dated xx reflects an appraisal fee of $825.00. This is an increase in the fee of $375.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			603	624
62079003	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,871.22	xx	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$829.78	2.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	44.483%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2023 shows that the subject mortgage was originated on xx. No active judgments/liens have been found in the updated title report against the borrower/subject property. The first installment of county taxes for 2022 is paid in the amount of xx. The second installment of county taxes for 2022 is paid in the amount of xx. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 10/xx/2023, the loan is performing. The last payment was received in the amount of $829.78 on 10/xx/2023 which was applied for the due date of 10/xx/2023. The next due date is 11/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.875%.	Collections Comments:Currently, the loan is in foreclosure.
As per review of the payment history as of 10/xx/2023, the loan is performing. The last payment was received in the amount of $829.78 on 10/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
The FB plan ran and was extended several times starting on 3/xx/2022.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been the owner of xx.
The details on bankruptcy are not provided.
Foreclosure Comments:According to the updated title report dated 12/xx/2023, the lis pendens was filed on xx.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Foreclosure Tape Value: Performing |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.48%. Tape shows SE income miscalculation and undisclosed debt may push DTI higher. Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.483%, the borrower’s income was $3,426.00 and total expenses are in the amount of $1,524.00 and the loan was underwritten by LP xx and its recommendation is Accept with a DTI of 44%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			604	Not Applicable
39746073	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,852.98	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,783.62	5.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	800	28.791%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was xx. There is one junior mortgage against the subject property originated on xx. The first and second installments of county taxes for 2022 have been paid in the amount of $7852.98.	As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 01/xx/2024. The last payment was received on 11/xx/2023 in the amount of $2790.24 which was applied for the due date of 12/xx/2023. The current P&I is $1783.62 and PITI is $2790.24. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 01/xx/2024. The UPB is xx. The Covid-19 attestation is available in loan file located at xx. As per final 1003, the borrower was previously working at xx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: 11/xx/2023 Tape Value: 11/xx/2023 Variance: 14 (Days) Variance %: Comment: Last Payment Received Date is Not Applicable Tape Source: Initial Tape Type: Field: MI Coverage Amount Loan Value: 30.000% Tape Value: 20.000% Variance: 10.000% Variance %: 10.00000% Comment: MI certificate reflects MI coverage is 30.00%. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan file.
Home loan toolkit is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, quality of construction, property condition, room count, GLA, basement and finished rooms below grade, and additional amenities. Comp #2, with a sales price of xx is closest to the subject property valued at xx A Zillow search shows an estimated value of xx Current UPB xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "ComplianceEase exception test failed This loan failed the reimbursement amount validation test due to one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $924.00. However, CD dated xx reflects the sum of Section C and Recording fee at $2,013.00. This is a cumulative increase of +$1,089.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx the SOL is 1 year."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			750	807
9187610	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,176.96	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$422.57	2.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	25.675%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2023 shows that the subject mortgage was originated on xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for 2022 is paid in the amount of xx.
The second installment of county taxes for 2022 is paid in the amount of xx.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 11/xx/2023, the loan is performing. The last payment was received in the amount of $422.57 on 11/xx/2023 which was applied for the due date of 11/xx/2023. The next due date is 12/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.875%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 11/xx/2023, the loan is performing. The last payment was received in the amount of $422.57 on 11/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing Dicsloures Missing or error on the Rate Lock	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "A valid hazard insurance policy is missing. The loan was funded on 05/xx/2021. The Hazard Policy in the file reflects an effective date of 05/xx/2022 and an expiration date of 05/xx/2023."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of property condition, room count, GLA, basement and finished rooms below grade, and additional amenities. Comp #2, with a sales price of xx is closest to the subject property valued at xx A Zillow search shows an estimated value of xx Current UPB xx			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71802838	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,561.79	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,262.92	4.250%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	684	672	44.047%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. The first installment of county taxes for 2023 has been paid in the amount of $3,280.91 on 12/xx/2023. The second installment of county taxes for 2023 is due on 04/xx/2024 in the amount of $3,280.88. No prior year’s delinquent taxes have been found.	According to payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,806.61 (PITI), which was applied for the due date of 10/xx/2023. The current P&I is $2,262.92 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower receives a pension and social security income. The co-borrower receives disability and social security income.
The subject property photo addendum attached to the appraisal report, which is located at xx shows the drywall ceiling is damaged, with a missing TP valve pipe, loose EQ safety straps, paint discoloration, peeling or chipping paint, a drywall patch, and a torn window screen. No details have been found regarding the cost of repairing the damages or the completion of the repairs. CCs do not show damages.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures Missing or error on the Rate Lock Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 42.712%   Tape Value: 42.713%   Variance: -0.001%   Variance %: -0.00100%   Comment: As per final 1003 and final DU housing ratio percent is unavailable; however, seller tape shows housing ratio percent is 42.713%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 10/xx/2023   Tape Value: 10/xx/2023   Variance: 14 (Days)   Variance %:    Comment: Last Payment Received Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: As per note doc note date is xx however, seller tape shows note date is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per final CD purpose of transaction is Cash Out; however, seller tape shows purpose of transaction is Refinance. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The original appraisal report is 'as is", however, appraiser comments in the addendum show that the following items have been observed in deferred maintenance: peeling or chipping paint, torn window screen, drywall ceiling damage, water heater safety straps that are not properly installed, and a drywall patch that needs to be repaired. An estimated amount of repair work is not available. 1004D report verifying the current status of repairs is missing from the loan documents."	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +$6,358.84.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $1,795.00
Rate Lock Extension paid by Borrower: $1,610.00"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Rate Lock Extension fee. However, CD dated xx reflects Rate Lock Extension fee at $1,610.00. This is an increase in fee of +$1,610.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $2,295.00. However, CD dated xx reflects the sum of Section C and Recording fee at +$2,112.00. This is a cumulative increase of $183.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.Subject loan is a refinance, originated on xx and the SOL is 3 years"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +$6,358.84.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $1,795.00
Rate Lock Extension paid by Borrower: $1,610.00"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counselling disclosure is missing from loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Property Marketability Issues  (Lvl 3)     "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of date of sale or time, lot size, GLA, property condition, additional amenities or property upgrades. Comp #2, with a sales price of xx is closest to the subject property valued at xx A Zillow search shows an estimated value of xx Current UPB xx."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.047% as the borrower’s income is $6,818.59 and total expenses are in the amount of $3,003.39 and the loan was underwritten by DUxx and its recommendation is Approve/Eligible with a DTI of 44.05%."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			574	710
76593068	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,064.92	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$496.89	4.000%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	681	43.710%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual combined taxes for 2023 were paid on 1/xx/2023. No prior year’s delinquent taxes have been found.	According to the tape data as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment date, P&I, and PITI are unable to be determined. The current UPB per tape data is xx, and the interest rate is 4.00%.	Collections Comments:The collection comments are missing from the loan file. As per tape data, the current status of the loan is performing,
According to the tape data as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023.
The current UPB per tape data is xx.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
As per final 1003, the borrower has been working atxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 43.710% Tape Value: 43.568% |---| 0.142% |----| 0.14200% Comment: As per final 1003 and DU DTI ratio is 43.710%; however, seller tape shows DTI ratio is 43.568%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 18.260%   Tape Value: 18.118%   Variance: 0.142%   Variance %: 0.14200%   Comment: As per final 1003 and DU housing ratio is 18.260%; however, seller tape shows housing ratio is 18.118%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: Unavailable   Tape Value: 11/xx/2023   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: As per note doc mortgage type is FHA; however, seller tape shows mortgage type is Conventional.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal calculated CLTV ratio is xx however, seller tape shows CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal calculated LTV ratio is xx however, seller tape shows LTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: $496.89 Tape Value: $975.63 Variance: $-478.74 Variance %: -49.06983% Comment: As per note doc P&I is $496.89; however, seller tape shows P&I is $975.63. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the loan was not insured by the FHA. The appraisal expired on 12/xx/21, and a recertification was ordered on xx. As per the FHA handbook, the recertification of appraised value must be completed prior to the appraisal expiring. A Realtor.com search shows an estimated value of xx. The current UPB is xx."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx does not reflects Points - Loan Discount Fee. However, final CD dated xx reflects Points - Loan Discount Fee at $1,059.53. This is an increase in fee of +$1,059.53 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.280% exceeds APR threshold of 5.010% over by +0.270%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.73% as the borrower’s income is $4,782.00 and total expenses are in the amount of $2,091.21 and the loan was underwritten by DUxx and its recommendation is Approve/Eligible with a DTI of 43.73%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			713	775
26140258	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,505.71	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$792.07	5.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	43.055%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 12/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 1/xx/2024, the borrower is current with the loan. The next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $792.07 with an interest rate of 5.500% which was applied for the due date of 12/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 1/xx/2024, the borrower is current with the loan. The next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $792.07 with an interest rate of 5.500% which was applied for the due date of 12/xx/2023. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
As per the final application, the borrower has been working at xx.
Unable to confirm the current condition and occupancy status of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Last Payment Received Date Loan Value: 12/xx/2023 Tape Value: 10/xx/2023 |---| 56 (Days) |----| Comment: Tape Source: Initial Tape Type: Field: MI Company Loan Value: Other Tape Value: xx Variance: Variance %: Comment: As per MI certificate. Tape Source: Initial Tape Type: Field: Original Stated P&I Loan Value: $792.07 Tape Value: $1179.07 Variance: $-387.00 Variance %: -32.82247% Comment: As per note. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows appraisal discrepancies with comparables used at origination. The review of the appraisal report shows that the comps selected are dissimilar in terms of property location, view, condition, room count, GLA, basement & finished rooms below grade, and additional amenities. Also, the sales price of the comps selected does not bracket the subject property. Comp #3 with a sales price of xx is closest to the subject property, valued at xx Zillow search shows an estimated value of xx Current UPB xx	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.055%, as the borrower’s income is $5,814.00, and total expenses are in the amount of $2,503.18. The loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 43.05%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			719	Not Applicable
27022446	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,204.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,690.23	7.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	776	49.828%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx. No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of $619.74. The annual school taxes for 2023 were paid in the amount of $5,584.40. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 12/xx/2023, the borrower is current with the loan and the next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $4,011.72 which was applied to the due date of 12/xx/2023. The unpaid principal balance is xx. The current P&I is $2,690.23 and the interest rate is 7.500%.	Collections Comments:The loan is currently performing and the next due date is 1/xx/2024.
The last payment was received on 12/xx/2023 in the amount of $4,011.72 which was applied to the due date of 12/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working atxx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Last Payment Received Date Loan Value: 12/xx/2023 Tape Value: 11/xx/2023 |---| 30 (Days) |----| Comment: Last payment received Date is Not Applicable Tape Source: Initial Tape Type: Field: Original Stated P&I Loan Value: $2690.23 Tape Value: $4011.72 Variance: $-1321.49 Variance %: -32.94073% Comment: As per note. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.82%. Tape shows rental income miscalculation, and the revised DTI is 56.12%. BWR has 7 months on the job with the current employer as a landscaper, xx, and $XX equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed NY Subprime Home Loan Test due to APR calculated 8.135% exceeds APR threshold of 7.290% over By +0.845%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			723	Not Applicable
41322834	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$616.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,744.51	6.500%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	653	Not Applicable	49.277%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx. There is one prior civil judgment against the borrower in favor of xx. The annual installments of combined taxes for 2022 have been paid in the amount of $616.00 on 12/xx/2022. The annual installments of combined taxes for 2023 are due on 02/xx/2021 in the amount of $616.00. No prior year’s delinquent taxes have been found.	According to payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 10/xx/2023 in the amount of $1,744.51, which was applied for the due date of 11/xx/2023. The current P&I is $1,744.51 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate HUD-1 Closing Statement Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -xx Comment: As per Tape data, age of loan is 5. However it reflects 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.277%   Tape Value: 44.983%   Variance: 4.294%   Variance %: 4.29400%   Comment: As per Tape data, post close DTI is 44.983%. However final application documents reflect as 49.277%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is a refinance case. Tape shows subject does not meet eligibility loan program. Further details were not provided."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "rate loan agreement signed by the borrower is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			625	Not Applicable
5417127	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,186.29	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$980.14	4.125%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	44.240%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 12/xx/2023 the subject mortgage was originated on xx No active judgments or liens found. The 2023 combined annual taxes is due in the amount of $8,186.29 on 01/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,314.94 which was applied for the due date of 11/xx/2023. The current monthly P&I is $980.14 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of 12/xx/2023, the borrower is 1 month delinquent with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,314.94 which was applied for the due date of 11/xx/2023. The current monthly P&I is $980.14 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.
The reason for default is not available in latest servicing comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.240%. The tape shows loan was repurchased due to undisclosed liability. Further details not provided. Borrower defect. The subject loan was originated on xx and the 3-year SOL is expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial CD is missing from loan documents. The subject loan is a refinance case, originated on xx and the 3-year SOL has expired."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.240%, as the borrower’s income is $4,333.33, and total expenses are in the amount of $1,917.06 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 44.24%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			631	Not Applicable
23492351	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,217.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,284.32	4.125%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Secondary	Yes	Yes	Yes	761	Not Applicable	30.601%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx There is a junior mortgage that was originated on xx. The annual county taxes for 2023 were paid in the amount of $7,888.40 on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 12/xx/2023, the borrower is current with the loan and the next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,990.53 which was applied to the due date of 12/xx/2023. The unpaid principal balance is xx. The current P&I is $1,284.32 and the interest rate is 4.125%.	Collections Comments:The loan is currently performing and the next due date is 1/xx/2024.
The last payment was received on 12/xx/2023 in the amount of $1,990.53 which was applied to the due date of 12/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/2022, the reason for default is payment dispute.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 30.60%. Tape shows undisclosed child support and alimony debts, which may push DTI to 58%. BWR has 5.10 years on the job as xx, 0X30 since inception, FICO 649, and $xx equity in the subject. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated xx reflects point - loan discount fee at $625.00. However, final CD dated xx reflects point - loan discount fee at $1,325.00.
Initial loan estimate dated xx reflects transfer taxes at $1,375.00. However, final CD dated xx reflects transfer taxes at $1,457.50. This is a cumulative increase of $782.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx and the SOL is 3 years expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summery is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			735	Not Applicable
62748323	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,192.47	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$940.47	3.875%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	61.533%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 12/xx/2023, the subject mortgage was originated on xx No active judgments or liens were found. The 2023 combined annual taxes are due in the amount of $6,192.47 on 01/xx/2024. The annual combined taxes for 2022 were paid in the amount of $6,721.60 on 01/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $940.47 which was applied for the due date of 12/xx/2023. The current monthly P&I is $940.47 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $940.47 which was applied for the due date of 12/xx/2023. The current monthly P&I is $940.47 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
Tape shows the BWR was not employed at the time of closing.
As per the final 1003 application, the borrower was previously working at xx
The loan was originated on xx However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value : N/A Tape Source: Initial Tape Type:	3: Curable		* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 61.533%. Tape shows BWR was unemployed at the time of closing. BWR defect, unable to calc ATR. The subject loan originated on xx and the 3-year SOL is expired." * Missing DU/GUS/AUS as required by guidelines (Lvl 2) "AUS is missing from loan document."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			775	Not Applicable
50416263	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,572.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$830.68	5.625%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	676	Not Applicable	32.212%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 12/xx/2023, the subject mortgage was originated on xx No active judgments or liens found. The 2023 combined annual taxes were paid in the amount of $4,358.78 on 03/xx/2023. The 2023 school annual taxes were paid in the amount of $3,991.38 on 03/xx/2023. The annual combined taxes for 2022 are due in the amount of $3,649.61 on 01/xx/2024. The annual school taxes for 2022 are due in the amount of $2,923.03 on 02/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $830.68 which was applied for the due date of 12/xx/2023. The current monthly P & I is $830.68 with an interest rate of 5.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $830.68 which was applied for the due date of 12/xx/2023. The current monthly P & I is $830.68 with an interest rate of 5.630%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower # 1 middle name : xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current Value : N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect subordination fee. However, CD dated xx reflects subordination fee at $250.00. This is an increase in fee of $250.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx and the 3-year SOL has expired."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "Home Equity loan notice of address for borrower notification of violation is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not is hand dated by the borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			698	Not Applicable
86682014	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,607.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,147.07	2.625%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	Not Applicable	48.262%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 12/xx/2023, the subject mortgage was originated on xx There is an active junior mortgage against the subject property in favor of xx No active liens and judgments have been found against the borrower and the property. 1st and 2nd county taxes for 2023 have been paid in the total amount of $5,607.58. No prior year delinquent taxes have been found.	As per review of latest payment history as of 12/xx/2023, the loan is performing. The last payment was received on 11/xx/2023 in the amount of $1,716.36 with an interest rate of 2.625% and P&I is $1,147.07 for the due date of 11/xx/2023. The next due date is 12/xx/2023. The current UPB reflected is in the amount of xx.	Collections Comments:The current status of the loan is performing.
As per review of latest payment history as of 12/xx/2023, the loan is performing. The last payment was received on 11/xx/2023 in the amount of $1,716.36 with an interest rate of 2.625% and P&I is $1,147.07 for the due date of 11/xx/2023. The next due date is 12/xx/2023. The current UPB reflected is in the amount of xx.
As per comment dated 3/xx/2022, the borrower’s income was impacted by covid-19. Further details not provided.
As per the final 1003, the borrower has been working at xx.
As per collection comment dated 7/xx/2022, the subject property was impacted by the natural disaster.
No details related to the bankruptcy have been found.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.26%. Tape shows income miscalculation as YTD earnings do not support the qualifying income and employment document discrepancy. As per LOX, the BWR was on leave due to COVID lockdown but did not provide the beginning and end date of the leave. BWR has xx, 0X30 since inception, FICO 797, and $xx equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Issue with the Initial CD (Closing Disclosure) (Lvl 2)     "Initial CD dated xx does not reflect settlement agent information."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.262%, the borrower’s income is $3,440.16, and total expenses are in the amount of $1,660.28. The loan was underwritten by LP (xx, and its recommendation is “Accept” with a DTI of 48%."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			803	Not Applicable
57744331	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,787.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,316.01	2.000%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	807	Not Applicable	37.921%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 12/xx/2023, the subject mortgage was originated on xx No active judgments or liens were found. The annual combined taxes for 2023 are due in the amount of $7,504.18 on 01/xx/2024. The annual other taxes for 2023 are due in the amount of $4,283.24 on 01/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $3,768.84 which was applied for the due date of 12/xx/2023. The current monthly P&I is $2,316.01 with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $3,768.84 which was applied for the due date of 12/xx/2023. The current monthly P&I is $2,316.01 with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx.
The loan was originated on xx and the covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is conventional refinance. According to the tape, the subject is only aged and no additional known defects have been found."	* Intent to Proceed Missing (Lvl 2) "Intent to proceed is missing from loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			823	Not Applicable
82513946	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,801.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,466.94	2.500%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	771	772	19.691%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2023 shows that the subject mortgage was originated on xx There is an active junior mortgage against the subject property in favor of xx. No active liens and judgments have been found against the borrower and subject property. The annual county tax for the year of 2023 has been paid in the amount of $2,801.20 on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023 the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,670.69 (PITI) which was applied for the due date of 12/xx/2023. The monthly P&I is in the amount of $1,466.94 with an interest rate of 2.500%. The current UPB reflected on the tape is xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 11/xx/2023 the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,670.69 (PITI) which was applied for the due date of 12/xx/2023. The monthly P&I is in the amount of $1,466.94 with an interest rate of 2.500%. The current UPB reflected on the tape is xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
No evidence has been found regarding litigation and contested matter.
The reason for default is unable to be determined.
As per the application, the borrower has been working at xx.
No information has been found regarding the forbearance plan.
As per tape data, the property occupancy is stated as owner occupied.
No information has been found related to damage or repairs.
The subject property is in “Florida” and in xx. However, latest collection comment as of 11/xx/2023 states no damage to the property.
The loan was originated on xx and the covid-19 attestation is missing from the loan documents.
No comments have been found stating the borrower was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #1 middle name is xx Tape Source: Initial Tape Type: Field: Borrower #2 Middle Name Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Borrower #2 middle name is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows program/guideline violation. However, a review of the loan file does not show any issues with the loan."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			741	751
36242483	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,493.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,500.28	2.500%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	18.220%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for 2023 is due in the amount of $3,493.84 for 01/xx/2024.
No delinquent taxes have been found for the prior year.	According to the payment history as of 12/xx/2023, the borrower is current with the loan. The next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,500.28 with an interest rate of 2.500% which was applied for the due date of 12/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan. The next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,500.28 with an interest rate of 2.500% which was applied for the due date of 12/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx As per the seller’s tape data, the borrower left employment just prior to closing. Further details not provided.
The Covid-19 attestation is available at xx
As per the final application, the borrower has been working at xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 18.22%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$298.75.
This loan failed the TILA foreclosure rescission finance charge test due to finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$298.75.
																																																																																								Reason for Finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is refinance transaction originated on xx and the 3 year SOL is active."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62932234	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,322.32	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$922.29	4.990%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	665	Not Applicable	19.260%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 12/xx/2023, the subject mortgage was originated on xx The county taxes for 2023 have been paid in the total amount of $3,322.32 on 04/xx/2023 and 10/xx/2023. There is one judgment against the borrower in favor of xx. No active judgments or liens have been found against the borrower or subject property. No prior-year delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,229.82 (PITI), which was applied to the due date of 12/xx/2023. The monthly P&I is $922.29, and the interest rate is 4.990%. The current UPB is xx.	Collections Comments:According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The monthly P&I is $922.29, and the interest rate is 4.990%. The current UPB is xx.
The loan is performing. No modification and forbearance details are available in recent collection comments.   No foreclosure activity has been found. No details were found regarding Covid-19 and damage.   As per Pacer, the borrower has not filed bankruptcy.
As per final 1003, the borrower has been working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 19.26%. Tape shows BWR retired after closing and will receive SSI income; however, the ETA on receipt of SSI income is not available. BWR has xx, 0X30 since inception, FICO 750, and $82k equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Condo Questionnaire. However, CD dated xx reflects Condo Questionnaire at +$205.00. This is an increase in fee of +$205.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the 3 years SOL is expired.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $4,489.00 and Credit Report Fee at $14.00 However, CD dated xx reflects Points - Loan Discount Fee at $4,945.00 and Credit Report Fee at $23.00. This is an increase in fee of 465.27 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the 3 years SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock provided expired on xx and the loan closed on xx No lock extension found."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			776	Not Applicable
96253985	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$762.41	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$340.68	5.500%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	655	Not Applicable	49.132%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 12/xx/2023, the subject mortgage originated on xx No active judgments or liens were found. The 2023 county annual taxes were paid in the amount of $762.41 on 12/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is performing with the loan, and the next due date is 02/xx/2024. The last payment was received on 12/xx/2023 in the amount of $600.00, which was applied for the due date of 01/xx/2024. The current monthly P&I is $340.68 with an interest rate of 5.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is performing with the loan, and the next due date is 02/xx/2024. The last payment was received on 12/xx/2023 in the amount of $600.00, which was applied for the due date of 01/xx/2024. The current monthly P&I is $340.68 with an interest rate of 5.50%. The current UPB reflected as per the payment history is xx.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by COVID-19.
As per the final application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved with DTI of 49.13%. Tape shows the borrower was not employed at the time of closing. The borrower income from new job cannot use to qualify. Borrower defect, unable to calc ATR. The subject loan originated on xx and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the Origination Fee First Lien fees test. The following fees were included in the test:
Loan Origination Fee paid by Borrower: $1,200.00

The loan failed the state regulation for the first lien prohibited fees test. The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $1,150.00"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$249.52. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx and the 3 year SOL is expired.

Foreclosure Rescission finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$249.52. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx and the 3 year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
LE dated xx reflect Points - Loan Discount Fee at $1,080.00. However, CD dated xx reflects Points - Loan Discount Fee at $1,150.00.
LE dated xx reflect Loan Origination Fee at $1,150.00. However, CD dated xx reflects Loan Origination Fee at $1,200.00.
This is a cumulative increase in fee of $ +$120.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the 3 year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.13% as the borrower’s income is $2,439.30 and total expenses are in the amount of $1,198.48 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.13%."		Moderate	Pass	Fail	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			772	Not Applicable
87067948	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,437.87	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,729.13	7.375%	xx	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	708	782	30.171%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 are due in the amount of $56.26 on 1/xx/2024. The annual combined taxes for 2022 were paid in the amount of $805.81 on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 12/xx/2023, the borrower is current with the loan and the next due date is 01/xx/2024. The last payment was received on 11/xx/2023 in the amount of $4,064.29 which was applied to the due date of 12/xx/2023. The unpaid principal balance is xx. The current P&I is $3,227.49 and the interest rate is 7.375%.	Collections Comments:Collections Comments: The current status of the loan is performing.
According to the latest payment history as of 12/xx/2023, the borrower is current with the loan and the next due date is 01/xx/2024. The last payment was received on 11/xx/2023 in the amount of $4,064.29 which was applied to the due date of 12/xx/2023. The unpaid principal balance is xx. The current P&I is $3,227.49 and the interest rate is 7.375%.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
As per the 1003, the borrower has been the xx
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "This loan failed the HPML loan type test. The loan is a HOEPA "higher-priced mortgage loan" (HPML) that is not eligible for purchase by Freddie Mac because HPMLs sold to Freddie Mac must not be ARMS with an initial period or interest-only period less than 7 years."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows that the property was flipped within 180 days; however, a second appraisal as required was not obtained. The review of the appraisal report shows the date of prior sales or transfers is 12/xx/2017, and the price of the prior sale or transfer was xx via a special warranty deed between the developer and the builder as vacant land. The current sale price is xx The subject property's kitchen and bath were recently upgraded. Zillow search shows an estimated value of xx Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 2) "ComplianceEase exception failed the reimbursement amount validation test due to one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 7.493% exceeds APR threshold of 6.240% over by +1.253%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect Collateral Desktop Analysis. However, final CD dated xx reflects  Collateral Desktop Analysis at $150.00. This is an increase in fee of +$150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx the 1 year SOL has expired."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.493% exceeds APR threshold of 6.240% over by +1.253%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			702	741
15021617	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$16,138.19	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,366.56	4.875%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	Not Applicable	49.815%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx There is a junior mortgage against the subject property in the amount of xx No active liens and judgments have been found. The county taxes for 2022-23 are paid. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan and the next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $3,901.44(PITI) and was applied to the due date of 12/xx/2023. The monthly P&I is $2,216.87. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan and the next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $3,901.44(PITI) and was applied to the due date of 12/xx/2023. The monthly P&I is $2,216.87. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been self employed for 15.8 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a fixed-rate loan with an original P&I of $3366.56, an interest rate of 4.875%. However, the current P&I per PH is $2216.87. However, there is a difference in P&I with respect to Note. There is a possibility of loan modification. However, the modification agreement is missing from the loan file.	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type: Field: Did a Modification Change Note Terms? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 1/xx/2061 Variance: Variance %: Comment: As per note stated maturity date is 01/xx/2048. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.81%. Tape shows income miscalculation and undisclosed debts, which may push DTI to 60.94%. BWR has 15 years of SE, 1X30 since inception, FICO 756, and $xx equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Appraisal Re-Inspection Fee. However, CD dated xx reflects Appraisal Re-Inspection Fee at +$200.00. This is an increase in fee of +$200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.815%, as the borrower’s income is $9,430.74 and total expenses are in the amount of $4,697.97 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.81%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			766	Not Applicable
45647798	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,923.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$854.52	5.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	Not Applicable	37.551%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2023 shows that the subject mortgage was originated on xx No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023 were paid in the amount of $4,923.20 on 10/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is performing with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,521.56 (PITI) which was applied for the due date of 11/xx/2023. The monthly P&I is in the amount of $854.52 with an interest rate of 5.500%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 11/xx/2023, the borrower is performing with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,521.56 (PITI) which was applied for the due date of 11/xx/2023. The monthly P&I is in the amount of $854.52 with an interest rate of 5.500%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at “xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.55%. Seller tape data shows misrepresentation of borrower's income. However, personal funds were used. Further details are not provided. Subject loan originated on xx and the 3 years SOL is expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to, Initial closing disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			823	Not Applicable
54889217	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,258.36	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,276.85	4.500%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	628	668	49.302%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 12/xx/2023, the subject mortgage was originated on xx There is credit card judgment in favor of xx. The first installment of county taxes for 2023 has been paid in the total amount of $1,629.18. The second installment of county taxes for 2023 is due in the total amount of $1,629.18 on 04/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is performing with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,652.03 which was applied for the due date of 12/xx/2023. The current monthly P&I is $1,276.85 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is performing with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,652.03 which was applied for the due date of 12/xx/2023. The current monthly P&I is $1,276.85 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.
As per the comment dated 01/xx/2022, the borrower’s income was impacted due to covid-19.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per the comment dated 1/xx/2022, the subject property is located in a xx, which started on 1/xx/2022 and expired on 1/xx/2024. No damage pertaining to the subject property has been found.
Unable to determine the occupancy and current condition of the subject property.
As per the final application, the borrower is self-employed. He is the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.30%. Tape shows BWR2 was terminated prior to closing, and the lender tried to use SE income to offset DTI; however, BWR1 SE income had decreased from the prior year. The revised DTI is 134.80%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect Loan Origination Fee. However, CD dated xx reflects Loan Origination Fee at $122.00. This is an increase in fee of +$122.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the 3 year SOL is expired.

TRID Violation due to decrease in lender credit on Closing Disclosure dated xx Initial LE dated xx reflects lender credit at $314.00. However, Revised CD dated reflects Lender Credit at $68.00. This is decrease of +$246.00 for fee which has 0% tolerance test. Valid COC for the decrease is missing from the loan documents. Subject loan is refinance case, originated on xx and the 3 year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.302% as the borrower’s income is $4,092.08 and total expenses are in the amount of $2,017.49 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 49.30%."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			778	Not Applicable
29577283	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,067.19	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$908.47	5.500%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	42.803%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2023 shows that the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan. The last payment was received on 11/xx/2023, which was applied for the due date of 12/xx/2023 and the next due date for payment is 1/xx/2024. The P&I is $908.47 and PITI is $2,007.56. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan. The last payment was received on 11/xx/2023, which was applied for the due date of 12/xx/2023 and the next due date for payment is 1/xx/2024. The P&I is $908.47 and PITI is $2,007.56. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per the final application, the borrower is self-employed. He has been the owner of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows an HPML loan without impounds established at the time of close. The loan currently has an impound account.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.846% exceeds APR threshold of 5.370% over by +0.476%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is non-escrowed.

Loan failed the qualified mortgage lending policy points and fees test due to fees charged $6545.00 exceeds fees threshold of $4,720.60 over by +$1824.40.
The below fees were included in the test:
Administration Fee paid by Borrower: $xx
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $xx
* ComplianceEase Risk Indicator is "Critical" (Lvl 3)     "This loan failed the higher-priced mortgage loan required escrow account test. ( 12 CFR §1026.35(b) )
This loan fails to collect reserves for either:
The payment of homeowner's insurance and property taxes for properties that are not a condominium, high rise condominium, or planned unit development"
* Higher Price Mortgage Loan (Lvl 3) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.846% exceeds APR threshold of 5.370% over by +0.476%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is non-escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."	* GSE Points and Fees Test Violations (Lvl 2) "Loan failed the GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $6,545.00 exceeds fees threshold of $4,720.60 over by +$1824.40.
The below fees were included in the test:
Administration Fee paid by Borrower: $xx
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $xx

Downgraded the exception as SOL has been expired. 04/xx/2024."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Critical	Fail	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			694	Not Applicable
6933868	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,701.07	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,944.52	7.500%	xx	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	755	49.370%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. Annual combined taxes for 2023 are due on 1/xx/2024 in the amount of $6,701.07. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 1/xx/2024. The last payment was received on 11/xx/2023 in the amount of $2,866.00 which was applied for the due date of 12/xx/2023. The current P&I is $1,944.52 and PITI is $2,866.00. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 1/xx/2024. The UPB is xx. As per the final application, the borrower has been the owner of xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is a non-QM 12-month business bank statement program. BWR2 was added to the loan later, and she did not receive a full initial disclosure package. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate.

Subject loan is purchase case, originated on xx and the SOL is 1 year expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx reflects appraisal fee at $500.00. However, final CD dated xx reflects appraisal fee at $525.00. This is an increase in fee of $25.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is purchase case, originated on xx and the SOL is 1 year expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.906% exceeds APR threshold of 5.800% over by +2.106%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			689	Not Applicable
9072065	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$5,135.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$735.22	4.625%	xx	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	513	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 12/xx/2023 the subject mortgage was originated on xx There is an active junior mortgage against the subject property in favor of xx. There are 2 credit card judgments found against the subject property in favor of xx The 2023 county annual taxes were paid in the amount of $4,975.72 on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is performing with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,777.70 which was applied for the due date of 12/xx/2023. The current monthly P & I is $735.22 with an interest rate of 3.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is performing with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,777.70 which was applied for the due date of 12/xx/2023. The current monthly P & I is $735.22 with an interest rate of 3.630%. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated 09/xx/2022, the reason for default is unemployment.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
There is forbearance agreement located at xx.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
The subject property is in “Florida” and in xx". However, latest collection comment as of 12/xx/2023 states no damage to the property.
No comments have been found stating the borrower’s income was impacted by Covid-19.
The borrower's employment details are not available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Application Final Truth in Lending Discl. Flood Certificate Good Faith Estimate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Initial Escrow Acct Disclosure Missing Dicsloures Missing DU/GUS/AUS Missing or error on the Rate Lock Notice of Servicing Transfer Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "As per inspection report dated 06/xx/2019 located at xx, the roof of the subject property was damaged and the estimated cost of repair is xx* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 closing statement is missing from loan documents." * Loan does not conform to program guidelines (Lvl 3) "Seller tape shows No Flaw, Collateral File Only, Well Seasoned Loan. Further details not provided."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final truth in lending is missing from loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from loan documents"
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial good faith estimate is missing from loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial truth in lending is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance policy is missing from loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			647	Not Applicable
2199025	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$299.25	$3,884.07	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$946.72	4.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	723	46.999%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 12/xx/2023, the subject mortgage originated on xx No active judgments or liens were found. The first installment of county taxes for the year 2023-2024 has been paid in the amount of $1,786.27 on 07/xx/2023. The second installment of county taxes for the year 2023-2024 has been due in the amount of $1,798.55 on 12/xx/2023. The annual utilities charges for the year 2023 have been delinquent in the amount of $299.25 and are good through 07/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,348.67, which was applied for the due date of 11/xx/2023. The current monthly P&I is $946.72 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,348.67, which was applied for the due date of 11/xx/2023. The current monthly P&I is $946.72 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the servicing comment dated 02/xx/2022, the reason for default is unemployment or decreased income.
As per the servicing comment dated 02/xx/2023, the repayment plan start date is 02/xx/2023.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
As per the servicing comment dated 02/xx/2022, the borrower’s income was impacted by COVID-19.
As per final 1003, the borrower was previously working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved with DTI of 46.99%. Tape shows the borrower was not employed prior to closing which may push DTI to 95%. Borrower defect, unable to calc ATR. The subject loan originated on xx and the 3-year SOL has expired."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. However, the final CD date of xx reflects cash to in the amount of $xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on Initial CD dated xx reflects Lender credits at $5,298.29. However, final CD dated xx reflects Lender credits at $3,708.09. This is decrease of -$1,590.20 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.99% as the borrower’s income is $3,524.33 and total expenses are in the amount of $1,656.40 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 46.99%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			652	Not Applicable
38452194	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,242.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,317.84	4.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	40.680%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx There is junior mortgage active against the subject property in favor ofxx 2nd half city taxes for 2023/2024 are due on 6/xx/2024 in the amount of $2,046.38. 2nd half utilities taxes for 2024/2024 are due on 6/xx/2024 in the amount of $45.00. 2nd half utilities taxes for 2024/2024 are due on 6/xx/2024 in the amount of $151.00. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,879.33 which was applied for the due date of 12/xx/2023. The current P&I is $1,317.84 and PITI is $1,879.33. The UPB is xx. ..	Collections Comments:The loan is currently performing. As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 1/xx/2024. The UPB is xx
As per the final application, the borrower has been the owner of xx. Prior employment details are not available.
The loan was originated on xx As per seller’ tape data, the borrower had business loss. Further details not provided.
The appraisal report is “as is". The photo addendum located at xx shows that the kitchen needs minor repairs. CC does not show any damage.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per note borrower's first name is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.680%. Tape shows SE income miscalculation, and 2-year income history is not documented. The revised DTI is 45.77. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at +$320.40. This is an increase in fee of +$320.40 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			781	Not Applicable
81223252	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$611.83	4.625%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	46.963%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 12/xx/2023 the subject mortgage was originated on xx There are two active prior mortgages against the subject property which were recorded prior to the subject mortgage. The first senior mortgage was recorded on xx and the second mortgage was recorded on xx No active judgments or liens were found. The taxes are to follow. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $880.50 which was applied for the due date of 12/xx/2023. The current monthly P&I is $611.83 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $880.50 which was applied for the due date of 12/xx/2023. The current monthly P&I is $611.83 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the final 1003 application, the borrower was previously working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A Tape Source: Initial Tape Type:	3: Curable	* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents. Also, income is not available on it."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.963%. Tape and file show BWR income cannot be qualified; also, the client was on leave and does not plan on retiring. Without income, the DTI cannot be calculated. BWR defect. The subject loan originated on xx and the 3-year SOL has expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $3,627.50 Exceeds Fees threshold of $3,440.69 Over by +$186.81.

The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,677.50
Processing Fee paid by Borrower: $600.00
Underwriting Fee paid by Borrower: $350.00

Downgraded the exception as SOL has been expired. 04/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx Initial CD dated xx reflects Lender Credit at $350.00, however, Final CD dated xx reflects Lender Credit at $300.00. This is decrease of $50.00 for fee which has 0% tolerance test."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $3,627.50 Exceeds Fees threshold of $3,440.69 Over by +$186.81.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $2,677.50
Processing Fee paid by Borrower: $600.00
Underwriting Fee paid by Borrower: $350.00

Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged $3,627.50 Exceeds Fees threshold of $3,440.69 Over by +$186.81.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $2,677.50
Processing Fee paid by Borrower: $600.00
Underwriting Fee paid by Borrower: $350.00"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.963%, as the borrower income is $2,289.73 and total expenses are in the amount of $1,075.33 and the loan was underwritten by LP (xx) and its recommendation is “Eligible/Accept” with a DTI of 47%. The subject loan originated on 10/xx/2019, and the 3-year SOL has expired."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			706	Not Applicable
4301503	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$996.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$502.51	5.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	49.528%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx No active judgments or liens have been found. The annual combined taxes for 2023 is due in the amount of $996.50 for 01/xx/2024. No delinquent taxes have been found for the prior year.	According to the payment history as of 12/xx/2023, the borrower is current with the loan. The next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $502.51 with an interest rate of 5.250% which was applied for the due date of 11/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan. The next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $502.51 with an interest rate of 5.250% which was applied for the due date of 11/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been receiving social security/disability income.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.528%. The tape shows a retirement income miscalculation. Further details were not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
As per the appraisal report located at xx, the subject property type is manufactured housing. The xx endorsement is attached with the short form policy. The VIN# provided in mortgage legal is xx The manufactured home rider is available at xx and the affidavit of affixation is available at xx shows the manufactured home is permanently affixed with the serial# xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.528%, as the borrower's income is $1,407.00, and total expenses are in the amount of $696.86, and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.53%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			737	Not Applicable
86627568	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,910.03	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,292.33	3.625%	xx	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	712	27.744%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2023 shows that the subject mortgage was originated on xx
No active liens and judgments have been found against the borrower and subject property.
The 3rd installment of town tax for the year of 2023 is paid in the total amount of $1,355.01 on 01/xx/2023.
The 4th installment of town tax for the year of 2023 is paid in the total amount of $1,355.00 on 04/xx/2023.
The 1st installment of town tax for the year of 2024 is paid in the total amount of $1,400.00 on 07/xx/2023.
The 2nd installment of town tax for the year of 2024 is paid in the total amount of $1,400.00 on 10/xx/2023.
The 3rd installment of town tax for the year of 2024 is due in the total amount of $1,400.02 on 02/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023 the borrower is current with the loan and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,839.72 (PITI) which was applied for the due date of 12/xx/2023. The monthly P&I is in the amount of $1,292.33 with an interest rate of 3.625%. The current UPB reflected on the tape is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023 the borrower is current with the loan and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,839.72 (PITI) which was applied for the due date of 12/xx/2023. The monthly P&I is in the amount of $1,292.33 with an interest rate of 3.625%. The current UPB reflected on the tape is xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
No evidence has been found regarding litigation and contested matter.
The reason for default is unable to be determined.
As per the application, the borrower has been working at xx.
No information has been found regarding the forbearance plan.
As per tape data, the property occupancy is stated as owner occupied.
No information has been found related to damage or repairs.
The loan was originated on xx and the covid-19 attestation is missing from the loan documents.
No comments have been found stating the borrower was impacted by Covid-19.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value NA Tape Source: Initial Tape Type: Field: Mortgage Type Loan Value: FHA Tape Value: Conventional Variance: Variance %: Comment: Mortgage type Conventional as per document FHA. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is an FHA tape shows issue FHA Seasoning requirements not met - FHA Connection will not permit a case number to be assigned for a Streamline Refinance transaction until the seasoning requirements have elapsed / been met. On the date of the FHA case number assignment -at least 210 Days must have passed from the Closing Date of the Mortgage that is being refinance and NOT MET until xx Elevated for clients review."	* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance is missing from the loan document." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan document."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			799	740
97836056	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,894.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$405.73	3.500%	xx	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	Not Applicable	17.262%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 12/xx/2023, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property in favor of xx However, this prior mortgage is not shown in schedule-B of the final title policy as an exception, and no pay off is found in the final HUD-1 for this prior mortgage. No recorded copy of release or satisfaction has been found in the updated title report.
No active judgments or liens found.
The 1st installment of county taxes for 2023 was paid in the amount of $849.85 on 09/xx/2023.
The 2nd installment of county taxes for 2023 was due in the amount of $1,894.50 on 02/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $685.38 which was applied for the due date of 11/xx/2023. The current monthly P & I is $405.73 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $685.38 which was applied for the due date of 11/xx/2023. The current monthly P & I is $405.73 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type: Field: Mortgage Type Loan Value: FHA Tape Value: Conventional Variance: Variance %: Comment: Seller tape shows Mortgage Type is Conventional as per the document is FHA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at DTI 17.262. The seller's tape shows that the BWR's income could not be considered for qualification as the borrower was on leave at the time of the loan closing. Lender defect. The subject loan originated on xx and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 4.561%  exceeds APR threshold of 5.822% over by -1.261%HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $1,920.00 , Appraisal Fee at $570 and Credit Report Fee at $18.00 However, CD dated xx reflects Points - Loan Discount Fee at $3049.45, Appraisal Fee $715.00. Credit Report Fee at $40.76. This is a cumulative increase in the fee of $1297.21 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx and the 3-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $3,482.45 exceeds fees threshold of $3,232.00 Over by +$250.45.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $433.00
 Points - Loan Discount Fee paid by Borrower: $3,049.45

Loan Fails Qualified Mortgage Lending policy points and fees test due to fees charged $3,482.45 exceeds fees threshold $3,232.00 Over By +$250.45
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $433.00
 Points - Loan Discount Fee paid by Borrower: $3,049.45"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 2)     "Loan fails FHA QM rebuttable presumption test due to fees charged $3,482.45 exceeds fees threshold of $3,232.00 over by +$250.45.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $433.00
Points - Loan Discount Fee paid by Borrower: $3,049.45"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			790	Not Applicable
48431820	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,266.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$604.53	4.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	43.037%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 12/xx/2023 the subject mortgage was originated on xx No active judgments or liens found. The 1st and 2nd installments of county taxes for 2022 were paid in the total amount of $1,266.14 on 04/xx/2023 and 11/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $782.54 which was applied for the due date of 12/xx/2023. The current monthly P&I is $604.53 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $782.54 which was applied for the due date of 12/xx/2023. The current monthly P&I is $604.53 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the subject property has been occupied by owner.
As per tape data, client was terminated from their employment prior to closing. Further details not found.
As per the final 1003 application, the borrower was previously working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.037%. Tape and VOE show the BWR was terminated from employment prior to closing and obtained a 100% commission job after closing. Further details were not provided. BRW defect; the subject loan originated on xx and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect Credit Monitoring Service fee. However, final CD dated xx reflects Credit Monitoring Service fee at $5.00. This is an increase in fee of +$5.00 for charges that cannot increase. Subject loan is a purchase, originated on xx and the 1-year SOL is expired."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.037%, as the borrower’s income is $3,599.76 and total expenses are in the amount of $1,549.22 and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of 43%."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary (1008) is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			716	Not Applicable
33943705	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,670.87	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,839.24	6.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	46.421%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 12/xx/2023, the subject mortgage was originated on xx No active judgments or liens found. The 2023 combined annual taxes were paid in the amount of $3,670.87 on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $3,570.00 which was applied for the due date of 12/xx/2023. The current monthly P & I is $2,839.24 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $3,570.00 which was applied for the due date of 12/xx/2023. The current monthly P & I is $2,839.24 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
The subject mortgage was originated on xx Tape shows defect as “lost investor due to COVID. Further details not provided.
As per final application, the borrower has been working at xx
The loan was originated on xx However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: Stewart |---| |----| Comment: Borrower middle name is N/A. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is N/A. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan type is alternative (bank statement) and lost investor due to COVID. Further details were not provided."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.822% exceeds APR threshold of 5.010% over by +1.812%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 6.822% exceeds APR threshold of 5.010% over by +1.812%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.421% as the borrower’s income is xx and total expenses are in the amount of $7,344.75 and the loan was manually underwritten. The subject loan originated on xx and the 3-year SOL is expired."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			681	Not Applicable
24675563	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,718.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$897.01	4.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	797	Not Applicable	36.156%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2023, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of $821.74 on 11/xx/2023. The annual city taxes for 2023 were paid in the amount of $2,896.52 on 10/xx/2023. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 12/xx/2023, the borrower is current with the loan and the next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $897.01 which was applied to the due date of 12/xx/2023. The unpaid principal balance is xx. The current P&I is $897.01 and the interest rate is 4.875%.	Collections Comments:The loan is currently performing, and the next due date is 1/xx/2024.
The last payment was received on 12/xx/2023 in the amount of $897.01 which was applied to the due date of 12/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per final 1003, the borrower was previously working at looking for employment from xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is $8,521.92, annual payments (Debt Service) are $xx and the debt service cover ratio (DSCR) is 0.45 which is less than 1."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 36.156%.The tape shows BWR was not employed prior to closing. Borrower defect. The subject loan originated on xx and the 3-year SOL is expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			731	Not Applicable
76051360	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,188.19	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$383.85	4.125%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	18.818%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx. No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of $731.05 which was applied for the due date of 12/xx/2023. The current P&I is $383.85 and PITI is $731.05. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and next due date is xx. The UPB is xx. As per the final application, the borrower has been working at xx. As per seller’ tape data, the borrower was not employed at the time of closing. Further details not provided. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 18.818%. Tape and VOE in the file show BWR was not employed at closing. BWR defect: the subject loan was originated on xx and the 3-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit in initial closing disclosure dated xx. Initial LE dated xx reflects lender credit at $550.00, however, revised CD dated xx reflects lender credit at $200.00. This is decrease of $350.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing. The subject loan is a refinance case, originated on xx and the SOL is 3 years expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right to cancel is not hand signed by the borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			748	Not Applicable
40436473	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$933.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,000.97	3.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	748	Not Applicable	31.833%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx, the subject mortgage was originated on xx. No active liens and judgments have been found against the borrower and the property. 1st county taxes for 2023 have been paid in the amount of $466.51. 2nd county taxes for 2023 have been paid in the amount of $466.51. No prior year delinquent taxes have been found.	As per review of latest payment history as of xx, the loan is performing. The last payment was received on xx in the amount of $1,254.23 with an interest rate of 3.250% and P&I is $1,000.97 for the due date of xx. The next due date is xx. The current UPB reflected is in the amount of xx.	Collections Comments:The current status of the loan is performing.
As per review of latest payment history as of 12/xx/2023, the loan is performing. The last payment was received on xx in the amount of $1,254.23 with an interest rate of 3.250% and P&I is $1,000.97 for the due date of xx. The next due date is xx. The current UPB reflected is in the amount of xx.
As per the final 1003, the borrower has been working at xx.
No damages have been found.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.83%. Tape shows BWR was qualified using an unsigned employment offer letter. Post-close VOE and paystubs revealed that BWR was unemployed after closing and started a new job after a 3-week gap. Lender defect. The subject loan was originated on xx and the 3-year SOL is expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Settlement services provider list is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			792	Not Applicable
91272457	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,576.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,214.90	3.375%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	631	Not Applicable	42.323%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx. No active judgments or liens were found. The 1st installment of county taxes for 2023 was paid in the amount of $4,788.03 on 12/xx/2023. The 2nd installment of county taxes for 2023 is due in the total amount of $4,788.03 on 04/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of $3,361.18 which was applied for the due date of xx. The current monthly P&I is $2,214.90 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of $3,361.18 which was applied for the due date of xx. The current monthly P&I is $2,214.90 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx, the reason for default is curtailment of income.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
As per servicing comment dated xx, the borrower’s income has been impacted due to Covid-19 pandemic and the reason for default is curtailment of income.
As per final application, the borrower “xx” has been working at “xx.
The loan was originated on xx and the covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Original Balance (or Line Amount) Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows AUS not eligible due to underwriter error. Review of loan file does not show any error. Further details not found."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $xx. Current UPB xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
LE dated xx reflects Points - Loan Discount Fee at $3,464.00. However, CD dated xx reflects Points - Loan Discount Fee at $3,492.00.
This is increase in fee of $ +$28.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the 3 year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			631	Not Applicable
39550559	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,578.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,090.05	4.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	758	Not Applicable	45.409%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx, the subject mortgage was originated on xx. No active liens and judgments have been found against the borrower and the property. 1st and 2nd county taxes for 2023 have been paid in the total amount of $3,578.66. No prior year delinquent taxes have been found.	As per review of latest payment history as of 12/xx/2023, the loan is performing. The last payment was received on 12/xx/2023 in the amount of $2,614.68 with an interest rate of 4.125% and P&I is $2,090.05 for the due date of xx. The next due date is xx. The current UPB reflected is in the amount of xx.	Collections Comments:The current status of the loan is performing
As per review of latest payment history as of 12/xx/2023, the loan is performing. The last payment was received on 12/xx/2023 in the amount of $2,614.68 with an interest rate of 4.125% and P&I is $2,090.05 for the due date of xx. The next due date is xx. The current UPB reflected is in the amount of xx.
As per the final 1003, the borrower has been working at xx.
Appraisal report dated xx reflects in photo addendum that unit xx is missing a basement window. A window space is closed up with a piece of wood and the wood has a hole in it. Cost to cure to replace the window $300.00 xx. 1004D is missing from the loan file.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the appraisal came in low and was not updated. LTV is xx, and agency guidelines cap at xx. An appraised value of $xx was considered; however as per the appraisal report, the subject property's reasonable value as determined by the appraiser is $xx. The corrected LTV increases to xx."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Appraisal report dated xx reflects in photo addendum that unit xx is missing a basement window. A window space is closed up with a piece of wood and the wood has a hole in it. Cost to cure to replace the window $300.00 xx. 1004D is missing from the loan file. Zillow search shows estimated value of $xx. Current UPB is xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$300.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			608	Not Applicable
11640704	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,713.24	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,153.40	2.875%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	678	Not Applicable	50.164%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx, the subject mortgage was originated on xx. The city third and fourth installment taxes for 2024 are due on 02/xx/2024 and 05/xx/2024 in the amount of $3,143.56 . There is one junior mortgage against the subject property in favor of xx. No active judgments or liens have been found against the borrower or subject property. No prior year delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on11/xx/2023 in the amount of $1,893.82 (PITI) which was applied to the due date of xx. The monthly P&I is $1,153.40 and the interest rate is 2.875%. The current UPB is xx.	Collections Comments:According to the payment history as of 12/xx/2023, the borrower is current with the loan and the next due date is xx. The monthly P&I is $1,153.40 and the interest rate is 2.875%. The current UPB is xx.
The loan is performing. No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found. No details were found regarding Covid-19 and damage.
As per Pacer, the borrower has not filed bankruptcy.
As per final 1003, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx. Tape shows the borrower's did not disclose, and the lender also missed to calculate the garnishment child support debt in DTI, which was disclosed in the paystubs. Lender defect. The subject loan originated on xx, and the 3-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.164%, as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by xx and its recommendation is “Accept” with a DTI of xx."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			712	Not Applicable
48324483	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,702.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,154.98	3.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	35.641%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx. No active liens and judgments have been found. The annual combined taxes for the year 2023 are due on 1/xx/2024 in the amount of $3179.40. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on 11/xx/2023 in the amount of $2,267.72(PITI) and was applied to the due date of xx. The monthly P&I is $1,154.98, and the interest rate is 3.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on 11/xx/2023 in the amount of $2,267.72(PITI) and was applied to the due date of xx. The monthly P&I is $1,154.98, and the interest rate is 3.375%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final application, the borrower was previously working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Flood Certificate Initial Escrow Acct Disclosure Missing Dicsloures Missing Initial Closing Disclosure Missing Initial LE Mortgage Insurance Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. MI was cancelled due to the misrepresentation. Further details were not provided. Elevated for client review."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "Compliance TRID tolerance test is incomplete due to initial closing disclosure and initial loan estimate is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliate business disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			805	Not Applicable
80544112	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	$0.00	$12,089.80	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,148.79	3.875%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	656	Not Applicable	49.495%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx
There are 3 real estate tax liens found against the subject property in the total amount of $351.83 filed by xx,” which were recorded on xx. The subject property is located in xx and the aforementioned unpaid liens may cause the subject property to go into foreclosure. This can be cured by paying off the lien with its penalties and interest.
The 1st installment of county taxes for 2023 was paid in the amount of $6,044.90 on 12/xx/2023.
The 2nd installment of county taxes for 2023 is due in the total amount of $6,044.90 on 04/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 12/xx/2023, the borrower is performing with the loan, and the next due date is xx. The last payment was received on 12/xx/2023 in the amount of $4,319.50, which was applied for the due date of xx. The current monthly P&I is $1,148.79 with an interest rate of 3.88%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is performing with the loan, and the next due date is xx. The last payment was received on 12/xx/2023 in the amount of $4,319.50, which was applied for the due date of xx. The current monthly P&I is $1,148.79 with an interest rate of 3.88%. The current UPB reflected as per the payment history is xx.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by COVID-19.
As per the final application, the borrower has been the owner of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.49%. The tape shows SE income was miscalculated using the 2018 joint tax returns and joint schedule C income. The recalculated income using the 2018 tax transcripts decreases the qualifying income from xx, and the revised DTI is xx. Lender defect. The subject loan originated on xx and the 3-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is not signed by the borrower."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.495% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by xx and its recommendation is “accept” with a DTI of 49.00%."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			694	Not Applicable
68936841	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,305.10	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,512.25	3.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	803	807	30.336%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx. There is an active junior mortgage against the subject property in favor of xx. The first installment of county taxes for 2023 has been paid in the total amount of $652.55. The second installment of county taxes for 2023 is due in the total amount of $652.55 on 05/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,857.15 which was applied for the due date of 11/xx/2023. The current monthly P&I is $1,512.25 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,857.15 which was applied for the due date of 11/xx/2023. The current monthly P&I is $1,512.25 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the subject property has been occupied by owner.
The loan was originated on xx. The Covid-19 attestation is located at xx.
As per the final 1003 application, the borrower was previously working at xx. Later, the borrower started working at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value NA Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject is a conventional purchase loan. Tape shows there was no Homebuyer Education Course Certificate prior to closing. Borrowers are not permitted to take the HBE course after closing. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			789	Not Applicable
93503113	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$2,346.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$958.05	4.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	760	752	26.415%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx There is real estate tax lien found against the subject property in favor of “xx, State of California” in the amount of xx which was recorded on xx. The first instalment of county taxes for 2023 were paid in the amount of $1,173.02 on 12/xx/2023. The second instalment of county taxes for 2023 is due in the amount of $1,173.02 on 04/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is performing with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,269.68 (PITI) which was applied for the due date of 11/xx/2023. The monthly P&I is in the amount of $958.05 with an interest rate of 4.250%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 11/xx/2023, the borrower is performing with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,269.68 (PITI) which was applied for the due date of 11/xx/2023. The monthly P&I is in the amount of $958.05 with an interest rate of 4.250%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final 1003 application, the borrower was previously working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Hazard Insurance Initial 1003_Application Initial Escrow Acct Disclosure Missing Dicsloures Missing DU/GUS/AUS Missing or error on the Rate Lock Notice of Servicing Transfer Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report dated xx is subject to "Completion/Repairs" due to missing carbon monoxide detector outside of bedrooms in hallway. Cost to cure is not provided. Updated 1004D is missing from the loan documents. Final CD does not show any escrow holdback amount."
* Loan does not conform to program guidelines (Lvl 3) "As per seller tape, B1 is an ITIN and B2 is an SSN. However, a review of the loan file shows that both borrowers are US citizens and both have SSNs. ID cards, driving licenses, and passports are missing from the loan file."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to Initial LE and Initial CD are missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/DU report is missing from the loan document."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "A valid hazard insurance policy is missing. Loan was funded on xx.  The hazard policy on file reflects an effective date of xx and an expiration date of xx."
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit is missing from the loan documents.

Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary (1008) is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			747	803
16364069	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Other	$0.00	$9,499.05	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,578.29	3.375%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	749	793	38.093%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx
There are four civil judgments found against the borrower in the total amount of $xx filed by different plaintiffs and recorded on different dates prior to the subject mortgage.
There are two IRS liens found against the borrower in the total amount of xx filed by “xx,” which were recorded on xx and xx prior to the subject mortgage.
There is a code enforcement lien on the subject property in favor of xx in the amount of $1,222.10, which was recorded on xx prior to the subject mortgage.
There is a water, sewer, and utility lien on the subject property in favor of “xx” in the amount of $xx, which was recorded on xx
There is a municipal lien on the subject property, which is delinquent in the amount of $xx and good through xx
The annual county taxes for the year 2024 have been due in the amount of $9,499.05 as of 03/xx/2024.
The water charges for the year 2024 have been due in the amount of $272.00 on 01/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,578.29, which was applied for the due date of 12/xx/2023. The current monthly P&I is $1,578.29 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,578.29, which was applied for the due date of 12/xx/2023. The current monthly P&I is $1,578.29 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is investment property.
No information has been found stating the borrower’s income was impacted by COVID-19.
The borrower's employment details are not available in the loan file.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape and file show the borrower did not sign the final 1003 and is also currently in default. A post-close audit found that there was no signed 1003 on file after closing. Further details were not provided."	* Final Application Incomplete (Lvl 2) "The final application is not hand-dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			723	741
36969722	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,038.07	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,796.12	2.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	793	771	47.941%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx, the subject mortgage was originated on xx. No active liens and judgments have been found against the borrower and the property. 1st, 2nd, 3rd, and 4th county taxes for 2023 have been paid in the total amount of xx. 1st , and 2nd county taxes for 2023 have been due in the total amount of $5,019.04. No prior year delinquent taxes have been found.	As per review of latest payment history as of 12/xx/2023, the loan is performing. The last payment was received on 11/xx/2023 in the amount of $2,716.76 with an interest rate of 2.750% and P&I is $1,796.12 for the due date of 11/xx/2023. The next due date is 12/xx/2023. The current UPB reflected is in the amount of xx.	Collections Comments:The current status of the loan is performing.
As per review of latest payment history as of 12/xx/2023, the loan is performing. The last payment was received on 11/xx/2023 in the amount of $2,716.76 with an interest rate of 2.750% and P&I is $1,796.12 for the due date of 11/xx/2023. The next due date is 12/xx/2023. The current UPB reflected is in the amount of xx.
The loan was originated on xx. Covid-19 attestation is located at xx.
As per the final 1003, the borrower has been working at xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation prohibited fees test: The following fees were included in the test: Attorney Fee paid by Borrower: $1,500.00 Title-CPL Fee paid by Borrower: $75.00 Title-NOS paid by Borrower: $50.00 Title-Transaction Management paid by Borrower: $35.00"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.941%. Tape shows BWR had an unexpected leave from work and has not returned. Further details were not provided. Borrower defect. The subject loan originated on xx and the 3-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents.

Downgraded the exception as SOL has been expired. xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.94% as the borrower’s income is $7,954.27 and total expenses are in the amount of $3,813.36 and the loan was underwritten by xx and its recommendation is Approve/Eligible with a DTI of 47.94%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			676	770
1264094	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,162.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$744.71	3.990%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	44.413%	First	Final policy	Not Applicable	Not Applicable	02/xx/2021	x	Not Applicable	3.990%	x	03/xx/2021	Financial Hardship	As per review of the latest updated title report dated xx, the subject mortgage was originated on xx.
There are two credit card judgments found against the subject borrower xx in favor of xx in the total amount of $3,238.87.
There are two credit card judgments found against the subject borrower xx in favor of xx in the total amount of xx recorded on xx
Annual combined and other taxes for 2023 have been due in the total amount of xx.
No prior year delinquent taxes have been found.
As per review of the latest payment history as of November 12, 2023, the loan is performing. The last payment was received on 12/xx/2023 in the amount of $904.69 with an interest rate of 3.990%, and P&I is $528.35 for the due date of 1/xx/2024. The next due date is 2/xx/2024. The current UPB reflected is in the amount of xx.	Collections Comments:The current status of the loan is performing.
As per review of the latest payment history as of xx, the loan is performing. The last payment was received on 12/xx/2023 in the amount of $904.69 with an interest rate of 3.990%, and P&I is $528.35 for the due date of 1/xx/2024. The next due date is 2/xx/2024. The current UPB reflected is in the amount of xx.
As per the final 1003, the borrower has been working at xx.
Appraisal report located at xx to completion. However, appraisal shows missing siding. The dwelling requires extensive siding repair, as seen in the subject photos. Appraisal 1004D Update/Completion report is missing from loan documents. Final closing disclosure does not show any escrow holdback. However, CC does not show any damage.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx with new modified UPB amount of $XX. The borrower promises to make a monthly payment of $528.35 with a rate of interest of 3.990%, which began on xx and will end on xx	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No
Field: Stated Maturity Date Loan Value:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is "as is." However, the appraisal shows the dwelling requires extensive siding repair, as seen in the subject photos; this does not affect the livability of the home. The 1004D update/completion report is missing from the loan documents. Also, the final CD does not reflect any holdbacks. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.413%. Tape shows a miscalculation of income as the lender included the borrower's son's income from xx, which was reflected on the Finicity report. The revised DTI is 61.97%. Lender defect. The subject loan was originated on xx, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $1,633.00. However, CD dated xx reflects the sum of Section C and Recording fee at $1,942. This is a cumulative increase of $145.70 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.413% as the borrower’s income is $6,500.00 and total expenses are in the amount of $2,886.87 and the loan was underwritten by xx and its recommendation is Approve/Eligible with a DTI of 44.41%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4103591	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,081.11	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$327.95	2.250%	xx	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	785	794	48.967%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installments of school and county taxes for 2023 have been paid in the total amount of $1,081.11. No prior year’s delinquent taxes have been found.	According to payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 1/xx/2024. The last payment was received on 11/xx/2023 in the amount of $628.71 (PITI), which was applied for the due date of 12/xx/2023. The current P&I is $322.30 with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 1/xx/2024. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower previously worked at xx. The co-borrower has been working at xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a FHA fixed-rate mortgage with a P&I of $327.95, a rate of interest of 2.250%, and a maturity date of xx The P&I as per payment history tape data is $322.30, and the rate of interest is 2.250%. However, there is a difference in P&I with respect to the note. However, the modification agreement is missing from the loan file.	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type: Field: Did a Modification Change Note Terms? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Mortgage Type Loan Value: xx Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.97%. Tape shows BWR1 retired prior to closing and was applicable for SSI income after closing in March 2021. The revised DTI is 99%. Further details were not provided. BWR defect; the subject loan originated on xx and the 3-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is not signed by the borrower."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.97% as the borrower’s income is $2,539.87 and total expenses are in the amount of $1,243.71 and the loan was underwritten by xx and its recommendation is Approve/Eligible with a DTI of 48.97%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	823
12882660	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,852.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,527.78	3.625%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	34.836%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the UT report dated xx, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual county taxes is due in the amount of $4,926.34 for 04/xx/2024. The water/sewer charge is delinquent in the amount of $1,650.66 which is good through 12/xx/2023.	According to the payment history as of 12/xx/2023, the borrower is current with the loan. The next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,527.78 with an interest rate of 3.625% which was applied for the due date of 12/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan. The next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,527.78 with an interest rate of 3.625% which was applied for the due date of 12/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, previously, the borrower worked at xx
As per the collection comment dated xx the subject property was potentially affected. However, the nature of damage and cost of repairs are unable to determine. No evidence is available to confirm the current status of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $xx. Current UPB xx"
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject was approved at 34.836%. Tape shows BWR was terminated from their employer on xx. Further details were not provided. BWR defect; the subject loan was originated on xx and the 3-year SOL is expired."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "Initial application signed by the loan originator is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			796	Not Applicable
15154669	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,933.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,189.06	3.125%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	739	Not Applicable	44.801%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx. No active judgments or liens were found. The 2023 county annual taxes were paid in the amount of $1,933.30 on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,864.88 which was applied for the due date of 12/xx/2023. The current monthly P&I is $1,189.06 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,864.88 which was applied for the due date of 12/xx/2023. The current monthly P&I is $1,189.06 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per final application, the borrower has been working at xx.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees test due to fees charged $6,445.00 exceeds fees threshold of $6,142.44 over by +$302.56.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $6,095.00
Underwriting Fee paid by Borrower: $350.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE QM points and fees test due to fees charged $6,445.00 exceeds fees threshold of $6,142.44 over by +$302.56.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $6,095.00
Underwriting Fee paid by Borrower: $350.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at DTI 44.80%. Tape shows DTI exceeds the maximum guidelines as the borrower was not employed at the time of closing. Further details were not provided. BWR defect. The subject loan is a refinance case; originated on xx and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.80% as the borrower’s income is $6,747.49 and total expenses are in the amount of $3,022.93 and the loan was underwritten by xx and its recommendation is “Approve/Eligible” with a DTI of 44.80%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			784	Not Applicable
82590772	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,145.15	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$517.58	2.990%	xx		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	639	Not Applicable	27.902%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx. There is judgment active against the borrower in favor of xx in the amount of xx which was recorded on xx All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,047.00 which was applied for the due date of 11/xx/2023. The current P&I is $517.58 and PITI is $1,047.00. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The UPB is xx. As per the final application, the borrower has been working at xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower had a mortgage debt charge-off on xx and the subject loan originated on xx. The loan does not meet the seasoning requirement for cash-out refinance transactions."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			799	Not Applicable
67143526	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,921.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,848.53	2.750%	xx	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	667	Not Applicable	42.048%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx. No active liens and judgments have been found against borrower and property. The second installment of county taxes for 2023/2024 is due in the amount of $1,960.67 on 6/xx/2024. No prior year delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan. The last payment was received on 11/xx/2023, which was applied for the due date of 11/xx/2023 and the next due date for payment is 12/xx/2023. The P&I is $1,848.53 and PITI is $2,348.90. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan. The last payment was received on 11/xx/2023, which was applied for the due date of 11/xx/2023 and the next due date for payment is 12/xx/2023. The P&I is $1,848.53 and PITI is $2,348.90. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
The loan was originated on xx. The Covid-19 attestation is located at xx.
As per final 1003, the borrower was previously working at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Mortgage Type Loan Value: FHA Tape Value: Conventional Variance: Variance %: Comment: Application shows mortgage type is FHA. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan is a refinance. The tape shows the borrower owned the subject for less than 12 months. No further details are available." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents." * Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			692	Not Applicable
39992975	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,481.61	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,182.29	3.750%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	649	Not Applicable	45.928%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx. There is junior mortgage active against the subject property in favor of xx in the amount of $xx which was recorded on xx All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,841.48 which was applied for the due date of 12/xx/2023. The current P&I is $1,182.29 and PITI is $1,841.48. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 1/xx/2024. The UPB is xx. As per the final application, the borrower worked at xx. As per comment dated 12/xx/2021, RFD was curtailment of income. Further details not provided. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Mortgage Type Loan Value: FHA Tape Value: Conventional Variance: Variance %: Comment: Mortgage type is FHA but tape shows conventional. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.92%, as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by xx and its recommendation is “Refer/Eligible” with a DTI of 45.93%."	* MI, FHA or MIC missing and required (Lvl 3) "FHA mortgage insurance certificate is missing from loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 45.928%. Tape shows the loan is FHA uninsurable as the child support expenses were not included in DTI. Lender defect. The subject loan originated on xx and the 3-year SOL is active. xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 4.825% exceeds APR threshold of 4.570% over by +0.255%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.825% exceeds APR threshold of 4.570% over by +0.255%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			724	Not Applicable
85138156	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,188.94	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$870.41	3.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	789	783	Error	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx. No active judgments or liens were found. The first installment of county taxes for the year 2023 has been due in the amount of $1,110.47 on 01/xx/2024. The second installment of county taxes for the year 2023 has been due in the amount of $1,078.47 on 07/xx/2024. The annual county taxes for the year 2023 have been paid in the amount of $2,155.65 on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,186.25, which was applied for the due date of 12/xx/2023. The current monthly P&I is $870.41 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,186.25, which was applied for the due date of 12/xx/2023. The current monthly P&I is $870.41 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the servicing comment dated 04/xx/2022, the reason for default is curtailment of income.
No information has been found regarding the forbearance plan.
As per the tape data, the subject property is a secondary home.
As per the servicing comment dated 04/xx/2022, the borrower’s income was impacted by COVID-19.
As per the final 1003, the borrower joined xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The DU and 1008 in file show the subject loan was approved at DTI 100%. The tape shows SE income is declining as compared to the previous year's income. Also, the YTD P&L and business bank statements supporting qualifying are missing. Further details were not provided. Lender defect. The subject originated on xx, and the 3-year SOL is active. xx Downgraded to LVL2 because loan is current and SOL will be expire in the next 6 months."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			774	810
17306962	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,514.73	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,963.56	4.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	7.593%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installments of combined taxes for 2023 have been paid in the amount of $5,404.43 on xx No prior year’s delinquent taxes have been found.	According to payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $4,120.89 (PITI), which was applied for the due date of 12/xx/2023. The current P&I is $2,963.56 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 1/xx/2024. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower is self-employed. He has been the owner of xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Initial loan application dated xx and signed by loan originator is missing from the loan file." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 7.593%. The tape shows that income documentation does not meet requirements. Further details were not provided. BWR has xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase exception test failed the reimbursement amount validation test  due to the one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect Loan Origination Fee. However, final CD dated xx reflects  Loan Origination Fee at xx This is an increase in fee of +$9,311.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx and the 1 year SOL has expired.

TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx. Initial CD dated xx reflects Lender Credit at $5,431.56, however Final CD dated xx reflects Lender Credit at $1,551.88. This is decrease of $3,879.68 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.
																																																																																								The subject loan is a purchase case, originated on xx and the 1 year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			781	Not Applicable
30986574	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,250.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,244.19	4.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	41.366%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx, the subject mortgage was originated on xx. No active liens and judgments have been found against the borrower and the property. 1st county taxes for 2023 have been paid in the amount of $6,625.09. 2nd county taxes for 2023 have been due in the amount of $6,625.09. No prior year delinquent taxes have been found.	As per review of latest payment history as of 12/xx/2023, the loan is performing. The last payment was received on 11/xx/2023 in the amount of $6,751.15 with an interest rate of 4.5% and P&I is $5,244.19 for the due date of 11/xx/2023. The next due date is 12/xx/2023. The current UPB reflected is in the amount of xx.	Collections Comments:The current status of the loan is performing.
As per review of latest payment history as of 12/xx/2023, the loan is performing. The last payment was received on 11/xx/2023 in the amount of $6,751.15 with an interest rate of 4.5% and P&I is $5,244.19 for the due date of 11/xx/2023. The next due date is 12/xx/2023. The current UPB reflected is in the amount of xx.
As per the final 1003, the borrower xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No damages have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents." * Missing Initial 1003_Application (Lvl 3) "Initial 1003 is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.36%. The tape shows that employment documentation does not meet guideline requirements. Further details were not provided. BWR has xx. Lender defect. The subject loan originated on xx and the 3-year SOL is active." * ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed QM safe harbor threshold test due to APR calculated 4.612% exceeds APR threshold of 4.550% is over by +0.062%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			709	Not Applicable
57953130	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,127.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,388.66	3.250%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	759	42.029%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx. No active judgments or liens were found. The 1st installment of county taxes for 2023 was paid in the amount of $2,063.50 on 12/xx/2023. The 2nd installments of county taxes for 2023 is due in the total amount of $2,063.50 on 04/xx/2024. No prior year’s delinquent taxes have been found.	Payment History According to the payment history as of 12/xx/2023, the borrower is performing with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,388.66 which was applied for the due date of 11/xx/2023. The current monthly P&I is $1,388.66 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
Payment History According to the payment history as of 12/xx/2023, the borrower is performing with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,388.66 which was applied for the due date of 11/xx/2023. The current monthly P&I is $1,388.66 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
The loan originated on xx. Tape shows the client terminated prior to closing and is looking for a new job.
As per the final 1003 application, the borrower was previously working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows subject property valued at xxurrent UPB is xx."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject was approved at 42.029%. Tape and WVOE in the file show that BWR2 was terminated from employment prior to closing and was looking for a new job. The revised DTI is 85%. BWR defect. The subject loan originated on xx and the 3-year SOL is expired."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			639	751
4998054	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$908.75	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$700.52	3.375%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	653	Not Applicable	39.102%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx.
There are two prior credit card judgments against the borrower in favor of “xx” which were recorded on xx and xx in the total amount of $4,947.25.
The first and second installments of county taxes for 2022 have been paid in the total amount of $908.75.
No prior year’s delinquent taxes have been found.	According to payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 2/xx/2024. The last payment was received on 12/xx/2023 in the amount of $922.25 (PITI), which was applied for the due date of 1/xx/2024. The current P&I is $700.52 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 2/xx/2024. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower previously worked at xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.102%. The tape and VOE in the file show BWR was not employed at the closing. The revised DTI is 123.22%. BWR defect. The subject loan originated on xx, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $2,773.00. However, CD dated xx reflects Points - Loan Discount Fee at $3,169.00. This is an increase in fee of +$396.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx and the 3-year SOL has expired."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63843700	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$35,007.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,071.05	2.500%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	48.237%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx. There is UCC lien found against the subject property in favor of xx which was recorded on xx. The lien amount is not available. The annual combined taxes for 2023 is due in the amount of xx on 01/xx/2024. The annual other taxes for 2023 xx is due in the amount of xx on 01/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $2,071.05 which was applied for the due date of 12/xx/2023. The current monthly P&I is $2,071.05 with an interest rate of 2.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $2,071.05 which was applied for the due date of 12/xx/2023. The current monthly P&I is $2,071.05 with an interest rate of 2.50%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
As per seller’s tape data, borrower was not employed prior to close. As per initial application, the borrower xx.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.24%. The tape and VOE in the file show BWR was not employed at the closing. BWR defect. The subject loan originated on xx, and the 3-year SOL is expired."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 application is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.237%, as the borrower’s income is xx, and total expenses are in the amount of xx, and the loan was underwritten by xx and its recommendation is “Approve/Eligible” with a DTI of 48.24%."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			731	Not Applicable
60970338	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,009.21	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$806.74	2.250%	xx	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	774	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx There is child support lien found against the subject borrower in favor of xx in the amount of xx which was recorded on xx prior to the subject mortgage. The annual combined taxes for 2023 were paid in the amount of $3,009.21 on 10/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,204.97 which was applied for the due date of 12/xx/2023. The current monthly P&I is $806.74 with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,204.97 which was applied for the due date of 12/xx/2023. The current monthly P&I is $806.74 with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "The subject loan is a VA IRRRL and tape shows the loan does not meet VA seasoning requirements under APM 19-05."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			787	787
24768274	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,439.77	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,064.60	2.125%	xx	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	806	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The third and fourth installments of city taxes for 2023 are due total in the amount of $2,219.88.
Water charges for 2023 are due in the amount of $36.42 on 12/xx/2023.
According to the payment history as of 12/xx/2023, the borrower is current with the loan. The last payment was received on 11/xx/2023, which was applied for the due date of 11/xx/2023 and the next due date for payment is 12/xx/2023. The P&I is $1,064.60. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan. The last payment was received on 11/xx/2023, which was applied for the due date of 11/xx/2023 and the next due date for payment is 12/xx/2023. The P&I is $1,064.60. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per initial application, the borrower has been working at xx Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Initial Closing Disclosure Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	Field: Borrower Last Name Loan Value: xx. Tape Value: xx |---| |----| Comment: As per note borrower last name is xx Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* DU/GUS/AUS has issues or conditions (Lvl 3)     "AUS/DU is missing from the loan documents."
* LE/CD Issue date test Fail (Lvl 3)     "Final CD located at xx is not hand dated by the borrower."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is a second home. Tape shows loan did not meet secondary market guidelines due to income/capacity. Final 1008, AUS and application is missing from the loan documents. xx equity in the subject. Further details were not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial CD is missing from the loan documents.

																																																																																								Downgrade to LVL2, 3 year SOL expires in 2024"		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52643983	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,605.81	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,131.32	4.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	813	807	22.763%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx. There are three prior judgments active against the borrower in favor of xx in the amount of $xx. All were recorded on different dates. There are two prior hospital liens active against the borrower in favor of xx in the amount of $xx. Both were recorded on different dates. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The last payment was received on 12/xx/2023 in the amount of $3,900.60 which was applied for the due date of 11/xx/2023. The current P&I is $3,131.32 and PITI is $3,900.60. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 12/xx/2023. The UPB is xx. As per the final application, the borrower has been working at xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: 15 |---| -2 |----| -xx Comment: Age of loan is 13. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -xx Variance %: Comment: Original note doc date is xx. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of distance from the subject property, lot size, quality of construction, property condition, room count, GLA, basement and finished rooms below grade, and additional amenities. Comp #3, with a sales price of xx is closest to the subject property valued at xx A Realtor.com search shows an estimated value of xx Current UPB xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$1,118.43.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. The subject loan is a purchase, originated on xxand the 1-year SOL is expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $5,050.00. However, CD dated xx reflects Points - Loan Discount Fee at xx This is an increase in fee of $351.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the 1-year SOL is expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			789	Not Applicable
14065326	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$1,295.16	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,450.04	8.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx. There is a civil judgment found against the subject borrower in favor of xx in the amount of $3,288.45 which was recorded on xx prior to the subject mortgage. There are 2 credit card judgments found against the subject borrower in the total amount of $7,269.48 filed by different plaintiffs and recorded on xx and xx prior to the subject mortgage. The 2023 county annual taxes are paid in the amount of $1,295.16 on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 and the due date of 12/xx/2023. The current monthly P&I is $4,450.04, with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 and the due date of 12/xx/2023. The current monthly P&I is $4,450.04, with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per seller tape data, the property occupancy is stated as an investment.
Final application is missing. Hence, unable to confirm the current employment details.
The subject property is in xx.  However, CCs do not show any damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Missing Dicsloures Note Origination Appraisal Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Unavailable. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is no documentation.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx Variance %: Comment: Seller tape shows xx as per mortgage is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note along with lost note affidavit is missing from the loan file. The loan has not been modified since origination." * Property Marketability Issues (Lvl 4) "The tape shows that secondary valuation does not support the original appraised value. Further details were not provided. Secondary valuation is missing from the loan file. Zillow search does not reflect an estimated value. The current UPB is $XX. Elevated for client review."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Required Documentation Missing or Incomplete  (Lvl 3)     "Unable to calculate DSCR due to missing Form 1007/216 and lease agreement from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			803	Not Applicable
43310521	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,888.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,117.20	7.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	46.545%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx. No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. Combined taxes for 2023 are due in the amount of $7,888.88 on 01/xx/2024.	According to the payment history as of 12/xx/2023, the borrower is current with the loan. The last payment was received on 12/xx/2023, which was applied for the due date of 12/xx/2023 and the next due date for payment is 1/xx/2024. The P&I is $2,117.20. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan. The last payment was received on 12/xx/2023, which was applied for the due date of 12/xx/2023 and the next due date for payment is 1/xx/2024. The P&I is $2,117.20. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per the final application, the borrower is self-employed. He has been the owner of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type: Field: Escrow Account Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Escrow Account Indicator is Yes Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx Variance %: Comment: Stated Maturity Date is xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows LE and CD acknowledged on the same day. Infinity's compliance report also fails the revised loan estimate delivery date test as the revised loan estimate delivery date xx is on the initial closing disclosure delivery date (xx)."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan failed Compliance Ease delivery and timing test for revised LE dated xx. The revised loan estimate delivery date 09/xx/2023 is on the initial closing disclosure delivery date xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			757	Not Applicable
82927751	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,243.85	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,586.67	6.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	787	49.401%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx.
No active liens and judgments have been found against the borrower and subject property.
The 1st installment of county taxes for 2023-2024 was paid in the amount of $4,121.93 on 12/xx/2023.
The 2nd installment of county taxes for 2023-2024 is due in the amount of $4,121.92 on 04/xx/2024.
The 1st installment of county taxes for 2023-2024 (supplemental) was paid in the amount of $282.58 on 12/xx/2023.
The 2nd installment of county taxes for 2023-2024 (supplemental) is due in the amount of $282.57 on 04/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $4,581.72 which was applied for the due date of 12/xx/2023. The current monthly P&I is $3,586.67 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan, and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $4,581.72 which was applied for the due date of 12/xx/2023. The current monthly P&I is $3,586.67 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
The subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final 1003 application, the borrower xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: 4 |---| -1 |----| -xx Comment: NA Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -xx Variance %: Comment: As per tape data note date is xx. As per note, original note date is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for revised LE dated xx. Document tracker is missing and 3 business days were added to get receipt date xx which is less than four business days before the consummation date xx Subject loan is purchase case, originated on xx and the 1 year SOL is active.

Loan failed ComplianceEase delivery and timing test for revised LE dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is less than four business days before the consummation date xx Subject loan is purchase case, originated on xx and the 1 year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect Appraisal Re-Inspection Fee. However, final CD dated 08/xx/2023 reflects Appraisal Re-Inspection Fee at $200.00. This is an increase in fee of +$200.00 for charges that cannot increase. Valid COC is available in loan file. However, it's not getting tested due to compliance is failing delivery and timing test. Subject loan is purchase case, originated on xx and the 1 year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the borrower counseling certificate was not documented, and the subject property is in a dry funding state. The investor wanted the disbursement date to be before the note date."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			754	Not Applicable
86628472	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,201.32	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$833.61	3.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	689	Not Applicable	44.996%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of county taxes for 2023 are due on 01/xx/2024 in the amount of $2,201.32. No prior year’s delinquent taxes have been found.	According to payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,326.36 (PITI), which was applied for the due date of 11/xx/2023. The current P&I is $833.61 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the final 1003, the borrower was previously at “xx” from 05/xx/2018 to 12/xx/2018. Currently, the borrower has been working at “xx” as a chemical operator for 1.4 years.
As per the comment dated xx, the foreclosure was initiated on the loan in xx, and the complaint was filed on xx. As per the comment dated xx, the order to dismiss  foreclosure was received on xx, and the foreclosure was dismissed due to the deferment plan. Further details not provided.
As per the comment dated xx, the reason for default is curtailment of income.
As per the comment dated xx, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx, the borrower's income is impacted by Covid-19. As per the payment deferral agreement dated xx, which is located at xx the borrower was approved for a Covid deferral payment plan, and 18 payments of P&I interest from the due date of xx to xx, were deferred in the total amount of xx.
As per the comment dated xx, the borrower was approved for a 3-month trial plan, which will begin from xx to xx with a monthly amount of $xx. However, as per the comment dated xx, the borrower informed the servicer that he was confused and questioning everything regarding the trial plan and that he wanted other options.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx, the foreclosure was initiated on the loan in xx, and the complaint was filed on xx. As per the comment dated xx, the order to dismiss foreclosure was received on xx, and the foreclosure was dismissed due to the deferment plan. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: 46.800% |---| xx |----| xx Comment: AS per 1008 and LP borrower DTI is 44.99% but tape shows 46.80%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is not applicable.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: As per note stated maturity date is xx but tape shows xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.99%. The tape shows that the lender miscalculated base income using the YTD average rather than using base pay. The revised DTI is 46.80%. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is expired."
* Cash out purchase (Lvl 2)     "Subject loan is purchase transaction. However, final CD reflects cash to amount at $xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx Calculated finance charge is xx for an under disclosed amount of -$284.69. Reason for Finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is purchase transaction, originated on xx and the 1 year SOL expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.99%, the borrower’s income was $2,686.66 and total expenses are in the amount of $1,208.88 and the loan was underwritten by LP xx		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			572	Not Applicable
23357563	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,698.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,515.87	7.125%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	40.828%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx No active judgments or liens have been found. Annual county taxes for 2023 are due on 2/xx/2024 in the amount of $1,126.00. Annual city taxes for 2023 were due on 12/xx/2023 in the amount of $572.00. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,705.64 which was applied for the due date of 12/xx/2023. The current P&I is $1,515.87 and PITI is $1,705.64. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 1/xx/2024. The UPB is xx.
As per the final application, the borrower has been working at xx.
The appraisal report shows standing water in the crawl space. Photo addendum also shows missing handrail. CC does not show any damage. However, no details have been found regarding completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Inv   Variance:    Variance %:    Comment: Occupancy is 'Primary'.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xx   Tape Value: CasH-Out Refinance   Variance:    Variance %:    Comment: Purpose of transaction is 'Cash-out Refinance'.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -28 (Days) Variance %: Comment: Stated maturity date is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows health and safety issues were not addressed. Appraisal shows standing water in crawl space and missing handrails. 1004D states that the standing water is not causing damage or effecting the property. However, there is still standing water and long term is a health and safety hazard. Appraiser did not address the missing hand rails. Both items are not cured. Elevated for client review."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the brokerage/finder fee test due to fees charged $8,814.00 exceeds fees threshold of $4,500.00 over by +$4,314.00.
The below fees were included in the test:
Points - Loan Discount Fee paid by borrower: $7,344.00
Processing Fee paid by borrower: $580.00
Technology Verification Fee paid by borrower: $195.00
Underwriting Fee paid by borrower: $695.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 01/xx/2023 does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $7,344.00. This is an increase in fee of $7,344.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a refinance, originated on xx3 and the SOL is 3-years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $8,814.00 exceeds fees threshold of $6,464.34 over by +$2,349.66.
The below fees were included in the test:
Points - Loan Discount Fee paid by borrower: $7,344.00
Processing Fee paid by borrower: $580.00
Technology Verification Fee paid by borrower: $195.00
Underwriting Fee paid by borrower: $695.00

Loan fails qualified mortgage lending policy points and fees test due to fees charged $8,814.00 exceeds fees threshold of $6,464.34 over by +$2,349.66.
The below fees were included in the test:
Points - Loan Discount Fee paid by borrower: $7,344.00
Processing Fee paid by borrower: $580.00
Technology Verification Fee paid by borrower: $195.00
Underwriting Fee paid by borrower: $695.00"
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan was a NOO loan and the CD shows proceeds in the amount of $1,585.69 were used for non-mortgage debt. The loan was tested for compliance through CE."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.82%. Tape shows rental obligations and consumer debts were not sufficiently documented. BWR has xx. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active." * ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			702	Not Applicable
36908009	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,385.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,058.43	7.125%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	632	630	30.958%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx. There is a prior mortgage against the subject property in the amount of $xx with the lender xx which originated on xx and was recorded on xx The annual county taxes for the year 2023 are due on 1/xx/2024 in the amount of $2,385.82. No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,453.94 (PITI) and was applied to the due date of 11/xx/2023. The monthly P&I is $1,058.43, and the interest rate is 7.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,453.94 (PITI) and was applied to the due date of 11/xx/2023. The monthly P&I is $1,058.43, and the interest rate is 7.125%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type: Field: Occupancy at Origination (Property Usage Type) Loan Value: Primary Tape Value: OOC Variance: Variance %: Comment: Occupancy at primary. Tape Source: Initial Tape Type: Field: Original Appraised Value Loan Value: xx Field: Original CLTV Ratio Percent Loan Value: xx Field: Original Standard LTV (OLTV) Loan Value: xx Field: Stated Maturity Date Loan Value: xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the loan is uninsurable as the original appraisal has expired and 30-day appraisal extensions are not allowed. The appraisal update was not completed prior to closing. Zillow search shows an estimated value of xx. Current UPB is xx. Further details not provided. Elevated for client review."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated at 8.015% exceeds APR threshold of 7.960% over by +0.055%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. Loan failed FHA QM safe harbor test threshold test due to APR calculated 8.180% exceeds APR threshold of 8.157% over by +0.023%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.180% exceeds APR threshold of 7.960% over by +0.220%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			596	Not Applicable
49221835	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$807.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,276.01	5.875%	xx	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	39.099%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of county taxes for 2023 are due on 02/xx/2024 in the amount of $807.00. No prior year’s delinquent taxes have been found.	According to payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 1/xx/2024. The last payment was received on 11/xx/2023 in the amount of $1,460.10 (PITI), which was applied for the due date of 12/xx/2023. The current P&I is $1,276.01 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 1/xx/2024. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower previously worked at xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: Current Value N/A Tape Source: Initial Tape Type: Field: Occupancy at Origination (Property Usage Type) Loan Value: Primary Tape Value: OOC Variance: Variance %: Comment: Occupancy at origination Primary Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx Field: Original Note Doc Date Loan Value: xx Field: Original Standard LTV (OLTV) Loan Value: xx Field: Purpose of Transaction per HUD-1 Loan Value: xx Field: Stated Maturity Date Loan Value: xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the property was transferred in less than 12 months. The review of the appraisal report shows the date of prior sales or transfers is xx in the amount of xx. Using previous transfer price of $xx, LTV goes to 179%. The subject property's kitchen and bath were recently remodeled, new windows, new roof, and HVAC. The subject purchase price on xx was $xx. Elevated for client review."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "The AUS/xx/DUport is missing from the loan documents. The available AUS report is post-closed and located xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			733	Not Applicable
28051943	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,282.22	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,593.54	6.125%	xx	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	798	781	40.665%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $5,588.21 which was applied for the due date of 12/xx/2023. The current P&I is $4,953.54 and PITI is $5,588.21. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 1/xx/2024. The UPB is xx.
As per the final application, the borrower has been working at xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: OOC   Variance:    Variance %:    Comment: As per loan documents occupancy at origination is primary but tape shows ooc.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx
Field: Stated Maturity Date Loan Value: xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

Subject loan is purchase case, originated on xx and the SOL is 1 year."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.66%. Tape shows an income miscalculation, and the revised DTI is 45.10%. BWR has xx. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28170706	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,679.55	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,560.21	6.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	19.803%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx The 1st installment of town taxes for the year 2023 is paid in the amount of $1,590.84. The 2nd installment of town taxes for the year 2023 is due on 2/xx/2024 in the amount of $3,088.71. No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,272.76 (PITI) and was applied to the due date of 11/xx/2023. The monthly P&I is $1,560.21, and the interest rate is 6.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan and the next due date is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $2,272.76 (PITI) and was applied to the due date of 11/xx/2023. The monthly P&I is $1,560.21, and the interest rate is 6.875%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Occupancy at Origination (Property Usage Type) Loan Value: Primary Tape Value: OOC Variance: Variance %: Comment: As per final 1003 and DU occupancy at origination is primary; however, seller tape shows occupancy at origination is OOC. Tape Source: Initial Tape Type: Field: Original Appraised Value Loan Value: xx Field: Stated Maturity Date Loan Value: xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 19.80%. Tape shows BWR receives income from a marijuana dispensary business and does not qualify for the GSEs. BWR has xx. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx reflects a points - loan discount fee at $4,912.00. However, the final CD dated xx reflects the points - loan discount fee at $5,196.50. This is an increase in the fee of $284.50 for charges that cannot increase.  The loan estimate dated xx reflects an appraisal fee at $515.00. However, the final CD dated xx reflects an appraisal fee at $625.00. This is an increase in the fee of $110.00 for charges that cannot increase.  This is a cumulative increase in the fee of $394.50 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx, and the 1-year SOL is expired."
* Final Application Incomplete (Lvl 2)     "The final application was electronically signed on xx However, the consummation date is xx
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.611% exceeds APR threshold of 7.590% over by +0.021%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			676	Not Applicable
45515393	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,578.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,448.72	6.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	35.067%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx No active judgments or liens found. The 2022 county annual taxes were paid in the amount of xx The annual county taxes for 2022 are due in the total amount of xx The 2022 city annual taxes were paid in the amount of xx The annual city taxes for 2023 are due in the total amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx The last payment was received on xx which was applied for the due date of xx. The current monthly P & I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx The current monthly P & I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx|---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: OOC   Variance:    Variance %:    Comment: Seller tape shows Occupancy at origination is OCC, as per the 1003 document is Primary.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx   Tape Value: xx  Variance:xx  Variance %: xx  Comment: Seller tape shows Original Appraised Value is xx as per the Appraisal document is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx Variance %: Comment: Seller tape shows State maturity date is xx as per the Note document isxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary (1008) is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx. Tape shows BWR was having three jobs and he quit one job prior to closing. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Appraisal Review Fee. However, CD dated xx reflects Appraisal Review Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at xx However, CD dated xx reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx
																																																																																								Downgraded to LVL2 assuming securitization closes in May, 1 year SOL expires xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			764	Not Applicable
4612631	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$863.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,357.72	6.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	43.199%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount ofxx with xx The annual installments of county taxes for 2022 have been paid in the amount of xx The annual installments of county taxes for 2023 are due on xx in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx, which was applied for the due date of xx. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history is xx
As per the final 1003, the borrower is self-employed. He has been the owner of xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx|---| |----| Comment: Borrower last name is xx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Occupancy at Origination (Property Usage Type) Loan Value: Primary Tape Value: OOC Variance: Variance %: Comment: Occupancy type is Primary. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx Variance %: Comment: Stated maturity date isxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx. Tape shows the lender miscalculated the SE income, and the revised DTI is 54%. BWR has been SE for 7 years, 0X30 since inception, FICO 753, and $XX equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails compliance ease delivery and timing test due to revised closing disclosure #1 dated on xx and revised closing disclosure #2 dated on xx, which are signed electronically on date xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents. Available rate lock agreement does not cover the closing date."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			741	Not Applicable
13269744	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,256.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,310.52	6.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	695	31.212%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as ofxx, the borrower is current with the loan and next due date is xx. The last payment was received on xx which was applied for the due date of xx The current P&I is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx As per final application, the borrower worked at Anytime Fitness for the period xx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type: Field: Occupancy at Origination (Property Usage Type) Loan Value: Primary Tape Value: OOC Variance: Variance %: Comment: Occupancy at Origination is Primary Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value:xx Tape Value: xxx Variance: -xx Variance %: Comment: Stated Maturity Date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx. Revised closing disclosure dated xx, document tracker is missing and 3 business days were added to get receipt date xxwhich is after the consummation date xx
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows lender did not get home buyer education cert prior to closing. Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			698	Not Applicable
28496388	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,075.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,472.95	7.125%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	729	40.747%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx No active judgments or liens have been found. 2nd half county taxes for 2023 are due on 5/xx/2024 in the amount ofxx No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx which was applied for the due date of xx. The current P&I is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx As per the final application, the borrower has been working at xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last name xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx  Tape Value:xx   Variance:xx Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Value: xx   Variance: xx   Variance %: xx Comment: Original CLTV Ratio Percent xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Value:xx   Variance: xx  Variance %: xx   Comment: Original Standard LTV xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx Variance %: Comment: Stated maturity date xx Tape Source: Initial Tape Type:	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance is missing from the loan documents." * Property Marketability Issues (Lvl 3) "The tape shows the loan failed the FHA’s 90-day flipping rule. Subject was ultimately sold 107 days at xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			753	683
34689629	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,459.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,991.65	6.875%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	Yes	710	Not Applicable	36.769%	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report datedxx, the subject mortgage was originated on xx in the amount of xx There is a junior mortgage against the subject property in the amount of xx No active liens and judgments have been found. The county taxes for 2022-23 are paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is xx and was applied to the due date of xx The monthly P&I is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx and was applied to the due date of xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the loan application, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	As per the document located xx the subject mortgage was modified to add the lien holder name and address to page 3, section 10 of the manufacture home affidavit of affixation rider for deed of trust and to correct paragraph 14 of the manufacture home affidavit of affixation recorded under reception number xx	Appraisal (Incomplete)	Field: Borrower First Name Loan Value: xxl Tape Value: xx |---| |----| Comment: Seller tape shows Borrower First Name is xx Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Loan Amortization Type Loan Value: Unavailable Tape Value: Fixed Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: Unavailable Tape Value:xx Variance: Variance %: Comment: Seller tape shows State maturity date is xx Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject property is a manufactured home. The affixation affidavit is available in the loan documents. The tape shows that an affidavit of real property on a manufactured house is missing. Further details not provided."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per appraisal report located at xx the subject property is a manufactured home. The affidavit of affixation document is available in loan files and is located at xx reflecting that the home is affixed permanently to the land. The xx endorsement is not attached with the final title policy. The VIN/serial number is xx and is available in the legal description of the recorded mortgage."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			658	Not Applicable
38421355	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,692.17	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,425.39	3.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	38.427%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount ofxx No active judgments or liens have been found. The annual installment of combined taxes for 2023 has been paid in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx The last payment was received on xx, which was applied for the due date of xx	Collections Comments:According to servicing comments, the loan is currently in bankruptcy.
According to payment history as of xx
According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 13 with the case xx
As per the final 1003, the borrower has been working at xx
As per the comment dated xx, the subject property is occupied by an unknown party.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower, xx filed for bankruptcy under Chapter 13 with the case xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. Therefore, the unsecured portion is $xx. There is no comment indicating a cram down. The POC was filed on xx, with a claim amount of xx and an arrearage amount of $xx. The chapter 13 plan was confirmed on xx The BK case is active.	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures	Field: Current Legal Status Loan Value: Bankruptcy Tape Value: Performing |---| |----| Comment: Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx Variance %: Comment: As per note stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows subject property has appraisal issues. Subject is a XX square foot XX on a XX lot and may be an active XX or commercial property. Comps are not similar and subject cannot be found on xx or any other site that shows residential properties. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents." * Missing Required Disclosures (Lvl 3) "Waiver of borrower's rights is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			552	Not Applicable
86930008	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,347.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,657.02	7.500%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	642	754	45.017%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx No active judgments or liens were found. The annual county taxes for 2023 were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is currently 1 month delinquent with the loan, and the next due date is xx which was applied for the due date of xx	Collections Comments:The current status of the loan is in collection. According to the payment history as of xx The reason for default is not available. No evidence has been found regarding the current/prior foreclosure proceedings. As per PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. As per the seller’s tape data, the subject property is owner occupied. As per final 1003 application, the borrower was previously working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Legal Status Loan Value: Collections, xx Tape Value: Performing |---| |----| Comment: Current Legal Status is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45%. The tape shows that the lender miscalculated income. The revised DTI is 66%. Further details not provided. Lender defect. The subject loan originated on xx	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the prohibited fees first lien test due to The following fees were included in the test: Points - Loan Discount Fee paid by Borrower: xx	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx Calculated finance charge is xx Reason for Finance charge under disclosure is unknown as the fee itemization is missing. The subject is purchase loan, originated on xx		Moderate	Pass	Fail	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			611	Not Applicable
29602358	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First		$0.00	$10,990.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,569.29	6.875%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	776	775	39.417%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx, the subject mortgage was originated on xx No active liens and judgments have been found. The annual combined taxes for 2022-23 are paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date is xx The last payment was received on xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx, the borrower is current with the loan and the next due date is xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the loan application, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx|---| xx |----| xx Comment: Tape data shows original rate is xx Actual data shows original rate is xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject tape shows defect as MH greater than 95%LTV. File shows PUD in TX valued over $1.3M with UPB xx * Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			740	Not Applicable
75463658	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,744.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,267.17	6.125%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	43.049%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx No active judgments or liens have been found. The first installment of combined taxes for 2022 has been paid in the amount of xx The second installment of combined taxes for 2022 is due on xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of xx. As per the final 1003, the borrower previously worked at xx Unable to determine the current condition and occupancy of the subject property. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable			4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx. The tape shows that the REO property was not sold prior to closing, and the lender failed to include its mortgage payment in the DTI calculation. Further details not provided. Revised DTI 76%. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has been SE for more than 2 years, FICO 709, 0X30 since inception, and $XX equity in the subject."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the prohibited fees test due to fees charged of xx exceeding the fee threshold of xx. The below fees were included in the test: IOWA Title Guaranty Fee paid by Borrower: xx	* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report, which is located at xx the subject property is a manufactured home. The final title policy is missing. The legal description attached to the subject mortgage does not show a VIN or serial number. The manufactured rider and affidavit of affixation attached with the recorded mortgage located at xx state that the manufactured home with serial xx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			714	Not Applicable
30676895	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,944.98	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$855.37	5.850%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	42.896%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx,
No active judgments or liens were found.
The annual county taxes for 2023 were paid in the amount of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of xx, the borrower is current with the loan and the next due date for the regular payment is xxThe last payment was received on xx in the amount of PITI xx which was applied for the due date of xx	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments.  Appraisal report dated xx  is subject to completion/repairs due to a reputable foundation company checking out the large cracks in the sump pump area of the basement to determine if work is recommended or not. Also, the seller's tape data shows the defect as the condo has a gas pipeline under the NE corner of the building. Further details not provided. CCs do not show any damage.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value:xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx Variance: xx   Variance %: xx   Comment: As per loan documents LTV xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per loan documents LTV xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report dated xx is subject to completion/repairs due to a foundation company checking out the large cracks in the sump pump area of the basement to determine if work is recommended or not. 1004D update/completion report is missing from loan documents. Final CD does not show any escrow holdbacks. Zillow search shows an estimated value at xx
* Property Marketability Issues (Lvl 4) "Tape shows the condo project has a gas pipeline under the corner of the building. The review of the appraisal and condo questionnaire did not acknowledge anything about a gas pipeline. Further details not provided. A Zillow search shows an estimated value of xx	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (Freddie Mac public guidelines) QM Points and fees test due to fees charged xx
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed the FHA QM rebuttable presumption test due to fees charged xx
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM safe harbor test threshold test due to APR calculated xx exceeds APR threshold of xx under by -xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9724860	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,532.87	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$886.83	2.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	44.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	810	Not Applicable	49.356%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx There is a UCC lien found against the subject property in favor of xx The annual combined taxes for 2023 were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan, and the next due date isxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: As per Tape data, post close DTI is 49.343%. However final application documents reflect as xx. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower first name is xx  Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Note reflects borrower last name is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx Variance %: Comment: Stated maturity date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx. The tape shows the rental income was incorrectly used to qualify. Further details were not provided. Lender defect. The subject loan originated on xx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.356%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			796	Not Applicable
4923121	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$7,145.41	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,681.10	5.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	40.733%	First	Final policy	Not Applicable	Not Applicable	09/xx/2023	x	Not Applicable	5.125%	x	09/xx/2023	Financial Hardship	As per the review of the updated title report dated xx
There are multiple common state tax liens against the borrower's name in favor of the State of xx
There are multiple common IRS liens against the borrower's name in favor of the Internal Revenue Service which were recorded on different dates with different amounts.
There are multiple common civil judgments against the borrower's name in favor of multiple plaintiffs which were recorded on different dates with different amounts.
The second installment of county taxes for 2023-2024 is due on 4/xx/2024 in the amount of $ xx
No prior year’s delinquent taxes have been found.
According to the payment history as of xx, the borrower is current with the loan and the next due date for the regular payment is xx. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx
As per the collection comment dated xx
No foreclosure activity has been found.
The loan was modified on xx with the modified principal balance of xx
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. CCs do not show any damage.
As per the application, the borrower is self-employed and has been a general contractor for 60 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx	The loan modification agreement was made onxx between the borrower xx The borrower promises to make a monthly payment of $1,434.06 with a rate of interest of xx, beginning from xx until the maturity date of xx The new principal balance stated in the modification is in the amount of xx The loan has been modified once since origination.	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---|xx |----|xx Comment: Borrower DTI ratio percent 40.735% Tape shows xx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value NA Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: Stated maturity date xx. Tape shows xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx . The tape shows BWR does not qualify as the lender omitted two business debts without supportive documentation. Further details were not provided. Lender defect. The subject loan was originated on xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed CA AB 260 higher-priced mortgage loan test due to an APR calculated at 5.854% exceeds APR threshold ofxx. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed.

Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated xx exceeds APR threshold of xx over by xx. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed per diem interest amount test due to loan data is xx exceeds threshold of xx
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test xx  due to an APR calculated at xx exceeds APR threshold of xx . HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xx
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan document."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan document."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			558	Not Applicable
54783740	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,397.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,013.16	5.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	43.633%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for 2023 is paid in the amount of xx.
The second installment of county taxes for 2023 is due in the total amount of xx
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx the loan is performing. The last payment was received in the amount ofxx The next due date is 1/xx/2024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is xx	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx the loan is performing. The last payment was received in the amount of xx on 12/xx/2023. The next due date is xx. Current UPB as of date reflected in the provided payment history is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	3: Curable	* Missing Initial 1003_Application (Lvl 3) "The initial 1003 application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx. Tape shows undisclosed monthly debt, and revised DTI is 61.66%. Further details were not provided. BWR defect. The subject loan originated on xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.633%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54912681	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,493.66	xx	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,599.61	7.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	48.106%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx No active liens and judgments have been found. The county taxes for 2022-23 are paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xxPITI) and was applied to the due date of xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx
As per the comment dated xx, the borrower's income was impacted by the COVID. No comments have been found regarding the FB plan.
The loan was originated on xx, and the COVID-19 attestation is located at xx
As per the comment dated xx, the foreclosure was initiated on xx. According to the comment dated xx, the FC was put on hold because the loan was reinstated.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx

Foreclosure Comments:As per the comment dated xx, the foreclosure was initiated on xx. According to the comment dated xx, the FC was put on hold because the loan was reinstated.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -1 |----| -xx Comment: Age of Loan xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx  Variance: -xx   Variance %: -xx   Comment: Borrower DTI ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx    Variance:    Variance %:    Comment: Current Value N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx Variance %: xx   Comment: Housing ratio per U/W is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Stated Remaining Term xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at xx . The tape shows SE income miscalculation as the lender used only one recent year tax return instead of two years. The revised DTI is xx. Lender defect. The subject loan originated on xx * Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.106%, as the borrower income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflect Points - Loan Discount Fee at xx. However, CD dated xx reflects Points - Loan Discount Fee atxx . This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx

Downgraded the exception as SOL has been expired. xx
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			570	Not Applicable
59056682	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,765.29	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,938.91	6.625%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	770	697	45.277%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx There is an active junior mortgage against the subject property in favor of xx No active judgments or liens were found. The county taxes for 2022-23 are paid. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx (PITI) and was applied to the due date of xx The monthly P&I is xx, and the interest rate is xx. The current UPB is $xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx , the borrower is current with the loan and the next due date is xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the loan application, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 2 Tape Value: xx |---| xx |----| -xx Comment: Age of loan is 2. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is available.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx  Tape Value: xx   Variance: -xxVariance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx  Variance: xx  Variance %: xx Comment: Collateral value used for underwriting:xx. Amount of Secondary Lien(s): $ xx, Loan Amount:xx and CLTV=xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx comment: Collateral value used for underwriting: xx. Amount of Secondary Lien(s): $ xx, Loan Amount: xx LTV= xx and CLTV=xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject appraisal and file state the home is a SF. UT does not flag subject as MH. Tape shows subject is MH. Review of appraisal shows home is secured by concrete. Reaching out to PT for clarification." * Property Marketability Issues (Lvl 4) "Subject was listed on xx for $XX. BWR executed a purchase contract on xx	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test. The below fees were included in the test:

HOA Initiation Fee paid by Borrower: xx
HOA Transfer Fee paid by Borrower:xx
Real Estate Commission - Buyer paid by Seller: xx
Real Estate Commission - Seller paid by Seller: xx
Tax Cert Fee paid by Borrower: xx
Title - Closing Protection Letter Fee paid by Borrower:xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Appraisal Fee at xx. However, CD dated xx reflects Appraisal Fee at xx. This is an increase in fee of xxfor charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject tape shows defect as property type manufactured condo. File shows SF in NJ valued over xx	* Cash out purchase (Lvl 2) "The subject is a purchase case. However, the final CD reflects cash to in the amount of xx		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			764	682
2138432	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,824.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,153.25	5.990%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	25.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	781	730	19.681%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx The county taxes for 2023 (1st and 2nd installments) are paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx The last payment was received on xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx , the borrower is current on the loan, and the next due date is xx As per the final application, the borrower has been working at xx No evidence has been found regarding the foreclosure process. No evidence has been found regarding the bankruptcy process. No visible damages or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: MI Company Loan Value: Unavailable Tape Value: xx |---| |----| Comment: MI is missing in the loan file. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx. The tape shows BWR2 SE income is not supported by a two-year prior history. The revised DTI is 147%. Further details not provided. Lender defect. The subject loan originated on xx BWR has 7 years on the job as an associate pastor; BWR2 has been SE for xx and xxequity in the subject. Downgraded to LVL2 based on PH."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			770	767
36924704	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First		$0.00	$24,958.52	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$12,971.97	6.750%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	44.445%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of xx The annual city taxes for 2023 were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the tape as of xx, the borrower is current with the loan and the next due date is xx. The last payment received date is not available. The unpaid principal balance is xx	Collections Comments:The loan is currently performing and the next due date is xx The last payment received date is not available. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per final 1003, the borrower was previously working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: As per calculation. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at xx. Tape shows income miscalculation, and the resulting DTI is 63.53%. Further details not provided. Lender defect. The subject loan is a purchase case, originated on xx	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on closing disclosure dated xx. Initial CD dated xx reflects lender credit at xx. Final CD dated xx * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			731	Not Applicable
79365157	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First		$3,970.28	$7,940.56	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,432.19	4.750%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	805	808	48.481%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx No active liens or judgments have been found against the borrower or subject property. The first installment of combined taxes for 2022 was paid in the amount of xx. The second installment of combined taxes for 2022 is delinquent in the amount of xx	According to the tape as of xx, the borrower is current with the loan and the next due date is xx The last payment received date is not available. The unpaid principal balance is xx	Collections Comments:The loan is currently performing and the next due date is xx The last payment received date is not available. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 17 Tape Value: xx |---| 1 |----|xx Comment: Age of Loan is xx. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: 0.000% Variance: xx Variance %:xx Comment: Borrower DTI Ratio percent is xx. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx. Tape shows the BWR was not employed with qualifying employer prior to closing, which may push DTI to 77%. BWR defect, further details not provided. Subject loan originated on xx * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.481%, as the borrower's income is xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			819	819
56843085	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,688.59	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,214.13	5.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	631	26.663%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx No active judgments or liens have been found against the borrower or subject property. No prior-year delinquent taxes have been found.	According to PH tape data as of xx, the borrower is current with the loan, and the next due date is xx. The last payment date is unable to be determined. The current P&I is xx	Collections Comments: The current status of the loan is performing. According to PH tape data as of xx No foreclosure activity has been found. No details were found regarding damage. As per pacer, the borrower has not filed bankruptcy. As per final 1003, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| 1 |----| xx Comment: Age Of Loan is 15 Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string is xx Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx
The below fee was included in the test:
Points - Loan Discount Fee paid by Borrower:xx0
Loan fails qualified mortgage lending policy points and fees test due to fees charged xx
The below fee was included in the test:
Points - Loan Discount Fee paid by Borrower: xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Credit Monitoring Service fee and reflects Points - Loan Discount Fee at xx. Final CD dated xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			705	Not Applicable
91930447	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,847.22	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,146.94	5.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	728	767	47.956%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, . No active liens and judgments have been found. The 1st and 2nd installments of combined taxes for 2023 were paid in the amount of xx No prior year’s delinquent taxes have been found.	The latest payment history is missing from the loan file. According to the payment history tape data as of xx, the borrower is current with the loan and the next due date for the regular payment is xx. The last transaction details are not available. The monthly P&I is in the amount of xx	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing. According to the payment history tape data as of xx No foreclosure activity has been found. No post-close bankruptcy record has been found. The loan has not been modified since origination. No evidence related to the occupancy or current condition of the subject property has been found in the loan file. As per the final application, the borrower xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: xx Tape Value: xx |---| 1 |----| xx Comment: Age of Loan is 14. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx  Variance %: -xx   Comment: Original CLTV Ratio Percent is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:xx   Variance: -xx  Variance %: -xx Comment: Original Standard LTV is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The PH string is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx. Tape shows SE income miscalculation as the lender used only a 1-year tax return instead of the required 2-years. Revised DTI is xx	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower." * Loan does not conform to program guidelines (Lvl 3) "Subject loan is a primary purchase. Tape shows MI was rescinded. Further details were not provided."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.956% as the borrower’s income is $xx and total expenses are in the amount of xx and the loan was underwritten by xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			790	729
67238181	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$531.72	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,029.28	5.875%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	40.893%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx There is real estate lien (xx) active against the subject property in favor of xx in the amount of xx There is hospital lien active against the borrower in favor of Piedmont Healthcare in the amount of xx All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of tape data payment history as of xx, the borrower is current with the loan and next due date is xx. The details of the last payment received are not available. The current P&I is xx	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of xx No foreclosure activity has been found. No details related to the bankruptcy have been found. Unable to determine current condition and occupancy of the property. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: xx Tape Value: 8 |---| 1 |----| xx Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx  Variance %: -xx  Comment: Collateral value used for underwriting: $xx. Amount of Secondary Lien(s): $0.00. Loan Amount =xx LTV= xx and CLTV= xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Collateral value used for underwriting: xx. Amount of Secondary Lien(s): $0.00. Loan Amount = xxLTV= xx and CLTV=xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows estimated value of xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in lender credit on closing disclosure dated 02/xx/2023. Initial CD dated 02/xx/2023 reflects lender paid transfer taxes at xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $5,190.00 exceeds fees threshold of xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Loan fails qualified mortgage lending policy points and fees test due to fees charged xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 40.893% DTI. Tape shows undisclosed debt opened prior to closing. Resulting DTI is 89.84%. Borrower defect; further details not provided. The subject loan originated on xx		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			727	Not Applicable
51895017	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,022.67	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$435.21	3.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	742	Not Applicable	46.691%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx The annual county taxes for 2023 were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date for the regular payment isxxThe last payment was received on xx in the amount of xx	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan and the next due date for the regular payment is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. CCs do not show any damage.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: 26 |---| -1 |----| -xx Comment: Note reflects age of loan as 25 months. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value:xx   Tape Value: xx   Variance: -xx  Variance %:    Comment: Interest Paid Through Date is 12/xx/2023   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx  Tape Value: xx Variance: xx Variance %:    Comment: Stated Maturity Date is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -1 Variance %: -xx Comment: Stated Remaining Term is 335 Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xx
* Assets do not meet guidelines (Lvl 3)     "The tape shows the lender did not source large deposits. The review of bank statements shows multiple large deposits that are sourced back to BWR's SE business. Total assets available as per DU are xx, which meets the cash to close requirement of xx. BWR owns a nail salon and makes cash deposits. BWR has been 0X30 since inception. Further details not provided"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx does not reflect points - loan discount fee. The final CD dated xx reflects the points - loan discount fee at xx This is an increase in the fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.691% as the borrower’s income is xxand total expenses are in the amount of xx		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			744	Not Applicable
76387328	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$232.94	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$522.69	3.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	34.679%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx There are three prior state tax liens against the borrower in favor of xx of Revenue in the amount of xx The first and second installments county taxes for 2022 are paid.	As per the review of payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of $699.25 which was applied for the due date of xx. The current P&I is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx, the borrower is current with the loan and the next due date is xx As per the final application, the borrower has been working at xx The post-closing details regarding the foreclosure have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: xx Tape Value: 23 |---| -1 |----| -xx Comment: Seller tape shows Age of the loan 23, as per the Note document is 22. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value:xx  Variance: -xx   Variance %:    Comment: Seller tape shows Interest paid through Date xx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: Seller tape shows MI Company is other, as per the MI document is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value: xx Variance: -xx Variance %: Comment: Seller tape shows State maturity date is xx as per the Note document is xx. Tape Source: Initial Tape Type:	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "DU report at the time of closing is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues  (Lvl 3)     "The tape shows the appraised value is not supported and is overvalued. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, quality of construction, property condition, room count, GLA, property upgrades, and additional amenities. Comp #3, with a sales price of xx, is closest to the subject property valued at xx. A Zillow search shows an estimated value of xx
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary at the time of closing is missing from the loan documents. Post-close final transmittal summary is available at xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Rate Lock Extension fee. CD dated xx reflects Rate Lock Extension fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			695	Not Applicable
5071861	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,865.47	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,570.19	6.125%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	801	31.835%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx No active judgments or liens have been found. The annual combined taxes for 2023 were paid on xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of xx	Collections Comments:The comment history is missing from the loan file. According to the payment history as of xx, the borrower is current with the loan, and the next due date xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per final application, the borrower xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: 15 |---| -1 |----| -xx Comment: Age of loan is 14. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: xx Tape Value: xx Variance: -xx(Days) Variance %: Comment: Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows that the appraised value of the subject is not supported due to the use of inappropriate comparable sales. The review of the appraisal report shows that the subject is in a suburban area, and xx miles away from the subject, respectively. The comps selected are dissimilar in terms of lot size, view, property condition, GLA, property upgrades, and additional amenities. Also, the sales price of the comps selected does not bracket the subject property. Comp xxis closest to the subject property, valued at xx. Zillow search shows an estimated value of xx. Current UPB is xx	* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. Subject loan is purchase case, originated on xx		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			820	764
48045957	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,934.79	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,107.46	7.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	40.492%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or the property. The county taxes for 2023 (2nd installment) are due in the amount of xx No prior-year delinquent taxes have been found.	As per review of the latest payment history as of xx the borrower is current with the loan. The last payment was received on xx	Collections Comments:The current status of the loan is performing. As per review of the latest payment history as of xx As per the final 1003, the borrower has been working at xx No foreclosure activity has been found. No details related to the bankruptcy have been found. No damages have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -2 |----| -xx Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Original note doc date is 2/xx/2023.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment: Property city is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			805	Not Applicable
78685111	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,025.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,438.13	9.700%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx There are two active mortgages against the subject property, which were recorded prior to the subject mortgage in favor of xx The first prior mortgage was originated on xx and recorded on xx in the amount of xx The second prior mortgage was originated on xx and recorded on xx The annual installments of combined taxes for 2023 have been paid in the amount of xx on xx No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower has been current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI), which was applied for the due date of xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx  the borrower has been current with the loan, and the next due date is xx
Unable to confirm the current employment details of the borrower from the final application.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -4 |----| -xx Comment: Tape data shows age of loan is 6. Actual data shows age of loan is 2. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Tape data shows stated maturity date is xx Actual data shows maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx

Loan failed GSE (Fannie Mae public guidelines) QM APR threshold test due to APR calculated xx exceeds APR threshold of xx over by xx. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows defect as D30. As per PH loan is performing. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Compliance Testing (Lvl 2) "Loan failed qualified mortgage APR threshold test due to APR calculated xx exceeds APR threshold of xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. Loan failed QM safe harbor threshold test due to APR calculated 10.223% exceeds APR threshold of xx * Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test xx HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			661	Not Applicable
37845070	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$1,952.43	$12,499.80	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,920.54	7.750%	xx	xx	xx	Conventional	ARM	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx No active judgments or liens have been found. The first installment of county taxes for 2022 and 2023 is a delinquent total ofxx The second installment of county taxes for 2022 and 2023 is due in the amount of xx	As per the review of payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx, the borrower is current with the loan and the next due date is xx The borrower’s employment details are not available. The post-closing details regarding the foreclosure and bankruptcy have not been found. As per comment dated xx the FEMA disaster was declared for severe winter storms, flooding, landslides, and mudslides on xx No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -2 |----| -xx Comment: Age of loan is 7. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Interest paid through date is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per note original note date is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Loan failed qualified mortgage APR threshold test due to APR calculated xx exceeds APR threshold of xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated xx exceeds APR threshold of xx over by xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated xx exceeds APR threshold of xx.   Loan failed GSE (Freddie Mac public guidelines) HPML loan type test due to the loan is a HOEPA "higher-priced mortgage loan" (HPML) that is not eligible for purchase by Freddie Mac because it is not one of the allowed loan types.

Downgraded the exception as SOL has been expired. xx
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test xx due to an APR calculated at xx exceeds APR threshold of xx over by xx HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d). Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division xx due to an APR calculated at xx exceeds APR threshold of xx over by xx HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			598	Not Applicable
94946247	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,496.89	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,608.47	2.750%	xx	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	807	805	23.491%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx There is a prior mortgage against the subject property in the amount of xx The second installment of county taxes for 2023 is due in the amount of xx No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx The subject property is owner occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding Covid-19. No evidence has been found regarding damage. As per the final application, the borrower is self-employed. He has been the owner of xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -1 |----| -xx Comment: Age of loan 43 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Borrower DTI ratio percent xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Interest paid through date xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Original Note Doc Date xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Stated maturity date xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the ARM loan has promissory notes that utilize a one-year CMT index but were mislabeled as one-year LIBOR ARMs. Further details not provided."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID violation due to decrease in lender credit on Closing Disclosure dated xx Initial xx * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan document." * Title holder is not an individual (Lvl 2) "As per the TPOL, the subject mortgage is vested in the name of borrower xx		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	777
47239606	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,100.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,005.85	3.125%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	47.174%	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2023	x	Not Applicable	3.125%	x	05/xx/2023	Financial Hardship	As per the updated title report dated xx, the subject mortgage was originated on xx No active liens and judgments have been found. The combined annual taxes of 2023 have been paid in the amount of xx	As per the review of payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and the next due date is xx As per final application, the borrower has been working at xx The Covid-19 attestation is available in loan file located at xx The post-closing details regarding the foreclosure have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx The borrower promises to pay the modified monthly P&I in the amount of xx		Field: Stated Maturity Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: PUD Tape Value: xx Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows variable income miscalculation, and the revised DTI is 65%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is expired. BWR has 4.9 years on the job as a xx, FICO 703, and xx" * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			735	Not Applicable
71561359	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$143.37	$1,339.61	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,967.34	6.875%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	620	642	43.955%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx No active judgments or liens were found. The county taxes for 2023 (1st and 2nd installments) were paid in the total amount of xx The county annual taxes (2023 supplemental) are delinquent in the amount of xx	As per the review of the seller’s tape data as of xx the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per tape, the current interest rate is xx The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx the borrower is current with the loan, and the next due date is xx The current UPB is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
As per the final 1003 application, the borrower previously worked at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Mortgage Insurance	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: Original CLTV Ratio Percent xx Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original Standard LTV xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows BWR contribution of xx failed to meet the minimum contribution of xx FCD reflects a seller credit of xx that exceeds guideline limit. Further details not provided." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents." * Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			648	Not Applicable
66994898	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,815.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,755.79	7.375%	xx		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	791	Not Applicable	48.537%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. The second installment of county taxes for 2023 is due in the amount of xx The water charges for 2024 have been delinquent in the total amount of xx	According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is xx and PITI is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx and the next due date for payment isxx No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding Covid-19. No evidence has been found regarding damage. As per the final application, the borrower is self-employed. He has been the owner of xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: As per 1008, DTI ratio is xx Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Stated Maturity Date is xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO and approved at xx The tape shows qualifying income is not supported by proper documentation and DTI is 69%, and large deposits were not sourced. The total assets available in the checking account are xx Further details not provided. Subject and file show loan is business purpose." * Missing Required Disclosures (Lvl 3) "Unable to calculate the DSCR ratio as Form 1007 and Form 216 are missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			785	Not Applicable
98403036	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First		$0.00	$11,605.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,213.72	7.675%	xx		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	35.635%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx No active judgments or liens have been found. The combined taxes for 2023 have been due in the total amount of xx No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx	Collections Comments:The loan is performing. According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The monthly P&I is xx and the xx No record of post-closing bankruptcy filed by the borrower has been found. No evidence of active foreclosure has been found in the collection comments. No evidence of damage or repair has been found. As per final 1003, the borrower has been the owner of xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: Interest paid through date xx Tape Source: Initial Tape Type: Field: Original Appraisal Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Original appraised date 8/xx/2023 Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 10/xx/2053 Tape Value: xx Variance: -xx (Days) Variance %: Comment: Stated maturity date xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 35%. The tape shows the HELOC draw used as income is not supported by property documentation and revised DTI is 69%. Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL is active. BWR has been SE for more than xx	* Condo / PUD rider Missing (Lvl 3) "Subject property type is PUD. PUD rider is missing from the loan documents." * Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3) "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			805	Not Applicable
61813726	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,322.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$950.55	5.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	49.279%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx No active judgments or liens have been found. The annual combined taxes for 2023 are paid in the amount of xx	As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The last payment was received on xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The UPB is xx. As per final 1003, the borrower was previously working at the xx The Covid-19 attestation is available in the loan file located at xx No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: As per calculation DTI is xx Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type: Field: Original Balance (or Line Amount) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per note original balance is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.279% as the borrower’s income is xx and total expenses are in the amount of xx AUS from the time of closing is missing from the loan documents. Post-closure LP is available, and its risk recommendation is caution at 48% DTI.xx	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the lender did not run AUS with property type as a condominium. Now, the lender is unable to get an approve/eligible recommendation when the corrected AUS is re-run due to the combination of a high DTI of 48% and other loan factors. Also, the lender cannot refinance due to a xx LTV. A Zillow search shows an estimated value of xx Current UPB xx
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS from the time of closing is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD dated xx is missing from the loan documents. DT shows initial CD is available and can be located at xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete as the initial CD is missing from the loan documents. The subject loan is a purchase case, originated on xx and the 1-year SOL is expired."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			714	Not Applicable
18820799	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,089.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,866.45	5.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	776	719	28.565%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx The first installment of combined taxes is due on xx The annual water/ sewer charges for 2024 are due in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx	Collections Comments:The collection comments are missing from the loan file. According to the payment history as of xx the borrower is current with the loan, and the next due date isxx As per final 1003, the borrower has been working at xx No evidence of damage or repair has been found. No evidence of foreclosure activity has been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: DTI is 28.565%. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Last payment received date is xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Note reflects balance as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note reflects address as xx Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "Final CD reflects mortgage insurance premium is paid by seller. MI certificate reflects this is fee paid by the buyer."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Total of payments disclosed on final CD as xx Calculated total of payments is xx for an under disclosed amount of xx Reason for total of payments under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase case that originated on xx
* ComplianceEase TILA Test Failed (Lvl 3)     "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as xx The calculated finance charge is xx for an under-disclosed amount of xx The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase case that originated on xx and the SOL 1 year is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan does not meet the seasoning period requirement for BWR's prior foreclosure history. UW assumed the prior sale of property was a short sale, but it was a deed in lieu of foreclosure. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			743	Not Applicable
59605583	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$827.07	6.500%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	655	Not Applicable	20.803%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. County taxes for 2023 are exempted.	According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I i s xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I isxx The subject property is owner occupied. As per final 1003, the borrower was previously working at xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: As per 1008 DTI is 20.803%. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per appraisal report LTV is xx Tape Source: Initial Tape Type:	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "As per appraisal report located at xx the subject property is condominium. The tax report located at xx	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan does not meet the seasoning period requirement for the second mortgage loan charged off in xx LOX for the derogatory credit events is missing from the loan documents. Further details not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			655	Not Applicable
24904604	xx	xx			561-2311	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,672.33	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,964.94	6.875%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	734	808	48.267%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx the subject mortgage was originated on xx No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	As per review of the payment history as of xx the loan is performing. The last payment was received in the amount of xx on xxwhich was applied for the due date of xx The next due date is xx Current UPB as of date reflected in the provided payment history is xx	Collections Comments:The current status of the loan is performing. As per review of the payment history as of xx the loan is performing. The last payment was received in the amount of xx No bankruptcy and foreclosure evidence has been found. As per the final 1003, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Stated Maturity Date Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: Stated Maturity Date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx The tape shows other undisclosed debts were not included in DTI. The DTI is 51%. Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL is active." * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.27% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by xx		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			734	Not Applicable
20544014	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,419.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,896.78	6.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	44.728%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2023 were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx	Collections Comments:The loan is currently performing and the next due date is xx The last payment was received on xx in the amount ofxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the seller’s tape, the borrower’s income was impacted by Covid-19. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Property Address Street Loan Value: xx Tape Value: xx |---| |----| Comment: As per note property address street is xx Ln. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: AS per note stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows BWR 2 year income calculation was impacted by Covid-19. BWR has 3.75 years on the job as a merchandizer at xx Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. xx
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects points - loan discount fee at xx Final CD dated xx reflects points - loan discount fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			705	Not Applicable
69932677	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$2,246.47	$2,246.47	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,998.93	5.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	741	Not Applicable	49.943%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 01/xx/2024, the subject mortgage was xx No active judgments or liens have been found. The xx county taxes for 2023 are delinquent in the amount of $2,246.47 which is good through 02/xx/2024.	According to the payment history as of 12/xx/2023, the borrower is current with the loan. The next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,998.93 with an interest rate of 5.625% which was applied for the due date of 12/xx/2023. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The next due date is 1/xx/2024. The last payment was received on xx  in the amount of $1,998.93 with an interest rate of xx  which was applied for the due date of 12/xx/2023. The current UPB is xx
No foreclosure and bankruptcy evidence has been found.
As per the final 1003, previously, the borrower worked at xx  as a xx for the period 2/xx/2014 to 4/xx/2023. Currently, the borrower has been working at xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 6/xx/2053 Tape Value: 8/xx/2053 Variance: -61 (Days) Variance %: Comment: Seller tape shows State maturity date is 8/xx/2053 as per the Note document is 6/xx/2053. Tape Source: Initial Tape Type:	3: Curable		* Assets do not meet guidelines (Lvl 3) "The tape shows unacceptable donor for down payment. Review of loan file shows gift letter and the gift was made by a friend of family. Receipt of transaction is not available in the loan file. xx states statement for xx hasn't been generated. xx reflects the cash to close required at closing is $xx and total assets available as per DU $xx. Further details were not provided. xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			758	Not Applicable
34358023	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,391.69	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,146.26	7.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	49.796%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2024, the subject mortgage was originated xx
There is one junior mortgage against the subject property in favor of xx  in the amount of xx, which was recorded on xx
The annual combined taxes for 2023 have been paid in the amount of $4216.02 on 11/xx/2023.
The water charges are delinquent in the amount of $87.24.

As per the review of payment history as of xx , the borrower is current with the loan and the next due date is 02/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1146.26 which was applied for the due date of 01/xx/2024. The current P&I is $1146.26 and PITI is $1564.68. The UPB is xx.	Collections Comments:
The loan is currently performing.
As per the review of payment history as of xx he borrower is current with the loan and the next due date is 02/xx/2024. The UPB is xx.
As per final application, the borrower has been working at xx
The Covid-19 attestation is available in loan file xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Any Borrowers Foreign National Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Borrower foreign national indicator is not available. Tape Source: Initial Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 8/xx/2053 Tape Value: 7/xx/2026 Variance: 9893 (Days) Variance %: Comment: As per note maturity date is 08/xx/2053. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) xx over bank statements. The file shows bank statements of xx that satisfy funds to close of xx. Further details not provided. Subject xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15893973	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$3,922.53	$11,461.97	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,352.35	6.875%	xx	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	753	771	39.608%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated xx 0 with xx No active judgments or liens have been found. 2nd and 3rd half county taxes for 2023 are due in the amount of $7641.32. 1st half county taxes for 2023 have been delinquent in the amount of $3,922.53 which is good through 1/xx/2024.	As per the review of payment history as of xx the borrower is current with the loan and next due date is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of $8,451.07 which was applied for the due date of 1/xx/2024. The current P&I is $7,352.35 and PITI is $8,451.07. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 1/xx/2024, the borrower is current with the loan and next due date is 2/xx/2024. The UPB is $xx. As per the final application, the borrower has been the owner of xx for 9.2 years. Unable to determine the current condition and occupancy of the property. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Any Borrowers Foreign National Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.608%   Tape Value: 41.872%   Variance: -2.264%   Variance %: -2.26400%   Comment: As per 1008, DTI is xx    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 6/xx/2053   Tape Value: 6/xx/2027   Variance: 9497 (Days)   Variance %:    Comment: Stated Maturity Date is 6/xx/2053   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type isxx Tape Source: Initial Tape Type:	3: Curable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 3) "The subject loan was approved at 41.87%. The tape shows that xx works for , but xx . Further details not provided. Lender defect. The subject loan originated on xx and the 3-year is active. BWR has been SE for more than 10 years, FICO 753, 0x30 since inception, and xx equity in the subject."
* xx Lvl 3)     "Loan fails delivery and timing test for revised closing disclosure dated 5/xx/2023. Document tracker is missing and 3 business days were added to get receipt date 5/xx/2023 which is after from the consummation date 5/xx/2023."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the appraisal is sent for 2nd level review. Further details not provided. xx search shows an estimated value of $xx. Current UPB $xx."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			739	797
94436025	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$1,032.36	$2,696.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,806.32	7.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	Not Applicable	44.507%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx There is a junior mortgage against the subject property which was originated on 6/xx/2023 in favor of lender “xx in the amount of xx No active judgments or liens have been found. The first installment of 2023 county taxes was paid on 6/xx/2023. The second installment of 2023 county taxes is delinquent in the amount of $1032.36 which was due on 10/xx/2023 and the good through date is 1/xx/2024.	According to the payment history as of xx the borrower is current with the loan, and the next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $2357.04 (PITI) which was applied to the due date of 12/xx/2023. The monthly P&I is $1806.32. The current UPB is xx, and the interest is 7.00%.	Collections Comments:The collection comments are missing from the loan file.
According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 1/xx/2024.
The current UPB is xx.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
As per final 1003, the borrower xx was previously working at xx  for the period 09/xx/2020 to 03/xx/2022. Currently, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Any Borrowers Foreign National Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: No Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.507%   Tape Value: 44.705%   Variance: -0.198%   Variance %: -0.19800%   Comment: As per final 1008 and DU borrower DTI is 44.507%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 7/xx/2053   Tape Value: 6/xx/2027   Variance: 9527 (Days)   Variance %:    Comment: As per note stated maturity date is 07/xx/2053   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Detached/Attached Loan Value: Attached Tape Value: Detached Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails compliance ease delivery and timing test for revised closing disclosure dated 06/xx/2023. Document tracker is missing and 3 business days were added to get receipt date 06/xx/2023 which is after the consummation date 06/xx/2023."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final closing disclosure dated 6/xx/2023 reflects cash to in the amount of $xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			671	Not Applicable
57558897	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$1,296.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,032.69	6.499%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	Yes	730	Not Applicable	49.909%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. The first and second installments of county taxes for 2022 have been paid in the amount of $1,328.40. No prior year’s delinquent taxes have been found.	According to payment history as of xx he borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 12/xx/2023 in the amount of $1,439.71 (PITI), which was applied for the due date of 11/xx/2023. The current P&I is $1,032.69 with an interest rate of xx The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB reflected as per the payment history is xx.
As per the initial 1003, the borrower has been working at “xx
As per the photo addendum attached with the appraisal report dated 05/xx/2023, which is xx there is floor damage and the yard water view river is brown due to all the dirt in the water. 1004D is not available. No details have been found regarding the estimated amount to repair the damages and the completion of the repairs. The entire CC is missing.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing or error on the Rate Lock Note	Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 7/xx/2053 Tape Value: 6/xx/2027 Variance: 9527 (Days) Variance %: Comment: Stated maturity date 7/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "As per the photo addendum attached with the appraisal report dated XX, which is xx” there is floor damage. 1004D is missing from the loan documents, and the estimated amount of repairs is not available in the appraisal report. xx search shows an estimated value of $XX. Current UPB $XX."
* Note is missing or unexecuted (Lvl 4)     "The loan was xx
* Property Marketability Issues (Lvl 4) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, room count, GLA, and additional amenities.xx with a sales price of $XX, is closest to the subject property valued at $XX. xx search shows an estimated value of $XX. Current UPB $XX. Elevated for client review."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "xx (Lvl 3)     "This loan failed the revised loan estimate delivery date and changed circumstances date test due to before the creditor receives information sufficient to establish that a changed circumstance has occurred."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan fails compliance ease delivery and timing test for revised closing disclosure dated 6/xx/2023, which is not signed by the borrower, and 3 business days were added to get receipt date xx, which is more than 3 business days from the consummation date 6/xx/2023."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated $409.00 reflects points - loan discount fee at $409.00. CD dated 06/xx/2023 reflects points - loan discount fee at $1,062.00. This is an increase in fee of $653.00 for charges that cannot increase. Valid COC for the increase in fee is available; COC is not getting tested due to loan failing TRID delivery and timing test.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 04/xx/2023 does not reflect appraisal fee. CD dated 06/xx/2023 reflects appraisal fee at $750.00. This is an increase in fee of 06/xx/2023 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase, originated xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE xx QM points and fees test due to fees charged $4,834.00 exceeds fees threshold of $4,811.74 over by +$22.26.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $xx
Underwriting Fee paid by Borrower: $xx

Loan fails QM mortgage lending policy points and fees test due to fees charged $4,834.00 exceeds fees threshold of $4,811.74 over by +$22.26.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $xx
Underwriting Fee paid by Borrower: $xx
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD missing. File missing final executed CD. CE was tested based on provided unexecuted CD at closing."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Defect shows may be overvaluation and distance of comps issue. Lender affirmed value. Review of appraisal and file concur. xx shows value at xx. Current UPB xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			771	Not Applicable
60359598	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,616.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,372.98	6.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	704	Not Applicable	46.401%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 1/xx/2024, the subject mortgage originated on xx There is a prior mortgage against the subject property in the amount of xx which originated xx There is a junior mortgage against the subject property in the amount of xx with the lender xx No active liens and judgments have been found. The annual county taxes for 2023 are due on 3/xx/2024 in the amount of $1,616.64. No prior year’s delinquent taxes have been found.	According to the payment history as of 1/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of $1,727.20 (PITI) which was applied for the due date of 1/xx/2024. The monthly P&I is in the amount of $1,372.98 with an interest rate of 6.875%. The current UPB is xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of 1/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 2/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Seller tape shows Borrower Middle Name is xx as per the Note document is xx. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 8/xx/2053 Tape Value: 7/xx/2026 Variance: 9893 (Days) Variance %: Comment: Seller tape shows State maturity date is 7/xx/2026 as per the Note document is 8/xx/2053. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46%. Tape shows qualifying income used by lender is not supported with previous 2-year earnings. BWR has 3.2 years on the job, 0X30 since inception, xx and $xx equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			632	Not Applicable
60268683	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	No	Yes	Not Applicable	First	$7,516.34	$14,581.19	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$11,578.37	6.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	734	798	36.590%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. The first installment of combined taxes for 2023 is delinquent in the amount of $7516.34, which was due on 12/xx/2023 and is good through 01/xx/2024. The second installment of combined taxes for 2023 is due in the amount of $7290.57, which was due on 05/xx/2024.	As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and the next due date is 01/xx/2024. The last payment was received on 12/xx/2023 in the amount of $11578.37 which was applied for the due date of 12/xx/2023. The current P&I is xx. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and the next due date is 01/xx/2024. The UPB is $xx. As per final application, the borrower has been working at xx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Any Borrowers Foreign National Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: No. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 5/xx/2053 Tape Value: 7/xx/2026 Variance: 9801 (Days) Variance %: Comment: Stated maturity date is 5/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan must have DU findings per Penfed. The DU report available in the loan documents is approve/ineligible at a DTI of xx  due to the fact that the subject loan amount exceeds the xx oan limit for the county. Further details were not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed the revised loan estimate delivery date and changed circumstances date test for revised LE dated 3/xx/2023. Revised LE dated 3/xx/2023 and electronically signed on dated 3/xx/2023 which is later than the third business day after the creditor receives information sufficient to establish that a changed circumstance has occurred. Subject loan is purchase case, originated on xx

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 2/xx/2023 reflects appraisal fee at $1,200.00. Final CD dated 4/xx/2023 reflects appraisal fee at $1,310.00. This is an increase in fee of $110.00 for charges that cannot increase. Valid COC for the increase in fee is available. COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is purchase case, originated on xx

																																																																																								Downgraded to LVL2 assuming securitization closes in xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			644	786
66696965	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$877.52	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,058.73	8.875%	xx	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	11.028%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 1/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. The annual combined taxes for 2023 were paid on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The last payment was received on 12/xx/2023 in the amount of $2,362.28 which was applied for the due date of 11/xx/2023. The current monthly P&I is $2,058.73, and the interest rate is 8.875%. The current UPB is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 12/xx/2023. The current UPB is xx.
As per the servicing comment dated 12/xx/2023, the reason for default is illness of family member.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
The subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by xx
As per final application, the borrower xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 7.017% Tape Value: 11.360% Variance: -4.343% Variance %: -4.34300% Comment: Housing ratio per U/W 7.017% Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulations for the late fees test due to fees charged $102.94 exceeds fees threshold of $100.00 over by +$2.94."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows that BWR's CPA does not meet the minimum license requirements of the investors and is relative to BWR. BWR has been SE attorney over 30 years. Further details were not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "xx	* Cash out purchase (Lvl 2) "Subject loan is purchase case. Final CD dated of 3/xx/2023 reflects cash to in the amount of $xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. 04/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 2/xx/2023 reflect points loan discount fee $292.00. Final CD dated 3/xx/2023 reflects points loan discount fee at $2,082.94.
Loan estimate dated 2/xx/2023 reflect transfer taxes $365.00. Final CD dated 3/xx/2023 reflects transfer taxes at $373.60.
This is a cumulative increase in fee of $1,799.54 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 2/xx/2023 reflects the sum of section C fees and recording fee at $100.00. Final CD dated 3/xx/2023 reflects the sum of section C and recording fee at $222.50. This is a cumulative increase of $112.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx

Downgraded the exception as SOL has been expired. 04/xx/2024."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.541% exceeds APR threshold of 8.120% over by +1.421%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			688	Not Applicable
79082643	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,464.91	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$858.93	4.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	34.475%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 1/xx/2024, the subject mortgage was originated xx There is a junior mortgage that was originated on xx in favor of xx There is one abstract of judgment open against the borrower in the amount of xx with xx which was recorded on xx The annual combined taxes for 2023 are due on xx in the amount of xx As per updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of 12/xx/2023, the borrower is current with the loan and the next due date of payment is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of $1,675.16 which applied for 11/xx/2023. The current P&I is $858.93 with an interest rate of 4.250%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
According to the review of updated payment history as of 12/xx/2023, the borrower is current with the loan and the next due date of payment is 12/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final application, the borrower was previously working at xx working at xx
As per the data tape, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows home listed for sale. Xx shows home listing was removed as of 7/xx/23. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 34.48%. Tape shows SSA issued same xx people, common name. Lender did not catch this at the time of review. Lender defect. Subject loan was originated xx BWR was 1X60 last 12 months, now current."
* Cash out purchase (Lvl 2)     "The subject loan is purchase case and final CD reflects cash to in the amount of $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 4.713% exceeds APR threshold of 4.480% over by +0.233%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.716% exceeds APR threshold of 4.480% over by +0.236%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan document."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			580	Not Applicable
31621004	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$545.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,692.26	7.625%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	47.635%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 01/xx/2024, the subject mortgage was originated xx There is an active junior mortgage against the subject property in favor of xx No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $545.92 on 04/xx/2023 and 09/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 1/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 2/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,891.31(PITI) which was applied for the due date of 1/xx/2024. The monthly P&I is in the amount of $1,692.26 with an interest rate of 7.625%. The current UPB is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of 1/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 2/xx/2024. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. CCs do not show any damage.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Interest Paid Through Date Loan Value: 10/xx/2023 Tape Value: 12/xx/2023 |---| -61 (Days) |----| Comment: Seller tape shows Interest paid through Date 12/xx/2023, as per the document is 10/xx/2023. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 101.689%   Tape Value: 100.000%   Variance: 1.689%   Variance %: 1.68900%   Comment: Seller tape shows CLTV Ratio percent is 96.500% as per the latest document is 101.689%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 9/xx/2023   Tape Value: 9/xx/2023   Variance: -2 (Days)   Variance %:    Comment: Seller tape shows Note date is 9/xx/2023 as per the Note document is 9/xx/2023.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: Seller tape shows LTV Ratio percent is 96.500% as per the latest document is 98.189%. Tape Source: Initial Tape Type:	3: Curable		* Assets do not meet guidelines (Lvl 3) "Tape shows the loan was repurchased as the lender failed to provide terms of withdrawal on the retirement assets of $xx submitted as reserves. Further details not provided." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx and the loan closed on xx. No lock extension found."	* Cash out purchase (Lvl 2) "The subject loan is a purchase. The final closing disclosure dated xx reflects cash to in the amount of $xx." * Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at “xx the subject property is a manufactured home. The VIN/serial number is xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			688	Not Applicable
87840238	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,010.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,369.26	7.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	664	675	41.165%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 01/xx/2024, the subject mortgage was xx There is a junior mortgage active against the subject property in favor of “xx No prior year’s delinquent taxes have been found.	According to the payment history as of 1/xx/2024, the borrower is current with the loan. The next due date is 2/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,369.26 with an interest rate of 7.250% which was applied for the due date of 1/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 1/xx/2024, the borrower is current with the loan. The next due date is 2/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,369.26 with an interest rate of 7.250% which was applied for the due date of 1/xx/2024. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final 1003, previously, the borrower worked at xx for the period 1/xx/2016 to 2/xx/2022. Currently, the borrower has been working at xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance		4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 41.16%. The tape shows the loan was repurchased due to an income miscalculation, and the revised DTI exceeds the compliance limit. Further details were not provided. Lender defect. The subject loan originated on xx	* MI, FHA or MIC missing and required (Lvl 3) xx cert is missing from the loan file."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final closing disclosure shows cash to the borrower in the amount of $xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			632	649
68844786	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,751.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$927.01	7.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	Yes	761	Not Applicable	47.161%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. The annual installments of combined taxes for 2023 have been paid in the amount of $2,751.60 on 01/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of 1/xx/2024, the borrower is current with the loan, and the next due date is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of $1,157.62 (PITI), which was applied for the due date of 1/xx/2024. The current P&I is $927.01 with an interest rate of xx The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 1/xx/2024, the borrower is current with the loan, and the next due date is 2/xx/2024. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx
The seller’s tape data reflects that the borrower received a letter from HOA to inform them that there is a planned special assessment for 2023 repairs, including waterproofing of the ocean side of the building. These repairs are considered critical repairs. Per the documentation provided, the repairs have not been started. CCs do not show damages.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Interest Paid Through Date Loan Value: 6/xx/2023 Tape Value: 12/xx/2023 |---| -183 (Days) |----| Comment: Interest paid through date is 6/xx/2023. Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: xx (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject property type is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the loan does not meet xx temporary condo project review requirement as the condo association has planned a special assessment for 2023 repairs, including waterproofing the ocean side of the building. The project is ineligible until the repairs are completed with an engineer's report or similar document. xx search shows an estimated value of $XX. Current UPB is $XX. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			701	Not Applicable
6407166	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,068.54	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,268.87	7.875%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable					Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	783	Not Applicable	34.899%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2024, the subject mortgage was xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 1/xx/2024, the borrower is current with the loan and next due date is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of $1,405.65 which was applied for the due date of 1/xx/2024. The current P&I is $1,268.87 and PITI is $1,405.65. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 1/xx/2024, the borrower is current with the loan and next due date is 2/xx/2024. The UPB is xx. As per the final application, the borrower worked at xx Currently, the borrower has been working at xx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance		3: Curable		* MI, FHA or MIC missing and required (Lvl 3) xx cert is missing from the loan file." * Property Marketability Issues (Lvl 3) "The tape shows the subject condo project is an unwarrantable condo as it doesn't have enough insurance coverage as the LTV is xx Dwelling coverage of xx does not cover the loan amount of xx. Further details were not provided. xx search shows an estimated value of xx. Current UPB xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			734	Not Applicable
79290503	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,601.56	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,445.17	5.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	658	697	43.617%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 01/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. The third installment of town taxes for 2024 are due in the amount of $1,400.39 on 02/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan. The next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,445.17 with an interest rate of 5.250% which was applied for the due date of 12/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan. The next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,445.17 with an interest rate of 5.250% which was applied for the due date of 12/xx/2023. The current UPB is xx.
No foreclosure evidence has been found.
As per the tape data, the loan was approved for deferral in the amount of xx. The collection comment dated xx shows the servicer provided deferment effective on xx. The deferment agreement is not available in the loan file.
As per the collection comment dated 5/xx/2022, the borrower's income was impacted by xx  As per the tape data, the servicer provided FB plan that ran from 3/xx/2020 to 8/xx/2021.
As per the final 1003, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx filed for bankruptcy under chapter 7 with the xx . The schedule D of voluntary petition shows the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is $0.00. The bankruptcy xx	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures	Field: Interest Paid Through Date Loan Value: 1/xx/2016 Tape Value: 12/xx/2023 |---| -2891 (Days) |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased due to the xx for the subject mortgage being canceled. MI coverage should have remained in force until canceled in accordance with the requirements of guidelines, Section xx Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.343% exceeds APR threshold of 5.310% over by +0.033%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents. The subject loan is a purchase, originated on xx
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.343% exceeds APR threshold of 5.310% over by +0.033%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the MA 209 CMR 32.35 higher-priced mortgage loan test (MA 209 CMR 32.35) due to an APR calculated at 5.343% exceeds APR threshold of 5.310% over by +0.033%. HPML-Disclosure signed by the borrower is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is $6,322.32 and total expenses are in the amount of $2,757.63 and the loan was underwritten by xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			629	635
70606588	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	No	Not Applicable	Other	$0.00	$2,308.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,098.48	7.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	52.918%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the pro-title report dated 1/xx/2024, the recorded copy of the subject mortgage is not attached with the updated title. The subject mortgage was originated xx The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $2,308.00 on 04/xx/2023 and 09/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 1/xx/2024, the borrower did not start the first payment of the loan which is due on 2/xx/2024. The monthly P&I is in the amount of $1,098.48 with an interest rate of 7.875%. The current UPB is xx.	Collections Comments:According to the payment history as of 1/xx/2024, the borrower did not start the first payment of the loan which is due xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. CCs do not show any damage.
As per the final 1003 application, the borrower was previously working at xx  for the period 11/xx/2021 to 08/xx/2022. Later, the borrower started working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	4: Unacceptable	* Mortgage Not Recorded (Lvl 4) "The recorded copy of the mortgage is missing from the loan file. The unrecorded copy of the mortgage is available at xx * Property Marketability Issues (Lvl 4) "The tape shows the subject unit securing the loan is located in a project that is non-warrantable due to the master policy deductibles. Further details were not provided. xx search shows an estimated value of $XX for the subject property. Current UPB $XX. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx
* ComplianceEase Risk Indicator is xx  (Lvl 3)     "The loan failed initial LE estimate delivery and timing test due to initial LE dated 10/xx/2023 delivered on 11/xx/2023 which is more than 3 business days from initial application date 10/xx/2023."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated 10/xx/2023 delivered on 11/xx/2023 which is more than 3 business days from initial application date 10/xx/2023. Subject loan is purchase case, originated xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "xx			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			705	Not Applicable
95679656	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,732.61	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,209.90	6.990%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	735	Not Applicable	45.983%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 1/xx/2024. The last payment was received on 11/xx/2023 in the amount of $2,977.26 which was applied for the due date of 12/xx/2023. The current P&I is $2,209.90 and PITI is $2,977.26. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 1/xx/2024. The UPB is xx. As per the final application, the borrower has been working at xx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: 4/xx/2023 Tape Value: 12/xx/2023 |---| -244 (Days) |----| Comment: Seller tape shows Interest paid through Date 12/xx/2023, as per the document is 4/xx/2023. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.983%. The tape shows undisclosed debt with xx with a monthly payment of $840 that was not included in the DTI calculation. The revised DTI is xx BWR defect. The subject loan originated on 03/xx/2023, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			740	Not Applicable
62890533	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,255.41	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,097.42	6.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	714	Not Applicable	50.478%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated 01/xx/2024 shows that the subject mortgage was originated xx No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 1/xx/2024, the borrower is current with the loan. The next due date is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of $1,097.42 with an interest rate of 6.625% which was applied for the due date of 1/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 1/xx/2024, the borrower is current with the loan. The next due date is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of $1,097.42 with an interest rate of 6.625% which was applied for the due date of 1/xx/2024. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
As per the final 1003, previously, the borrower was owner of xx  for the period 1/xx/2018 to 3/xx/2021. Currently, the borrower has been working at xx
As per the seller's tape data, the HOA letter and documents in file indicates the xx has taken out a $xx construction loan to repair siding on the residential buildings in the HOA and garages. Some units are experiencing elevated moisture due to these issues. In addition to the siding, some units and common areas required new windows, vapor barriers, and additional insulation. The deficiencies identified in the construction documents and HOA letter, in regards to the siding, windows, moisture, and insulation, represent structural and material deficiencies. As per the loan file xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: 6/xx/2023 Tape Value: 11/xx/2023 |---| -153 (Days) |----| Comment: Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: 5/xx/2023 Tape Value: 5/xx/2023 Variance: -1 (Days) Variance %: Comment: Original note doc date is 5/xx/2023. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the loan was repurchased as the loan does not meet the Freddie Mac guideline requirement for the property to be structurally secure at the closing. The condo association has taken out a $XX construction loan to repair siding on the building and garage. Also, some units and common areas required new windows, vapor barriers, and additional insulation. Further details not provided. xx search shows an estimated value of $XX. Current UPB $XX. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			665	Not Applicable
34292517	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,451.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,312.64	6.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	49.650%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 01/xx/2024, the subject mortgage was xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 1/xx/2024, the borrower is current with the loan. The next due date is 3/xx/2024. The last payment was received on 1/xx/2024 in the amount of $1,312.64 with an interest rate of 6.625% which was applied for the due date of 2/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 1/xx/2024, the borrower is current with the loan. The next due date is 3/xx/2024. The last payment was received on 1/xx/2024 in the amount of $1,312.64 with an interest rate of 6.625% which was applied for the due date of 2/xx/2024. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
As per the final 1003, the borrower has been receiving child support and alimony.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 14 |---| -2 |----| -14.28571% Comment: Age of loan is 12. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1312.64   Tape Value: $111.49   Variance: $1201.15   Variance %: 1077.36119%   Comment: AS per note stated P&I is $1312.64.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: $xx Tape Value: $xx Variance: $-xx Variance %: -2.43902% Comment: Sales price is xx. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.64%. Tape shows loan does not meet the continuation requirements of alimony income. Further details not provided. 0X30 since inception, and xx is 797. Subject initial LTV was xx and current LTV is xx Further details not provided. Lender defect. The subject loan was originated on xx
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is $5,362.00 and total expenses are in the amount of $2,662.21 and the loan was underwritten by AUS xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			773	Not Applicable
60496147	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,301.38	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,287.36	7.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	47.134%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 1/xx/2024, the subject mortgage was originated xx No active liens and judgments have been found. For the xx The first installment of county taxes for 2023 is due in the amount of $1,815.76 on 03/xx/2024. For the xx The first installment of county taxes for 2023 is due in the amount of $76.66 on 03/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan. The next due date is 1/xx/2024. The last payment was received on 11/xx/2023 in the amount of $1,287.36 with an interest rate of 7.000% which was applied for the due date of 12/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan. The next due date is 1/xx/2024. The last payment was received on 11/xx/2023 in the amount of $1,287.36 with an interest rate of 7.000% which was applied for the due date of 12/xx/2023. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
As per the final 1003, previously, the borrower worked at xx
Tape shows subject property has some fire and safety issues, which may affect the subject's marketability. The appraisal report is "as is". Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Age of loan is 1. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.134%   Tape Value: 50.000%   Variance: -2.866%   Variance %: -2.86600%   Comment: As per documents DTI is 47.134% but tape shows 50%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 35.572%   Tape Value: 35.570%   Variance: 0.002%   Variance %: 0.00200%   Comment: As per documents housing ratio is 35.572% but tape shows 35.570%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 11/xx/2053 Tape Value: 12/xx/2053 Variance: -30 (Days) Variance %: Comment: As per note maturity date is 11/xx/2053 but tape shows 12/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject property has some fire and safety issues, which may affect the subject's marketability. The original appraisal report is "as is," and as per the review of the building and fire protection plan, the condo project building plans do not comply with the applicable code(s). The report further states that final construction and installations must be in conformance with the code. Final construction and installations. Further details not provided. xx search shows an estimated value of $XX. Current UPB is $XX. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.13%. Tape shows the revised DTI is greater than 50%. Further details not provided. Lender defect. The subject loan originated on xx and the xx * ComplianceEase Risk Indicator is xx (Lvl 2) "Loan fails delivery and timing test for revised loan estimate dated 10/xx/2023 document tracker is missing and 3 business days were added to get receipt date 10/xx/2023, which is after the consummation date 10/xx/2023."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			752	Not Applicable
15521483	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,705.96	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,729.56	8.000%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	689	688	44.961%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 1/xx/2024, the subject mortgage originated xx No active liens and judgments have been found. The first installment of county taxes for 2022 is due on 11/xx/2023 in the amount of $1,352.98. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan and the next due date for the regular payment is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $2,280.50 (PITI) which was applied for the due date of 12/xx/2023. The monthly P&I is in the amount of $1,729.56 with an interest rate of 8.00%. The current UPB is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan and the next due date for the regular payment is 1/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. CCs do not show any damage.
As per the loan application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Age of loan is 2. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 31.544%   Tape Value: 31.540%   Variance: 0.004%   Variance %: 0.00400%   Comment: Housing ratio per U/W is 31.544%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 9/xx/2023   Tape Value: 9/xx/2023   Variance: -6 (Days)   Variance %:    Comment: Original note doc date is 9/xx/2023.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance is 'No cash-out'.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 10/xx/2053 Tape Value: 11/xx/2053 Variance: -31 (Days) Variance %: Comment: Stated maturity date is 10/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated 08/xx/2023 reflects the sum of Section C fees and Recording fee at $347.00. Final CD dated 09/xx/2023 reflects the sum of Section C and Recording fee at $460.00. This is a cumulative increase of $78.30 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance, originated xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that the subject loan does not qualify for the xx program. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "xx	* ComplianceEase Risk Indicator is xx (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.187% exceeds APR threshold of 8.650% over by +0.537%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.208% exceeds APR threshold of 8.650% over by +0.558%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			676	682
61086694	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,297.32	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,483.44	6.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	780	744	48.126%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 1/xx/2024, the subject mortgage was originated xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of $2,297.32. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 12/xx/2023, the borrower is current with the loan and the next due date is 1/xx/2024. The last payment received date is not available. The unpaid principal balance is xx. The current interest rate is xx	Collections Comments:The loan is currently performing and the next due date is 1/xx/2024.
The last payment received date is not available. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx
As per the seller's tape, the borrower was not employed at closing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 11 |---| -2 |----| -18.18181% Comment: As per Tape data, age of loan is 11. However it reflects 9. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 48.126%   Tape Value: 48.130%   Variance: -0.004%   Variance %: -0.00400%   Comment: As per Tape data, post close housing Ratio is 48.130%. However final application documents reflect as 48.126%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 1/xx/2023   Tape Value: 1/xx/2023   Variance: -5 (Days)   Variance %:    Comment: Note shows, original note date is 01/xx/2023.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 2/xx/2053 Tape Value: 3/xx/2053 Variance: -28 (Days) Variance %: Comment: Note reflects, stated maturity date is 02/xx/2053. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Revised Loan Estimate is missing (Lvl 3) "The revised LE dated xx is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.13%. The tape shows that the BWR was not employed at the time of closing. Further details were not provided. BWR defect. The subject loan originated onxx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			775	752
75041512	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$345.97	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$308.10	6.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	665	626	42.776%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of tape data payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 1/xx/2024. The details of the last payment received are not available. The current P&I is $308.10 and interest rate is 6.875%. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 1/xx/2024. The UPB is xx.
As per the final application, the borrower is getting income from social security.
The appraisal report dated 11/xx/2022 is xx  due to the open plumbing waste lines and an open septic tank noted. The utility shed, which has a washer and clothes dryer and a bathtub, appears to have a plumbing waste line allowing for surface drainage. The water heater is missing a pressure relief valve drain pipe which poses a safety concern; the electrical panel is missing the cover; smoke and CO alarms are not present; and kitchen cabinets need to be repaired. Also, the photo addendum reflects the same issue. An estimated cost of repair is not available. CC does not show any damage.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx. Tape Value: xx |---| |----| Comment: Note reflects borrower last name as xx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 2/xx/2053 Tape Value: 4/xx/2053 Variance: -59 (Days) Variance %: Comment: Note reflects maturity date as 2/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* Missing Initial 1003_Application (Lvl 3) "The initial application signed by the loan originator is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at a DTI of xx The tape shows the lender miscalculated SSI income and failed to obtain tax transcripts to verify SSI accurately. The revised DTI is 52%. Lender defect. The subject loan originated on 1/xx/2023, and the 3-year SOL is active. BWR receives xx income, FICO 626, 0x30 since inception, and $xx equity in the subject. Fixed monthly payment is only $308.10 per month, UPB $xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is xx  (Lvl 2)     "This loan failed the revised closing disclosure delivery (waiting period required) test due to the revised closing disclosure dated 1/xx/2023 and electronically signed on 1/xx/2023, which is less than 3 business days before the consummation date of 1/xx/2023."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as $xx. The calculated finance charge is $xx for an under-disclosed amount of $124.53. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase case that originated on xx
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx reflects a points - loan discount fee at $82.00. The final CD dated 1/xx/2023 reflects points - loan discount fee at $2,184.00. The loan estimate dated xx does not reflect appraisal re-inspection fee. The final CD dated 1/xx/2023 reflects an appraisal re-inspection fee at $175.00. This is a cumulative increase in the fee of $2,277.00 for charges that cannot increase. The valid COC for the increase in points - loan discount fee and appraisal re-inspection fee is missing from the loan documents. The subject loan is a purchase case that originated on xx		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			624	618
37083890	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,535.14	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,117.04	6.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	649	714	49.444%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 01/xx/2024 shows that the subject mortgage was xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history on the seller’s tape dated 11/xx/2023, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is 1/xx/2024. The P&I is $3,117.04 and PITI is $4,172.72. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated 11/xx/2023, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is 1/xx/2024. The P&I is $3,117.04 and PITI is $4,172.72. The UPB is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding xx
No evidence has been found regarding damage.
As per final 1003, the borrower was previously working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final 1003_Application Initial 1003_Application	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape data shows stated Borrower #2 last name is xx Actual data shows Borrower #2 last name is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx  Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 11/xx/2052   Tape Value: 1/xx/2053   Variance: -61 (Days)   Variance %:    Comment: Tape data shows stated maturity date is 01/xx/2053. Actual data shows maturity date is 11/xx/2052.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape data shows property type is Single Family. Actual data shows property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.44%. The tape shows that the Work Number xx BWR was inactive at the time of closing. Post-close verification by the lender and an updated VOE from the Work Number revealed that BWR is actively employed. Further details were not provided. BWR defect. Subject loan originated on xx
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test xx  due to an APR calculated at 6.854% exceeds APR threshold of 6.700% over by +0.154%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Missing Final 1003_Application (Lvl 2)     "Final loan application located at xx     electronically signed by the borrower on xx  which is prior to the closing date."
* Missing Initial 1003_Application (Lvl 2)     "Initial loan application is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of $5,998.80. The loan was underwritten by DU xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			676	710
38964543	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,825.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,706.37	5.125%	xx	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	618	Not Applicable	45.313%	First	Commitment	Not Applicable	Not Applicable	07/xx/2022	x	Not Applicable	3.500%	x	07/xx/2022	Financial Hardship	As per the review of the updated title report dated 01/xx/2024, the subject mortgage was originated xx No active judgments or liens were found. The annual county taxes for 2023 were paid in the amount of $1,789.00 on 10/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan and the next due date for the regular payment is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,594.82 (PITI) which was applied for the due date of 12/xx/2023. The monthly P&I is in the amount of $1,343.82 with an interest rate of 3.50%. The current UPB is xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan and the next due date for the regular payment is 1/xx/2024. The current UPB is xx.
The loan was modified on 7/xx/2022 with the modified principal balance of xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated 2/xx/2022, the subject property was occupied by owner. CCs do not show any damage.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower XX and lender XX with an effective date of XX shows the new modified unpaid principal balance is $XX. The borrower agreed to pay the modified monthly P&I of $1,343.82 with a modified interest rate of 3.500% starting on XX and continuing until the new maturity date ofXX.	Affiliated Business Disclosure Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Modification Original P&I   Loan Value: xx    Tape Value: $0.04   Variance: $1343.78   Variance %: 3359450.00000%   Comment: The Mod original P&I is $1,343.82.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 17.072%   Variance %: 17.07200%   Comment: Updated as per documents.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: $xx Tape Value: $xx Variance: $0.80 Variance %: 0.00023% Comment: The principal balance per mod is xx. Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows defect over investor and seller valuation. Appraisal xx shows value xx. Current xx estimate xx. UPB xx."	* ComplianceEase Risk Indicator is xx (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.137% exceeds APR threshold of 5.280% over by +0.857%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed FHA QM Safe xx  Test threshold test due to APR calculated 6.137% exceeds APR threshold of 5.780% over by +0.357%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed Brokerage/Finder Fee Test due to fees charged at $xx fees threshold of $xx over by $2,515.20.

The below fees were included in the test.

Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $395.00
Underwriting Fee paid by Borrower: $945.00

Downgraded the exception as SOL has been expired. 04/xx/2024."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.137% exceeds APR threshold of 5.280% over by +0.857%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of $5,432.61 and the loan was underwritten by   xx
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "xx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			634	Not Applicable
33764171	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,934.62	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,645.27	6.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	30.917%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 1/xx/2024, the subject mortgage was originated xx 0.
No active liens or judgments have been found against the borrower or subject property.
xx
The annual combined taxes for 2023 were paid in the amount of $3,791.34.
xx
The annual combined taxes for 2023 were paid in the amount of $143.28.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 11/xx/2023, the borrower is current with the loan and the next due date is 1/xx/2024. The last payment was received on 11/xx/2023 in the amount of $4,072.72 which was applied to the due date of 12/xx/2023. The unpaid principal balance is xx. The current P&I is $3,645.27 and the interest rate is 6.00%.

Collections Comments:The loan is currently performing and the next due date is 1/xx/2024.
The last payment was received on 11/xx/2023 in the amount of $4,072.72 which was applied to the due date of 12/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Stated Maturity Date Loan Value: 5/xx/2053 Tape Value: 7/xx/2053 |---| -61 (Days) |----| Comment: As per note stated maturity date is 05/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is xx  (Lvl 3)     "The initial closing disclosure receipt date (3/xx/2023) is provided and the initial closing disclosure receipt date is less than three business days before the consummation date, or closing / settlement date xx
* LE/CD Issue date test Fail (Lvl 3)     "Tape shows signature date issues on the closing package date. The review of the loan file shows the FCD issue date 04/xx/2023 and signed on 03/xx/2023."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Revised Loan Estimate is missing (Lvl 3) "xx is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 02/xx/2023 reflects Points - Loan Discount Fee at $3,800.00. CD dated 03/xx/2023 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +$6,840.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the 1-year SOL is active.

																																																																																								Downgraded to LVL2 assuming securitization closes in xx	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as XX. Notary's signature date on the Mortgage/Deed of Trust is xx Note date is xx	Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99335414	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$949.76	7.625%	xx	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	33.497%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2024, the subject mortgage was xx No active judgments or liens have been found. The taxes are to follow.	The loan was originated xx As per the payment history tape data as of 12/xx/2023, the next due date is 02/xx/2024. The UPB is xx.	Collections Comments:The loan was originated xx As per final application, the borrower has been working at xx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 33.497%   Tape Value: 31.951%   Variance: 1.546%   Variance %: 1.54600%   Comment: As per DU, borrower DTI is 33.497%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per calculation CLTV is 103.299%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 12/xx/2023   Tape Value: 11/xx/2023   Variance: 33 (Days)   Variance %:    Comment: Note date is 12/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 103.299%   Tape Value: 100.000%   Variance: 3.299%   Variance %: 3.29900%   Comment: As per calculation LTV is 103.299%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: As per appraisal report property type is Single family. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the xx  license validation test due to xx which requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/xx/2023 does not reflect Appraisal Re-Inspection Fee. CD xx  reflects Appraisal Re-Inspection Fee at $150.00. This is an increase in fee of $150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is uninsured by the VA due to the VA entitlement available to the BWR being already used on another property. BWR is retaining the REO as a rental, and as a result, the subject loan does not meet the loan amount requirement for second-tier entitlement. Tape also shows BWR had credit card xx . BWR is transferring from CA to PA as postal inspector. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "VA certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final closing disclosure dated xx reflects cash to in the amount of $xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			587	Not Applicable
60986877	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	No	Not Applicable	First	$0.00	$1,055.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$548.23	6.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	45.379%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. The second installment of combined taxes for 2023 has been paid in the amount of $527.65 on 12/xx/2023. The first installment of combined taxes for 2024 is due on 06/xx/2024 in the amount of $527.65. No prior year’s delinquent taxes have been found.	According to payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $696.53 (PITI), which was applied for the due date of 12/xx/2023. The current P&I is $548.23 with an interest rate of xx . The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 1/xx/2024. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower was previously a student. Currently, the borrower has been working at xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Age of Loan Loan Value: 7 Tape Value: 8 |---| -1 |----| -12.50000% Comment: Seller tape shows Age of loan is 8s per Note document is 7. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.38%. Tape shows the loan does not meet Freddie Mac rental income guidelines. File shows lease agreements. Further details were not provided. Lender defect. BWR has 2.33 years on the job as a xx contract manager, FICO 781, 0x30 since inception, and $xx equity in the subject. The subject loan was originated on xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			764	Not Applicable
87705919	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First		$0.00	$647.59	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,279.73	3.490%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	xx	Unavailable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	784	Not Applicable	29.201%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 1/xx/2024. The last payment was received on 11/xx/2023 in the amount of $1,400.81 which was applied for the due date of 12/xx/2023. The current P&I is $1,279.73 and PITI is $1,400.81. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 11/xx/2023, the borrower is current with the loan and next due date is 1/xx/2024. The UPB is xx. As per the final application, the borrower has been working atxx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Mortgage Insurance	Field: Age of Loan Loan Value: 22 Tape Value: 23 |---| -1 |----| -4.34782% Comment: Seller tape shows age of the loan is 23 as per Note Document is 22. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Lender G/L require MI should be Yes. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the LTV is above xx but the loan closed without xx coverage. Further details not provided." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents." * Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is a purchase case, originated on xx		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			714	Not Applicable
16972266	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,908.54	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,668.87	7.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	727	714	47.208%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. Annual combined taxes for 2023 are due in the amount of $1908.54.	As per the review of payment history as of 01/xx/2024, the borrower is current with the loan and the next due date is 02/xx/2024. The last payment was received on 12/xx/2023 in the amount of $5136.26 which was applied for the due date of 01/xx/2024. The current P&I is $3668.87 and PITI is $5136.26. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 01/xx/2024, the borrower is current with the loan and the next due date is 02/xx/2024. The UPB is xx. As per final application, the borrower has been the owner of xx The xx attestation is available in loan filexx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 43 (Days) |----| Comment: Tape data shows Application date 8/xx/2023. Actual data shows Application date 9/xx/2023. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.208%   Tape Value: 51.341%   Variance: -4.133%   Variance %: -4.13300%   Comment: Tape data shows DTI is 51.341%. Actual data DTI is 47.208%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.498%   Tape Value: 27.730%   Variance: -2.232%   Variance %: -2.23200%   Comment: Tape data shows Housing ratio per U/W is 27.730%. Actual data Housing ratio per U/W is 25.498%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape data shows property address is xx Actual data shows property address is xx Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.20%. Tape shows the lender miscalculated the income, and the revised DTI is xx Further details not provided. Lender defect. The subject loan originated onxx BWR has 5 years of xx 0X30 since inception, and $xx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			700	763
79382229	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,807.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,083.42	5.250%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	Yes	778	Not Applicable	45.384%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. Annual combined taxes for 2023 have been paid in the amount of $1807.66.	As per the review of payment history as of 01/xx/2024, the borrower is current with the loan and the next due date is 02/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1455.64 which was applied for the due date of 01/xx/2024. The current P&I is $1083.42 and PITI is $1455.64. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 01/xx/2024, the borrower is current with the loan and the next due date is 02/xx/2024. The UPB is xx. As per final application, the borrower has been working at xx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Subject Property Type Loan Value:xx (5-8 Stories) Tape Value: Low Rise Condo (1-4 Stories) |---| |----| Comment: Seller tape shows subject property xx (1-4 stories) as per appraisal document is xx Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of surrounding view, condition, GLA, and additional amenities. xx with a sales price of xx, is closest to the subject property valued at xx. xx search shows an estimated value of xx. Current UPB xx."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is $4,385.42 and total expenses are in the amount of $1,990.27 and the loan was underwritten by DU xx and its recommendation is approve/eligible with a DTI of xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			779	Not Applicable
14244085	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,921.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$784.78	6.500%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	36.547%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. The first and second installments of combined taxes for 2023 are due in the amount of $1921.34.	As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and the next due date is 02/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1106.05 which was applied for the due date of 01/xx/2024. The current P&I is $784.78 and PITI is $1106.05. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 12/xx/2023, the borrower is current with the loan and the next due date is 02/xx/2024. The UPB is xx. As per final application, the borrower has been working at xx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 17 Tape Value: 18 |---| -1 |----| -5.55555% Comment: Note reflects age of loan as 17 months. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of property condition, xx basement and finished rooms below grade, and additional amenities. xx with a sales price of $XX, is closest to the subject property valued at $XX. xx search shows an estimated value of $XX. Current UPB $XX. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			761	Not Applicable
10794273	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,239.34	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,174.97	5.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	49.386%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 01/xx/2024 shows that the subject mortgage was originated xx No active liens and judgments have been found against borrower and property. The first and second installments of county taxes for 2023 are due in the amount of $6,530.92. The water charges have been delinquent in the total amount of $1,110.50 which is payable on 1/xx/2024.	According to the payment history on the seller’s tape dated 12/xx/2023, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is 1/xx/2024. The P&I is $2,174.97 and PITI is $2,956.47. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated 12/xx/2023, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is 1/xx/2024. The P&I is $2,174.97 and PITI is $2,956.47. The UPB is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding xx
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 4 Tape Value: 6 |---| -2 |----| -33.33333% Comment: Age of loan 4 Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 49.386% Tape Value: 49.910% Variance: -0.524% Variance %: -0.52400% Comment: Borrower DTI ratio percent 49.386% Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 37.582% Tape Value: 37.981% Variance: -0.399% Variance %: -0.39900% Comment: Housing ratio per U/W 37.582% Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails complianceease delivery and timing test for revised closing disclosure dated 7/xx/2023. The revised closing disclosure dated 7/xx/2023 was delivered on 7/xx/2023, which is less than 3 business days from the consummation date of 7/xx/2023."
* ComplianceEase TILA Test Failed (Lvl 3)     "xx disclosed on the final CD is xx. The calculated finance charge is xx  for an under-disclosed amount of $153.20. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase that originated xx
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at xx  LTV and is not eligible for sale to the agency. Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx The tape shows the student loan debt monthly payment was incorrectly calculated by the lender. Lender defect. The subject loan was originated on 7xx BWR has 5 years on the job as director of programs, xx and $xx equity in the subject."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			666	Not Applicable
89656545	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	Other	$1,487.64	$1,430.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$918.07	5.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	18.000%	Unavailable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	38.764%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated xx
There is one junior mortgage against the subject property in favor of xx which xx
There are three code violations against the subject property in favor of xx
There is a permit for xx which was issued withxx
The annual installments of city taxes for 2022 have been paid in the amount of $1,340.67 on 12/xx/2022.
The annual installments of city taxes for 2023 have been delinquent in the total amount of $1,487.64, which are good through 01/xx/2024.
The utility charges for 2024 have been delinquent in the total amount of $238.48, which are good through 1/xx/2024.	According to payment history as of 1/xx/2024, the borrower is current with the loan, and the next due date is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of $1,162.86 (PITI) which was applied for the due date of 1/xx/2024. The current P&I is $918.07 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 1/xx/2024, the borrower is current with the loan, and the next due date is 2/xx/2024. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower previously worked at xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Transmittal (1008)	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 38.764%   Tape Value: 37.541%   Variance: 1.223%   Variance %: 1.22300%   Comment: Borrower DTI ratio percent is 38.764%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 36.264%   Tape Value: 35.042%   Variance: 1.222%   Variance %: 1.22200%   Comment: Housing ratio per UW is 36.264%.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.880%   Tape Value: 98.880%   Variance: 2.000%   Variance %: 2.00000%   Comment: Original CLTV ratio percent is 100.880%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 97.000% Tape Value: 95.000% Variance: 2.000% Variance %: 2.00000% Comment: Original Standard LTV is 97.000% Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan was repurchased from US Bank because the unit number on AUS does not match the appraisal. Further details were not provided. LP report is not available in the loan documents to confirm the tape defect." * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "LP report is missing from the loan documents." * Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* Cash out purchase (Lvl 2) "Subject loan is a purchase case. Final CD date of xx reflects cash to in the amount of $xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			722	Not Applicable
78501066	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,537.36	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,100.89	7.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	756	Not Applicable	29.654%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2024, the subject mortgage was originated xx No active judgments or liens were found The first and second installments of county taxes for 2023 were paid in the amount of $2,537.36 on 12/xx/2023. The annual water/sewer charges for 2024 are due in the amount of $66.12 on 02/xx/2024. No prior year’s delinquent taxes have been found.	The loan was originated on 12/xx/2023 and the first payment date is 02/xx/2024. The monthly P&I is $2,100.89, and interest rate is 7.875%. As per the tape data as of 1/xx/2024, the current UPB is xx.	Collections Comments:The loan was originated xx and the first payment date is xx The monthly P&I is $2,100.89, and interest rate is 7.875%. As per the tape data as of 1/xx/2024, the current UPB is xx. No foreclosure activity has been found. No evidence of damage or repair has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: 12/xx/2023 Tape Value: 12/xx/2023 Variance: -11 (Days) Variance %: Comment: As per note the date is 12/xx/2023 Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to Fees charged xx Exceeds Fees threshold of $8,314.67 Over by +$389.94.
The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails xx points and fees test due to Fees charged $8,704.61 Exceeds Fees threshold of $8,314.67 Over by xx
The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan was repurchased fromxxas the loan failed the xx verification test. AUS reflects an alert, suggesting that according to SSA, either the SSN for BWR has not been issued or was recently issued. Subject loan is a thin file credit, only a FICO score from TU is available, and BWR is a US citizen. Subject is not an ITIN or non-QM guideline loan. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			742	Not Applicable
53077781	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,446.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$843.18	6.750%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	40.097%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 11/xx/2023, the borrower has been delinquent for 3 months with the loan and next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,072.68 which was applied for the due date of 8/xx/2023. The current P&I is $843.18 and PITI is $1,072.68. The UPB is xx.	Collections Comments:The loan is currently in collection. As per the review of payment history as of 11/xx/2023, the borrower has been delinquent for 3 months with the loan and next due date is 9/xx/2023. The UPB is xx. As per final application, the borrower worked at xx for the period of 8/xx/2020 to 5/xx/2022. Later, the borrower worked at xx . Currently, the borrower has been working at xx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: Not applicable Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 4/xx/2053 Tape Value: 6/xx/2053 Variance: -61 (Days) Variance %: Comment: AS per note stated maturity date is 04/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 40.097%. The tape shows the loan was repurchased from xx due to an income miscalculation, as the BWR does not have the required 12-month history of variable income. Further details not provided. Lender defect. The subject loan originated xx . BWR has 3 months on new job as service specialist. BWR is 1x90 since inception, xx and $XX equity in the subject."	* Missing Initial 1003_Application (Lvl 3) "Missing initial application dated xx signed by the loan originator." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Loan Application Missing Or Unexecuted (Lvl 2) "The final application is electronically signed on xx by the borrower two days before the consummation date of xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			697	Not Applicable
98886869	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,532.70	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,969.82	5.875%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	48.069%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 1/xx/2024, the subject mortgage originated xx No active judgments or liens were found. The combined taxes for 2023 (1st installment) were paid in the amount of $775.01 on 12/xx/2023. The combined taxes for 2023 (2nd installment) were due in the amount of $757.69 on 5/xx/2024. No prior year’s delinquent taxes have been found.	As per the PH tape data as of 11/xx/2023, the borrower is current with the loan, and the next due date is 1/xx/2024. The date of the last payment received is not available. The current P&I is $1,969.82, and the interest rate is 5.875%. The UPB is xx.	Collections Comments:The current status of the loan is performing. As per PH tape data as of 11/xx/2023, the borrower is current with the loan, and the next due date is 1/xx/2024. The UPB is xx. No evidence has been found regarding the current or prior foreclosure proceedings. As per the xx the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. As per tape data, the subject property is owner-occupied. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 8 Tape Value: 9 |---| -1 |----| -11.11111% Comment: Seller tape shows Age of the loan 9, as per the Note document is 8. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.069%   Tape Value: 48.070%   Variance: -0.001%   Variance %: -0.00100%   Comment: Seller tape shows DTI Ratio percent is 48.070% as per the latest document is 48.069%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 78.169%   Tape Value: 78.170%   Variance: -xx  Variance %: -xx Comment: Seller tape shows CLTV Ratio percent is 78.170% as per the latest document is 78.169%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 3/xx/2023   Tape Value: 3/xx/2023   Variance: -5 (Days)   Variance %:    Comment: Seller tape shows Note date is 3/xx/2023 as per the Note document is 3/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 78.169%   Tape Value: 78.170%   Variance: -0.001%   Variance %: -0.00100%   Comment: Seller tape shows LTV Ratio percent is 78.170% as per the latest document is 78.169%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Seller tape shows Purchase of Refinance per HUD-1 is change in Rate/ Term, as per the 1003 document is No- cash out. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal is as is but notes and pictures show rear doors are not secured and do not have exterior steps, a xx
* Property Marketability Issues (Lvl 4) "The tape shows an environmental hazard observed during the appraisal of the subject property. The review of the appraisal report shows that there is a shop used for private use centered on restoring cars, and the area surrounding the shop has scattered debris, car parts, and cars in various stages of repair. xx search shows an estimated value of $XX. Current UPB $XX. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a refinance, originated onxx
* ComplianceEase Risk Indicator is xx  (Lvl 3)     "xx

The below fees were included in the test:

Administration Fee paid by Borrower: xx
 Mortgage Broker Fee paid by Borrower: xx
 Points - Loan Discount Fee paid by Borrower: xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount fee at $1,938.00. Post CD dated 03/xx/2023 reflects Points - Loan Discount Fee at $3,603.06. This is an increase in fee of $1,665.06 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on 3/xx/2023 and the xx  is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of $9,647.33 over by xx

The below fees were included in the test:

Administration Fee paid by Borrower: xx
 Mortgage Broker Fee paid by Borrower: xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at xx the subject property is a manufactured home. The affidavit of affixation document is located at xx eflecting that the home is permanently attached to the land. The VIN/serial number is xx Also, a manufactured home rider is attached to a recorded mortgage. But Schedule B of xx shows the details of the affixation document as an exception."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			692	Not Applicable
38922115	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,719.95	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,317.37	7.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	44.110%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2024, the subject mortgage was originated xx There is prior judgment active against the borrower in favor of xx 1st and 2nd half town taxes for 2024 are due in the amount of $8,719.95. No prior year’s delinquent taxes have been found.	As per the review of tape data payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 2/xx/2024. The details of the last payment received are not available. The current P&I is $5,317.37 and interest rate is xx . The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 2/xx/2024. The UPB is xx. xx Unable to determine current condition and occupancy of the property. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.110% Tape Value: 85.024% |---| -40.914% |----| -40.91400% Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Appraisal Date Loan Value: xx Tape Value: xx Variance: -xx Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 12/xx/2053 Tape Value: 2/xx/2054 Variance: -62 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.11%. Tape shows an income miscalculation as the lender used other income from the sale of a portion of the business that was non-recurring. Revised DTI is 85%. Further details not provided. Lender defect. The subject loan originated xx	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails ComplianceEase delivery and timing test Revised Loan xx document tracker is missing and 3 business days were added to get receipt date xx which less than four business days from consummation date 11/xx/2023.

Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated 11/xx/2023. Document tracker is missing and 3 business days were added to get receipt date xx  which is after the consummation date 11/xx/2023."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;
 Attorneys Fees - xx
HOA - Processing Fee paid by Borrower: $200.00
Secure Transaction Delivery Fee paid by Seller: $5,100.00
Seller Attorney Fee paid by Seller: $1,200.00
Title - Transaction Management paid by Borrower: $41.00
Title Closing Protection Letter (CPL) paid by Borrower: $75.00
																																																																																							Water Bill paid by Seller: $250.00"			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			751	Not Applicable
89190644	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,272.80	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,834.74	5.990%	xx	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	43.824%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx , the borrower is current with the loan and next due date is 2/xx/2024. The last payment was received on 12/xx/2023 in the amount of $2,027.48 which was applied for the due date of 1/xx/2024. The current P&I is $1,834.74 and PITI is $2,027.48. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 1/xx/2024, the borrower is current with the loan and next due date is 2/xx/2024. The UPB is xx. BWR has 6 years on the job as a recruiter with xx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 102.150%   Tape Value: 100.638%   Variance: 1.512%   Variance %: 1.51200%   Comment: Original CLTV Ratio Percent is xx    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 102.150%   Tape Value: 100.638%   Variance: 1.512%   Variance %: 1.51200%   Comment: Original Standard LTV is xx    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 11/xx/2053   Tape Value: 12/xx/2053   Variance: -30 (Days)   Variance %:    Comment: Stated Maturity Date is 11/xx/2053   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Property is PUD Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the subject loan is not eligible for sale to VA as the lender failed to provide an updated appraisal report after the removal of the shed, which caused the property value to decrease from $XX to $XX and the revised LTV is over xx search shows an estimated value of $XX. Current UPB is $XX. Subject was last sold in XX for $XX as REO sale. Elevated for client review and may need BPO and/or second appraisal to clear."	* MI, FHA or MIC missing and required (Lvl 3) "VA guaranty certificate is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			753	Not Applicable
880560	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,975.87	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,483.33	7.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	42.264%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of $3,975.87.
The water/sewer taxes are due in the amount of $9048.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 12/xx/2023, the borrower is current with the loan and the next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $3,133.42 which was applied to the due date of 12/xx/2023. The unpaid principal balance is xx. The current P&I is $2,483.33 and the interest rate is 7.125%.	Collections Comments:The loan is currently performing and the next due date is 1/xx/2024.
The last payment was received on 12/xx/2023 in the amount of $3,133.42 which was applied to the due date of 12/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated 4/xx/2023, the subject property was damaged due to hail on 3/xx/2023. The property needs repairs. The loss draft check was received on 4/xx/2023 in the amount of xx. We are unable to determine whether the repairs have been completed or not.
BWR has 6 years on the job as a registered nurse with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower Last Name Loan Valuexx Tape Value:xx |---| |----| Comment: BWR last name xx'. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: 12/xx/2052 Tape Value: 1/xx/2053 Variance: -31 (Days) Variance %: Comment: Stated maturity date is 12/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the first lien prohibited fees test.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $5,068.25
																																																																																							Points - Loan Discount Fee paid by Lender: $921.50"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.26%. Tape shows qualifying income using the hours worked per week was misrepresented. The revised DTI is 49.05%. Further details not provided. Subject loan originated xx		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92312485	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,168.12	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,800.81	7.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	49.455%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage orxx No active judgments or liens were found. The annual combined taxes for 2023 were paid in the amount of $1,168.12. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan, and the next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $2,275.84, which was applied for the due date of 12/xx/2023. The current monthly P&I is $1,800.81 with an interest rate of 7.250%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current on the loan, and the next due date is 1/xx/2024. The current UPB is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property has been occupied by the owner.
BWR receives SSI, or retirement income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value:xxTape Value: xx |---| -8.543% |----| -8.54300% Comment: As per DU, borrower DTI is 49.455%. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value:xx Tape Value: 12/xx/2053 Variance: -30 (Days) Variance %: Comment: Stated maturity date is 11/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 49.45%. Tape shows lender did not include REO in calculations and the revised DTI is 58%. Further details not provided. Lender defect. Subject loan originated oxx	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations." * ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2023 reflects Loan Origination Fee at $2,307.00. CD dated xx			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			766	Not Applicable
42035641	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,811.57	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,115.14	6.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	49.477%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx No active judgments or liens were found. The annual combined taxes for 2023 were paid in the amount of $1,811.57 on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2023, the borrower is current with the loan and the next due date for the regular payment is 12/xx/2023. The last payment was received on 11/xx/2023 in the amount of PITI $1,630.32 which was applied for the due date of 11/xx/2023. The current P&I is $1,115.14 and the rate of interest is 6.875%. The current UPB is xx.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 12/xx/2023, the borrower is current with the loan and the next due date for the regular payment is 12/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 1.5 years on the job as operations withxx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Valuexx Tape Value: xx---| -8.941% |----| -8.94100% Comment: Borrower DTI ratio percent is 49.477%. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 10/xx/2053 Tape Value: 11/xx/2053 Variance: -31 (Days) Variance %: Comment: Stated maturity date is 10/xx/2053. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49%. Tape shows lender excluded a $444 auto lease that BWR was verified to be receiving reimbursement for and without 2 years track record, revised DTI is 58.42%. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has 1.6 years on the job as an operations executive, FICO 682, 0x30 since inception, and $xx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			620	Not Applicable
58805351	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,654.53	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,198.35	7.490%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	46.484%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated txx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The first, second and third installments of county taxes for 2023 are due total in the amount of xx.	According to the payment history as of 1/xx/2024, the borrower is current with the loan. The last payment was received on 1/xx/2024, which was applied for the due date of 1/xx/2024 and the next due date for payment is 2/xx/2024. The P&I is $7,198.35 and PITI is $7,710.58. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 1/xx/2024, the borrower is current with the loan. The last payment was received on 1/xx/2024, which was applied for the due date of 1/xx/2024 and the next due date for payment is 2/xx/2024. The P&I is $7,198.35 and PITI is $7,710.58. The UPB reflected as per the payment history is $xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 2.3 years on the job as an entertainment manager with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 2.142% |----| 2.14200% Comment: Seller tape shows DTI Ratio percent is 44.342% as per the latest document is 46.405%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx  Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Pxx  Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Seller tape shows xx  Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 8/xx/2053 Tape Value: xx Variance: -31 (Days) Variance %: Comment: Seller tape shows State maturity date is 9/xx/2053 as per the Note document isxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.40%. Tape shows an income miscalculation as the lender failed to obtain tax transcripts to verify income. Further details not provided. Lender defect. Subject loan originated onxx and the 3-year SOL is active. BWR has 2.3 years on the job as an entertainment manager, FICO 765, 0X30 since inception, and $xx equity in the subject. Paystubs and W2 in file." * Cash out purchase (Lvl 2) "The subject loan is purchase case. Final closing disclosure dated xx reflects cash to in the amount of $xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			674	Not Applicable
24803854	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,586.16	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,174.43	6.875%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	49.993%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2024, the subject mortgage xx No active judgments or liens have been found. The first and second installments of county taxes for 2023 are due in the amount of $6777.44.	As per the review of payment history as of 01/xx/2024, the borrower is current with the loan and the next due date is 03/xx/2024. The last payment was received on 01/xx/2024 in the amount of $2408.98 which was applied for the due date of 02/xx/2024. The current P&I is $2174.43 and PITI is $2408.98. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 01/xx/2024, the borrower is current with the loan and the next due date is 03/xx/2024. The UPB is xx. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. BWR has 10 years on the job as a tax director xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx Tape Value: xx--| 0.007% |----| 0.00700% Comment: As per 1008, calculated DTI is 49.993%. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx  Tape Value: xx Variance: 151 (Days)   Variance %:    Comment: Last payment received date is 1/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value:xx ariance: -0.00500%   Variance %: -0.00500%   Comment: Original stated rate isxx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 8/xx/2053 Tape Value: 3/xx/2026 Variance: 10015 (Days) Variance %: Comment: Stated maturity date is 8/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "As per Appraisal report datedxx the subject is in rural location and surrounded by XX land. Photos in photo addendum of appraisal shows subject not complete. Updated xx is missing from the loan file. Final CD does not reflect any holdback."	* Compliance Testing (Lvl 3) "The loan failed settlement services provider list date test due to the SSPL issued on 6/xx/2023, which is more than 3 business days from initial application date of 5/xx/2023." * Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan closed within 6 months and does not meet the seasoning period requirement. Further details not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			786	Not Applicable
94698805	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,101.62	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,011.68	2.999%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	43.811%	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2023	x	Not Applicable	2.990%	x	11/xx/2023	Financial Hardship	As per the review of updated title report dated 01/xx/2024, the subject mortgage wasxx
There is a mortgage active against the subject property in the amount of xx in favor of xx which was recorded on xx. The subordination agreement was recorded on xx located at "xx shows the above mortgage subordinated with the subject mortgage.
There is a notice of lien - nuisance abatement (code enforcement lien) active against the subject property in favor oxx
The second installment of county taxes for 2023 is due in the amount of $1,550.79 on 4/xx/2024.
No delinquent taxes have been found for the prior year.	According to the payment history as of 1/xx/2024, the borrower is current with the loan. The next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $896.05 with an interest rate of 2.990% which was applied for the due date of 12/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 1/xx/2024, the borrower is current with the loan. The next due date is 1/xx/2024. The last payment was received on 12/xx/2023 in the amount of $896.05 with an interest rate of 2.990% which was applied for the due date of 12/xx/2023. The current UPB is xx.
No bankruptcy evidence has been found.
As per the collection comment dated 11/xx/2023,xx
The foreclosure was initiated on the subject property in 2023. The complaint was filed on 4/xx/2023. As per the collection comment dated 11/xx/2023, the re-projected step sale was scheduled for 11/xx/2023. The foreclosure was closed on 11/xx/2023 due to the loan modification completed on 10/xx/2023. As per the collection comment dated 1/xx/2024, notice of rescission was filed on 11/xx/2023.
The xx
As per the UT report dated 1/xx/2024, thxx the subject property has been determined to be a public nuisance and the property is in a substandard and dangerous condition. Collection comment does not show damage/repairs. Unable to confirm the current condition of the subject property.
Foreclosure Comments:The foreclosure was initiated on the subject property in 2023. The complaint was filed on 4/xx/2023. As per the collection comment dated 11/xx/2023, the re-projected step sale was scheduled for 11/xx/2023. The foreclosure was closed on 11/xx/2023 due to the loan modification completed on 10/xx/2023. As per the collection comment dated 1/xx/2024, notice of rescission was filed on 11/xx/2023.

Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrowerxxand continuing until the new maturity date of XX.	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value:xx |---| |----| Comment: Tape Source: Initial Tape Type: Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of Refinance per HUD-1 is Limited Cash Out. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Valuexx Tape Value: 12/xx/2050 Variance: 4687 (Days) Variance %: Comment: Stated Maturity Date is 10/xx/2063. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx. The tape shows the lender failed to payoff judgment account with the $xx balance stated in DU prior to closing, including 5% of the remaining balance in total debts, which pushes the DTI from 43.73% to 60.32%. Lender defect. The subject loan originated on xx, and the 3-year ATR SOL has expired."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan fails QM lending points and fees test due to fees charged xx exceeds fees threshold of $7,031.87 over by +$4,420.46.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $xx."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged xx exceeds fees threshold of $7,031.87 over by +$4,420.46.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			552	Not Applicable
83786286	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,334.70	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,090.02	7.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	704	712	45.538%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dxx No active liens and judgments have been found against the borrower and the property. Annual county taxes for 2023 have been paid in the total amount of $6,081.31. No prior year delinquent taxes have been found.	According to payment history as of 01/xx/2024, the borrower is current with the loan, and the next due date is 02/xx/2024. The last payment was received on 01/xx/2024 in the amount of $2,585.93 (PITI), which was applied for the due date of 01/xx/2024. The current P&I is $2,090.02 with an interest rate of 7.250%. The current UPB is xx.	Collections Comments:The loan is currently performing.
According to payment history as of 01/xx/2024, the borrower is current with the loan, and the next due date is 02/xx/2024. The last payment was received on 01/xx/2024 in the amount of $2,585.93 (PITI), which was applied for the due date of 01/xx/2024. The current P&I is $2,090.02 with an interest rate of 7.250%. The current UPB is xx.
No information has been found regarding the forbearance plan.
BWR#1 has 15 years on the job as a logistic manager with xx
BWR#2 has 30 years on the job as a customer service with xx.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last name xx Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: MI is required. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 8/xx/2053 Tape Value: 9/xx/2053 Variance: -31 (Days) Variance %: Comment: Stated maturity date 8/xx/2053. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.53%. Tape shows BWR misrepresented the rental income of the departure residence as the tenant never moved into the home and BWR has sold the departure residence after closing. Further details not provided. BWR defect. The subject loan originated oxx, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			683	724
83199464	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$19,412.62	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,790.61	8.125%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	49.808%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx There is prior certificate of lien (state tax lien) against xx in favor of the Txx The second installment and other taxes for 2023 are due in the amount of $12647.03.	As per the review of payment history as of 01/xx/2024, the borrower is current with the loan and the next due date is 02/xx/2024. The last payment was received on 01/xx/2024 in the amount of $6501.58 which was applied for the due date of 01/xx/2024. The current P&I is $4790.61 and PITI is $6501.58. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 01/xx/2024, the borrower is current with the loan and the next due date is 02/xx/2024. The UPB is xx. BWR has been SE for 17 years xx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx  Tape Value:xx Variance: -30 (Days)   Variance %:    Comment: As per note interest paid through date is 09/xx/2023   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 28 (Days) Variance %: Comment: As per note original note date isxx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the 12-month seasoning period requirement was not met from the acquisition date (xx) to the loan application date (xx). Further details not provided."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.543% exceeds APR threshold of 8.360% over by +0.183%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed CA AB 260 higher-priced mortgage loan test due to APR calculated 8.543% exceeds APR threshold of 8.360% over by +0.183%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			668	Not Applicable
49606300	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,174.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$478.64	7.375%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	33.169%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated xx No active liens or judgments have been found against the borrower or subject property. The county taxes for 2022 (1st and 2nd installments) are paid off in the total amount of $2,174.82. The water sewer taxes for 2024 are due in the amount of $17.75, which are payable through 2/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $803.10 (PITI), which was applied for the due date of 2/xx/2024. The monthly P&I is $478.64 with an interest rate of 7.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB is xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current foreclosure proceedings. BWR has 4.08 years on the job as a maintenance tech withxx As per tape data, the property occupancy is stated as owner-occupied. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value:xx |---| |----| Comment: Current value is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape, file and appraisal show subject in need of repair. Appraisal xx as is but there is need of repair to garage roof, interior flooring, windows and interior painting. Appraisal notes $2000 in damage but overall need does not appear to be addressed. Elevated for client review."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			685	Not Applicable
42823216	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,714.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,274.01	6.375%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	37.611%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated txx No active judgments or liens have been found. The annual combined taxes for 2023 have been paid in the amount of $3714.20.	As per the review of payment history as of 01/xx/2024, the borrower is current with the loan and the next due date is 02/xx/2024. The last payment was received onxx n the amount of $2581.20 which was applied for the due date of 01/xx/2024. The current P&I is $2274.01 and PITI is $2581.20. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 01/xx/2024, the borrower is current with the loan and the next due date is 02/xx/2024. The UPB is xx. Borrower has been SE for 2 years at xx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.61%. Tape shows lender miscalculated SE income using recent year tax returns. The revised income of $3385 pushes the DTI to 76.25%. Lender defect. The subject loan originated onxx and the 3-year SOL is active. BWR has been SE for more than two years, FICO 805, 0x30 since inception, and $xx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			788	Not Applicable
43357988	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	$204.53	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,367.65	9.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	638	Not Applicable	45.798%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report xx No active judgments or liens were found. The annual combined taxes for 2023 are paid off in the amount of $204.53 on 11/xx/2023. As per updated title report, no prior year taxes are delinquent.	As per the review of seller’s tape data as of 12/xx/2023, the borrower is current with the loan and the next due date is 02/xx/2024. Details of the last payment received & the current P&I are not available. As per tape, interest rate is 9.875%. The UPB is xx.	Collections Comments:The loan is performing. As per the review of seller’s tape data as oxx the borrower is current with the loan and the next due date is 02/xx/2024. Details of the last payment received & the current P&I are not available. As per tape, interest rate is 9.875%. The UPB is xx. No foreclosure activity has been found. No bankruptcy-related details have been found. xx Information regarding the damage and repair is not available in the latest servicing comments. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed GSE QM APR threshold test due to APR calculatexx exceeds APR threshold of 9.460% over by +0.533%."
* LE/CD Issue date test Fail (Lvl 3)     "Loan fails delivery and timing test for revised closing disclosure dated 10/xx/2023. Document tracker is missing and 3 business days were added to get receipt date 10/xx/2023 which is less than 3 business days from the consummation date 10/xx/2023.

Loan failed delivery and timing test for revised closing disclosure dated 10/xx/2023. Document tracker is missing and 3 business days were added to get receipt date 10/xx/2023 which is on the consummation date 10/xx/2023."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage APR threshold test due to APR calculated 9.993% exceeds APR threshold of 9.460% over by +0.533%.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.993% exceeds APR threshold of 8.710% over by +1.283%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.993% exceeds APR threshold of 8.710% over by +1.283%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			648	Not Applicable
19581127	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,076.90	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$632.07	6.500%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	35.696%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report datedxx No active liens or judgments have been found. The annual combined taxes for 2023 are due in the total amount of $4,076.9 on 03/xx/2024 and 08/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history tape data as of 12/xx/2023, the borrower is current with the loan. The next due date is 2/xx/2024. Unable to determine the last payment received date. The current P&I is $632.07 and the interest rate is 6.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history tape data as xx the borrower is current with the loan. The next due date is 2/xx/2024. Unable to determine the last payment received date. The current P&I is $632.07 and the interest rate is 6.500%. The current UPB is xx. No foreclosure and bankruptcy evidence has been found. BWR has 2.25 years on the job as retail security at xx. Unable to confirm the current condition and occupancy status of the subject property. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: 8 |---| -1 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx Tape Value:xx Variance: -14.777%   Variance %: -xx  Comment: As per finaxx
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Subject loan was a NOO loan and the CD shows proceeds in the amount ofxx were used for non-mortgage debt. The loan was tested for xx nitial   Tape Type:
Field: Original Appraisal Date   Loan Valuexx    Tape Value: xx  Variance: xx   Variance %:    Comment: As per appraisal original appraisal date isxx .   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx   Tape Valuexx  Variance:xx    Variancexx Comment: As per appraisal report original appraised value isxx    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Valuexx  Variance: xx    Variancxx   Comment: Collateral value used for underwriting:xx Amount of secondary lien(s): $0.00 Loan amount: xx CLTV =xx Current UPB xx with current CLTVxx  Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: As per note stated maturity date is 06/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed qualified mortgage lending policy points and fees test due to fees charged $4,668.79 exceeds fees threshold of $3,730.00 over by +$938.79.
The below fees were included in the test:
Processing Fee paid by Borrower: $435.79 Underwriting Fee paid by Borrower: $895.00 Loan Discount Fee (less excludable bona fide discount points) $3,338.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,668.79 exceeds fees threshold of $3,730.00 over by +$938.79.
The below fees were included in the test:
Processing Fee paid by Borrower: $435.79 Underwriting Fee paid by Borrower: $895.00 Loan Discount Fee (less excludable bona fide discount points) $3,338.00"
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan was a NOO loan and the CD shows proceeds in the amount of $xx were used for non-mortgage debt. The loan was tested for compliance through CE."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 35.69%. Tape shows rental income miscalculation. Revised DTI is 51%. Further details not provided. Lender defect. The subject loan originated onxx, and the 3-year SOL is active. BWR has 2.3 years on the job as a retail security, FICO 659, and $xx equity in the subject."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			637	Not Applicable
78673590	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,312.08	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,856.93	6.250%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	720	43.353%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx No active liens or judgments have been found against the borrower or subject property. The combined taxes for 2024 are due in the total amount of $3,813.76. The school taxes for 2024 (1st& 2nd installments) are due in the total amount of $4,749.16. The annual combined taxes for 2023 are paid in the amount of $3,744.66. The annual school taxes for 2023 are paid in the amount of $3,744.66. No prior year’s delinquent taxes have been found.	As per the PH tape data as of xx the borrower is current with the loan, and the next due date is 2/xx/2024. The date of the last payment received is not available. The current P&I is $2,856.93 with an interest rate of 6.25%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. As per PH tape data as of xx the borrower is current with the loan, and the next due date is 2/xx/2024. The current UPB is xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current foreclosure proceedings. xx No information has been found related to damage or repairs. As per tape data, the property occupancy is stated as owner-occupied. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Tape data shows age of loan is 4. Actual data shows age of loan is 3. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Tape data shows occupancy at origination is Investor. Actual data shows occupancy at origination is Primary.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx
Field: Stated Maturity Date Loan Value: xx Variance %: Comment: Tape data shows stated maturity date is 11/xx/2053. Actual data shows maturity date is 10/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$325.70. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is purchase case, originated on xx
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows the lender failed to follow the prior-to-close directions from thexx) on documenting letter of explanations for large deposits and consider them as supporting income. LOX states deposit was wedding gift and not included in state program qualification. Further details not provided."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			716	740
1993320	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,274.40	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$990.77	6.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	49.910%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of tape data payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 2/xx/2024. The details of last payment received are not available. The current P&I is $990.77 and interest rate is 6.500%. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of 1xx he borrower is current with the loan and next due date is 2/xx/2024. The UPB is xx. Unable to determine current condition and occupancy of the property. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. BWR has 3 years on the job as a xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: xx Comment: Seller tape shows Age of the loan 10, as per the Note document is 9. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value:xx    Variance:    Variance %:    Comment: Seller tape shows Borrower Last Name isxx
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: Seller tape showsxx , as per the MI document is xx.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Seller tape shows Occupancy at origination is Investor, as per the 1003 document is Primary.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Appraisal Date Loan Value: xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Property Marketability Issues (Lvl 3) "The tape shows the subject condo project does not meet FNMA guidelines requirements. The review of the condo questionnaire and appraisal report do not reflect any damage or repair. Further details not provided. A Zillow search shows an estimated value of xx. Current UPB xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			705	Not Applicable
86534021	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$866.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,178.39	6.990%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	714	717	28.402%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated 02/xx/2024 shows that the subject mortgage xx
No active liens and judgments have been found.
The second installment of county tax for 2023 are due in the amount of $433.25 on 03/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 2/xx/2024, the borrower is current with the loan. The next due date is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of $1,178.39 with an interest rate of 6.990% which was applied for the due date of 1/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as ofxx the borrower is current with the loan. The next due date is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of $1,178.39 with an interest rate of 6.990% which was applied for the due date of 1/xx/2024. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
BWR1 receives SSI, or retirement income. xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 14 Tape Value: 1xx . Tape Source: Initial Tape Type:
Field: Borrowerxx
Field: Borrower DTI Ratio Percent   Loan Value:xx  Tape Value:xx Variance: xx  Variance %: -xx Comment: DTI is 28.402%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx Tape Value: xx   Variance:    Variance %:    Comment: First name isxx    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx ape Value: xx  Variance:    Variance %:    Comment: Last name is Nokelby.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx
Field: Original Note Doc Date   Loan Value: xx
Field: Property Address Street   Loan Value: xx
Field: Subject Property Type Loan Value: Mobile Home Tape Value: PUD Variance: Variance %: Comment: As per appraisal property is manufactured home. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Mobile Home (Lvl 3)     "As per the appraisal report located atxx , the subject property type is xx . As per the UT report dated xx, the tax report shows the subject property type is "Mobile Home". VIN# is not available in the legal description of recorded mortgage. xx endorsement is not attached to the final title policy.
																																																																																							Title policy and affidavit of affixation shows affidavit of affixation recorded with document number xx. Parcel number on title shows #xx and on affixation shows #xx. Parcel number is in error but recorded document numbers agree. Downgrading to LVL3."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
617589	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$548.86	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$729.32	3.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	23.362%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx No active judgments or liens have been found. The second installment of county taxes for 2023 is due in the amount of $274.43 on 03/xx/2024 No prior year’s delinquent taxes have been found.	According to the payment history as of 2/xx/2024, the borrower is current with the loan. The next due date is 2/xx/2024. The last payment was received on 12/xx/2023 in the amount of $729.32 with an interest rate of 3.625% which was applied for the due date of 1/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as ofxx he borrower is current with the loan. The next due date is 2/xx/2024. The last payment was received on 12/xx/2023 in the amount of $729.32 with an interest rate of 3.625% which was applied for the due date of 1/xx/2024. The current UPB is xx. No bankruptcy and foreclosure evidence has been found. The loan was originatedxx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 25 Tape Value: xx Comment: Age of loan is 25. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx  Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Valuexx
Field: Original Note Doc Date   Loan Value: xx  Variance: 42 (Days)   Variance %:    Comment: Original note document date xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mobile Home Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Mobile Home (Lvl 3)     "As per the appraisal report located at xx  the subject property type is "xx . As per the UT report dated xx , the tax report shows subject property type is xx The xx endorsement is not attached with the final title policy. VIN# is not available in the legal description of recorded mortgage. The manufactured home rider and affidavit of affixation document are missing from the loan file and UT. Unable to confirm whether the home has been affixed to the land.
Title policy shows affidavit of affixation was recorded xx  via recording numberxx  Downgrading to LVL3 and requesting copy of affidavit from seller for our records."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 09/xx/2021 reflects Appraisal Fee at $750.00. Final CD dated 11/xx/2021 reflects Appraisal Fee at $1,050.00. This is an increase in fee of $300.00 for charges that cannot increase. Subject loan is a purchase, originated on xx and the SOL is 1-year has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			787	Not Applicable
9290127	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$367.74	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$894.76	6.990%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	770	768	30.196%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2024, the subject mortgage was originated oxx No active judgments or liens have been found. 2nd half county taxes for 2023/2024 are due on 3/xx/2024 in the amount of $183.87. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 1/xx/2024, the borrower is current with the loan and next due date is 3/xx/2024. The last payment was received on 1/xx/2024 in the amount of $999.99 which was applied for the due date of 1/xx/2024. The current P&I is $894.76 and PITI is $999.99. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx, the borrower is current with the loan and next due date is 3/xx/2024. The UPB is xx. BWR and BWR2 receive retirement income. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 12 |---| -3 |----| -25.00000% Comment: Tape data shows age of loan is 12. Actual data shows age of loan is 9. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Valuexx Tape Value: xx  Variance: xx  Variance %: xx    Comment: Tape data shows borrower DTI ratio is 30.127%. Actual data shows borrower DTI ratio is 30.196%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx  Tape Value: xx   Variance:xx    Variance xx   Comment: Tape data shows appraised value is xxActual data shows appraised value isxx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx    Tape Value: xx  Variance: 29 (Days)   Variance %:    Comment: Tape data shows original note date isxx Actual data shows original note date is 2/xx/2023.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape data shows property type is single family. Actual data shows property type is single Manufactured housing. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents." * Property is Manufactured Housing (Lvl 3) "Home is affixed. As per the tax report located atxx subject property type is manufactured home. As per the affidavit of affixation located at "xx" the home is permanently affixed with the xx Final title policy schedule B shows exception for affidavit of affixation."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			797	Not Applicable
58252590	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$665.78	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,049.29	5.990%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	815	Not Applicable	17.458%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for 2023 is paid in the amount of $332.89 on 10/xx/2023.
The second installment of county taxes for 2023 is due in the total amount of $332.89 on 4/xx/2024.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 1/xx/2024, the loan is performing. The last payment was received in the amount of $1,049.29 on 1/xx/2024 which was applied for the due date of 2/xx/2024. The next due date is 3/xx/2024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.990%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx, the loan is performing. The last payment was received in the amount of $1,049.29 on 1/xx/2024. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated xx
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			1: Acceptable					Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32233534	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$600.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$704.65	6.490%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	811	Not Applicable	31.540%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx No active liens and judgments have been found. The 1st installment of county taxes for the year 2023 is paid in the amount of $300.46. The 2nd installment of county taxes for the year 2023 is due on 5/xx/2024 in the amount of $300.46. No prior year’s delinquent taxes have been found.	According to the payment history as of 1/xx/2024, the borrower is current with the loan and the next due date is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of $823.73 (PITI) and was applied to the due date of 1/xx/2024. The monthly P&I is $704.65, and the interest rate is 6.490%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx  the borrower is current with the loan and the next due date is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of $823.73 (PITI) and was applied to the due date of 1/xx/2024. The monthly P&I is $704.65, and the interest rate is 6.490%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Bxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 14 Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx    Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Valuexx    Tape Value:xx    Variance:xx   Variance %xx Comment: As per appraisal report appraisal value is $xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 1xx    Tape Value: xx Variance: 22 (Days)   Variance %:    Comment: As per loan documents original note date is xxut tape showsxx  Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per documents property type PUD but tape shows single family resident. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged $3,642.00 exceeds fees threshold of $3,445.00 over by +$197.00.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $2,143.00
Processing Fee paid by Borrower: $1,499.00.

Downgraded the exception as SOL has been expired. 04/xx/2024."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged $3,642.00 exceeds fees threshold of $3,445.00 over by +$197.00.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $2,143.00
Processing Fee paid by Borrower: $1,499.00.

																																																																																								Downgraded the exception as SOL has been expired. 04/xx/2024."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			768	Not Applicable
8887331	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$976.41	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,177.75	7.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	699	747	40.621%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx Annual combined taxes for 2023 are paid in the amount of $976.41.	As per the review of payment history as of 02/xx/2024, the borrower is current with the loan and the next due date is 02/xx/2024. The last payment was received on 01/xx/2024 in the amount of $1590.60 which was applied for the due date of 01/xx/2024. The current P&I is $1177.75 and PITI is $1590.60. The UPB is xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as ofxx , the borrower is current with the loan and the next due date is 02/xx/2024. The UPB is xx.
Bxx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The appraisal report reflects as-is conditions. The photo addendum and improvement section show damaged fascia, wood rot at siding, damaged window trim, and damaged door trim. As per the supplemental addendum located at (credit package Pg. 80), the estimated cost to cure is $5,500.00. The updated 1004D/Completion report is missing from the loan file. CCs do not show damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: xx Comment: As per note doc age of loan is xx ; seller tape shows age of loan is 14. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value:xx Tape Value: xx    Variance: -xx   Variance %:    Comment: As per note doc interest paid through date is 1/xx/2023; seller tape shows interest paid through date is 12/xx/2023.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value:xx Tape Value:xx    Variance: 5.000%   Variance %xx    Comment: As per MI cert MI coverage amount is 25.000%; seller tape shows MI coverage amount isxx  Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Valuexx Tape Value: xx   Variance: 16 (Days)   Variance %:    Comment: As per note doc note date is 12/xx/2022; seller tape shows original note date is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx  Tape Value: xx   Variance: -31 (Days)   Variance %:    Comment: As per note doc stated maturity date is 1/xx/2053; seller tape shows stated maturity date is 2/xx/2053.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: As per appraisal subject property type is single family; seller tape shows subject property type is low rise condo. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report reflect as is conditions. The photos addendum and improvement section shows damage fascia, wood rot at siding, windows trim and damage door trim. Estimate cost to cure is available at Pg#80 with amount of $5,500.00. Updated 1004D/Completion report is missing from the loan file and final CD does not reflect escrow holdback amount."	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $6,859.14 exceeds fees threshold of $5,062.10 over by +$1,797.04.

The below fees were included in the test:

Loan Origination Fee paid by Borrowerxx
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $xx
Underwriting Fee paid by Borrower: $xx
* Loan does not conform to program guidelines (Lvl 3) "The tape shows points and fees on the subject loan exceeded the 3% threshold by 0.1623% and Fannie Mae does not allow for this to be cured post-close. Infinity CE results also GSE Fannie Mae QM points and fees limit."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.971% exceeds APR threshold of 7.870% over by +0.101%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $6,859.14 exceeds fees threshold of $5,062.10 over by +$1,797.04.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: $2,655.38
Points - Loan Discount Fee paid by Borrower: $2,513.76
Processing Fee paid by Borrower: $595.00
Underwriting Fee paid by Borrower: $1,095.00

Downgraded the exception as SOL has been expired. 04/xx/2024."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.990% exceeds APR threshold of 7.870% over by +0.120%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83758751	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$1,046.69	$2,980.12	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,758.44	6.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	40.546%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx The 1st installment of county tax for 2023 was paid in the total amount of $1,490.06 on 12/xx/2023. The 2nd installment of county taxes for 2023-2022 are due in the total amount of $2,441.6 on different dates. The 1st installment supplemental bills for 2022 and 1st installment supplemental bills for 2023 in the amount of $432.66 are good through 02/xx/2024.	According to the payment history as of 01/xx/2024, the borrower is current with the loan, and the next due date is 02/xx/2024. The last payment was received on 01/xx/2024 in the amount of $3,703.64 which was applied for the due date of 01/xx/2024. The current monthly P&I is $2,758.44 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as ofxx, the borrower is current with the loan, and the next due date is 02/xx/2024. The last payment was received on 01/xx/2024 in the amount of $3,703.64 which was applied for the due date of 01/xx/2024. The current monthly P&I is $2,758.44 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller tape data, the property is owner-occupied.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: xx Comment: Age of loan is 7. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx    Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value:xx   Tape Value:xx Variance: -xx    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Valuexx    Variance: 16 (Days)   Variance %:    Comment: Original note doc date is xx    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx Tape Value:xx    Variance: -xx Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Single Family Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject property type is single family. Tape Source: Initial Tape Type:	3: Curable		* Assets do not meet guidelines (Lvl 3) "The tape shows that the source of the $xx deposit made on 3/xx/2023 is not available in the loan documents. Further details not provided. Total assets available in LP, i.e., xx, satisfy the cash to close requirement of xx." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41%. Tape shows BWR started to receive increased adult foster care income from the state and excluding rental income that was not supported, the revised DTI is 46.5%. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has 7 years on the job as a grievance and appeals case analyst for the State of CA, FICO 696, 0x30 since inception, and $xx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			616	Not Applicable
48825496	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,468.32	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,622.69	7.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	43.466%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx No active judgments or liens found. The first county taxes for 2023 is paid off in the amount of $4,234.16 on 12/xx/2023. The second county taxes for 2023 is due on 4/xx/2024 in the amount of $4,234.16. As per updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of 1/xx/2024, the borrower is current with the loan and the next due date of payment is 2/xx/2023. The last payment was received on 1/xx/2024 in the amount of $5,958.23 which applied for 1/xx/2024. The current P&I is $4,622.69 with an interest rate of 7.375%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing. According to the review of updated payment history as of xx the borrower is current with the loan and the next due date of payment is 2/xx/2023. The UPB as of the date mentioned in the updated payment history is xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the tape data, the subject property has been occupied by owner. Information regarding the damage and repair is not available in the latest servicing comments. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: xx|---| -306 (Days) |----| Comment: Seller tape shows Interest paid through Date 1/xx/2024, as per the document is 1/xx/2023. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.46%. The tape shows borrower was not employed at the time of closing. BWR defect. Subject loan originated on xx
* Compliance Testing (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.774% exceeds APR threshold of 7.560% over by +0.214% .HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed ComplianceEase delivery and timing test for Closing Disclosure dated 2/xx/2023. Document tracker is missing and 3 business days were added to get receipt date xx which is after the Consummation date 2/xx/2023.

Downgraded the exception as SOL has been expired. 04/xx/2024."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.323% exceeds APR threshold of 7.560% over by +0.763%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								CA AB 260 Higher-Priced Mortgage Loan Test due to Calculated Finance charge of 8.323% exceeds Disclosed Finance charge of 7.560% over by +0.763%. HPML-Disclosure signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			516	Not Applicable
69217443	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$938.40	$848.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,889.68	5.577%	xx	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	729	Not Applicable	58.420%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx No active judgments/liens have been found in the updated title report against the borrower/subject property. The 1st installment of county taxes for 2023 was paid in the amount of $424.20 on 11/xx/2023. The 2nd installment of county taxes for 2023 is due in the total amount of $424.20 on 04/xx/2024. The 1st and 2nd installments of county taxes for 2022 are delinquent in the total amount of $938.4, which were due on 12/xx/2022 and 04/xx/2023 and good through 02/xx/2024.	As per review of the payment history as of 2/xx/2024, the loan is performing. The last payment was received in the amount of $1,889.68 on 2/xx/2024 which was applied for the due date of 2/xx/2024. The next due date is 3/xx/2024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.577%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx the loan is performing. The last payment was received in the amount of $1,889.68 on 2/xx/2024. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR receives SSI, or retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Flood Certificate Initial 1003_Application Missing Dicsloures Missing Initial Closing Disclosure Mortgage Insurance	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report addendum photo is black and white and not clearly visible."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is purchase case, originated on 10/xx/2023 and the SOL is 1 year."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is uninsured as delivery of the insurance certificate was late. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "VA guaranty certificate is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* Cash out purchase (Lvl 2) "Subject loan is purchase case. Final closing disclosure dated 10/xx/2023 reflects cash to in the amount of $xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			723	Not Applicable
44886842	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,733.85	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,022.20	7.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	15.197%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history on the seller’s tape dated 1/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is 3/xx/2024. The P&I is $1,022.20. The UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history on the seller’s tape dated xx, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is 3/xx/2024. The P&I is $1,022.20. The UPB is xx. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding Covid-19. No evidence has been found regarding damage. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx Tape Valuexx Comment: Seller tape shows DTI Ratio percent is xx as per the latest document is 15.197%. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $4,452.00 exceeds fees threshold of $4,254.85 over by +$197.15.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,960.00
Underwriting Fee paid by Borrower: $1,492.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 10/xx/2023 does not reflect credit report fee. Final CD dated 10/xx/2023 reflects credit report fee at $51.85.
Loan estimate dated 10/xx/2023 does not reflect flood certification - single charge or life of loan. Final CD dated 10/xx/2023 reflects flood certification - single charge or life of loan at $12.00. This is a cumulative increase of xxfor charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated onxx  and the xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,452.00 exceeds fees threshold of $4,254.85 over by +$197.15.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,960.00
Underwriting Fee paid by Borrower: $1,492.00."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows BWR lost job prior to lender selling the loan. BWR had 4 years on that last job in info technology. No mention of BWR not employed at closing. No ATR impact."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			777	Not Applicable
42212135	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	$236.65	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$510.48	3.250%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	637	Not Applicable	38.133%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx No active judgments or liens have been found. The annual installments of combined taxes for 2023 have been paid in the amount of $236.65 on 01/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of 1/xx/2024, the borrower has been delinquent for 3 months and the next due date is 10/xx/2023. The last payment was received on 12/xx/2023 in the amount of $926.00 (PITI), which was applied for the due date of 9/xx/2023. The current P&I is $510.48 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the loan is in collection.
According to payment history as ofxx the borrower has been delinquent for 3 months and the next due date is 10/xx/2023. The current UPB reflected as per the payment history is xx.
As per the seller’s tape data, the borrower was approved for Covid-19 deferral plan from 11/xx/2023 to 01/xx/2024.
The photo addendum attached with the appraisal report dated xx reflects some wood rot on the corner of the rear door. Also, observe the split level of the master bedroom and bathroom. The appraisal report does not reflect the cost to complete the repair. No details have been found regarding the completion of the repairs. CCs do not show damages.
As per the comment dated 01/xx/2024, the subject property is occupied.
As per the comment dated 10/xx/2023, the borrower intends to keep the subject property.
As per the comment dated 03/xx/2023, the servicer provided a trial plan, which will begin on 05/xx/2023, with a monthly amount of $997.21.
As per the comment dated 07/xx/2023, the borrower was approved for modification.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 20 Tape Value: xx Comment: Age of loan is 20. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections,xx s   Tape Value: Collections, >=xx ariance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value:xx   Tape Value: xx  Variance: -184 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: Not Applicable   Tape Value:xx ariance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.003%   Variance %: 0.00300%   Comment: Collateral Value used for Underwriting:xx . Amount of Secondary Lien(s): $0.00. Loan Amount: xx . CLTVxx .   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Value: xx   Variance:xx   Variance %xx Comment: Collateral Value used for Underwriting: xx  Amount of Secondary Lien(s): $0.00. Loan Amount:xx  Tape Source: Initial   Tape Type:
Field: Payment History String Loan Valuexx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, but the photo addendum reflects some wood rot on the corner of the rear door. The appraisal report does not reflect the cost to complete the repair. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Issue with the Initial CD (Closing Disclosure) (Lvl 3)     "Initial CD dated 12/xx/2021 does not reflect settlement agent information."
* Revised Loan Estimate is missing (Lvl 3)     "Revised LE dated 11/xx/2021 is missing from the loan documents."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand-dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38%. The tape shows the lender miscalculated commission income. Further details not provided. Lender defect. The subject loan originated on xxand the 3-year SOL is active. BWR has 4 months on the job in retail sales, FICO 637, $xx equity in the subject. Downgraded to LVL2 because loan is current and SOL expires in 2024."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			481	Not Applicable
19347513	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,549.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,304.43	5.500%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	29.535%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 1/xx/2024, the borrower has been delinquent for 2 months with the loan and next due date is 11/xx/2023. The last payment was received on 1/xx/2024 in the amount of $2,719.42 which was applied for the due date of 10/xx/2023. The current P&I is $2,304.43 and PITI is $2,719.42. The UPB is xx.	Collections Comments:The loan is in collection. As per the review of payment history as of xx , the borrower has been delinquent for 2 months with the loan and next due date is 11/xx/2023. The UPB is xx. xx The loan was originated onxx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is 13. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Collections, < 60 Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Valuexx   Tape Value:xx   Variance: xx   Variance %: xx   Comment: Original CLTV ratio percent ixx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx  Tape Value: xx  Variance: xx    Variance %: -xx   Comment: Original standard LTV isxx .   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value:xx Tape Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xxurrent UPB xx." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 29.53%. Tape shows BWR was not employed prior to closing, and the revised DTI is incalculable. Further details not provided. BWR defect. Subject loan originated on 8/xx/2022, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			481	Not Applicable
51747576	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,280.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,053.15	5.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	46.922%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx No active judgments or liens were found. The annual installments of combined taxes for 2023 were paid in the amount of xx on 12/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 1/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of PITI $4,136.48 which was applied for the due date of 1/xx/2024. The current P&I is $3,053.15 and the rate of interest is 5.375%. The current UPB is xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is 2/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
BWR has 18.50 years on the job as a sales at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx Tape Value: xx |---|xx Comment: AS per 1008 and DU borrower DTI ratio is 46.922% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx   Tape Value:xx Variance: xx  Variance %: xx Comment: Appraisal report shows original appraisal value is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx   Variance:    Variance %:    Comment: Property addressxx  Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx   Tape Valuexx    Variance: xx  Variance %:xx  Comment: Sales price (HUD-1 line 101) isxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx  Tape Value:xx Variance: -62 (Days)   Variance %:    Comment: As per note stated maturity date 07/xx/2052.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.92%. Tape shows BWR was not employed at closing and is now working as a realtor in a new job. Further details not provided. BWR defect. Subject loan originated on xx and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.922%, as the borrower’s income is xx and total expenses are in the amount of $4,724.80 and the loan was underwritten by DUxx and its recommendation is approve/eligible with a DTI of 46.92%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			698	Not Applicable
95900762	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$172.90	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$844.72	6.250%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	636	Not Applicable	39.175%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx No active judgments or liens were found. Parcel#3005-0010 The county taxes for 2023 (1st installment) were paid in the amount of $86.45. The county taxes for 2023 (2nd installment) are due in the total amount of $86.45 on 03/xx/2024. xx The county taxes for 2023 (1st installment) were paid in the amount of $613.57. The county taxes for 2023 (2nd installment) are due in the total amount of $629.30 on 03/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 1/xx/2024, the borrower is current with the loan and the next due date is 2/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,102.45 (PITI) which was applied to the due date of 1/xx/2024. The monthly P&I is $844.72 and the interest rate is 6.250%. The current UPB is xx.	Collections Comments:The loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is 2/xx/2024. The last payment was received on 12/xx/2023 in the amount of $1,102.45 (PITI) which was applied to the due date of 1/xx/2024. The monthly P&I is $844.72 and the interest rate is 6.250%. The current UPB is xx.
No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found. No details were found regarding Covid-19 and damage.
xx
The apxx Also, the photo addendum of 1004D reflects the same issue. The appraisal report does not reflect the cost to complete the repair, and the final CD does not reflect the escrow holdback. collection comments does not shows any comment regarding damage or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	Field: Age of Loan Loan Value: 4 Tape Value: xx Comment: Age of loan is 4. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx Tape Value: xx Variance: xx  Variance %:    Comment: Interest paid through date is 1/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx    Tape Value:xx   Variance: xx  Variance %: xx  Comment: Collateral Value used for Underwriting:xx . Amount of Secondary Lien(s): $0.00. Loan Amount: $xx . CLTV = xx .   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx    Tape Value: xx    Variance: xx   Variance %: xx    Comment: Collateral Value used for Underwriting:xx  Amount of Secondary Lien(s): $0.00. Loan Amount: xx LTV = xx    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 356 Tape Value: xx Variance: -1 Variance %: xx Comment: Stated remaining term is 356. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is 'Subject to Repairs' due to multiple repairs. 1004D is available in the loan documents and reflects cracks in veneers 1 and 2. Also, the photo addendum of 1004D reflects the same issue. The appraisal report does not reflect the cost to complete the repair, and the final CD does not reflect the escrow holdback."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the late fees test due to the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. The maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed $30."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $5,196.00 exceeds the fee threshold of $3,869.78 over by +$1,326.22. The following fees were included in the test: Lender Fee paid by Borrower: $1,629.00 Points - Loan Discount Fee paid by Borrower: $3,567.00

Loan fails qualified mortgage lending policy points and fees test due to fees charged of $5,196.00 exceeds the fee threshold of $3,869.78 over by +$1,326.22. The following fees were included in the test: Lender Fee paid by Borrower: $1,629.00 Points - Loan Discount Fee paid by Borrower: $3,567.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is uninsurable as the loan is an identity of interest transaction. Rental credit provided by the seller is below market, and EMD funds were not properly documented. BWR has 2 years on the job as a supervisor at Raleigh General Hospital. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "The loan failed the FHA QM rebuttable presumption test due to fees charged of $5,196.00 exceeds fees threshold of $3,869.78 over by +$1,326.22.
The following fees were included in the test:
Lender Fee paid by Borrower: $1,629.00
																																																																																							Points - Loan Discount Fee paid by Borrower: $3,567.00"	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx reflects cash to in the amount of $xx." * ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed FHA QM safe harbor threshold test due to APR calculated at 7.412% exceeds APR threshold of 8.377% variance by -0.965%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			650	Not Applicable
36534808	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First		$3,278.67	$2,709.63	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,661.58	6.990%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	39.544%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx No active judgments/liens have been found in the updated title report against the borrower/subject property. The 2023 county annual taxes have been delinquent in the amount of xx	As per review of the payment history as of 12/xx/2023, the loan is performing. The last payment was received in the amount of $1,661.58 on 12/xx/2023 which was applied for the due date of 12/xx/2023. The next due date is 1/xx/2024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 6.990%.	Collections Comments:Currently, the loan is performing. As per review of the payment history as ofxx the loan is performing. The last payment was received in the amount of $1,661.58 on 12/xx/2023. Current UPB as of date reflected in the provided payment history is xx. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per the seller's tape data, the subject property is owner-occupied. The details on foreclosure and bankruptcy are not provided. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Property Marketability Issues (Lvl 3) "The tape shows the subject condo project is non-warrantable as it has not been reviewed by FNMA. The review of the appraisal report does not reflect any damage or repairs. Further details not provided. A Zillow search shows an estimated value of xx. Current UPB xx. Pictures shows nice suburban SF type condo community."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			762	Not Applicable
42389025	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$441.81	6.625%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	666	Not Applicable	49.492%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx There are two IRS liens againstxx in the amount of xx in favor of the Internal Revenue Service which were recorded xx The defendant's middle name and property address mentioned on the supportive document are inconsistent with the subject borrower's middle name and property address. Tax details are not available.	According to the payment history as of 1/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of PITI $686.76 which was applied for the due date of 1/xx/2024. The current P&I is $441.81 and the rate of interest is 6.625%. The current UPB is xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is 2/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: AS per final 1008 and DU borrower DTI is 49.492% Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value:xx Variance: -31 (Days) Variance %: Comment: AS per note stated maturity date is 01/xx/2053. Tape Source: Initial Tape Type: Field: Total Debt / Legal Balance per Payment History Loan Value: $xx Tape Value: xx Variance:xx Variance %: 0.00137% Comment: The UPB per PH is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed PA License Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $3,604.68 exceeds fees threshold of $3,445.00 over by +$159.68.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $1,705.68
Processing Fee paid by Borrower: $1,899.00."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan has an interest rate of 6.625% that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $3,604.68 exceeds fees threshold of $3,445.00 over by +$159.68.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $1,705.68
Processing Fee paid by Borrower: $1,899.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.49%. Tape shows undisclosed auto loan debt with a monthly payment of $1,262.00. The revised DTI is 63.84%. BWR has a part-time income of $5K per year, and BWR2 has a xx annual income, which the lender could not use due to poor credit. Further details not provided. BWR defect. Subject loan originated on xx		Moderate	Not Covered	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			709	Not Applicable
77842232	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,876.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,269.31	6.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	Not Applicable	44.847%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datexx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of $2,876.00. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 2/xx/2024, the borrower is current with the loan and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $1,670.48 which was applied to the due date of 2/xx/2024. The unpaid principal balance is xx. The current P&I is $1,269.31 and the interest rate is 6.750%.	Collections Comments:The loan is currently performing and the next due date is xx The last payment was received on 2/xx/2024 in the amount of $1,670.48 which was applied to the due date of 2/xx/2024. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx Tape Valuxx Comment: DTI is 44.847% but tape shows 44.848%. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO and tape shows may be NOO. As per Zillow search results, BWR rented the subject property after closing. Further details not provided. Elevated for client review."	* Intent to Proceed Missing (Lvl 3) "Intent to proceed disclosure is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* Cash out purchase (Lvl 2) "Subject loan is a purchase. Final CD reflects cash to in the amount of $xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 09/xx/2022 reflects Points - Loan Discount Fee at $800.00. Final CD dated 10/xx/2022 reflects Points - Loan Discount Fee at $1,383.60. This is an increase in fee of $583.60 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. Initial LE dated 09/xx/2022 reflects the sum of Section C fees and Recording fee at $1,565.00. Final CD dated 10/xx/2022 reflects the sum of Section C and Recording fee at $2,153.00. This is a cumulative increase of +$431.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase, originated onxx  and 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.847%, as the borrower’s income is $4,376.09 and total expenses are in the amount of $1,962.56 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 44.85%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			574	Not Applicable
50688403	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,391.40	6.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	721	Not Applicable	44.892%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx No active judgments or liens were found. The tax details are not available.	According to the payment history as of 1/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of PITI $2,018.41 which was applied for the due date of 1/xx/2024. The current P&I is $1,391.40 and the rate of interest is 6.625%. The current UPB is xx.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx , the borrower is current with the loan and the next due date for the regular payment is 2/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
BWR has been SE for 13 years at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value:xx Tape Valuexx Comment: Seller tape shows DTI Ratio percent isxx as per the latest document isxx Tape Source: Initial Tape Type: Field: Borrower Last Name Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Seller tape shows Borrower Last Name is xx as per the Note document is xx. Tape Source: Initial Tape Type:	3: Curable		* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents." * Mortgage Riders incomplete / inaccurate (Lvl 3) "GA waiver of borrower rights rider is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is a NOO and was approved at 38.63%. Tape shows an undisclosed monthly debt of $1,377.00 with xx opened prior to closing. Revised DTI is 69.63%. Further details not provided. BWR defect. Subject loan originated on 2/xx/2023, and the 3-year SOL is active." * Cash out purchase (Lvl 2) "Subject loan is purchase case. Final CD dated 2/xx/2023 reflects cash to in the amount of $xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			715	Not Applicable
24170363	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$277.78	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,622.61	6.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	741	734	49.679%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The second installment of county taxes for 2023 is due in the amount of $138.89.	According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 1/xx/2024, which was applied for the due date of 1/xx/2024 and the next due date for payment is 2/xx/2024. The P&I is $1,622.61 and PITI is $1,870.42. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx he borrower is current with the loan. The last payment was received on 1/xx/2024, which was applied for the due date of 1/xx/2024 and the next due date for payment is 2/xx/2024. The P&I is $1,622.61 and PITI is $1,870.42. The UPB reflected as per the payment history is xx.
As per comment dated 1/xx/2024, the subject property is vacant.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is 13. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows that the appraised value of the subject is not supported due to the use of inappropriate comparable sales. The review of the appraisal report shows that the comps selected are dissimilar in terms of quality of construction, age, property condition, GLA, property upgrades, and additional amenities. Comp #3 with a sales price of $XX, is closest to the subject property, valued at $XX. Zillow search shows an estimated value of $XX. Current UPB is $XX. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $7,580.00 exceeds fees threshold of $7,182.12 over by +$397.88. The below fees were included in the test: Administration Fee paid by Borrower: $1,195.00 Points - Loan Discount Fee paid by Borrower: $6,385.00." * Property is Vacant (Lvl 3) "As per comment dated 1/xx/2024, the subject property is vacant."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. 04/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 10/xx/2022 reflects Points - Loan Discount Fee at $5,261.00. Final CD dated 11/xx/2022 reflects Points - Loan Discount Fee at $6,385.00. This is an increase in fee of +$1,124.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 11/xx/2022 and the 1-year SOL is expired.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated 10/xx/2022 reflects Recording fee at $50.00. CD dated 11/xx/2022 reflects Recording fee at $60.00. This is an increase in fee of +$5.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $7,580.00 exceeds fees threshold of $7,182.12 over by +$397.88.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,195.00
Points - Loan Discount Fee paid by Borrower: $6,385.00.

																																																																																								Downgraded the exception as SOL has been expired. 04/xx/2024."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			730	Not Applicable
32463176	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,604.22	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,248.80	7.500%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	46.889%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx There is a junior mortgage that was originated on xx The first and second installments of county taxes for 2022 were paid in the amount of $4,604.22. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 2/xx/2024, the borrower is current with the loan and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $1,589.30 which was applied to the due date of 2/xx/2024. The unpaid principal balance is xx. The current P&I is $1,248.80 and the interest rate is 7.500%.	Collections Comments:The loan is currently performing and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $1,589.30 which was applied to the due date of 2/xx/2024. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: 4 |---| -2 |----| -50.00000% Comment: Age of loan is 2. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.000%   Tape Value: 93.860%   Variance: 6.140%   Variance %: 6.14000%   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00 Loan Amount: xx CLTV = 94.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 94.000%   Tape Value: 93.860%   Variance: 0.140%   Variance %: 0.14000%   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00 Loan Amount: xx LTV = 94.000%.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: 900.00000% Comment: Final CD reflects, Sales price is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the 1 year SOL is active."
* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan could not be sold under guidelines due to the borrower not being a first-time homebuyer. The second lien of xx is being written off, and the lender is selling only the first lien. Further details not provided."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated 10/xx/2023 reflects cash to in the amount of $xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2023 reflects Points - Loan Discount Fee at $1,776.00. Final CD dated 10/xx/2023 reflects Points - Loan Discount Fee at $1,786.00. This is an increase in fee of +$10.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx 3 and the 1 year SOL is active.

																																																																																								Downgraded the exception as SOL has been expired. 04/xx/2024."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			752	Not Applicable
85087639	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,715.78	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,376.41	7.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	731	719	48.683%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report datedxx No active judgments or liens were found. The combined taxes for 2023 (1st and 2nd installments) were paid in the total amount of $4,715.78 onxx No prior year’s delinquent taxes have been found.	According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $2,936.56, which was applied for the due date of 2/xx/2024. The P&I is $2,376.41 with an interest rate of 7.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB is xx. No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. As per the tape data, the subject property is owner-occupied. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 0 Tape Value: xx Comment: Age of loan is 0 Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: Butt   Variance:    Variance %:    Comment: Borrower middle name Butt   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx Tape Value: xx    Variance:xx    Variance %: xx    Comment: Borrower DTI ratio percent 46.682%   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xxTape Valuexx  Variance:    Variance %:    Comment: Borrower first namexx Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx    Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Valuexx Variance:xx Variance %:xx  Comment: Original CLTV ration percent xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Valuexx    Variance: xx    Variance %: xx   Comment: Original Standard LTVxx  Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property PUD Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test as the revised LE dated 12/xx/2023 and initial CD dated 12/xx/2023 were received on the same date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised loan estimate delivery date test as the revised loan estimate delivery date of 12/xx/2023 is less than seven business days before the consummation date of 12/xx/2023."
* LE/CD Issue date test Fail (Lvl 3)     "Tape shows the subject is non-QM and is not salable due to the LE and CD sent on the same day. This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test as the revised LE dated 12/xx/2023 and initial CD dated 12/xx/2023 were delivered on the same date."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			774	711
67987659	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,317.62	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,237.70	6.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	47.378%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 02/xx/2024, the subject mortgage was originated xx No active liens and judgments have been found against the borrower and the property. No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is $1,237.70 and PITI is $1,607.62. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is xx
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on xx which was applied for the due date of 2/xx/2024 and the next due date for payment is 3/xx/2024. The P&I is $1,237.70 and PITI is $1,607.62. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 5.50 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan 15 Loan Value: Tape Value: 17 |---| -2 |----| -11.76470% Comment: Age of loan is 15. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.378%   Tape Value: 47.384%   Variance: -0.006%   Variance %: -0.00600%   Comment: As per 1008, DTI is 47.378%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Tape Value: xx  Variance: 1.466%   Variance %: xx  Comment: CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance:xx Variance %: xx Comment: LTV is xx Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Mortgage Riders incomplete / inaccurate (Lvl 3) "Waiver of borrower's right rider is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.37%. Tape shows BWR was not employed at the time of closing and is now xx. Further details not provided. BWR defect. The subject loan originated on xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 09/xx/2022 does not reflect Points - Loan Discount Fee. Final CD dated 09/xx/2022 reflects Points - Loan Discount Fee at $2,037.00. This is an increase in fee of $2,037.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a  purchase, originated on xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.378%, as the borrower’s income is $4,504.00 and total expenses are in the amount of $2,133.92 and the loan was underwritten by AUS/DU xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			762	Not Applicable
31819707	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,130.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,146.70	7.625%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	664	714	54.425%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2024, the subject mortgage was originated on xx There is junior mortgage active against the subject property in favor of MERS as xx There is UCC lien active in favor ofxx which was recorded on xx The amount of lien is not available in the supporting document. 2nd half county taxes for 2023 are due on 6/xx/2024 in the amount of $565.29. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx The last payment was received on xx in the amount of $1,435.52 which was applied for the due date of xx. The current P&I is $1,146.70 and PITI is $1,435.52. The UPB is xx. The principal payment was applied on xx in the amount of $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 2/xx/2024, the borrower is current with the loan and next due date is 3/xx/2024. The UPB is xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Borrower 1 receives xx Borrower 2 receives xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per note borrower last name xx but tape shows xx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx  Variance: xx   Variance %:xxComment: As per loan documents CLTV xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xxVariance: xx  Variance %: xx Comment: As per loan documents LTV xx but tape shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the loan is uninsurable as it did not meet the property flipping requirements. At the time of the sales contract, the seller had not vested title for 91 days. The review of the appraisal report shows the date of prior sales or transfers is 02/xx/2023, and the price of the prior sale or transfer was xx The current sale price is xx Subject was materially renovated on the interior."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.411% exceeds APR threshold of 7.890% over by +0.521%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 8.546% exceeds APR threshold of 8.090% over by +0.456%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.546% exceeds APR threshold of 7.890% over by +0.656%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			561	Not Applicable
63449092	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,603.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,661.27	5.375%	xx	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	759	51.205%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 2/xx/2024, the subject mortgage was originated on xx No active liens or judgments have been found. The county taxes for 2023 (1st and 2nd installments) are paid in the amount of xx The county taxes for 2023 (3rd and 4th installments) are due in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx and was applied to the due date of xx. The monthly P&I is $1,661.27, and the interest rate is 5.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB is xx. No information has been found related to damage or repairs. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. BWR2 hasxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value:xx|---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Value: xx  Variance:xx Variance %: xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Value: xx   Variance: xx   Variance %: xxComment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 9/xx/2052 Tape Value: 11/xx/2052 Variance: -61 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows not agency eligible, loan is uninsured. Borrower was discharged the day after the xx was issued, and the loan team missed it. The borrower did not meet eligibility requirements regarding length of service, so the VA would not make an exception to insure."
* MI, FHA or MIC missing and required (Lvl 3)     "VA loan guaranty certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is $4,694.63 and total expenses are in the amount of $2,403.87 and the loan was underwritten by DU xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			676	Not Applicable
39705027	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Vermont	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,429.74	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,863.30	6.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	36.896%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	The loan was originated on xx As per the review of tape data payment history as of xx the borrower is current with the loan and next due date is xx The current P&I is $1,863.30 and interest rate is 6.625%. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of 12/xx/2023, the borrower is current with the loan and next due date is 3/xx/2024. The UPB is xx.
Appraisal report is as is, but a review of the appraisal report shows that the property needs significant repairs to the chimney stack, the deck floor board should be replaced, and the water line is running from the exterior to inside the home. Also, the roof is nearing the end of its life and needs to be inspected by a professional. An estimated cost of repair is not available. Further details not provided.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value:xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Original Appraised Value Loan Value: xx Tape Value: xxVariance: xx Variance % xx Comment: Original appraised value is xx Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 2/xx/2054 Tape Value: 3/xx/2054 Variance: -28 (Days) Variance %: Comment: Stated maturity date is 2/xx/2054. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is as is, but a review of the appraisal report shows that the property needs significant repairs to the chimney stack, the deck floor board should be replaced, and the water line is running from the exterior to inside the home. Also, the roof is nearing the end of its life and needs to be inspected by a professional. 1004D report addressing these issues is missing from the loan documents. The final CD reflects the escrow holdback in the amount of $XX. Elevated for client review."
* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated XX reflects escrow holdback in the amount of $XX. Proof for release of escrow holdback is missing from the loan documents."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulations for the vermont mortgage lender license prohibited fees test.
The following fees were included in the test:
Loan Origination Fee paid by Seller: xx
Points - Loan Discount Fee paid by Seller: xx
Property Tax paid by Seller: xx
Real Estate Commission paid by Seller: xx
Settlement or Closing Fee paid by Seller: xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows that the appraised value of the subject is not supported due to the use of inappropriate comparable sales. The review of the appraisal report shows that the comps selected are dissimilar in terms of lot size, xx property condition, room count, property upgrades, and additional amenities xx is closest to the subject property, valued at xx A Zillow search shows an estimated value of xx Current UPB is xx"			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			732	Not Applicable
64187108	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,222.21	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$650.74	2.625%	xx	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 02/xx/2024, the subject mortgage was originated xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment isxx. The P&I is $650.74 and PITI is $1,236.78. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 1/xx/2024, the borrower is current with the loan. The last payment was received on xx which was applied for the due date of 1/xx/2024 and the next due date for payment is 2/xx/2024. The P&I is $650.74 and PITI is $1,236.78. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has a refinery operator. BWR employment details are not available. Subject is a xx
The loan was originated xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance is change in rate/term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of transaction is refinance.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 4/xx/2051 Tape Value: 6/xx/2051 Variance: -61 (Days) Variance %: Comment: Note reflects, stated maturity date is 04/xx/2051. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan is a VA streamline refinance. Tape shows that the subject loan does meet the seasoning period requirement of 210 days due to prior modification. Further details not provided." * Missing Initial 1003_Application (Lvl 3) "Initial application dated xx , signed by the loan originator, is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			755	Not Applicable
48063161	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,639.78	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,858.59	7.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	35.388%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 02/xx/2024, the subject mortgage was originated xx No active judgments or liens were found. The annual combined taxes for 2023 were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date for the regular payment is xx. The last was received on xx. The current P&I is $2,858.59 and the rate of interest is 7.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 3/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 4/xx/2024. The last was received on 3/xx/2024. The current P&I is $2,858.59 and the rate of interest is 7.875%. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
Borrower has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 35.388% Tape Value: 35.380% |---| 0.008% |----| 0.00800% Comment: A per loan documents borrower DTI ratio 35.888% but tape shows 35.380%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx  Tape Value: 2/xx/2024   Variance: 32 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx Tape Value: xx   Variance: xx Variance %: xx   Comment: As per loan documents appraisal value is xx but tape shows xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Value: xx  Variance: xx   Variance %: xx   Comment: As per loan documents LTV is xx but tape shows xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 12/xx/2053 Tape Value: 1/xx/2054 Variance: -31 (Days) Variance %: Comment: As per note stated maturity is 12/xx/2053 but tape shows 1/xx/2054. Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the appraised value of xx came in lower than the purchase price of xx The review of loan documents shows that there are two appraisal reports with an appraised value of xx and xx. UW used an appraised value of xx for qualification. Using the lower appraised value of xx increases the LTV/CLTV from xx Zillow search shows an estimated value of xx Current UPB xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			761	Not Applicable
30211818	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,483.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$740.85	6.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	812	Not Applicable	33.536%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 2/xx/2024, the subject mortgage originated xx No active judgments or liens were found. The taxes are to follow. No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of $990.01, which was applied for the due date of xx. The current monthly P&I is $740.85 with an interest rate of 6.38%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB is xx. No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. As per tape data, the subject property is owner-occupied. BWR has xx BWR2 has xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 33.536% Tape Value: 65.000% |---| -31.464% |----| -31.46400% Comment: As per final 1003 & DU DTI ratio percent is 33.536%; seller tape shows DTI ratio percent is 65.000%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Detached/Attached Loan Value: Detached Tape Value: Attached Variance: Variance %: Comment: As per appraisal subject property is detached; seller tape shows subject property is attached. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.53%. The tape shows BWR was xx at the time of closing. The revised xx. BWR defect. The subject loan originated on xx * ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the xx validation test. The Pennsylvania xx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			682	Not Applicable
53260822	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Wyoming	xx	xx	No	Yes	Not Applicable	First	$0.00	$612.74	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$564.14	7.375%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	796	788	44.301%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. The first installment of county taxes for 2023 has been paid in the amount of xx The second installment of county taxes for 2023 is due on 09/xx/2024 in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx The last payment was received on 2/xx/2024 in the amount of $680.38 (PITI) which was applied for the due date of xx. The current P&I is $564.14 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB reflected as per the payment history is xx.
The seller’s tape shows the back porch has no railing on the stairs. CCs do not show damages.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR and BWR1 have been xx
The loan was originated xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx|---| |----| Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows the business assets of xx were submitted towards closing without a xx Excluding the assets submitted creates an asset shortfall of xx BWR has been xx since inception 10/xx/22. Further details not provided."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO. The tape shows the BWR selecting "yes" in Section D of the declarations on the initial application, suggesting the BWR may be applying for another mortgage loan on another property that is not disclosed on the loan application. BWR selected "no," answering the same question in the final application. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as a NOO at 44%. The tape shows the lender failed to document the xx. Also, the lender failed to document verification of the current existence of the business. Further details were not provided. Lender defect. The subject loan originated on xx BWR has been xx Downgraded to level 2 as this is investment loan and QM/ATR exempts in investment."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			744	745
9679491	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,907.91	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,568.56	7.375%	xx	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	734	56.024%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2024, the subject mortgage was originated oxx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 2/xx/2024, the borrower is current with the loan and next due date is 3/xx/2024. The last payment was received on 1/xx/2024 in the amount of $4,484.30 which was applied for the due date of 2/xx/2024. The current P&I is $1,568.56 and PITI is $2,242.15. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 2/xx/2024, the borrower is current with the loan and next due date is 3/xx/2024. The UPB is xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. BWR starts working at xx BWR2 receives xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 56.024% Tape Value: 56.961% |---| -0.937% |----| -0.93700% Comment: Borrower DTI Ratio percent is 56.024% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx Variance:    Variance %:    Comment: Current Value is N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI is N/A   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx Tape Value: xx  Variance: xx   Variance %: xx  Comment: Original Balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx  Variance: xx Variance %: xx  Comment: Original CLTV Ratio percent xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -2 (Days)   Variance %:    Comment: Original Note Doc Date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original Standard LTV is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 56.02%. Tape shows the lender failed to document the SSA letter supporting the SSI used for qualification. Revised DTI is xx. Further details not provided. Lender defect. Subject loan originated on xx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged of $6,616.00 exceeds fees threshold of xx.
The following fees were included in the test:
Application Fee paid by Borrower: xx
Appraisal Review Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Vaildation Services Fee paid by Borrower: xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of xx ceeds fees threshold of xx
The following fees were included in the test:
Application Fee paid by Borrower: xx
Appraisal Review Fee paid by Borrower:xx
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Vaildation Services Fee paid by Borrower: xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the credit report used was more than 120 days older at closing. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "The loan failed the FHA QM rebuttable presumption test due to fees charged of $6,616.00 exceeds fees threshold of xx
The following fees were included in the test:
Application Fee paid by Borrower: xx
Appraisal Review Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
																																																																																							Vaildation Services Fee paid by Borrower: xx	* Compliance Testing (Lvl 2) "Loan failed FHA QM safe harbor threshold test due to APR calculated at 8.309% exceeds APR threshold of 9.417% variance by -1.108%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			757	716
28169070	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,083.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,395.58	8.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	786	Not Applicable	49.715%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2024, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of county taxes for 2023 have been paid in the amount ofxx. No prior year’s delinquent taxes have been found.	According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on xx in the amount of $5,050.06 (PITI), which was applied for the due date of 2/xx/2024. The current P&I is $4,395.58 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB reflected as per the payment history is xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Collections - Current Servicer Name Loan Value: xx Tape Value:xx|---| |----| Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Updated as per AUS and final application. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx annual payments are xx, and their debt service cover ratio (DSCR) is 0.50, which is less than 1.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 49.71%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. Subject loan originated on xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			765	Not Applicable
51603501	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,164.94	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,229.86	8.125%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	777	779	48.449%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. The first and second installments of county taxes for 2023 are due in the total amount of $5,164.94. No prior year’s delinquent taxes have been found.	According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on xx in the amount of $3,779.69 (PITI), which was applied for the due date of 2/xx/2024. The current P&I is $3,229.86 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB reflected as per the payment history is xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been xx
BWR2 has been xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Collections - Current Servicer Name Loan Value: xx Tape Value: xx|---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.44%. Tape shows the lender xx debt with a monthly payment of $907 without supporting documents. Revised DTI is xx. Further details were not provided. Lender defect. The subject loan originated on xx	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			686	793
61133269	xx	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,307.96	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,900.92	9.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	773	646	49.344%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 2/xx/2024, the subject mortgage was originated on xx There is a municipal lien certificate against the subject property in favor of xx The first, second, and third installments of county taxes for 2024 were paid in the amount of xx The fourth installment of county taxes for 2024 is due in the amount of $411.65. xx The first, second and third installments of county taxes for 2024 were paid in the amount of xx The fourth installment of county taxes for 2024 is due in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of 2/xx/2024, the borrower is current with the loan and the next due date is 3/xx/2024. The last payment was received on xx in the amount of $2,071.32 which was applied to the due date of 2/xx/2024. The unpaid principal balance is xx. The current P&I is $1,900.92 and the interest rate is 9.000%.	Collections Comments:The loan is currently performing and the next due date is 3/xx/2024.
The last payment was received on 1/xx/2024 in the amount of $2,071.32 which was applied to the due date of 2/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR1 receives xx
BWR2 has been SE for xx
BWR3 has xx
The Covid-19 attestation is located xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Collections - Current Servicer Name Loan Value: Not Applicable Tape Value:xx |---| |----| Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Stated P&I as per note is xxbut tape shows xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Closing_Disclosure violations (Lvl 3) "The tape shows the loan failed to meet the 3-day waiting period requirement due to the increased APR disclosed on the final CD, which became inaccurate due to the calculated APR of 9.336% exceeding the disclosed APR of 9.505%. Further details were not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated at 9.336% exceeds APR threshold of 8.710% over by +0.626%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			690	797
17916681	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,524.40	5.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	730	Not Applicable	47.214%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 02/xx/2024 shows that the subject mortgage was originated onxx There is municipal lien certificate on the subject property in favor of “xx Tax status is to follow.	According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 2/xx/2024, which was applied for the due date of 2/xx/2024 and the next due date for payment is 3/xx/2024. The P&I is $1,524.40 and PITI is $2,119.31. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 2/xx/2024, which was applied for the due date of 2/xx/2024 and the next due date for payment is 3/xx/2024. The P&I is $1,524.40 and PITI is $2,119.31. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
Borrower hasxx
Previously, BWR worked as axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.214% Tape Value: 75.000% |---| -27.786% |----| -27.78600% Comment: As per LP, borrower DTI is 47.214% Tape Source: Initial Tape Type:
Field: Collections - Current Servicer Name   Loan Value: Unable to determine   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:xx   Comment: Original P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.21%. Tape shows the loan has an issue with DTI. Revised DTI of xx Further details were not provided. Lender defect. The subject loan originated on xx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Qualified mortgage lending policy points and fees test due to fees charged $8,065.00 exceeds fees threshold of $7,672.14 over by xx
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $8,065.00 exceeds fees threshold ofxx
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			787	Not Applicable
57323003	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$19,521.10	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,582.44	7.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	48.914%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 2/xx/2024, the subject mortgage was originated on xx No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 1/xx/2024, the borrower is current with the loan. The next due date is 3/xx/2024. The last payment was received on 1/xx/2024 in the amount of $4,582.44 with an interest rate of 7.875% which was applied for the due date of 2/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 1/xx/2024, the borrower is current with the loan. The next due date is 3/xx/2024. The last payment was received on 1/xx/2024 in the amount of $4,582.44 with an interest rate of 7.875% which was applied for the due date of 2/xx/2024. The current UPB is xx. No foreclosure and bankruptcy evidence has been found. Borrower has been xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.914% Tape Value: 57.000% |---| -8.086% |----| -8.08600% Comment: As per 1008, calculated DTI is 48.914%. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: BWR last name is xx.   Tape Source: Initial   Tape Type:
Field: Collections - Current Servicer Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property street address is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.91%. Tape shows the loan has an issue with DTI. Revised DTI is xx Further details were not provided. Lender defect. The subject loan originated on xx	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. Initial LE dated  08/xx/2023 reflects the sum of Section C fees and Recording fee at $155.00. Final CD dated 12/xx/2023 reflects the sum of Section C and Recording fee at $207.90. This is a cumulative increase of $37.40 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase,xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			780	Not Applicable
2520433	xx	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	$16,095.33	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,392.68	8.875%	xx	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	663	Not Applicable	37.002%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the unrecorded copy of mortgage located at “xx, the subject mortgage was originated on xx No active judgments or liens have been found. The second installment of combined taxes for 2023/2024 is due in the amount ofxx No prior year’s delinquent taxes have been found.	According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 2/xx/2024, which was applied for the due date of 2/xx/2024 and the next due date for payment is 3/xx/2024. The P&I is $3,392.68 and PITI is $4,738.69. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 2/xx/2024, which was applied for the due date of 2/xx/2024 and the next due date for payment is 3/xx/2024. The P&I is $3,392.68 and PITI is $4,738.69. The UPB reflected as per the payment history is xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has been SE for xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 37.002% Tape Value: 36.837% |---| 0.165% |----| 0.16500% Comment: Borrower DTI ratio percent is 37.002%. Tape Source: Initial Tape Type:
Field: Collections - Current Servicer Name   Loan Value: Unable to determine   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx  Tape Value:xx   Variance: xx Variance %: xx   Comment: Original appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Value: xx   Variance: -xx Variance %: -xx Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx  Variance: xx   Variance %: xx Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: xx Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Subject property type is xx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO. The tape shows the appraiser update completed on 8/xx/2023, which reflects the expiration date of the appraiser license on xx , which is prior to the closing date of xx. Further details were not provided. xx search shows an estimated value of xx * Mortgage Not Recorded (Lvl 3) "A copy of the recorded mortgage/deed of trust is missing in the loan documents. Unrecorded copy of mortgage/deed of trust is xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			695	Not Applicable
60881970	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,684.33	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,105.71	2.750%	xx	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	735	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2024, the subject mortgage was originated on xx There is one prior civil judgment against the borrower in favor of xx The first and second installments of county taxes for 2023 have been paid in the total amount of $2,684.33. No prior year’s delinquent taxes have been found.	According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $1,411.89 (PITI), which was applied for the due date of 2/xx/2024. The current P&I is $1,105.71 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB reflected as per the payment history is xx.
As per the comment dated 04/xx/2023, the reason for default is xx
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 2 xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: 1st borrower's middle name marked as NA. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value:xx   Tape Value: xx  Variance:    Variance %:    Comment: Borrower's 1st name is xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower's last name is xx  Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Loan Documentation Type Loan Value: Streamline Refinance Tape Value: Full Documentation Variance: Variance %: Comment: Loan doc type is streamline refinance. Tape Source: Initial Tape Type:	3: Curable		* Closing_Disclosure violations (Lvl 3) "The signature section of the final CD reflects void handwriting." * Loan does not conform to program guidelines (Lvl 3) "Subject loan is a VA xx, and tape shows the loan does not meet the seasoning period requirement of 210 days between the first payment date of the existing mortgage, which is getting xx and the closing of our new subject loans."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			586	Not Applicable
60701897	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,449.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,499.50	3.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	698	Not Applicable	42.058%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 2/xx/2024, the subject mortgage was originated on xxx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2023 were paid in the amount of $3,449.34. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 1/xx/2024, the borrower is current with the loan and the next due date is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of $1,937.49 which was applied to the due date of 1/xx/2024. The unpaid principal balance is xx. The current P&I is $1,499.50 and the interest rate is 3.625%.	Collections Comments:The loan is currently performing and the next due date is 2/xx/2024.
The last payment was received on 1/xx/2024 in the amount of $1,937.49 which was applied to the due date of 1/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 8/xx/2023, the borrower’s income was impacted by Covid-19. FB plans ran and were extended several times from xx
As per the comment dated 8/xx/2023, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Initial Escrow Acct Disclosure	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 12/xx/2049 Tape Value: 1/xx/2050 Variance: -31 (Days) Variance %: Comment: Stated maturity date is 12/xx/2049. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.05%. The tape shows an income miscalculation. The revised DTI of 56% invalidates the AUS and is too high for manual UW. Further details were not provided. Lender defect. The subject loan was originated on xx, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/xx/2019 does not reflect points - loan discount fee. CD dated 11/xx/2019 reflects Points - Loan Discount fee at $8,184.00. This is an increase in fee of $8,184.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan file. Subject loan is purchase case, originated on 11/xx/2019 and the 1-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																								* Missing flood cert (Lvl 2) "Flood certificate is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			768	Not Applicable
76831492	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,782.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,484.96	7.000%	xx		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Investor	No	Not Applicable	Unavailable	776	Not Applicable	46.645%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 2/xx/2024, the subject mortgage was originated on xx There are three prior child support liens against the borrower in the total amount of xx The annual city taxes for the year 2023 were paid in the amount of xx The annual county taxes for the year 2023 were paid in the amount of xx The annual school taxes for the year 2023 were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of 01/xx/2024, the borrower is current with the loan, and the next due date is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of $2,033.63 (PITI), which was applied for the due date of 1/xx/2024. The current monthly P&I is $1,484.96, and the interest rate is 7.000%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 01/xx/2024, the borrower is current with the loan, and the next due date is 2/xx/2024. The current UPB is xx. No record of post-closing bankruptcy filed by the borrower has been found. No evidence of active foreclosure has been found. No evidence of damage or repair has been found. Borrower has been SE xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: na Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 1/xx/2053 Tape Value: 2/xx/2053 Variance: -31 (Days) Variance %: Comment: Tape data shows stated maturity date is 2/xx/2053. Actual data shows maturity date is 1/xx/2053. Tape Source: Initial Tape Type: Field: Total Debt / Legal Balance per Payment History Loan Value:xx Tape Value: xx Variance: xx Variance %: -xx Comment: na Tape Source: Initial Tape Type:	3: Curable		* Missing flood cert (Lvl 3) "Flood certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 46.65%. Tape shows the lender miscalculated BWR xx Lender defect. Subject loan originated on xx Downgraded as this is investment loan and QM/ATR exempt in investment loan. Downgraded to xxbecause occupancy is investment and ATR Exempt."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			691	Not Applicable
38341493	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,086.87	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,502.32	7.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	749	Not Applicable	44.513%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. The annual installments of county taxes for 2023 have been paid in the amount of $2,003.40 on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $1,858.55 (PITI), which was applied for the due date of 2/xx/2024. The current P&I is $1,502.32 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB reflected as per the payment history is xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Mortgage Insurance (MI) Claim Amount Loan Value: Not Applicable Tape Value: xx|---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 12/xx/2053 Tape Value: 1/xx/2054 Variance: -31 (Days) Variance %: Comment: Stated maturity date is 12/xx/2053 but tape shows 1/xx/2054. Tape Source: Initial Tape Type: Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: -xx Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as secondary home, but the tape indicates that the property is NOO due to misrepresentation. BWR has listed the property for xx. Further details were not provided. Elevated for client review."				Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			757	Not Applicable
36922239	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,532.69	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,287.36	7.000%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	811	Not Applicable	42.310%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 2/xx/2024 shows that the subject mortgage was originated xx No active judgments/liens have been found in the updated title report against the borrower/subject property. The first installment of county taxes for 2022 is paid in the amount of $833.42 on 9/xx/2022. The second installment of county taxes for 2022 is paid in the amount of $699.27 on 1/xx/2023. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated as of 2/xx/2024, the loan is performing. The last payment was received in the amount of $1,287.36 on 2/xx/2024 which was applied for the due date 2/xx/2024. The next due date is 3/xx/2024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 7.000%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated as of 2/xx/2024, the loan is performing. The last payment was received in the amount of $1,287.36 on 2/xx/2024. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 42.31%. The tape shows the lender miscalculated the rental income of the xx property using 2021 tax returns. Revised DTI is in excess of xx Further details not provided. Lender defect. The subject loan was originated on xx	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $5,734.00 exceeds fees threshold of xx The below fees were included in the test: Administration Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx Loan fails QM lending points and fees test due to fees charged xx exceeds fees threshold of xx. The below fees were included in the test: Administration Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.603% exceeds APR threshold of 7.590% over by +0.013%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report, which is located at "xx, the subject property is a manufactured home. The xx endorsement is attached to the final title policy. The affidavit of affixation is available with UT located at "xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			683	Not Applicable
81481681	xx	xx			561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First		$0.00	$10,558.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,543.41	7.375%	xx		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	742	Not Applicable	47.265%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 2/xx/2024, the subject mortgage was originated on xx No active judgments or liens were found. The annual county taxes for 2023 are paid off in the amount of $5,218.31 on 12/xx/2023. The annual school taxes for 2023 are paid off in the amount of $5,340.17 on 12/xx/2023. As per updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of 1/xx/2024, the borrower is current with the loan and the next due date of payment is 2/xx/2024. The last payment was received on 12/xx/2023 in the amount of $3,456.64 which applied for 1/xx/2024. The current P&I is $2,543.41 with an interest rate of 7.375%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing. According to the review of updated payment history as of 1/xx/2024, the borrower is current with the loan and the next due date of payment is 2/xx/2024. The UPB as of the date mentioned in the updated payment history is xx. No foreclosure activity has been found. No bankruptcy-related details have been found. Information regarding the damage and repair is not available in the latest servicing comments. BWR has been SE for xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures		3: Curable		* Missing Required Disclosures (Lvl 3) "Operating income statement disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is a NOO and was approved at 47.26%. Tape shows SE income miscalculation, and the revised DTI is xx. Further details not provided. Lender defect. Subject loan originated on xx Downgraded as this is investment loan and QM/ATR exempts in investment loan."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			647	Not Applicable
3082118	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$2,191.83	$2,191.83	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$812.95	6.875%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	739	Not Applicable	45.251%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 2/xx/2024, the subject mortgage was originated on xx No active liens and judgments have been found. The annual county taxes for 2023 are delinquent in the amount of	According to the payment history as of 2/xx/2024, the borrower is current with the loan. The next due date is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of $812.95 with an interest rate of 6.875% which was applied for the due date of 1/xx/2024. As per the tape data as of 1/xx/2024, the current UPB is xx. As per the PH, the current UPB is $xx, pending service transfer balance update.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The next due date is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of $812.95 with an interest rate of 6.875% which was applied for the due date of 1/xx/2024. As per the tape data as of 1/xx/2024, the current UPB is xx. As per the PH, the current UPB is $xx, pending service transfer balance update.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on 3/xx/2023. The seller's tape data shows that the borrower was not employed at the time of closing.
BWR has been on the job for xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 11 |---| -2 |----| -18.18181% Comment: Age of loan is 9 but tape shows 11. Tape Source: Initial Tape Type: Field: Original Appraisal Date Loan Value: xx Tape Value: xx Variance: -xx Variance %: Comment: Original appraisal date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails delivery and timing test for revised closing disclosure dated 3/xx/2023. Document tracker is missing and 3 business days were added to get receipt date 3/xx/2023 which is after from the consummation date 3/xx/2023."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.25%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. Subject loan originated on xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 02/xx/2023 does not reflect Rate Lock Fee. Final CD dated 03/xx/2023 reflects Rate Lock Fee at $30.94. This is an increase in the fee of $30.94 for charges that cannot increase. Valid COC for the increase in fee is available, but COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is a purchase, originated on xx

																																																																																										Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			661	Not Applicable
26439122	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,692.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,636.59	4.500%	xx	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	636	661	44.890%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 2/xx/2024, the subject mortgage was originated on xx There is a junior mortgage that was originated xx The first installment of combined taxes for 2022 is due in the amount of xx The second installment of combined taxes for 2022 was paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of 2/xx/2024, the borrower is current with the loan and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $2,326.10 which was applied to the due date of 2/xx/2024. The unpaid principal balance is xx. The current P&I is $1,636.59 and the interest rate is 4.500%.	Collections Comments:The loan is currently performing and the next due date is 3/xx/2024.
The last payment was received on 2/xx/2024 in the amount of $2,326.10 which was applied to the due date of 2/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 1/xx/2023, the payment dispute was received.
As per the comment dated 12/xx/2022, the subject property is owner occupied.
As per the comment dated 10/xx/2022, the Covid-19 assistant option was offered. The forbearance plan is xx
No comment pertaining to the damage to the subject property has been observed.
Borrower has xx
As per the seller's tape, the borrower was not employed at closing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 20 Tape Value: 22 |---| -2 |----| -9.09090% Comment: Tape data shows age of loan is 22. Actual data shows age of loan is 20. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx  Tape Value: xx  Variance: -xx Variance %: -xx   Comment: Tape data shows housing ratio per U/W is xx. Actual data shows housing ratio per U/W is xx  Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape data shows property address is xxx. Actual data shows property address is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the state regulations prohibited fees test.
The below fees were included in the test :
Tax Service Fee paid by Borrower: $80.00
Title Insurance Binder Fee paid by Borrower: xx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents. The subject loan is a refinance, xx"
* Homeowner's Counseling disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.88%. Tape shows BWR was not employed at closing, and new employment is commission only. Further details not provided. BWR defect. The subject loan originated xx		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			674	Not Applicable
87089315	xx	xx	561-2311	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,396.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,201.04	2.625%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	808	812	46.089%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2024, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of combined taxes for 2022 have been paid in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $2,665.47 (PITI), which was applied for the due date of 2/xx/2024. The current P&I is $2,201.04 with an interest rate of 2.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB is xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx  BWR2 has been SE xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 28 Tape Value: 29 |---| -1 |----| -3.44827% Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xxVariance: -xx Variance %: -xx Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.08%. Tape shows mortgage debt with xx on REO properties was not included in the DTI calculations. Further details not provided. Lender defect. Subject loan originated on xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 08/xx/2021 does not reflect points - loan discount fee. The final CD dated 09/xx/2021 reflects points - loan discount fee at $2,268.72. This is an increase in fee of $2,268.72 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, xx		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			792	Not Applicable
17882211	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,454.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,395.08	6.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	744	Not Applicable	42.336%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2024, the subject mortgage was originated on xxx No active judgments or liens have been found. The annual installments of county taxes for 2023 have been paid in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $4,896.54 (PITI), which was applied for the due date of 2/xx/2024. The current P&I is $3,395.08 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB is xx.
The supplemental addendum attached with the appraisal report dated 06/xx/2023 shows the subject garage has drywall behind the garage door, and the garage door has been removed. The estimated cost to remove the drywall behind the garage door and install the door hardware is $2,000.00. No details have been found regarding the completion of the repairs. CCs do not show damages.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 7 |---| -2 |----| -28.57142% Comment: Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 42.336% Tape Value: 61.420% Variance: -19.084% Variance %: -19.08400% Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Property Address Street Loan Value:xx Tape Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.13%. Tape shows SE income miscalculation, and the revised DTI is xx. Further details not provided. Lender defect. Subject loan originated on xx	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report in the loan file is as is. The supplemental addendum shows the subject garage has drywall behind the garage door, and the garage door has been removed. The estimated cost to remove the drywall behind the garage door and install the door hardware is xx Final CD does not reflect any holdback." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			755	Not Applicable
9037072	xx	xx	561-2311	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$694.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,652.63	6.750%	xx	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	No	734	Not Applicable	45.840%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2024, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of combined taxes for 2023 have been paid in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of 3/xx/2024, the next due date is 4/xx/2024. The last payment was received on 3/xx/2024. The current P&I is $1,652.63, with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 3/xx/2024, the next due date is 4/xx/2024. The last payment was received on 3/xx/2024. The current P&I is $1,652.63, with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR hasxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value: 45.840% Tape Value: 82.228% |---| -36.388% |----| -36.38800% Comment: Borrower DTI ratio percent is 45.840%. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: Original note doc date is xx Tape Source: Initial Tape Type: Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: -xxComment: Tape Source: Initial Tape Type:	3: Curable		* Missing flood cert (Lvl 3) "Flood certificate is missing from the loan documents." * Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.84%. Tape shows BWR was not employed after closing. Revised DTI is xx. Further details not provided. BWR defect. The subject loan originated on xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			682	Not Applicable